Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	50,612	1,429,283
American Axle & Manufacturing Holdings, Inc. *	65,912	503,568
Aptiv PLC *	156,604	13,038,849
Autoliv, Inc.	40,999	5,230,242
BorgWarner, Inc.	128,108	4,568,331
Dana, Inc.	71,828	1,009,902
Dorman Products, Inc. *	15,209	1,398,772
Ford Motor Co.	2,180,473	26,449,138
Fox Factory Holding Corp. *	23,167	1,080,046
Garrett Motion, Inc. *	83,207	755,520
General Motors Co.	644,627	29,001,769
Gentex Corp.	130,338	4,561,830
Gentherm, Inc. *	18,704	1,008,894
Goodyear Tire & Rubber Co. *	159,101	1,958,533
Harley-Davidson, Inc.	72,086	2,586,446
Holley, Inc. *	30,207	115,995
LCI Industries	13,891	1,526,343
Lear Corp.	31,832	3,990,141
Lucid Group, Inc. *(a)	493,335	1,401,071
Luminar Technologies, Inc. *(a)	172,033	282,134
Mobileye Global, Inc., Class A *	46,007	1,180,540
Modine Manufacturing Co. *	29,433	2,970,378
Patrick Industries, Inc.	11,840	1,356,864
Phinia, Inc.	25,432	1,138,336
QuantumScape Corp. *	198,246	1,171,634
Rivian Automotive, Inc., Class A *(a)	378,114	4,129,005
Solid Power, Inc. *	41,336	73,165
Standard Motor Products, Inc.	10,065	309,096
Stoneridge, Inc. *	14,067	223,243
Tesla, Inc. *	1,548,466	275,750,825
Thor Industries, Inc.	29,513	2,928,870
Visteon Corp. *	15,306	1,704,629
Winnebago Industries, Inc.	16,457	1,021,157
Workhorse Group, Inc. *	171,013	33,330
XPEL, Inc. *	12,161	462,118
		396,349,997

Banks 3.6%
1st Source Corp.	9,596	493,426
Amerant Bancorp, Inc.	15,586	343,515
Ameris Bancorp	36,001	1,798,250
Arrow Financial Corp.	9,836	246,982
Associated Banc-Corp.	83,772	1,794,396
Atlantic Union Bankshares Corp.	49,790	1,624,648
Axos Financial, Inc. *	28,767	1,549,678
Banc of California, Inc.	81,916	1,135,356
BancFirst Corp.	7,723	665,336
Bancorp, Inc. *	30,762	1,033,296
Bank First Corp.	4,538	370,482
Bank of America Corp.	3,847,756	153,871,762
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Hawaii Corp.	22,029	1,271,954
Bank of Marin Bancorp	7,905	121,579
Bank OZK	60,457	2,531,939
BankUnited, Inc.	41,494	1,190,463
Banner Corp.	18,985	889,068
Berkshire Hills Bancorp, Inc.	23,835	529,852
BOK Financial Corp.	15,428	1,398,085
Brookline Bancorp, Inc.	48,534	419,819
Byline Bancorp, Inc.	18,781	433,841
Cadence Bank	102,921	2,938,395
Camden National Corp.	7,417	240,459
Capitol Federal Financial, Inc.	70,415	364,046
Cathay General Bancorp	39,660	1,461,074
Central Pacific Financial Corp.	14,582	295,723
Citigroup, Inc.	1,062,779	66,221,759
Citizens Financial Group, Inc.	261,890	9,242,098
Citizens Financial Services, Inc.	2,222	93,213
City Holding Co.	7,825	799,872
Columbia Banking System, Inc.	116,021	2,236,885
Columbia Financial, Inc. *	17,910	259,695
Comerica, Inc.	75,197	3,853,094
Commerce Bancshares, Inc.	65,603	3,650,151
Community Financial System, Inc.	29,989	1,363,300
Community Trust Bancorp, Inc.	8,318	350,271
ConnectOne Bancorp, Inc.	20,283	378,075
CrossFirst Bankshares, Inc. *	21,916	286,880
Cullen/Frost Bankers, Inc.	35,424	3,598,370
Customers Bancorp, Inc. *	15,470	700,791
CVB Financial Corp.	72,407	1,197,612
Dime Community Bancshares, Inc.	24,617	454,676
Eagle Bancorp, Inc.	17,099	308,295
East West Bancorp, Inc.	79,293	5,882,748
Eastern Bankshares, Inc.	88,662	1,214,669
Enterprise Financial Services Corp.	20,379	788,464
FB Financial Corp.	18,907	699,559
Fifth Third Bancorp	382,609	14,317,229
Financial Institutions, Inc.	7,751	136,495
First BanCorp	91,681	1,625,504
First Bancorp/Southern Pines NC	22,620	713,661
First Bancshares, Inc.	15,492	392,722
First Busey Corp.	27,929	631,475
First Citizens BancShares, Inc., Class A	6,566	11,151,891
First Commonwealth Financial Corp.	57,177	772,461
First Community Bankshares, Inc.	9,602	333,573
First Financial Bancorp	51,986	1,159,288
First Financial Bankshares, Inc.	72,028	2,159,399
First Financial Corp.	5,687	210,646
First Foundation, Inc.	28,383	168,027
First Hawaiian, Inc.	70,687	1,437,067
First Horizon Corp.	309,931	4,909,307
First Interstate BancSystem, Inc., Class A	44,628	1,184,427
First Merchants Corp.	32,808	1,084,304
First Mid Bancshares, Inc.	13,113	416,207
First of Long Island Corp.	10,833	108,330

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Flushing Financial Corp.	14,766	187,824
FNB Corp.	200,228	2,757,140
Fulton Financial Corp.	100,696	1,695,721
German American Bancorp, Inc.	15,345	485,669
Glacier Bancorp, Inc.	61,443	2,296,739
Great Southern Bancorp, Inc.	4,752	249,432
Hancock Whitney Corp.	47,495	2,219,441
Hanmi Financial Corp.	15,607	245,966
HarborOne Bancorp, Inc.	22,657	235,859
HBT Financial, Inc.	6,770	132,015
Heartland Financial USA, Inc.	20,555	903,598
Heritage Commerce Corp.	31,802	259,186
Heritage Financial Corp.	19,525	353,988
Hilltop Holdings, Inc.	24,775	757,867
Home BancShares, Inc.	104,178	2,450,267
HomeStreet, Inc.	10,052	91,775
Hope Bancorp, Inc.	67,545	711,249
Horizon Bancorp, Inc.	22,434	274,143
Huntington Bancshares, Inc.	807,767	11,244,117
Independent Bank Corp.	23,969	1,217,386
Independent Bank Group, Inc.	20,511	944,326
International Bancshares Corp.	31,171	1,771,448
JPMorgan Chase & Co.	1,615,645	327,378,146
Kearny Financial Corp.	39,834	225,859
KeyCorp	522,381	7,506,615
Lakeland Financial Corp.	14,440	895,713
Live Oak Bancshares, Inc.	19,041	656,534
M&T Bank Corp.	92,520	14,026,032
Mercantile Bank Corp.	7,839	300,312
Metrocity Bankshares, Inc.	8,494	209,377
Midland States Bancorp, Inc.	11,372	258,372
National Bank Holdings Corp., Class A	20,599	751,246
NB Bancorp, Inc. *	21,332	322,540
NBT Bancorp, Inc.	25,925	963,891
New York Community Bancorp, Inc.	401,359	1,320,471
Nicolet Bankshares, Inc.	7,252	584,004
Northfield Bancorp, Inc.	22,946	203,302
Northwest Bancshares, Inc.	70,443	771,351
OceanFirst Financial Corp.	33,187	499,464
OFG Bancorp	25,582	950,627
Old National Bancorp	174,663	2,984,991
Old Second Bancorp, Inc.	22,032	318,583
Origin Bancorp, Inc.	16,325	510,483
Pacific Premier Bancorp, Inc.	53,291	1,185,192
Park National Corp.	7,876	1,082,635
Pathward Financial, Inc.	15,210	810,845
Peapack-Gladstone Financial Corp.	7,818	169,651
Peoples Bancorp, Inc.	17,997	524,613
Pinnacle Financial Partners, Inc.	42,478	3,377,426
PNC Financial Services Group, Inc.	222,116	34,958,837
Popular, Inc.	41,119	3,660,002
Preferred Bank	6,654	497,187
Premier Financial Corp.	18,844	371,415
Prosperity Bancshares, Inc.	52,491	3,270,189
Provident Financial Services, Inc.	69,675	1,003,320
QCR Holdings, Inc.	9,434	534,625
Regions Financial Corp.	516,034	9,985,258
Renasant Corp.	31,338	943,901
Republic Bancorp, Inc., Class A	4,756	246,313
S&T Bancorp, Inc.	20,772	662,835
Sandy Spring Bancorp, Inc.	24,236	568,092
Seacoast Banking Corp. of Florida	47,116	1,115,236
ServisFirst Bancshares, Inc.	26,929	1,664,212
Simmons First National Corp., Class A	71,027	1,234,449
Southside Bancshares, Inc.	16,315	437,405
SouthState Corp.	41,805	3,231,945
Stellar Bancorp, Inc.	25,351	572,679
SECURITY	NUMBER OF SHARES	VALUE ($)
Stock Yards Bancorp, Inc.	14,008	656,275
Synovus Financial Corp.	80,719	3,203,737
Texas Capital Bancshares, Inc. *	26,512	1,598,143
TFS Financial Corp.	25,335	333,915
Tompkins Financial Corp.	6,406	300,505
Towne Bank	38,075	1,035,259
TriCo Bancshares	18,592	707,983
Triumph Financial, Inc. *	11,778	875,105
Truist Financial Corp.	743,881	28,081,508
TrustCo Bank Corp.	9,967	277,083
Trustmark Corp.	34,299	999,816
U.S. Bancorp	869,424	35,255,143
UMB Financial Corp.	24,449	2,015,576
United Bankshares, Inc.	74,856	2,428,329
United Community Banks, Inc.	69,116	1,773,517
Univest Financial Corp.	16,159	352,266
Valley National Bancorp	234,423	1,671,436
Veritex Holdings, Inc.	29,785	607,614
WaFd, Inc.	38,585	1,080,766
Washington Trust Bancorp, Inc.	8,591	225,514
Webster Financial Corp.	96,621	4,272,581
Wells Fargo & Co.	2,011,827	120,548,674
WesBanco, Inc.	32,438	895,289
Westamerica BanCorp	14,711	718,191
Western Alliance Bancorp	60,145	3,790,939
Wintrust Financial Corp.	34,987	3,450,068
WSFS Financial Corp.	34,059	1,500,640
Zions Bancorp NA	82,245	3,552,162
		1,012,945,279

Capital Goods 6.6%
3D Systems Corp. *	73,755	259,618
3M Co.	309,234	30,966,693
A O Smith Corp.	69,225	5,789,979
AAON, Inc.	37,619	2,823,306
AAR Corp. *	17,693	1,256,026
Acuity Brands, Inc.	17,214	4,468,927
Advanced Drainage Systems, Inc.	38,354	6,654,035
AECOM	75,801	6,620,459
AeroVironment, Inc. *	15,534	3,140,198
AGCO Corp.	34,168	3,667,251
Air Lease Corp.	57,421	2,735,536
Alamo Group, Inc.	5,704	1,083,703
Albany International Corp., Class A	16,976	1,489,135
Allegion PLC	48,717	5,934,705
Allison Transmission Holdings, Inc.	50,613	3,836,972
Ameresco, Inc., Class A *	18,592	678,980
American Woodmark Corp. *	9,512	819,078
AMETEK, Inc.	129,333	21,932,290
API Group Corp. *	119,047	4,242,835
Apogee Enterprises, Inc.	11,824	768,205
Applied Industrial Technologies, Inc.	21,438	4,137,534
Archer Aviation, Inc., Class A *(a)	108,191	353,785
Arcosa, Inc.	27,203	2,391,416
Argan, Inc.	7,046	497,659
Armstrong World Industries, Inc.	24,580	2,846,364
Array Technologies, Inc. *	78,635	1,115,044
Astec Industries, Inc.	13,018	422,955
Atkore, Inc.	20,622	3,137,637
Atmus Filtration Technologies, Inc. *	46,289	1,427,553
Axon Enterprise, Inc. *	39,412	11,101,178
AZEK Co., Inc. *	82,412	3,952,479
AZZ, Inc.	16,160	1,355,501
Barnes Group, Inc.	28,087	1,081,069
Beacon Roofing Supply, Inc. *	34,968	3,393,994
Blink Charging Co. *(a)	34,219	106,421
Bloom Energy Corp., Class A *(a)	116,727	1,904,985
Blue Bird Corp. *	9,679	551,800

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BlueLinx Holdings, Inc. *	4,759	489,653
Boeing Co. *	320,238	56,877,471
Boise Cascade Co.	22,046	3,026,695
Builders FirstSource, Inc. *	68,955	11,087,274
BWX Technologies, Inc.	50,881	4,687,667
Cadre Holdings, Inc.	10,142	333,063
Carlisle Cos., Inc.	27,173	11,366,194
Carrier Global Corp.	466,768	29,495,070
Caterpillar, Inc.	284,259	96,227,357
ChargePoint Holdings, Inc. *(a)	168,504	283,087
Chart Industries, Inc. *	23,818	3,740,141
CNH Industrial NV	541,044	5,713,425
Columbus McKinnon Corp.	15,558	608,318
Comfort Systems USA, Inc.	19,762	6,468,893
Construction Partners, Inc., Class A *	25,646	1,492,854
Core & Main, Inc., Class A *	95,300	5,485,468
Crane Co.	27,447	4,091,799
CSW Industrials, Inc.	8,307	2,112,138
Cummins, Inc.	75,977	21,405,000
Curtiss-Wright Corp.	21,090	5,964,674
Custom Truck One Source, Inc. *	35,840	170,957
Deere & Co.	145,467	54,515,213
Desktop Metal, Inc., Class A *(a)	137,059	77,260
Distribution Solutions Group, Inc. *	5,809	193,904
DNOW, Inc. *	57,304	836,065
Donaldson Co., Inc.	67,024	4,938,328
Douglas Dynamics, Inc.	12,193	303,118
Dover Corp.	78,124	14,360,754
Ducommun, Inc. *	7,304	424,947
DXP Enterprises, Inc. *	7,607	377,916
Dycom Industries, Inc. *	15,952	2,870,722
Eaton Corp. PLC	223,334	74,336,722
EMCOR Group, Inc.	26,300	10,221,758
Emerson Electric Co.	319,484	35,833,325
Encore Wire Corp.	8,824	2,547,754
Energy Recovery, Inc. *	31,946	431,271
Enerpac Tool Group Corp.	31,149	1,224,779
EnerSys	22,509	2,427,371
Enovix Corp. *(a)	73,802	783,777
Enpro, Inc.	11,414	1,749,310
Esab Corp.	31,786	3,268,236
ESCO Technologies, Inc.	14,326	1,563,396
ESS Tech, Inc. *	124,585	92,866
Eve Holding, Inc. *(a)	16,742	82,538
Fastenal Co.	320,333	21,135,571
Federal Signal Corp.	33,918	3,121,134
Ferguson PLC	113,729	23,398,604
Flowserve Corp.	72,578	3,607,127
Fluence Energy, Inc. *	32,008	804,361
Fluor Corp. *	96,256	4,177,510
Fortive Corp.	195,881	14,581,382
Fortune Brands Innovations, Inc.	70,256	4,922,135
Franklin Electric Co., Inc.	22,218	2,210,247
FTAI Aviation Ltd.	55,838	4,708,260
FuelCell Energy, Inc. *	161,448	144,980
Gates Industrial Corp. PLC *	103,125	1,796,437
GATX Corp.	19,654	2,711,466
GE Vernova, Inc. *	152,386	26,804,697
Generac Holdings, Inc. *	34,375	5,060,344
General Dynamics Corp.	126,794	38,009,037
General Electric Co.	607,819	100,375,230
Gibraltar Industries, Inc. *	16,352	1,233,922
Global Industrial Co.	7,498	259,506
GMS, Inc. *	22,460	2,110,342
Gorman-Rupp Co.	13,387	462,387
Graco, Inc.	94,867	7,660,510
GrafTech International Ltd. *	84,446	139,336
Granite Construction, Inc.	24,329	1,515,453
Great Lakes Dredge & Dock Corp. *	35,212	322,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenbrier Cos., Inc.	17,394	961,018
Griffon Corp.	21,347	1,441,776
H&E Equipment Services, Inc.	18,926	896,525
Hayward Holdings, Inc. *	69,579	1,008,200
HEICO Corp.	56,762	12,588,109
Helios Technologies, Inc.	20,972	1,050,278
Herc Holdings, Inc.	15,452	2,241,622
Hexcel Corp.	46,807	3,223,598
Hillenbrand, Inc.	38,624	1,795,630
Hillman Solutions Corp. *	107,288	985,977
Honeywell International, Inc.	368,288	74,464,151
Howmet Aerospace, Inc.	219,012	18,539,366
Hubbell, Inc.	30,055	11,688,089
Huntington Ingalls Industries, Inc.	22,057	5,582,627
Hyliion Holdings Corp. *	71,095	105,221
Hyster-Yale Materials Handling, Inc.	5,890	427,555
Hyzon Motors, Inc. *	52,968	28,205
IDEX Corp.	42,433	8,853,221
IES Holdings, Inc. *	4,674	712,551
Illinois Tool Works, Inc.	152,181	36,941,938
Ingersoll Rand, Inc.	225,799	21,010,597
Insteel Industries, Inc.	11,420	375,375
ITT, Inc.	45,448	6,039,130
Janus International Group, Inc. *	47,226	655,497
JELD-WEN Holding, Inc. *	46,866	726,892
John Bean Technologies Corp.	17,463	1,668,240
Johnson Controls International PLC	381,536	27,436,254
Kadant, Inc.	6,262	1,790,995
Kennametal, Inc.	45,071	1,160,578
Kratos Defense & Security Solutions, Inc. *	80,983	1,760,570
L3Harris Technologies, Inc.	105,882	23,805,450
Lennox International, Inc.	17,828	8,960,353
Leonardo DRS, Inc. *	39,215	923,513
Lincoln Electric Holdings, Inc.	31,741	6,232,663
Lindsay Corp.	5,967	685,131
Lockheed Martin Corp.	120,085	56,480,779
Manitowoc Co., Inc. *	19,690	244,747
Markforged Holding Corp. *	38,024	15,981
Masco Corp.	122,699	8,579,114
MasTec, Inc. *	33,632	3,775,192
Masterbrand, Inc. *	70,901	1,184,756
McGrath RentCorp	13,399	1,460,223
MDU Resources Group, Inc.	111,707	2,819,485
Mercury Systems, Inc. *	28,575	884,396
Microvast Holdings, Inc. *	160,482	60,004
Middleby Corp. *	29,838	3,846,417
Moog, Inc., Class A	16,339	2,768,317
MRC Global, Inc. *	45,368	602,941
MSC Industrial Direct Co., Inc., Class A	25,903	2,225,068
Mueller Industries, Inc.	63,466	3,738,782
Mueller Water Products, Inc., Class A	86,728	1,609,672
MYR Group, Inc. *	9,400	1,457,564
National Presto Industries, Inc.	2,567	191,190
Net Power, Inc. *	13,088	137,555
NEXTracker, Inc., Class A *	68,013	3,752,277
Nikola Corp. *(a)	635,041	325,077
Nordson Corp.	30,262	7,103,097
Northrop Grumman Corp.	78,838	35,537,805
nVent Electric PLC	93,332	7,595,358
Omega Flex, Inc.	1,630	96,512
Oshkosh Corp.	36,136	4,109,747
Otis Worldwide Corp.	226,941	22,512,547
Owens Corning	49,816	9,020,183
PACCAR, Inc.	291,915	31,380,862
Parker-Hannifin Corp.	71,639	38,077,561
Pentair PLC	91,911	7,479,717
Plug Power, Inc. *(a)	302,243	1,006,469

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Powell Industries, Inc.	4,846	871,602
Preformed Line Products Co.	1,518	203,928
Primoris Services Corp.	29,354	1,607,425
Proto Labs, Inc. *	14,987	464,147
Quanex Building Products Corp.	18,864	621,757
Quanta Services, Inc.	81,037	22,361,350
RBC Bearings, Inc. *	15,865	4,684,617
Regal Rexnord Corp.	36,797	5,502,623
Resideo Technologies, Inc. *	82,926	1,791,202
REV Group, Inc.	19,044	521,996
Rocket Lab USA, Inc. *	146,579	640,550
Rockwell Automation, Inc.	63,797	16,429,641
RTX Corp.	741,379	79,928,070
Rush Enterprises, Inc., Class A	35,209	1,588,982
Rush Enterprises, Inc., Class B	6,069	256,537
Sensata Technologies Holding PLC	84,865	3,506,622
Shoals Technologies Group, Inc., Class A *	94,427	743,140
Shyft Group, Inc.	18,665	236,486
Simpson Manufacturing Co., Inc.	23,499	3,898,954
SiteOne Landscape Supply, Inc. *	24,782	3,836,749
Snap-on, Inc.	29,408	8,024,267
Southland Holdings, Inc. *	5,124	30,180
Spirit AeroSystems Holdings, Inc., Class A *	67,413	2,043,962
SPX Technologies, Inc. *	24,965	3,480,620
Standex International Corp.	6,246	1,050,640
Stanley Black & Decker, Inc.	86,247	7,518,151
Stem, Inc. *(a)	104,381	138,827
Sterling Infrastructure, Inc. *	16,705	2,052,543
SunPower Corp. *(a)	47,094	157,294
Sunrun, Inc. *	131,810	1,905,973
Symbotic, Inc. *	18,949	749,812
Tecnoglass, Inc.	10,840	570,292
Tennant Co.	10,522	1,080,189
Terex Corp.	37,423	2,233,030
Terran Orbital Corp. *	81,289	74,575
Textron, Inc.	109,597	9,601,793
Thermon Group Holdings, Inc. *	19,114	645,289
Timken Co.	36,271	3,151,587
Titan International, Inc. *	29,500	243,965
Titan Machinery, Inc. *	11,018	207,359
Toro Co.	59,272	4,753,022
TPI Composites, Inc. *(a)	33,002	180,851
Trane Technologies PLC	127,209	41,655,859
Transcat, Inc. *	5,385	686,049
TransDigm Group, Inc.	31,033	41,684,457
Trex Co., Inc. *	60,395	5,222,960
Trinity Industries, Inc.	44,309	1,393,518
Triumph Group, Inc. *	47,721	673,343
Tutor Perini Corp. *	23,303	514,064
UFP Industries, Inc.	34,004	4,062,798
United Rentals, Inc.	37,544	25,132,329
V2X, Inc. *	5,699	274,179
Valmont Industries, Inc.	11,558	2,905,681
Vertiv Holdings Co.	196,603	19,280,856
Vicor Corp. *	12,537	438,670
Virgin Galactic Holdings, Inc. *(a)	158,034	136,652
Wabash National Corp.	25,999	587,837
Watsco, Inc.	17,399	8,262,785
Watts Water Technologies, Inc., Class A	15,022	2,991,331
WESCO International, Inc.	24,925	4,473,788
Westinghouse Air Brake Technologies Corp.	99,717	16,875,108
WillScot Mobile Mini Holdings Corp. *	107,275	4,229,853
Woodward, Inc.	33,352	6,220,148
SECURITY	NUMBER OF SHARES	VALUE ($)
WW Grainger, Inc.	24,565	22,635,665
Xometry, Inc., Class A *	22,837	350,320
Xylem, Inc.	134,932	19,028,111
Zurn Elkay Water Solutions Corp.	79,632	2,493,278
		1,883,452,529

Commercial & Professional Services 1.6%
ABM Industries, Inc.	36,554	1,727,908
ACCO Brands Corp.	57,057	290,420
ACV Auctions, Inc., Class A *	75,002	1,338,786
Alight, Inc., Class A *	204,536	1,585,154
Automatic Data Processing, Inc.	229,583	56,229,468
Barrett Business Services, Inc.	3,337	441,619
Blacksky Technology, Inc. *(a)	59,779	65,159
Booz Allen Hamilton Holding Corp., Class A	72,204	10,990,171
Brady Corp., Class A	25,011	1,707,501
BrightView Holdings, Inc. *	31,535	435,498
Brink's Co.	25,264	2,608,255
Broadridge Financial Solutions, Inc.	65,539	13,158,265
CACI International, Inc., Class A *	12,509	5,309,820
Casella Waste Systems, Inc., Class A *	32,458	3,264,950
CBIZ, Inc. *	26,927	2,041,605
Cimpress PLC *	10,453	862,477
Cintas Corp.	48,191	32,672,052
Clarivate PLC *	237,639	1,354,542
Clean Harbors, Inc. *	27,890	6,040,695
Concentrix Corp.	26,459	1,622,730
Conduent, Inc. *	30,315	106,103
Copart, Inc. *	489,745	25,985,870
CoreCivic, Inc. *	62,982	1,010,861
CRA International, Inc.	3,642	640,883
CSG Systems International, Inc.	16,498	711,889
Dayforce, Inc. *	87,320	4,318,847
Deluxe Corp.	24,707	561,590
Driven Brands Holdings, Inc. *	33,202	381,491
Dun & Bradstreet Holdings, Inc.	133,965	1,284,724
Ennis, Inc.	14,679	308,699
Enviri Corp. *	47,410	419,579
Equifax, Inc.	68,827	15,925,880
ExlService Holdings, Inc. *	92,428	2,759,900
Exponent, Inc.	28,157	2,678,294
First Advantage Corp.	28,731	461,420
FiscalNote Holdings, Inc. *	40,664	52,050
Forrester Research, Inc. *	6,590	118,554
Franklin Covey Co. *	6,805	251,785
FTI Consulting, Inc. *	19,701	4,231,775
Genpact Ltd.	90,567	2,994,145
GEO Group, Inc. *	72,147	1,049,017
Healthcare Services Group, Inc. *	40,752	439,307
Heidrick & Struggles International, Inc.	11,306	387,570
HireRight Holdings Corp. *	10,708	153,124
HNI Corp.	25,702	1,209,279
Huron Consulting Group, Inc. *	10,458	923,546
ICF International, Inc.	9,396	1,341,279
Insperity, Inc.	19,803	1,875,740
Interface, Inc.	30,560	492,322
Jacobs Solutions, Inc.	70,385	9,807,446
KBR, Inc.	75,220	4,938,945
Kelly Services, Inc., Class A	19,780	430,017
Kforce, Inc.	10,976	678,427
Korn Ferry	28,827	1,900,852
LanzaTech Global, Inc. *	49,054	129,993
Legalzoom.com, Inc. *	66,930	587,645
Leidos Holdings, Inc.	77,252	11,359,907
Liquidity Services, Inc. *	11,998	235,281

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ManpowerGroup, Inc.	26,802	1,999,965
Matthews International Corp., Class A	16,710	473,394
Maximus, Inc.	33,434	2,878,667
MillerKnoll, Inc.	42,389	1,169,089
Montrose Environmental Group, Inc. *	14,720	691,987
MSA Safety, Inc.	20,306	3,655,080
NV5 Global, Inc. *	6,551	615,663
OPENLANE, Inc. *	61,983	1,069,207
Parsons Corp. *	22,249	1,694,261
Paychex, Inc.	178,489	21,447,238
Paycom Software, Inc.	26,975	3,920,007
Paycor HCM, Inc. *	35,641	440,879
Paylocity Holding Corp. *	24,455	3,476,767
Pitney Bowes, Inc.	94,960	514,683
Planet Labs PBC *	112,806	209,819
RB Global, Inc.	102,702	7,464,381
Republic Services, Inc.	114,366	21,179,440
Resources Connection, Inc.	17,608	201,612
Robert Half, Inc.	57,704	3,706,328
Rollins, Inc.	158,163	7,226,467
Science Applications International Corp.	29,635	3,990,353
SS&C Technologies Holdings, Inc.	120,138	7,454,563
Steelcase, Inc., Class A	52,701	719,896
Stericycle, Inc. *	51,357	2,646,940
Sterling Check Corp. *	21,342	328,240
Tetra Tech, Inc.	30,132	6,312,353
TransUnion	108,288	7,788,073
TriNet Group, Inc.	17,284	1,797,018
TrueBlue, Inc. *	16,834	181,807
TTEC Holdings, Inc.	10,166	63,843
UniFirst Corp.	8,119	1,287,673
Upwork, Inc. *	68,147	720,314
Veralto Corp.	122,655	12,091,330
Verisk Analytics, Inc.	81,160	20,515,625
Verra Mobility Corp. *	93,599	2,493,477
Vestis Corp.	71,857	885,278
Viad Corp. *	11,310	395,285
VSE Corp.	8,098	662,902
Waste Management, Inc.	204,759	43,148,864
		444,409,879

Consumer Discretionary Distribution & Retail 5.4%
1-800-Flowers.com, Inc., Class A *	17,358	168,025
Aaron's Co., Inc.	18,872	160,035
Abercrombie & Fitch Co., Class A *	28,015	4,842,953
Academy Sports & Outdoors, Inc.	40,820	2,354,906
Advance Auto Parts, Inc.	32,758	2,314,025
Amazon.com, Inc. *	5,108,587	901,359,090
American Eagle Outfitters, Inc.	102,495	2,251,815
America's Car-Mart, Inc. *	3,259	196,420
Arhaus, Inc.	22,632	425,708
Arko Corp.	42,042	252,252
Asbury Automotive Group, Inc. *	11,255	2,645,713
AutoNation, Inc. *	14,539	2,475,265
AutoZone, Inc. *	9,670	26,785,320
BARK, Inc. *	53,300	69,290
Bath & Body Works, Inc.	126,730	6,582,356
Best Buy Co., Inc.	106,945	9,071,075
Beyond, Inc. *	25,582	387,056
Big Lots, Inc. *(a)	12,033	41,875
Boot Barn Holdings, Inc. *	16,559	1,969,362
Buckle, Inc.	16,230	625,504
Burlington Stores, Inc. *	35,545	8,532,577
Caleres, Inc.	20,075	696,201
SECURITY	NUMBER OF SHARES	VALUE ($)
Camping World Holdings, Inc., Class A	24,178	485,978
CarMax, Inc. *	87,683	6,160,608
Carvana Co. *	58,000	5,798,840
Chewy, Inc., Class A *	69,778	1,479,991
Children's Place, Inc. *(a)	6,911	84,660
Designer Brands, Inc., Class A	26,059	261,893
Dick's Sporting Goods, Inc.	32,354	7,365,065
Dillard's, Inc., Class A	1,911	854,886
eBay, Inc.	289,753	15,710,408
Etsy, Inc. *	67,222	4,266,580
Five Below, Inc. *	30,994	4,281,201
Floor & Decor Holdings, Inc., Class A *	59,451	6,947,444
Foot Locker, Inc.	48,051	1,332,454
GameStop Corp., Class A *(a)	149,046	3,448,924
Gap, Inc.	119,907	3,472,507
Genesco, Inc. *	6,608	188,328
Genuine Parts Co.	78,105	11,258,055
Group 1 Automotive, Inc.	7,474	2,324,265
Groupon, Inc. *(a)	17,055	269,981
GrowGeneration Corp. *	45,582	115,322
Guess?, Inc.	15,244	354,728
Haverty Furniture Cos., Inc.	8,044	228,530
Hibbett, Inc.	7,082	613,160
Home Depot, Inc.	556,154	186,239,290
Kohl's Corp.	61,389	1,374,500
Lands' End, Inc. *	7,423	106,075
Leslie's, Inc. *	105,479	603,340
Lithia Motors, Inc.	15,259	3,862,663
LKQ Corp.	149,549	6,435,094
Lowe's Cos., Inc.	321,366	71,115,082
Macy's, Inc.	158,241	3,082,535
MarineMax, Inc. *	12,349	351,700
Monro, Inc.	17,299	409,121
Murphy USA, Inc.	10,579	4,641,536
National Vision Holdings, Inc. *	43,050	649,625
Nordstrom, Inc.	53,323	1,178,438
ODP Corp. *	18,834	737,539
Ollie's Bargain Outlet Holdings, Inc. *	34,039	2,805,835
O'Reilly Automotive, Inc. *	32,990	31,777,947
Penske Automotive Group, Inc.	10,585	1,609,979
Petco Health & Wellness Co., Inc. *	45,808	176,819
Pool Corp.	21,617	7,858,860
Qurate Retail, Inc. *	193,369	137,601
Revolve Group, Inc. *	23,185	442,370
RH *	8,469	2,302,975
Ross Stores, Inc.	187,603	26,219,395
Sally Beauty Holdings, Inc. *	59,368	723,102
Savers Value Village, Inc. *	12,404	168,198
Shoe Carnival, Inc.	10,331	389,995
Signet Jewelers Ltd.	24,953	2,732,104
Sleep Number Corp. *	12,549	189,741
Sonic Automotive, Inc., Class A	8,646	489,969
Sportsman's Warehouse Holdings, Inc. *	19,500	74,295
Stitch Fix, Inc., Class A *	45,569	112,555
TJX Cos., Inc.	637,062	65,681,092
Tractor Supply Co.	60,371	17,223,243
Ulta Beauty, Inc. *	27,005	10,669,405
Upbound Group, Inc.	26,684	875,769
Urban Outfitters, Inc. *	31,727	1,323,333
Valvoline, Inc. *	72,456	2,941,714
Victoria's Secret & Co. *	42,722	973,634
Warby Parker, Inc., Class A *	44,302	784,588
Wayfair, Inc., Class A *	52,282	3,110,256
Williams-Sonoma, Inc.	35,761	10,485,840

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Winmark Corp.	1,529	544,171
Zumiez, Inc. *	8,189	153,789
		1,525,275,743

Consumer Durables & Apparel 1.1%
Acushnet Holdings Corp.	17,269	1,138,027
AMMO, Inc. *	44,938	121,333
Beazer Homes USA, Inc. *	16,528	474,684
Brunswick Corp.	38,599	3,185,576
Capri Holdings Ltd. *	67,205	2,321,933
Carter's, Inc.	20,586	1,408,082
Cavco Industries, Inc. *	4,393	1,569,180
Century Communities, Inc.	15,441	1,303,375
Columbia Sportswear Co.	19,399	1,660,942
Crocs, Inc. *	34,305	5,339,230
Deckers Outdoor Corp. *	14,255	15,593,830
DR Horton, Inc.	166,433	24,598,797
Dream Finders Homes, Inc., Class A *	12,336	350,466
Ethan Allen Interiors, Inc.	13,140	382,505
Figs, Inc., Class A *	69,658	369,187
Funko, Inc., Class A *	18,595	168,099
Garmin Ltd.	85,754	14,050,793
G-III Apparel Group Ltd. *	22,148	665,769
GoPro, Inc., Class A *	70,197	106,699
Green Brick Partners, Inc. *	14,874	812,120
Hanesbrands, Inc. *	191,101	978,437
Hasbro, Inc.	72,980	4,362,744
Helen of Troy Ltd. *	13,338	1,425,565
Installed Building Products, Inc.	12,918	2,736,549
iRobot Corp. *	19,751	189,807
Johnson Outdoors, Inc., Class A	4,903	178,420
KB Home	41,147	2,904,978
Kontoor Brands, Inc.	27,129	1,989,641
Latham Group, Inc. *	25,011	96,543
La-Z-Boy, Inc.	23,527	882,733
Leggett & Platt, Inc.	73,149	848,528
Lennar Corp., Class A	144,488	23,168,651
Levi Strauss & Co., Class A	55,928	1,342,831
LGI Homes, Inc. *	11,304	1,085,184
Lululemon Athletica, Inc. *	63,899	19,935,849
M/I Homes, Inc. *	15,078	1,883,544
Malibu Boats, Inc., Class A *	11,087	426,406
Mattel, Inc. *	197,367	3,511,159
Meritage Homes Corp.	20,393	3,596,306
Mohawk Industries, Inc. *	29,359	3,579,743
Movado Group, Inc.	8,138	215,657
Newell Brands, Inc.	228,474	1,763,819
NIKE, Inc., Class B	680,448	64,676,582
NVR, Inc. *	1,773	13,617,934
Oxford Industries, Inc.	7,785	861,722
Peloton Interactive, Inc., Class A *	197,679	719,552
Polaris, Inc.	29,682	2,481,415
PulteGroup, Inc.	118,331	13,882,593
Purple Innovation, Inc. *	30,498	38,123
PVH Corp.	33,283	3,994,293
Ralph Lauren Corp.	21,806	4,075,105
Skechers USA, Inc., Class A *	74,689	5,334,288
Skyline Champion Corp. *	29,503	2,053,704
Smith & Wesson Brands, Inc.	24,868	417,036
Snap One Holdings Corp. *	10,682	114,511
Solo Brands, Inc., Class A *	14,850	28,958
Sonos, Inc. *	71,868	1,135,514
Steven Madden Ltd.	39,561	1,758,486
Sturm Ruger & Co., Inc.	9,787	434,934
Tapestry, Inc.	128,379	5,583,203
Taylor Morrison Home Corp. *	60,321	3,488,363
Tempur Sealy International, Inc.	95,770	4,918,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Toll Brothers, Inc.	58,223	7,082,246
TopBuild Corp. *	17,683	7,390,610
Topgolf Callaway Brands Corp. *	77,672	1,215,567
Traeger, Inc. *	33,089	85,701
Tri Pointe Homes, Inc. *	54,927	2,127,323
Tupperware Brands Corp. *(a)(b)	22,570	39,272
Under Armour, Inc., Class A *	203,829	1,465,531
VF Corp.	192,905	2,561,778
Vista Outdoor, Inc. *	32,196	1,122,997
Vizio Holding Corp., Class A *	57,215	614,489
Whirlpool Corp.	30,746	2,860,300
Wolverine World Wide, Inc.	44,161	601,473
Worthington Enterprises, Inc.	16,591	946,185
YETI Holdings, Inc. *	48,088	1,959,105
		312,411,361

Consumer Services 2.2%
Accel Entertainment, Inc. *	29,487	292,216
ADT, Inc.	150,342	1,068,932
Adtalem Global Education, Inc. *	21,719	1,398,486
Airbnb, Inc., Class A *	243,282	35,258,860
Aramark	146,490	4,709,653
Bally's Corp. *	15,326	186,211
BJ's Restaurants, Inc. *	12,825	449,388
Bloomin' Brands, Inc.	48,562	1,058,652
Booking Holdings, Inc.	19,481	73,567,074
Bowlero Corp., Class A (a)	17,967	223,689
Boyd Gaming Corp.	38,757	2,066,523
Bright Horizons Family Solutions, Inc. *	31,982	3,361,948
Brinker International, Inc. *	23,864	1,685,514
Caesars Entertainment, Inc. *	120,957	4,301,231
Carnival Corp. *	563,224	8,493,418
Carriage Services, Inc.	7,528	202,428
Cava Group, Inc. *	8,003	740,678
Cheesecake Factory, Inc.	25,833	994,054
Chegg, Inc. *	64,502	247,043
Chipotle Mexican Grill, Inc. *	15,248	47,718,921
Choice Hotels International, Inc. (a)	13,601	1,539,497
Churchill Downs, Inc.	37,712	4,883,704
Chuy's Holdings, Inc. *	10,450	279,120
Coursera, Inc. *	57,523	437,175
Cracker Barrel Old Country Store, Inc.	12,199	595,067
Darden Restaurants, Inc.	66,594	10,015,072
Dave & Buster's Entertainment, Inc. *	18,172	928,407
Denny's Corp. *	32,486	237,148
Dine Brands Global, Inc.	8,159	321,873
Domino's Pizza, Inc.	19,460	9,896,967
DoorDash, Inc., Class A *	169,629	18,677,849
DraftKings, Inc., Class A *	260,633	9,156,037
Duolingo, Inc. *	19,986	3,825,320
Dutch Bros, Inc., Class A *	38,756	1,371,575
El Pollo Loco Holdings, Inc. *	11,907	127,167
European Wax Center, Inc., Class A *	19,740	223,457
Everi Holdings, Inc. *	49,234	355,962
Expedia Group, Inc. *	72,829	8,219,481
First Watch Restaurant Group, Inc. *	12,864	253,164
Frontdoor, Inc. *	45,707	1,616,657
Global Business Travel Group I *	25,833	156,806
Golden Entertainment, Inc.	12,039	364,421
Graham Holdings Co., Class B	1,972	1,483,792
Grand Canyon Education, Inc. *	16,396	2,335,774
H&R Block, Inc.	77,869	3,865,417
Hilton Grand Vacations, Inc. *	39,500	1,632,535
Hilton Worldwide Holdings, Inc.	141,122	28,309,073
Hyatt Hotels Corp., Class A	24,634	3,632,776
Jack in the Box, Inc.	11,579	641,013

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Krispy Kreme, Inc.	46,834	489,884
Kura Sushi USA, Inc., Class A *	2,998	299,530
Las Vegas Sands Corp.	206,472	9,297,434
Laureate Education, Inc.	73,714	1,154,361
Life Time Group Holdings, Inc. *	40,199	674,539
Light & Wonder, Inc. *	50,507	4,822,408
Lindblad Expeditions Holdings, Inc. *	20,932	162,014
Marriott International, Inc., Class A	137,464	31,777,553
Marriott Vacations Worldwide Corp.	18,753	1,692,833
McDonald's Corp.	404,989	104,847,602
MGM Resorts International *	152,364	6,120,462
Mister Car Wash, Inc. *	59,073	415,283
Monarch Casino & Resort, Inc.	7,088	474,683
Norwegian Cruise Line Holdings Ltd. *	236,760	3,930,216
OneSpaWorld Holdings Ltd. *	48,029	746,851
Papa John's International, Inc.	17,863	829,915
Penn Entertainment, Inc. *	84,861	1,485,067
Perdoceo Education Corp.	36,117	812,632
Planet Fitness, Inc., Class A *	47,267	3,008,072
Playa Hotels & Resorts NV *	53,441	455,317
Portillo's, Inc., Class A *	28,511	285,680
RCI Hospitality Holdings, Inc.	4,568	204,372
Red Rock Resorts, Inc., Class A	26,615	1,364,019
Royal Caribbean Cruises Ltd. *	131,641	19,440,743
Rush Street Interactive, Inc. *	49,715	444,949
Sabre Corp. *	183,629	574,759
Service Corp. International	82,152	5,887,012
Shake Shack, Inc., Class A *	20,990	1,991,741
Six Flags Entertainment Corp. *	40,533	1,031,565
Starbucks Corp.	631,718	50,676,418
Strategic Education, Inc.	12,635	1,433,062
Stride, Inc. *	23,155	1,589,822
Sweetgreen, Inc., Class A *	50,689	1,558,687
Target Hospitality Corp. *	20,946	237,947
Texas Roadhouse, Inc.	37,260	6,433,684
Travel & Leisure Co.	39,472	1,734,400
Udemy, Inc. *	50,790	448,984
United Parks & Resorts, Inc. *	19,237	1,005,903
Vacasa, Inc., Class A *	2,559	11,771
Vail Resorts, Inc.	21,245	4,009,356
Wendy's Co.	93,284	1,627,806
Wingstop, Inc.	16,367	6,033,695
WW International, Inc. *	48,200	80,012
Wyndham Hotels & Resorts, Inc.	45,859	3,244,983
Wynn Resorts Ltd.	53,379	5,064,600
Xponential Fitness, Inc., Class A *	14,134	128,054
Yum! Brands, Inc.	156,996	21,575,960
		615,023,865

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	225,047	4,644,970
Andersons, Inc.	17,433	912,443
BJ's Wholesale Club Holdings, Inc. *	74,374	6,550,118
Casey's General Stores, Inc.	20,980	6,960,744
Chefs' Warehouse, Inc. *	19,281	760,057
Costco Wholesale Corp.	247,824	200,710,179
Dollar General Corp.	122,662	16,793,655
Dollar Tree, Inc. *	115,641	13,639,856
Grocery Outlet Holding Corp. *	54,524	1,198,983
Ingles Markets, Inc., Class A	7,780	569,029
Kroger Co.	368,667	19,307,091
Performance Food Group Co. *	86,622	6,028,891
PriceSmart, Inc.	14,044	1,181,803
SpartanNash Co.	19,188	377,044
Sprouts Farmers Market, Inc. *	57,280	4,523,974
Sysco Corp.	278,270	20,263,621
Target Corp.	257,835	40,263,514
SECURITY	NUMBER OF SHARES	VALUE ($)
U.S. Foods Holding Corp. *	125,717	6,641,629
United Natural Foods, Inc. *	32,263	387,479
Walgreens Boots Alliance, Inc.	405,877	6,583,325
Walmart, Inc.	2,392,776	157,348,950
Weis Markets, Inc.	8,555	560,780
		516,208,135

Energy 4.0%
Antero Midstream Corp.	187,298	2,743,916
Antero Resources Corp. *	156,731	5,584,326
APA Corp.	201,708	6,158,145
Archrock, Inc.	77,306	1,564,673
Atlas Energy Solutions, Inc.	31,829	770,898
Baker Hughes Co.	559,012	18,715,722
Berry Corp.	35,573	247,944
Bristow Group, Inc. *	12,535	450,132
Cactus, Inc., Class A	35,448	1,820,255
California Resources Corp.	35,526	1,682,156
Centrus Energy Corp., Class A *	6,909	342,894
ChampionX Corp.	105,472	3,440,497
Cheniere Energy, Inc.	133,480	21,061,809
Chesapeake Energy Corp.	62,069	5,643,934
Chevron Corp.	969,320	157,320,636
Chord Energy Corp.	34,499	6,396,460
Civitas Resources, Inc.	51,007	3,752,075
Clean Energy Fuels Corp. *	102,564	321,025
CNX Resources Corp. *	84,876	2,232,239
Comstock Resources, Inc.	48,965	573,380
ConocoPhillips	658,026	76,646,868
CONSOL Energy, Inc. *	14,396	1,492,433
Core Laboratories, Inc.	25,470	477,308
Coterra Energy, Inc.	421,437	12,019,383
Crescent Energy Co., Class A	51,014	642,776
CVR Energy, Inc.	15,597	434,532
Delek U.S. Holdings, Inc.	32,290	822,103
Devon Energy Corp.	357,774	17,559,548
Diamond Offshore Drilling, Inc. *	57,339	870,406
Diamondback Energy, Inc.	99,677	19,861,639
DMC Global, Inc. *	10,175	132,173
Dorian LPG Ltd.	18,730	947,925
Dril-Quip, Inc. *	19,024	367,924
DT Midstream, Inc.	53,600	3,595,488
EOG Resources, Inc.	325,718	40,568,177
EQT Corp.	229,362	9,424,485
Equitrans Midstream Corp.	239,945	3,426,415
Excelerate Energy, Inc., Class A	9,527	169,676
Expro Group Holdings NV *	47,505	1,042,735
Exxon Mobil Corp.	2,522,626	295,803,125
Granite Ridge Resources, Inc.	25,362	166,121
Green Plains, Inc. *	33,757	579,608
Gulfport Energy Corp. *	5,295	856,784
Halliburton Co.	497,377	18,253,736
Helix Energy Solutions Group, Inc. *	80,503	926,590
Helmerich & Payne, Inc.	54,539	2,075,754
Hess Corp.	153,426	23,642,947
HF Sinclair Corp.	86,417	4,772,811
HighPeak Energy, Inc. (a)	14,546	229,536
International Seaways, Inc.	22,098	1,423,553
Kinder Morgan, Inc.	1,080,009	21,049,375
Kinetik Holdings, Inc.	19,407	795,493
Kodiak Gas Services, Inc.	12,441	342,750
Kosmos Energy Ltd. *	277,819	1,694,696
Liberty Energy, Inc.	83,855	2,070,380
Magnolia Oil & Gas Corp., Class A	104,522	2,712,346
Marathon Oil Corp.	329,565	9,544,202
Marathon Petroleum Corp.	205,579	36,307,307
Matador Resources Co.	61,156	3,880,348
Murphy Oil Corp.	81,616	3,492,349

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nabors Industries Ltd. *	4,885	365,203
New Fortress Energy, Inc.	36,284	919,799
NextDecade Corp. *	42,801	306,455
Noble Corp. PLC	61,968	2,879,033
Northern Oil & Gas, Inc.	50,039	2,048,096
NOV, Inc.	224,860	4,231,865
Occidental Petroleum Corp.	367,237	22,952,313
Oceaneering International, Inc. *	57,405	1,359,350
ONEOK, Inc.	325,831	26,392,311
Ovintiv, Inc.	140,263	7,247,389
Par Pacific Holdings, Inc. *	30,161	818,570
Patterson-UTI Energy, Inc.	177,184	1,952,568
PBF Energy, Inc., Class A	60,635	2,809,220
Peabody Energy Corp.	63,537	1,574,447
Permian Resources Corp.	285,965	4,686,966
Phillips 66	240,602	34,191,950
ProFrac Holding Corp., Class A *	6,710	64,550
ProPetro Holding Corp. *	42,379	405,991
Range Resources Corp.	133,432	4,924,975
REX American Resources Corp. *	8,132	406,519
Riley Exploration Permian, Inc.	3,462	101,090
RPC, Inc.	47,343	323,353
SandRidge Energy, Inc.	17,114	238,911
Schlumberger NV	798,151	36,627,149
Select Water Solutions, Inc.	46,053	503,359
SilverBow Resources, Inc. *	10,785	422,772
Sitio Royalties Corp., Class A	45,336	1,062,222
SM Energy Co.	64,490	3,252,231
Southwestern Energy Co. *	607,009	4,570,778
Talos Energy, Inc. *	72,701	873,139
Targa Resources Corp.	124,474	14,716,561
TechnipFMC PLC	244,693	6,408,510
Tellurian, Inc. *	417,850	214,817
TETRA Technologies, Inc. *	65,073	241,421
Texas Pacific Land Corp.	10,416	6,398,653
Tidewater, Inc. *	27,796	2,872,161
Transocean Ltd. *	404,963	2,510,771
U.S. Silica Holdings, Inc. *	41,772	647,048
Uranium Energy Corp. *	221,416	1,580,910
Valaris Ltd. *	35,058	2,713,489
Valero Energy Corp.	190,265	29,898,242
Viper Energy, Inc.	49,830	1,916,462
Vital Energy, Inc. *	15,159	740,517
Weatherford International PLC *	40,969	4,930,209
Williams Cos., Inc.	679,052	28,187,449
World Kinect Corp.	34,174	900,143
		1,135,334,858

Equity Real Estate Investment Trusts (REITs) 2.4%
Acadia Realty Trust	52,715	908,807
Agree Realty Corp.	56,505	3,433,244
Alexander & Baldwin, Inc.	39,444	662,659
Alexander's, Inc.	1,052	223,234
Alexandria Real Estate Equities, Inc.	87,764	10,443,916
American Assets Trust, Inc.	28,519	620,288
American Healthcare REIT, Inc.	31,917	467,903
American Homes 4 Rent, Class A	177,784	6,407,335
American Tower Corp.	260,676	51,024,720
Americold Realty Trust, Inc.	148,121	3,950,387
Apartment Income REIT Corp.	80,570	3,122,087
Apartment Investment & Management Co., Class A *	82,096	647,737
Apple Hospitality REIT, Inc.	116,701	1,685,162
Armada Hoffler Properties, Inc.	35,413	401,583
AvalonBay Communities, Inc.	79,068	15,234,822
Boston Properties, Inc.	80,800	4,902,136
Brandywine Realty Trust	96,512	444,920
Brixmor Property Group, Inc.	166,220	3,741,612
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadstone Net Lease, Inc.	104,231	1,599,946
Camden Property Trust	59,167	6,073,493
CareTrust REIT, Inc.	73,426	1,877,503
CBL & Associates Properties, Inc.	13,501	298,372
Centerspace	8,139	555,568
Chatham Lodging Trust	25,569	216,314
City Office REIT, Inc.	27,262	134,402
Community Healthcare Trust, Inc.	13,723	321,942
COPT Defense Properties	62,004	1,529,639
Cousins Properties, Inc.	84,386	1,951,848
Crown Castle, Inc.	242,261	24,831,752
CubeSmart	124,862	5,282,911
DiamondRock Hospitality Co.	113,783	963,742
Digital Realty Trust, Inc.	180,296	26,204,221
Diversified Healthcare Trust (b)	125,114	304,027
Douglas Emmett, Inc.	93,384	1,302,707
Easterly Government Properties, Inc.	54,094	640,473
EastGroup Properties, Inc.	26,447	4,368,515
Elme Communities	48,750	751,238
Empire State Realty Trust, Inc., Class A	70,932	675,982
EPR Properties	41,820	1,716,293
Equinix, Inc.	52,369	39,956,500
Equity Commonwealth *	60,632	1,170,804
Equity LifeStyle Properties, Inc.	104,839	6,580,744
Equity Residential	192,677	12,529,785
Essential Properties Realty Trust, Inc.	87,409	2,340,813
Essex Property Trust, Inc.	36,053	9,366,209
Extra Space Storage, Inc.	118,094	17,096,468
Federal Realty Investment Trust	41,355	4,174,787
First Industrial Realty Trust, Inc.	73,105	3,444,708
Four Corners Property Trust, Inc.	47,854	1,168,116
Franklin Street Properties Corp., Class C	54,614	108,136
Gaming & Leisure Properties, Inc.	149,211	6,699,574
Getty Realty Corp.	29,238	807,261
Gladstone Commercial Corp.	23,291	335,157
Global Medical REIT, Inc.	34,976	324,927
Global Net Lease, Inc.	108,866	814,318
Healthcare Realty Trust, Inc.	211,736	3,436,475
Healthpeak Properties, Inc.	398,006	7,920,319
Highwoods Properties, Inc.	58,898	1,529,581
Host Hotels & Resorts, Inc.	395,206	7,089,996
Hudson Pacific Properties, Inc.	78,103	383,486
Independence Realty Trust, Inc.	124,523	2,079,534
Industrial Logistics Properties Trust	33,299	125,537
Innovative Industrial Properties, Inc.	15,488	1,669,297
InvenTrust Properties Corp.	38,032	942,053
Invitation Homes, Inc.	322,155	11,207,772
Iron Mountain, Inc.	163,521	13,194,509
JBG SMITH Properties	48,697	701,237
Kilroy Realty Corp.	58,804	1,971,698
Kimco Realty Corp.	369,087	7,145,524
Kite Realty Group Trust	121,084	2,654,161
Lamar Advertising Co., Class A	48,683	5,749,949
LTC Properties, Inc.	22,749	782,566
LXP Industrial Trust	162,505	1,381,293
Macerich Co.	121,096	1,830,972
Medical Properties Trust, Inc. (a)	332,517	1,782,291
Mid-America Apartment Communities, Inc.	65,124	8,707,730
National Health Investors, Inc.	24,184	1,598,079
National Storage Affiliates Trust	42,255	1,545,688
NETSTREIT Corp.	35,413	614,416
NexPoint Diversified Real Estate Trust	19,987	110,128
NexPoint Residential Trust, Inc.	12,600	462,042
NNN REIT, Inc.	101,813	4,252,729
Office Properties Income Trust	32,695	74,872

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Omega Healthcare Investors, Inc.	137,888	4,457,919
One Liberty Properties, Inc.	10,215	239,746
Outfront Media, Inc.	82,055	1,185,695
Paramount Group, Inc.	98,221	446,906
Park Hotels & Resorts, Inc.	119,724	1,898,823
Peakstone Realty Trust (a)	19,912	246,909
Pebblebrook Hotel Trust	69,231	979,619
Phillips Edison & Co., Inc.	68,983	2,203,317
Piedmont Office Realty Trust, Inc., Class A	69,497	506,633
Plymouth Industrial REIT, Inc.	18,723	390,562
PotlatchDeltic Corp.	43,942	1,877,642
Prologis, Inc.	516,571	57,075,930
Public Storage	88,363	24,196,440
Rayonier, Inc.	74,842	2,246,757
Realty Income Corp.	464,837	24,664,251
Regency Centers Corp.	91,237	5,601,952
Retail Opportunity Investments Corp.	68,749	860,737
Rexford Industrial Realty, Inc.	118,013	5,353,070
RLJ Lodging Trust	90,240	900,595
Ryman Hospitality Properties, Inc.	33,653	3,535,921
Sabra Health Care REIT, Inc.	131,617	1,918,976
Safehold, Inc.	29,192	562,822
Saul Centers, Inc.	7,449	271,069
SBA Communications Corp.	60,151	11,830,499
Service Properties Trust	93,092	500,835
Simon Property Group, Inc.	181,971	27,534,032
SITE Centers Corp.	100,302	1,446,355
SL Green Realty Corp.	36,764	1,947,389
STAG Industrial, Inc.	102,890	3,607,323
Summit Hotel Properties, Inc.	59,659	365,113
Sun Communities, Inc.	69,044	8,146,502
Sunstone Hotel Investors, Inc.	114,557	1,177,646
Tanger, Inc.	58,084	1,611,831
Terreno Realty Corp.	52,060	2,945,555
UDR, Inc.	167,528	6,469,931
UMH Properties, Inc.	31,830	481,270
Uniti Group, Inc.	139,678	441,382
Universal Health Realty Income Trust	6,510	244,646
Urban Edge Properties	66,279	1,175,127
Ventas, Inc.	225,290	11,323,075
Veris Residential, Inc.	44,058	673,647
VICI Properties, Inc.	577,071	16,567,708
Vornado Realty Trust	88,648	2,173,649
Welltower, Inc.	309,270	32,062,021
Weyerhaeuser Co.	407,207	12,228,426
WP Carey, Inc.	123,021	6,938,384
Xenia Hotels & Resorts, Inc.	61,982	898,119
		682,198,437

Financial Services 7.7%
Affiliated Managers Group, Inc.	18,969	3,084,359
Affirm Holdings, Inc. *	131,973	3,862,850
AGNC Investment Corp.	387,585	3,716,940
Alerus Financial Corp.	10,267	198,564
Ally Financial, Inc.	150,341	5,858,789
AlTi Global, Inc. *(a)	12,736	60,751
A-Mark Precious Metals, Inc.	9,643	365,855
American Express Co.	319,321	76,637,040
Ameriprise Financial, Inc.	56,167	24,523,074
Annaly Capital Management, Inc.	282,610	5,567,417
Apollo Commercial Real Estate Finance, Inc.	70,679	713,858
Apollo Global Management, Inc.	243,835	28,323,874
Arbor Realty Trust, Inc. (a)	110,678	1,514,075
ARES Management Corp., Class A	94,518	13,248,588
ARMOUR Residential REIT, Inc.	28,384	548,947
SECURITY	NUMBER OF SHARES	VALUE ($)
Artisan Partners Asset Management, Inc., Class A	38,142	1,679,392
AssetMark Financial Holdings, Inc. *	11,291	388,297
AvidXchange Holdings, Inc. *	94,868	1,004,652
B Riley Financial, Inc. (a)	9,402	225,272
Bank of New York Mellon Corp.	424,140	25,282,985
Berkshire Hathaway, Inc., Class B *	1,016,810	421,366,064
BGC Group, Inc., Class A	216,329	1,875,572
BlackRock, Inc.	78,050	60,256,942
Blackstone Mortgage Trust, Inc., Class A	95,342	1,662,764
Blackstone, Inc.	401,717	48,406,899
Block, Inc. *	309,973	19,863,070
Blue Owl Capital, Inc.	225,470	4,056,205
Bread Financial Holdings, Inc.	28,254	1,179,887
Brightsphere Investment Group, Inc.	16,771	371,813
BrightSpire Capital, Inc.	71,040	429,792
Cannae Holdings, Inc. *	34,626	629,501
Cantaloupe, Inc. *	29,147	208,693
Capital One Financial Corp.	212,553	29,253,669
Carlyle Group, Inc.	120,848	5,191,630
Cass Information Systems, Inc.	6,983	295,660
Cboe Global Markets, Inc.	59,087	10,221,460
Charles Schwab Corp. (c)	825,898	60,521,805
Chimera Investment Corp.	44,716	532,120
Claros Mortgage Trust, Inc.	67,296	530,965
CME Group, Inc.	200,973	40,793,500
Cohen & Steers, Inc.	14,184	996,993
Coinbase Global, Inc., Class A *	95,570	21,591,174
Corebridge Financial, Inc.	133,218	3,885,969
Corpay, Inc. *	40,624	10,873,826
Credit Acceptance Corp. *	3,424	1,680,602
Diamond Hill Investment Group, Inc.	1,690	253,568
Discover Financial Services	139,631	17,127,138
Donnelley Financial Solutions, Inc. *	14,074	857,951
Dynex Capital, Inc.	29,769	364,670
Ellington Financial, Inc.	43,165	523,160
Enact Holdings, Inc.	15,406	473,118
Encore Capital Group, Inc. *	12,836	567,865
Enova International, Inc. *	16,903	1,042,070
Equitable Holdings, Inc.	175,860	7,296,431
Essent Group Ltd.	58,658	3,325,909
Euronet Worldwide, Inc. *	24,509	2,857,259
Evercore, Inc., Class A	19,686	3,995,077
EVERTEC, Inc.	35,512	1,241,855
FactSet Research Systems, Inc.	21,201	8,570,716
Federal Agricultural Mortgage Corp., Class C	5,442	950,554
Federated Hermes, Inc.	46,186	1,531,990
Fidelity National Information Services, Inc.	330,486	25,077,278
FirstCash Holdings, Inc.	20,360	2,400,851
Fiserv, Inc. *	335,169	50,194,909
Flywire Corp. *	58,386	1,001,320
Forge Global Holdings, Inc. *	57,355	90,621
Franklin BSP Realty Trust, Inc.	45,023	573,593
Franklin Resources, Inc.	168,568	3,978,205
Global Payments, Inc.	144,932	14,761,324
Goldman Sachs Group, Inc.	182,320	83,232,726
Granite Point Mortgage Trust, Inc.	29,167	91,876
Green Dot Corp., Class A *	24,210	239,921
Hamilton Lane, Inc., Class A	20,477	2,569,659
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	63,235	2,105,093
Houlihan Lokey, Inc.	29,067	3,934,218
Interactive Brokers Group, Inc., Class A	59,922	7,533,394
Intercontinental Exchange, Inc.	319,898	42,834,342

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
International Money Express, Inc. *	17,232	359,460
Invesco Ltd.	247,626	3,890,204
Invesco Mortgage Capital, Inc.	22,315	207,306
Jack Henry & Associates, Inc.	40,493	6,668,387
Jackson Financial, Inc., Class A	40,038	3,043,288
Janus Henderson Group PLC	73,559	2,464,227
Jefferies Financial Group, Inc.	94,366	4,389,906
KKR & Co., Inc.	370,590	38,111,476
KKR Real Estate Finance Trust, Inc.	31,357	296,637
Ladder Capital Corp.	59,425	664,372
Lazard, Inc., Class A	63,230	2,543,743
LendingClub Corp. *	57,886	516,343
LendingTree, Inc. *	5,642	242,550
LPL Financial Holdings, Inc.	41,626	11,913,777
MarketAxess Holdings, Inc.	21,212	4,219,703
Marqeta, Inc., Class A *	245,353	1,305,278
Mastercard, Inc., Class A	461,036	206,115,365
Merchants Bancorp	13,738	550,207
MFA Financial, Inc.	60,498	647,329
MGIC Investment Corp.	154,554	3,245,634
Moelis & Co., Class A	37,192	2,105,439
Moneylion, Inc. *	2,607	256,790
Moody's Corp.	88,055	34,956,954
Morgan Stanley	699,593	68,448,179
Morningstar, Inc.	14,540	4,191,155
Mr Cooper Group, Inc. *	35,901	2,994,143
MSCI, Inc.	44,103	21,838,924
Nasdaq, Inc.	211,817	12,503,558
Navient Corp.	47,212	711,485
NCR Atleos Corp. *	36,644	1,019,803
Nelnet, Inc., Class A	9,855	1,021,569
NerdWallet, Inc., Class A *	21,815	304,319
New York Mortgage Trust, Inc.	53,888	320,634
NewtekOne, Inc.	14,128	194,260
NMI Holdings, Inc., Class A *	45,115	1,496,916
Northern Trust Corp.	114,831	9,673,363
OneMain Holdings, Inc.	66,537	3,268,297
Open Lending Corp., Class A *	56,265	364,035
Payoneer Global, Inc. *	144,120	863,279
PayPal Holdings, Inc. *	598,492	37,699,011
PennyMac Financial Services, Inc.	16,018	1,452,032
PennyMac Mortgage Investment Trust	48,775	667,242
Piper Sandler Cos.	8,591	1,819,402
PJT Partners, Inc., Class A	13,207	1,408,791
PRA Group, Inc. *	21,024	453,698
PROG Holdings, Inc.	25,622	968,255
Radian Group, Inc.	87,199	2,724,097
Raymond James Financial, Inc.	105,382	12,935,641
Ready Capital Corp.	87,204	723,793
Redwood Trust, Inc.	66,155	419,423
Remitly Global, Inc. *	79,932	1,038,716
Repay Holdings Corp. *	42,037	409,440
Rithm Capital Corp.	266,676	2,989,438
Robinhood Markets, Inc., Class A *	290,845	6,078,661
Rocket Cos., Inc., Class A *	70,987	986,719
S&P Global, Inc.	179,723	76,833,380
SEI Investments Co.	55,931	3,787,088
Shift4 Payments, Inc., Class A *	31,728	2,134,660
SLM Corp.	125,078	2,684,174
SoFi Technologies, Inc. *	539,741	3,724,213
Starwood Property Trust, Inc.	167,439	3,255,014
State Street Corp.	169,241	12,792,927
StepStone Group, Inc., Class A	28,039	1,203,995
Stifel Financial Corp.	57,317	4,639,811
StoneX Group, Inc. *	16,153	1,212,606
Synchrony Financial	227,487	9,963,931
T Rowe Price Group, Inc.	125,328	14,767,398
Toast, Inc., Class A *	208,389	5,049,265
SECURITY	NUMBER OF SHARES	VALUE ($)
TPG RE Finance Trust, Inc.	34,081	292,415
TPG, Inc.	42,533	1,782,983
Tradeweb Markets, Inc., Class A	64,824	7,066,464
Two Harbors Investment Corp.	55,956	719,035
Upstart Holdings, Inc. *	39,937	987,243
UWM Holdings Corp.	51,629	380,506
Victory Capital Holdings, Inc., Class A	20,196	1,050,798
Virtu Financial, Inc., Class A	49,524	1,089,528
Virtus Investment Partners, Inc.	3,623	828,182
Visa, Inc., Class A	884,040	240,865,538
Voya Financial, Inc.	58,393	4,427,357
Walker & Dunlop, Inc.	18,651	1,790,309
Waterstone Financial, Inc.	11,182	135,302
Western Union Co.	196,759	2,518,515
WEX, Inc. *	23,609	4,422,438
WisdomTree, Inc.	64,574	643,803
World Acceptance Corp. *	1,641	210,852
		2,177,043,198

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	985,976	45,601,390
Archer-Daniels-Midland Co.	298,144	18,616,111
B&G Foods, Inc.	52,032	496,385
Beyond Meat, Inc. *(a)	38,896	295,221
Boston Beer Co., Inc., Class A *	5,290	1,659,314
BRC, Inc., Class A *	19,721	114,382
Brown-Forman Corp., Class B	133,378	6,116,715
Bunge Global SA	80,363	8,646,255
Calavo Growers, Inc.	10,615	286,287
Cal-Maine Foods, Inc.	23,066	1,422,480
Campbell Soup Co.	112,069	4,973,622
Celsius Holdings, Inc. *	83,072	6,644,099
Coca-Cola Co.	2,174,797	136,859,975
Coca-Cola Consolidated, Inc.	2,631	2,581,116
Conagra Brands, Inc.	270,120	8,071,186
Constellation Brands, Inc., Class A	89,617	22,424,862
Darling Ingredients, Inc. *	88,168	3,561,987
Duckhorn Portfolio, Inc. *	23,200	187,224
Flowers Foods, Inc.	107,758	2,502,141
Fresh Del Monte Produce, Inc.	22,125	516,840
Freshpet, Inc. *	26,767	3,511,027
General Mills, Inc.	317,527	21,829,981
Hain Celestial Group, Inc. *	50,703	388,385
Hershey Co.	83,387	16,496,450
Hormel Foods Corp.	161,223	4,994,689
Ingredion, Inc.	36,103	4,244,991
J & J Snack Foods Corp.	8,121	1,321,368
J M Smucker Co.	59,544	6,647,492
John B Sanfilippo & Son, Inc.	4,938	497,899
Kellanova	148,332	8,950,353
Keurig Dr Pepper, Inc.	584,187	20,008,405
Kraft Heinz Co.	443,687	15,693,209
Lamb Weston Holdings, Inc.	80,606	7,116,704
Lancaster Colony Corp.	11,541	2,140,856
McCormick & Co., Inc. - Non Voting Shares	140,042	10,113,833
MGP Ingredients, Inc.	8,373	649,912
Mission Produce, Inc. *	22,466	266,222
Molson Coors Beverage Co., Class B	102,652	5,626,356
Mondelez International, Inc., Class A	753,176	51,615,151
Monster Beverage Corp. *	411,786	21,379,929
National Beverage Corp. *	13,098	605,128
PepsiCo, Inc.	767,522	132,704,554
Philip Morris International, Inc.	867,280	87,924,846
Pilgrim's Pride Corp. *	22,450	806,629
Post Holdings, Inc. *	28,092	2,993,764
Seaboard Corp.	136	454,394
Simply Good Foods Co. *	50,258	1,934,430

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tootsie Roll Industries, Inc.	10,694	312,906
TreeHouse Foods, Inc. *	28,467	1,033,637
Turning Point Brands, Inc.	9,358	307,036
Tyson Foods, Inc., Class A	159,362	9,123,475
Universal Corp.	13,766	660,217
Utz Brands, Inc.	36,146	670,147
Vector Group Ltd.	71,929	789,061
Vita Coco Co., Inc. *	17,186	500,285
Vital Farms, Inc. *	16,011	662,535
Westrock Coffee Co. *(a)	18,874	195,912
WK Kellogg Co.	36,165	686,773
		717,436,533

Health Care Equipment & Services 4.9%
Abbott Laboratories	970,210	99,145,760
Acadia Healthcare Co., Inc. *	50,981	3,512,081
Accolade, Inc. *	45,252	320,384
AdaptHealth Corp. *	46,098	437,009
Addus HomeCare Corp. *	8,691	997,814
agilon health, Inc. *	168,515	1,061,644
AirSculpt Technologies, Inc. *	2,323	9,548
Align Technology, Inc. *	39,921	10,268,080
Alignment Healthcare, Inc. *	61,591	485,337
Alphatec Holdings, Inc. *	52,812	512,804
Amedisys, Inc. *	17,873	1,629,124
American Well Corp., Class A *	155,462	66,367
AMN Healthcare Services, Inc. *	22,966	1,284,718
AngioDynamics, Inc. *	22,778	143,729
Artivion, Inc. *	23,887	563,733
Astrana Health, Inc. *	24,798	1,027,381
AtriCure, Inc. *	26,148	589,376
Atrion Corp.	747	343,807
Avanos Medical, Inc. *	25,482	507,347
Aveanna Healthcare Holdings, Inc. *	33,501	87,438
Axogen, Inc. *	31,992	218,505
Axonics, Inc. *	27,362	1,835,717
Baxter International, Inc.	282,399	9,626,982
Becton Dickinson & Co.	161,085	37,366,887
Bioventus, Inc., Class A *	20,171	134,944
Boston Scientific Corp. *	818,077	61,822,079
BrightSpring Health Services, Inc. *	31,257	351,641
Brookdale Senior Living, Inc. *	102,436	687,346
Butterfly Network, Inc. *(a)	118,776	118,170
Cardinal Health, Inc.	135,817	13,482,554
Castle Biosciences, Inc. *	19,718	458,641
Cencora, Inc.	92,370	20,928,271
Centene Corp. *	298,126	21,342,840
Certara, Inc. *	59,388	1,006,627
Cerus Corp. *	98,157	175,701
Chemed Corp.	8,258	4,577,987
Cigna Group	163,320	56,283,338
Clover Health Investments Corp. *	199,397	219,337
Community Health Systems, Inc. *	66,560	263,578
CONMED Corp.	16,776	1,282,357
Cooper Cos., Inc.	110,770	10,446,719
CorVel Corp. *	4,874	1,169,029
Cross Country Healthcare, Inc. *	18,174	274,791
CVS Health Corp.	703,694	41,940,162
DaVita, Inc. *	30,512	4,488,925
Definitive Healthcare Corp. *	36,125	192,185
DENTSPLY SIRONA, Inc.	117,662	3,295,713
Dexcom, Inc. *	215,815	25,632,348
DocGo, Inc. *	46,483	136,195
Doximity, Inc., Class A *	70,520	1,955,520
Edwards Lifesciences Corp. *	338,842	29,441,981
Elevance Health, Inc.	131,179	70,637,268
Embecta Corp.	31,290	387,057
Encompass Health Corp.	56,940	4,919,047
SECURITY	NUMBER OF SHARES	VALUE ($)
Enovis Corp. *	28,009	1,408,012
Ensign Group, Inc.	30,920	3,748,741
Envista Holdings Corp. *	96,517	1,868,569
Evolent Health, Inc., Class A *	66,485	1,408,817
Fulgent Genetics, Inc. *	11,652	240,614
GE HealthCare Technologies, Inc.	236,116	18,417,048
Glaukos Corp. *	27,344	3,082,216
Globus Medical, Inc., Class A *	64,222	4,309,938
GoodRx Holdings, Inc., Class A *	42,671	335,821
Guardant Health, Inc. *	67,530	1,830,063
Haemonetics Corp. *	28,114	2,363,825
HCA Healthcare, Inc.	110,479	37,535,240
Health Catalyst, Inc. *	24,217	160,559
HealthEquity, Inc. *	47,727	3,898,341
HealthStream, Inc.	12,393	338,205
Henry Schein, Inc. *	72,473	5,025,278
Hims & Hers Health, Inc. *	85,573	1,661,828
Hologic, Inc. *	131,879	9,730,033
Humana, Inc.	68,118	24,394,418
ICU Medical, Inc. *	11,247	1,196,006
IDEXX Laboratories, Inc. *	46,249	22,983,441
Inari Medical, Inc. *	28,686	1,434,300
Innovage Holding Corp. *	12,554	55,740
Inspire Medical Systems, Inc. *	16,248	2,580,020
Insulet Corp. *	38,692	6,855,835
Integer Holdings Corp. *	17,942	2,175,288
Integra LifeSciences Holdings Corp. *	40,148	1,240,573
Intuitive Surgical, Inc. *	196,763	79,122,338
iRhythm Technologies, Inc. *	16,823	1,483,957
Labcorp Holdings, Inc.	47,699	9,297,012
Lantheus Holdings, Inc. *	37,892	3,100,702
LeMaitre Vascular, Inc.	11,107	876,120
LifeStance Health Group, Inc. *	51,640	287,635
LivaNova PLC *	29,678	1,812,435
Masimo Corp. *	25,283	3,147,733
McKesson Corp.	73,269	41,733,290
Medtronic PLC	743,143	60,469,546
Merit Medical Systems, Inc. *	31,556	2,560,769
ModivCare, Inc. *	7,060	192,879
Molina Healthcare, Inc. *	32,291	10,158,103
Multiplan Corp. *(a)	235,848	126,627
National HealthCare Corp.	7,164	757,593
National Research Corp.	7,892	221,607
Neogen Corp. *	108,997	1,433,311
NeoGenomics, Inc. *	69,530	953,256
Nevro Corp. *	20,234	189,188
Novocure Ltd. *	60,366	1,328,656
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	24,972	813,837
OPKO Health, Inc. *(a)	194,102	265,920
Option Care Health, Inc. *	99,517	2,967,597
OraSure Technologies, Inc. *	42,681	201,881
Orchestra BioMed Holdings, Inc. *(a)	19,841	137,498
Orthofix Medical, Inc. *	18,600	255,378
OrthoPediatrics Corp. *	8,785	277,430
Outset Medical, Inc. *	30,498	113,758
Owens & Minor, Inc. *	42,222	735,929
Paragon 28, Inc. *	24,605	189,212
Patterson Cos., Inc.	47,893	1,177,689
Pediatrix Medical Group, Inc. *	50,049	365,858
Pennant Group, Inc. *	16,370	385,350
Penumbra, Inc. *	21,626	4,097,478
PetIQ, Inc. *	15,122	313,933
Phreesia, Inc. *	29,528	558,670
Premier, Inc., Class A	65,422	1,237,784
Privia Health Group, Inc. *	57,786	1,003,743
PROCEPT BioRobotics Corp. *	24,397	1,619,961
Progyny, Inc. *	45,990	1,239,430

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pulmonx Corp. *	19,656	142,506
Quest Diagnostics, Inc.	62,026	8,805,831
QuidelOrtho Corp. *	27,077	1,196,533
R1 RCM, Inc. *	109,175	1,403,990
RadNet, Inc. *	35,269	2,068,174
ResMed, Inc.	82,124	16,944,645
RxSight, Inc. *	12,299	719,122
Schrodinger, Inc. *	29,360	631,827
Select Medical Holdings Corp.	58,204	2,010,948
Semler Scientific, Inc. *	2,627	77,050
Senseonics Holdings, Inc. *	380,278	163,520
Sharecare, Inc. *	237,348	193,272
Shockwave Medical, Inc. *(d)	20,821	6,975,035
SI-BONE, Inc. *	17,593	247,182
Sight Sciences, Inc. *	14,349	94,129
Silk Road Medical, Inc. *	23,265	505,781
Simulations Plus, Inc.	8,579	413,851
Solventum Corp. *	76,871	4,561,525
STAAR Surgical Co. *	26,968	1,119,981
STERIS PLC	54,925	12,241,684
Stryker Corp.	188,967	64,454,754
Surgery Partners, Inc. *	40,681	1,122,796
Surmodics, Inc. *	7,974	335,386
Tandem Diabetes Care, Inc. *	38,898	1,992,745
Teladoc Health, Inc. *	90,940	1,022,166
Teleflex, Inc.	26,329	5,504,604
Tenet Healthcare Corp. *	56,640	7,658,861
TransMedics Group, Inc. *	17,856	2,435,558
Treace Medical Concepts, Inc. *	27,160	159,701
TruBridge, Inc. *	8,348	78,555
U.S. Physical Therapy, Inc.	7,774	797,379
UFP Technologies, Inc. *	3,689	960,468
UnitedHealth Group, Inc.	516,865	256,039,415
Universal Health Services, Inc., Class B	33,785	6,412,393
Varex Imaging Corp. *	21,479	331,851
Veeva Systems, Inc., Class A *	81,791	14,252,082
Zimmer Biomet Holdings, Inc.	116,746	13,443,302
Zimvie, Inc. *	18,118	301,665
		1,385,404,052

Household & Personal Products 1.3%
Beauty Health Co. *	42,824	94,641
BellRing Brands, Inc. *	73,401	4,269,736
Central Garden & Pet Co. *	5,310	230,719
Central Garden & Pet Co., Class A *	29,778	1,112,208
Church & Dwight Co., Inc.	137,014	14,661,868
Clorox Co.	69,527	9,146,972
Colgate-Palmolive Co.	459,486	42,713,819
Coty, Inc., Class A *	213,265	2,209,425
Edgewell Personal Care Co.	28,639	1,104,893
elf Beauty, Inc. *	30,978	5,790,098
Energizer Holdings, Inc.	37,585	1,075,683
Estee Lauder Cos., Inc., Class A	130,178	16,058,758
Herbalife Ltd. *	53,332	549,320
Inter Parfums, Inc.	10,142	1,214,809
Kenvue, Inc.	1,069,249	20,636,506
Kimberly-Clark Corp.	188,810	25,168,373
Medifast, Inc.	5,909	152,098
Nu Skin Enterprises, Inc., Class A	27,523	367,432
Olaplex Holdings, Inc. *	80,028	142,450
Procter & Gamble Co.	1,315,008	216,371,416
Reynolds Consumer Products, Inc.	29,568	840,914
Spectrum Brands Holdings, Inc.	16,791	1,506,824
USANA Health Sciences, Inc. *	5,880	279,888
WD-40 Co.	7,452	1,674,390
		367,373,240

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.3%
Aflac, Inc.	294,034	26,424,836
Allstate Corp.	146,564	24,552,401
Ambac Financial Group, Inc. *	23,211	411,299
American Financial Group, Inc.	36,309	4,716,902
American International Group, Inc.	392,457	30,933,461
AMERISAFE, Inc.	10,501	460,259
Aon PLC, Class A	111,755	31,474,678
Arch Capital Group Ltd. *	208,313	21,379,163
Arthur J Gallagher & Co.	121,115	30,682,063
Assurant, Inc.	28,843	5,003,395
Assured Guaranty Ltd.	30,398	2,362,533
Axis Capital Holdings Ltd.	43,045	3,180,165
Baldwin Insurance Group, Inc., Class A *	34,454	1,160,411
Brighthouse Financial, Inc. *	35,979	1,601,425
Brown & Brown, Inc.	132,696	11,877,619
Chubb Ltd.	226,541	61,351,834
Cincinnati Financial Corp.	87,671	10,308,356
CNA Financial Corp.	14,609	671,137
CNO Financial Group, Inc.	63,912	1,833,635
Employers Holdings, Inc.	14,566	614,394
Enstar Group Ltd. *	7,196	2,253,355
Erie Indemnity Co., Class A	14,044	5,089,967
Everest Group Ltd.	24,133	9,434,314
F&G Annuities & Life, Inc.	10,257	414,485
Fidelity National Financial, Inc.	145,267	7,315,646
First American Financial Corp.	57,127	3,175,119
Genworth Financial, Inc., Class A *	262,153	1,648,942
Globe Life, Inc.	47,947	3,968,094
Goosehead Insurance, Inc., Class A *	15,157	977,626
Hagerty, Inc., Class A *	20,613	198,297
Hanover Insurance Group, Inc.	19,704	2,599,549
Hartford Financial Services Group, Inc.	167,488	17,326,634
Hippo Holdings, Inc. *	7,900	139,356
Horace Mann Educators Corp.	22,962	784,612
James River Group Holdings Ltd.	14,953	116,783
Kemper Corp.	35,264	2,110,198
Kinsale Capital Group, Inc.	12,372	4,746,147
Lemonade, Inc. *(a)	34,774	574,119
Lincoln National Corp.	94,529	3,118,512
Loews Corp.	101,161	7,769,165
Markel Group, Inc. *	7,251	11,903,169
Marsh & McLennan Cos., Inc.	274,736	57,029,699
MBIA, Inc.	28,247	159,596
Mercury General Corp.	15,211	849,230
MetLife, Inc.	343,062	24,827,397
National Western Life Group, Inc., Class A	1,181	579,280
Old Republic International Corp.	144,882	4,604,350
Oscar Health, Inc., Class A *	86,039	1,717,338
Palomar Holdings, Inc. *	13,615	1,155,097
Primerica, Inc.	19,424	4,387,687
Principal Financial Group, Inc.	122,988	10,089,935
ProAssurance Corp. *	30,852	443,343
Progressive Corp.	327,151	69,087,748
Prudential Financial, Inc.	201,289	24,225,131
Reinsurance Group of America, Inc.	36,808	7,722,318
RenaissanceRe Holdings Ltd.	29,259	6,666,956
RLI Corp.	22,427	3,273,893
Ryan Specialty Holdings, Inc.	55,976	3,108,347
Safety Insurance Group, Inc.	8,127	628,623
Selective Insurance Group, Inc.	33,700	3,289,457
Selectquote, Inc. *	91,107	284,254
SiriusPoint Ltd. *	47,531	625,033
Skyward Specialty Insurance Group, Inc. *	20,439	762,783

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stewart Information Services Corp.	14,902	943,446
Travelers Cos., Inc.	127,827	27,572,284
Trupanion, Inc. *(a)	19,278	575,834
United Fire Group, Inc.	12,272	273,052
Unum Group	102,971	5,546,018
W R Berkley Corp.	113,649	9,208,978
White Mountains Insurance Group Ltd.	1,369	2,473,783
Willis Towers Watson PLC	57,251	14,615,608
		643,390,553

Materials 2.6%
AdvanSix, Inc.	15,056	356,827
Air Products & Chemicals, Inc.	123,938	33,054,265
Albemarle Corp.	65,245	7,998,385
Alcoa Corp.	99,598	4,409,203
Alpha Metallurgical Resources, Inc.	6,446	2,033,133
Amcor PLC	804,869	8,185,518
AptarGroup, Inc.	36,785	5,432,777
Arcadium Lithium PLC *	571,364	2,531,143
Arch Resources, Inc.	10,221	1,777,739
Ashland, Inc.	28,497	2,854,544
ATI, Inc. *	70,735	4,338,885
Avery Dennison Corp.	44,998	10,241,095
Avient Corp.	50,917	2,274,972
Axalta Coating Systems Ltd. *	123,187	4,384,225
Balchem Corp.	17,568	2,698,445
Ball Corp.	176,042	12,222,596
Berry Global Group, Inc.	66,156	3,961,421
Cabot Corp.	30,839	3,154,830
Carpenter Technology Corp.	28,144	3,120,325
Celanese Corp.	55,960	8,508,158
Century Aluminum Co. *	29,970	549,350
CF Industries Holdings, Inc.	106,585	8,498,022
Chemours Co.	82,807	2,055,270
Clearwater Paper Corp. *	9,696	515,245
Cleveland-Cliffs, Inc. *	277,730	4,799,174
Coeur Mining, Inc. *	230,534	1,325,570
Commercial Metals Co.	66,444	3,742,126
Compass Minerals International, Inc.	18,820	243,907
Corteva, Inc.	391,086	21,877,351
Crown Holdings, Inc.	66,522	5,600,487
Danimer Scientific, Inc. *(a)	48,475	37,796
Dow, Inc.	391,716	22,574,593
DuPont de Nemours, Inc.	240,536	19,762,438
Eagle Materials, Inc.	19,452	4,520,450
Eastman Chemical Co.	64,712	6,557,267
Ecolab, Inc.	141,667	32,895,077
Ecovyst, Inc. *	56,579	526,185
Element Solutions, Inc.	124,259	2,985,944
FMC Corp.	71,671	4,368,347
Freeport-McMoRan, Inc.	801,395	42,257,558
Ginkgo Bioworks Holdings, Inc. *(a)	741,158	391,702
Graphic Packaging Holding Co.	170,271	4,822,075
Greif, Inc., Class A	17,612	1,143,723
Hawkins, Inc.	10,147	886,036
Haynes International, Inc.	6,655	391,447
HB Fuller Co.	30,181	2,403,313
Hecla Mining Co.	324,425	1,910,863
Huntsman Corp.	90,527	2,245,070
Ingevity Corp. *	18,754	916,133
Innospec, Inc.	13,507	1,766,716
International Flavors & Fragrances, Inc.	142,803	13,734,793
International Paper Co.	187,664	8,461,770
Kaiser Aluminum Corp.	8,783	858,977
Knife River Corp. *	31,266	2,210,819
Koppers Holdings, Inc.	11,636	515,824
SECURITY	NUMBER OF SHARES	VALUE ($)
Kronos Worldwide, Inc.	13,424	190,755
Linde PLC	270,980	118,017,210
Louisiana-Pacific Corp.	35,188	3,226,036
LSB Industries, Inc. *	37,825	371,063
LyondellBasell Industries NV, Class A	143,087	14,225,710
Martin Marietta Materials, Inc.	34,408	19,684,129
Materion Corp.	11,206	1,281,742
Mativ Holdings, Inc.	29,764	534,859
Mercer International, Inc.	23,073	219,193
Metallus, Inc. *	21,624	519,192
Minerals Technologies, Inc.	17,993	1,560,893
Mosaic Co.	184,396	5,703,368
MP Materials Corp. *	80,304	1,302,531
Myers Industries, Inc.	21,099	333,364
NewMarket Corp.	3,773	2,018,819
Newmont Corp.	646,539	27,115,846
Nucor Corp.	137,046	23,140,217
O-I Glass, Inc. *	86,504	1,097,736
Olin Corp.	67,646	3,636,649
Orion SA	30,960	769,975
Packaging Corp. of America	49,836	9,144,408
Pactiv Evergreen, Inc.	21,814	269,621
Perimeter Solutions SA *	84,153	639,563
Piedmont Lithium, Inc. *(a)	9,364	122,294
PPG Industries, Inc.	131,910	17,334,293
PureCycle Technologies, Inc. *(a)	72,384	375,673
Quaker Chemical Corp.	7,355	1,333,829
Radius Recycling, Inc., Class A	21,101	361,038
Ranpak Holdings Corp. *	21,379	133,405
Reliance, Inc.	31,956	9,611,726
Royal Gold, Inc.	36,085	4,625,736
RPM International, Inc.	71,892	8,059,093
Ryerson Holding Corp.	15,935	378,456
Scotts Miracle-Gro Co.	24,464	1,704,896
Sealed Air Corp.	83,289	3,237,443
Sensient Technologies Corp.	23,280	1,808,158
Sherwin-Williams Co.	131,707	40,012,587
Silgan Holdings, Inc.	46,765	2,209,646
Sonoco Products Co.	53,973	3,312,323
Steel Dynamics, Inc.	84,575	11,322,055
Stepan Co.	11,870	1,034,708
Summit Materials, Inc., Class A *	65,545	2,532,659
SunCoke Energy, Inc.	45,028	475,045
Sylvamo Corp.	20,408	1,455,499
TriMas Corp.	22,832	607,788
Trinseo PLC	10,223	39,154
Tronox Holdings PLC	62,400	1,236,144
U.S. Lime & Minerals, Inc.	1,044	357,821
U.S. Steel Corp.	124,732	4,783,472
Vulcan Materials Co.	73,963	18,917,516
Warrior Met Coal, Inc.	30,394	2,079,861
Westlake Corp.	18,153	2,914,646
Westrock Co.	143,943	7,721,103
Worthington Steel, Inc.	16,570	546,644
		737,537,494

Media & Entertainment 7.7%
Advantage Solutions, Inc. *	50,635	174,184
Alphabet, Inc., Class A *	3,293,437	568,117,882
Alphabet, Inc., Class C *	2,757,315	479,662,517
Altice USA, Inc., Class A *	129,401	320,914
AMC Networks, Inc., Class A *	11,971	207,577
Angi, Inc. *	48,495	97,960
Atlanta Braves Holdings, Inc., Class C *	27,005	1,079,390
Bumble, Inc., Class A *	55,291	646,905
Cable One, Inc.	2,492	961,688
Cardlytics, Inc. *	24,984	218,860

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cargurus, Inc. *	49,688	1,202,946
Cars.com, Inc. *	35,100	710,073
Charter Communications, Inc., Class A *	55,024	15,798,491
Cinemark Holdings, Inc. *	60,530	1,045,353
Clear Channel Outdoor Holdings, Inc. *	265,316	382,055
Comcast Corp., Class A	2,214,479	88,645,594
EchoStar Corp., Class A *	66,957	1,285,574
Electronic Arts, Inc.	135,664	18,027,032
Endeavor Group Holdings, Inc., Class A	105,718	2,836,414
Eventbrite, Inc., Class A *	47,563	236,864
EW Scripps Co., Class A *	36,748	99,955
Fox Corp., Class A	200,871	6,915,989
fuboTV, Inc. *	165,703	207,129
Gannett Co., Inc. *	87,894	330,481
Getty Images Holdings, Inc. *(a)	24,317	87,298
Gray Television, Inc.	47,361	295,533
Grindr, Inc. *	13,762	130,739
IAC, Inc. *	38,620	1,922,890
iHeartMedia, Inc., Class A *	64,480	59,683
Integral Ad Science Holding Corp. *	36,972	342,361
Interpublic Group of Cos., Inc.	214,164	6,718,325
John Wiley & Sons, Inc., Class A	23,957	873,233
Liberty Broadband Corp., Class C *	72,939	3,945,270
Liberty Media Corp.-Liberty Formula One, Class C *	127,764	9,472,423
Liberty Media Corp.-Liberty Live, Class C *	36,808	1,401,281
Liberty Media Corp.-Liberty SiriusXM, Class C *	125,750	2,849,495
Lions Gate Entertainment Corp., Class A *	103,010	856,013
Live Nation Entertainment, Inc. *	79,188	7,423,083
Madison Square Garden Entertainment Corp. *	23,330	829,148
Madison Square Garden Sports Corp. *	8,869	1,637,661
Magnite, Inc. *	67,152	828,656
Match Group, Inc. *	151,544	4,641,793
MediaAlpha, Inc., Class A *	13,169	234,145
Meta Platforms, Inc., Class A	1,229,533	573,982,890
Netflix, Inc. *	241,789	155,136,658
New York Times Co., Class A	91,854	4,702,925
News Corp., Class A	277,467	7,544,328
Nexstar Media Group, Inc.	18,020	2,985,734
Nextdoor Holdings, Inc. *	135,178	327,131
Omnicom Group, Inc.	110,268	10,250,513
Paramount Global, Class B	281,828	3,356,571
Pinterest, Inc., Class A *	332,570	13,798,329
Playtika Holding Corp.	37,898	331,229
QuinStreet, Inc. *	35,272	621,140
ROBLOX Corp., Class A *	275,838	9,273,674
Roku, Inc. *	69,802	4,006,635
Rumble, Inc. *(a)	44,692	281,560
Scholastic Corp.	15,702	569,669
Shutterstock, Inc.	13,107	532,537
Sinclair, Inc.	22,589	320,764
Sirius XM Holdings, Inc. (a)	364,406	1,027,625
Skillz, Inc. *	7,498	51,211
Snap, Inc., Class A *	572,972	8,606,039
Sphere Entertainment Co. *	14,403	525,709
Stagwell, Inc. *	57,488	398,392
Take-Two Interactive Software, Inc. *	88,549	14,199,718
TechTarget, Inc. *	14,058	424,833
TEGNA, Inc.	110,582	1,648,778
Thryv Holdings, Inc. *	16,793	353,828
SECURITY	NUMBER OF SHARES	VALUE ($)
TKO Group Holdings, Inc.	32,815	3,579,132
Trade Desk, Inc., Class A *	249,208	23,121,518
TripAdvisor, Inc. *	59,145	1,085,311
Vimeo, Inc. *	85,273	330,859
Vivid Seats, Inc., Class A *	27,090	136,804
Walt Disney Co.	1,024,262	106,431,064
Warner Bros Discovery, Inc. *	1,253,755	10,330,941
Warner Music Group Corp., Class A	76,621	2,281,773
WideOpenWest, Inc. *	30,212	151,966
Yelp, Inc. *	38,211	1,412,661
Ziff Davis, Inc. *	25,696	1,480,347
ZipRecruiter, Inc., Class A *	41,096	415,481
ZoomInfo Technologies, Inc. *	165,161	2,028,177
		2,201,805,311

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	57,423	1,287,424
2seventy bio, Inc. *	49,328	208,657
4D Molecular Therapeutics, Inc. *	20,658	495,172
89bio, Inc. *	45,390	358,581
AbbVie, Inc.	986,707	159,096,637
Absci Corp. *	32,079	135,053
ACADIA Pharmaceuticals, Inc. *	66,122	998,442
ACELYRIN, Inc. *	16,944	69,809
Adaptive Biotechnologies Corp. *	56,338	194,366
ADMA Biologics, Inc. *	118,930	1,135,782
Agilent Technologies, Inc.	163,903	21,374,590
Agios Pharmaceuticals, Inc. *	30,241	1,098,958
Akero Therapeutics, Inc. *	37,196	700,029
Akoya Biosciences, Inc. *	12,560	27,004
Alector, Inc. *	37,661	185,292
Alkermes PLC *	91,202	2,134,127
Allogene Therapeutics, Inc. *	63,519	158,798
Alnylam Pharmaceuticals, Inc. *	70,204	10,420,380
Alto Neuroscience, Inc. *(a)	6,000	71,760
ALX Oncology Holdings, Inc. *	19,067	202,682
Amgen, Inc.	298,887	91,414,589
Amicus Therapeutics, Inc. *	146,111	1,431,888
Amneal Pharmaceuticals, Inc. *	59,573	397,948
Amphastar Pharmaceuticals, Inc. *	21,345	903,534
Amylyx Pharmaceuticals, Inc. *	22,565	38,812
AnaptysBio, Inc. *	9,598	229,776
Anavex Life Sciences Corp. *(a)	46,919	190,491
ANI Pharmaceuticals, Inc. *	8,525	553,273
Anika Therapeutics, Inc. *	7,652	196,274
Apellis Pharmaceuticals, Inc. *	58,030	2,277,677
Apogee Therapeutics, Inc. *	14,376	656,121
Arcellx, Inc. *	19,342	1,005,784
Arcturus Therapeutics Holdings, Inc. *	13,055	506,665
Arcus Biosciences, Inc. *	28,617	431,258
Arcutis Biotherapeutics, Inc. *	55,848	466,889
Ardelyx, Inc. *	136,847	938,770
ArriVent Biopharma, Inc. *	5,972	115,917
Arrowhead Pharmaceuticals, Inc. *	68,333	1,568,242
ARS Pharmaceuticals, Inc. *	29,884	265,370
Arvinas, Inc. *	38,103	1,262,733
Atea Pharmaceuticals, Inc. *	45,467	166,864
Avantor, Inc. *	376,383	9,063,303
Avid Bioservices, Inc. *	33,569	271,573
Avidity Biosciences, Inc. *	37,224	999,837
Axsome Therapeutics, Inc. *	22,174	1,628,237
Azenta, Inc. *	31,179	1,574,851
Beam Therapeutics, Inc. *	38,345	913,378
BioCryst Pharmaceuticals, Inc. *	126,160	814,994
Biogen, Inc. *	80,707	18,154,233
Biohaven Ltd. *	40,203	1,411,125
BioLife Solutions, Inc. *	18,867	405,263

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BioMarin Pharmaceutical, Inc. *	105,929	7,952,090
Biomea Fusion, Inc. *(a)	13,836	145,555
Bio-Rad Laboratories, Inc., Class A *	11,847	3,398,430
Bio-Techne Corp.	87,560	6,758,756
Bioxcel Therapeutics, Inc. *	21,346	38,636
Blueprint Medicines Corp. *	33,544	3,540,905
Bridgebio Pharma, Inc. *	72,507	2,030,921
Bristol-Myers Squibb Co.	1,137,115	46,724,055
Bruker Corp.	51,878	3,398,528
C4 Therapeutics, Inc. *(a)	26,763	133,815
CareDx, Inc. *	28,873	375,638
Cargo Therapeutics, Inc. *(a)	11,862	225,378
Caribou Biosciences, Inc. *	49,451	142,419
Cassava Sciences, Inc. *(a)	21,911	482,699
Catalent, Inc. *	100,721	5,417,783
Catalyst Pharmaceuticals, Inc. *	61,482	994,164
Celldex Therapeutics, Inc. *	35,071	1,167,864
Cerevel Therapeutics Holdings, Inc. *	48,988	1,995,771
CG oncology, Inc. *	11,762	383,206
Charles River Laboratories International, Inc. *	28,499	5,940,332
Cogent Biosciences, Inc. *	42,033	336,684
Collegium Pharmaceutical, Inc. *	19,135	634,134
Corcept Therapeutics, Inc. *	49,869	1,504,548
Crinetics Pharmaceuticals, Inc. *	31,656	1,405,843
CRISPR Therapeutics AG *	44,418	2,387,023
CryoPort, Inc. *	25,264	259,714
Cullinan Therapeutics, Inc. *	21,652	508,822
Cytek Biosciences, Inc. *	61,018	343,531
Cytokinetics, Inc. *	59,804	2,901,092
Danaher Corp.	367,494	94,372,459
Day One Biopharmaceuticals, Inc. *	31,832	422,411
Deciphera Pharmaceuticals, Inc. *	30,946	790,361
Denali Therapeutics, Inc. *	69,816	1,295,785
Disc Medicine, Inc. *	6,415	217,789
Dynavax Technologies Corp. *	73,611	882,596
Dyne Therapeutics, Inc. *	37,875	1,207,455
Edgewise Therapeutics, Inc. *	36,143	619,130
Editas Medicine, Inc. *	52,245	271,674
Elanco Animal Health, Inc. *	273,547	4,836,311
Eli Lilly & Co.	445,574	365,522,175
Emergent BioSolutions, Inc. *(b)	39,336	224,215
Enanta Pharmaceuticals, Inc. *	10,749	134,040
Enliven Therapeutics, Inc. *	10,842	244,704
Entrada Therapeutics, Inc. *	9,572	148,079
Erasca, Inc. *	95,496	240,650
Exact Sciences Corp. *	101,830	4,628,173
Exelixis, Inc. *	169,974	3,686,736
Fate Therapeutics, Inc. *	46,493	171,094
Fortrea Holdings, Inc. *	48,726	1,237,153
Genelux Corp. *(a)	10,911	29,569
Generation Bio Co. *	34,957	111,163
Geron Corp. *	259,478	921,147
Gilead Sciences, Inc.	695,879	44,724,143
Gossamer Bio, Inc. *	166,880	98,459
Halozyme Therapeutics, Inc. *	72,959	3,231,354
Harmony Biosciences Holdings, Inc. *	19,532	574,241
Heron Therapeutics, Inc. *	79,475	294,058
HilleVax, Inc. *	15,441	187,454
Humacyte, Inc. *	22,917	171,419
Ideaya Biosciences, Inc. *	41,355	1,511,525
IGM Biosciences, Inc. *(a)	15,398	128,265
Illumina, Inc. *	88,458	9,224,400
ImmunityBio, Inc. *(a)	78,331	502,885
Immunovant, Inc. *	30,650	778,204
Incyte Corp. *	104,384	6,032,351
Innoviva, Inc. *	31,609	499,106
Insmed, Inc. *	84,243	4,637,577
Intellia Therapeutics, Inc. *	49,031	1,048,283
SECURITY	NUMBER OF SHARES	VALUE ($)
Intra-Cellular Therapies, Inc. *	56,952	3,829,452
Invivyd, Inc. *(a)	31,915	58,724
Ionis Pharmaceuticals, Inc. *	79,855	3,000,152
Iovance Biotherapeutics, Inc. *	135,106	1,199,741
IQVIA Holdings, Inc. *	101,847	22,313,659
Ironwood Pharmaceuticals, Inc. *	73,225	461,318
iTeos Therapeutics, Inc. *	13,888	232,485
Jazz Pharmaceuticals PLC *	35,219	3,706,800
Johnson & Johnson	1,344,912	197,258,243
Keros Therapeutics, Inc. *	14,620	685,239
Kodiak Sciences, Inc. *	20,332	64,656
Krystal Biotech, Inc. *	13,744	2,199,727
Kura Oncology, Inc. *	45,639	940,620
Kymera Therapeutics, Inc. *	24,963	801,562
Kyverna Therapeutics, Inc. *(a)	8,503	106,543
Lexicon Pharmaceuticals, Inc. *(a)	56,533	96,106
Ligand Pharmaceuticals, Inc. *	9,435	802,447
Lyell Immunopharma, Inc. *	79,092	219,085
MacroGenics, Inc. *	33,414	136,663
Madrigal Pharmaceuticals, Inc. *	8,832	2,085,765
MannKind Corp. *	143,211	668,795
Maravai LifeSciences Holdings, Inc., Class A *	62,170	539,014
Medpace Holdings, Inc. *	13,098	5,060,281
Merck & Co., Inc.	1,416,176	177,786,735
Mesa Laboratories, Inc.	2,759	264,036
Mettler-Toledo International, Inc. *	12,016	16,871,545
MiMedx Group, Inc. *	62,527	447,068
Mind Medicine MindMed, Inc. *	24,697	217,334
Mineralys Therapeutics, Inc. *	6,494	82,928
Mirum Pharmaceuticals, Inc. *	22,691	545,265
Moderna, Inc. *	184,933	26,362,199
Monte Rosa Therapeutics, Inc. *	15,972	65,805
Morphic Holding, Inc. *	22,308	677,494
Myriad Genetics, Inc. *	52,478	1,194,399
Natera, Inc. *	62,884	6,699,033
Nektar Therapeutics *	121,759	154,634
Neumora Therapeutics, Inc. *(a)	6,875	68,063
Neurocrine Biosciences, Inc. *	55,508	7,516,338
Novavax, Inc. *(a)	61,804	928,914
Nurix Therapeutics, Inc. *	30,339	477,839
Nuvalent, Inc., Class A *	17,366	1,139,557
Nuvation Bio, Inc. *	72,796	225,668
Omeros Corp. *(a)	34,073	114,485
OmniAb, Inc. *	56,172	243,786
Organogenesis Holdings, Inc. *	44,452	122,243
Organon & Co.	140,913	3,005,674
Pacific Biosciences of California, Inc. *	144,030	257,814
Pacira BioSciences, Inc. *	25,654	778,086
Perrigo Co. PLC	75,492	2,078,295
Pfizer, Inc.	3,155,606	90,439,668
Phathom Pharmaceuticals, Inc. *(a)	21,467	202,219
Phibro Animal Health Corp., Class A	11,242	198,196
Pliant Therapeutics, Inc. *	32,862	398,616
Poseida Therapeutics, Inc. *	28,310	84,647
Precigen, Inc. *	102,371	143,319
Prelude Therapeutics, Inc. *	9,322	35,890
Prestige Consumer Healthcare, Inc. *	27,313	1,756,499
Prime Medicine, Inc. *(a)	21,815	141,361
Protagonist Therapeutics, Inc. *	30,454	857,280
Prothena Corp. PLC *	22,417	466,498
PTC Therapeutics, Inc. *	41,136	1,495,705
Quanterix Corp. *	20,130	321,476
RAPT Therapeutics, Inc. *	18,967	76,058
Recursion Pharmaceuticals, Inc., Class A *	87,399	723,664
Regeneron Pharmaceuticals, Inc. *	59,021	57,850,023
REGENXBIO, Inc. *	22,144	317,766

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Relay Therapeutics, Inc. *	48,640	311,782
Repligen Corp. *	29,134	4,343,588
Replimune Group, Inc. *	29,664	156,329
Revance Therapeutics, Inc. *	47,290	134,304
REVOLUTION Medicines, Inc. *	72,992	2,797,783
Revvity, Inc.	69,033	7,542,546
Rhythm Pharmaceuticals, Inc. *	29,154	1,040,215
Rocket Pharmaceuticals, Inc. *	39,353	839,006
Roivant Sciences Ltd. *	191,362	1,982,510
Royalty Pharma PLC, Class A	214,599	5,882,159
Sage Therapeutics, Inc. *	33,417	371,263
Sana Biotechnology, Inc. *	60,442	453,315
Sangamo Therapeutics, Inc. *	125,847	71,028
Sarepta Therapeutics, Inc. *	52,651	6,837,259
Scholar Rock Holding Corp. *	28,079	263,662
Scilex Holding Co. *(d)	38,288	34,320
Seres Therapeutics, Inc. *(a)	55,996	55,996
SIGA Technologies, Inc.	21,524	161,000
Sotera Health Co. *	69,360	775,445
SpringWorks Therapeutics, Inc. *	34,675	1,437,625
Stoke Therapeutics, Inc. *	15,448	225,850
Summit Therapeutics, Inc. *(d)	78,764	684,065
Supernus Pharmaceuticals, Inc. *	30,819	835,811
Syndax Pharmaceuticals, Inc. *	43,023	829,053
Tango Therapeutics, Inc. *	29,029	200,881
Tarsus Pharmaceuticals, Inc. *	16,539	545,125
TG Therapeutics, Inc. *	78,697	1,282,761
Theravance Biopharma, Inc. *	15,655	134,946
Thermo Fisher Scientific, Inc.	215,952	122,656,417
Third Harmonic Bio, Inc. *	6,349	84,505
Travere Therapeutics, Inc. *	35,860	266,081
Twist Bioscience Corp. *	31,532	1,321,191
Tyra Biosciences, Inc. *	12,985	210,617
Ultragenyx Pharmaceutical, Inc. *	45,641	1,832,030
uniQure NV *	24,404	120,800
United Therapeutics Corp. *	26,290	7,233,168
Vanda Pharmaceuticals, Inc. *	28,845	147,398
Vaxcyte, Inc. *	54,159	3,805,753
Ventyx Biosciences, Inc. *	27,512	131,507
Vera Therapeutics, Inc. *	24,125	916,509
Veracyte, Inc. *	40,607	842,595
Vericel Corp. *	26,450	1,261,665
Vertex Pharmaceuticals, Inc. *	143,945	65,543,916
Verve Therapeutics, Inc. *	33,391	173,299
Viatris, Inc.	671,817	7,121,260
Viking Therapeutics, Inc. *	59,267	3,689,963
Vir Biotechnology, Inc. *	52,226	536,361
Viridian Therapeutics, Inc. *	30,094	359,623
Waters Corp. *	33,064	10,213,470
West Pharmaceutical Services, Inc.	41,145	13,635,864
Xencor, Inc. *	33,242	789,830
Y-mAbs Therapeutics, Inc. *	17,316	209,524
Zentalis Pharmaceuticals, Inc. *	32,976	391,755
Zoetis, Inc.	256,367	43,469,589
Zura Bio Ltd. *	6,798	35,690
		1,975,527,347

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	63,154	257,037
CBRE Group, Inc., Class A *	166,109	14,629,220
Compass, Inc., Class A *	183,904	689,640
CoStar Group, Inc. *	228,213	17,839,410
Cushman & Wakefield PLC *	108,986	1,210,834
DigitalBridge Group, Inc.	81,843	1,116,339
eXp World Holdings, Inc.	40,553	454,599
Forestar Group, Inc. *	11,740	399,277
FRP Holdings, Inc. *	7,078	216,587
Howard Hughes Holdings, Inc. *	17,441	1,156,338
SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	26,165	5,287,162
Kennedy-Wilson Holdings, Inc.	82,772	845,930
Marcus & Millichap, Inc.	13,704	443,050
Newmark Group, Inc., Class A	70,741	736,414
Offerpad Solutions, Inc. *	532	2,580
Opendoor Technologies, Inc. *	327,931	714,890
RE/MAX Holdings, Inc., Class A	10,166	82,243
Redfin Corp. *	62,822	404,574
RMR Group, Inc., Class A	7,974	187,628
Seritage Growth Properties, Class A *	24,615	129,475
St. Joe Co.	20,385	1,153,791
Star Holdings *	7,729	99,472
Tejon Ranch Co. *	14,262	259,996
Zillow Group, Inc., Class C *	117,317	4,804,131
		53,120,617

Semiconductors & Semiconductor Equipment 10.3%
ACM Research, Inc., Class A *	25,912	559,699
Advanced Micro Devices, Inc. *	903,014	150,713,037
Aehr Test Systems *	14,243	163,937
Allegro MicroSystems, Inc. *	39,468	1,189,566
Alpha & Omega Semiconductor Ltd. *	11,940	349,961
Ambarella, Inc. *	21,000	1,223,460
Amkor Technology, Inc.	56,501	1,841,368
Analog Devices, Inc.	277,041	64,963,344
Applied Materials, Inc.	464,629	99,932,405
Axcelis Technologies, Inc. *	17,803	2,002,659
Broadcom, Inc.	245,894	326,682,474
CEVA, Inc. *	12,595	250,892
Cirrus Logic, Inc. *	30,490	3,497,203
Cohu, Inc. *	26,170	843,721
Credo Technology Group Holding Ltd. *	70,173	1,829,410
Diodes, Inc. *	24,989	1,852,435
Enphase Energy, Inc. *	76,076	9,730,120
Entegris, Inc.	84,021	10,616,053
First Solar, Inc. *	59,831	16,259,673
FormFactor, Inc. *	42,780	2,340,922
Ichor Holdings Ltd. *	15,557	591,010
Impinj, Inc. *	12,799	2,094,812
indie Semiconductor, Inc., Class A *	69,375	462,731
Intel Corp.	2,362,912	72,895,835
KLA Corp.	75,544	57,377,934
Kulicke & Soffa Industries, Inc.	31,228	1,426,183
Lam Research Corp.	73,191	68,246,216
Lattice Semiconductor Corp. *	78,835	5,852,710
MACOM Technology Solutions Holdings, Inc. *	30,597	3,094,581
Marvell Technology, Inc.	482,815	33,222,500
MaxLinear, Inc. *	41,366	735,074
Microchip Technology, Inc.	301,277	29,293,163
Micron Technology, Inc.	616,469	77,058,625
MKS Instruments, Inc.	34,699	4,392,546
Monolithic Power Systems, Inc.	26,801	19,715,620
Navitas Semiconductor Corp. *	67,387	263,483
NVIDIA Corp.	1,380,382	1,513,354,198
NXP Semiconductors NV	143,742	39,112,198
ON Semiconductor Corp. *	237,892	17,375,632
Onto Innovation, Inc. *	27,479	5,954,699
PDF Solutions, Inc. *	16,231	568,410
Photronics, Inc. *	34,971	956,457
Power Integrations, Inc.	31,656	2,406,173
Qorvo, Inc. *	54,073	5,320,242
QUALCOMM, Inc.	623,940	127,314,957
Rambus, Inc. *	60,168	3,324,884
Rigetti Computing, Inc. *	55,262	58,025
Semtech Corp. *	34,721	1,350,300
Silicon Laboratories, Inc. *	18,388	2,320,014

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SiTime Corp. *	10,267	1,250,726
SkyWater Technology, Inc. *	19,960	150,898
Skyworks Solutions, Inc.	89,384	8,282,321
SMART Global Holdings, Inc. *	28,377	583,999
SolarEdge Technologies, Inc. *	31,183	1,527,655
Synaptics, Inc. *	23,101	2,164,795
Teradyne, Inc.	86,599	12,205,263
Texas Instruments, Inc.	507,940	99,053,379
Ultra Clean Holdings, Inc. *	24,130	1,119,149
Universal Display Corp.	24,067	4,228,572
Veeco Instruments, Inc. *	32,009	1,301,166
Wolfspeed, Inc. *	74,820	1,922,874
		2,926,772,348

Software & Services 11.2%
8x8, Inc. *	35,315	96,410
A10 Networks, Inc.	35,793	542,264
Accenture PLC, Class A	350,499	98,942,363
ACI Worldwide, Inc. *	59,403	2,139,102
Adeia, Inc.	70,576	834,914
Adobe, Inc. *	252,669	112,377,064
Agilysys, Inc. *	10,894	1,040,050
Akamai Technologies, Inc. *	84,462	7,790,775
Alarm.com Holdings, Inc. *	27,909	1,825,528
Alkami Technology, Inc. *	22,537	618,190
Altair Engineering, Inc., Class A *	31,034	2,710,199
Amplitude, Inc., Class A *	36,052	321,584
ANSYS, Inc. *	48,519	15,402,357
Appfolio, Inc., Class A *	11,629	2,655,133
Appian Corp., Class A *	23,446	665,632
Applied Digital Corp. *(a)	33,297	140,846
AppLovin Corp., Class A *	101,371	8,259,709
Asana, Inc., Class A *	53,243	694,821
ASGN, Inc. *	26,805	2,517,258
Aspen Technology, Inc. *	15,350	3,233,477
Atlassian Corp., Class A *	87,829	13,776,857
Aurora Innovation, Inc. *	459,609	1,098,466
Autodesk, Inc. *	119,358	24,062,573
AvePoint, Inc. *	48,132	434,151
Bentley Systems, Inc., Class B	129,529	6,507,537
BigCommerce Holdings, Inc. *	39,759	327,614
Bill Holdings, Inc. *	54,805	2,852,600
Blackbaud, Inc. *	23,237	1,811,092
BlackLine, Inc. *	28,181	1,344,797
Blend Labs, Inc., Class A *(a)	90,397	248,592
Box, Inc., Class A *	79,357	2,162,478
Braze, Inc., Class A *	28,594	1,076,564
C3.ai, Inc., Class A *(a)	52,451	1,550,976
Cadence Design Systems, Inc. *	152,184	43,571,801
CCC Intelligent Solutions Holdings, Inc. *	181,752	2,031,987
Cerence, Inc. *	31,864	109,612
Cipher Mining, Inc. *	27,245	101,079
Cleanspark, Inc. *	110,668	1,778,435
Clear Secure, Inc., Class A	45,438	767,448
Clearwater Analytics Holdings, Inc., Class A *	79,922	1,516,920
Cloudflare, Inc., Class A *	166,324	11,258,472
Cognizant Technology Solutions Corp., Class A	278,186	18,402,004
CommVault Systems, Inc. *	23,974	2,579,243
Confluent, Inc., Class A *	123,399	3,204,672
Consensus Cloud Solutions, Inc. *	9,615	181,435
Couchbase, Inc. *	19,219	435,695
Crowdstrike Holdings, Inc., Class A *	126,999	39,835,776
CS Disco, Inc. *	18,030	105,476
Datadog, Inc., Class A *	168,525	18,568,084
Digimarc Corp. *	7,514	201,676
SECURITY	NUMBER OF SHARES	VALUE ($)
DigitalOcean Holdings, Inc. *	28,303	1,048,626
DocuSign, Inc. *	113,778	6,228,208
Dolby Laboratories, Inc., Class A	34,503	2,795,088
Domo, Inc., Class B *	17,316	115,325
DoubleVerify Holdings, Inc. *	76,525	1,392,755
Dropbox, Inc., Class A *	142,488	3,210,255
DXC Technology Co. *	102,593	1,595,321
Dynatrace, Inc. *	134,532	6,152,148
E2open Parent Holdings, Inc. *	94,952	442,476
Elastic NV *	45,434	4,727,408
Enfusion, Inc., Class A *	23,381	220,015
Envestnet, Inc. *	27,204	1,782,134
EPAM Systems, Inc. *	32,023	5,697,852
Everbridge, Inc. *	22,255	773,584
EverCommerce, Inc. *	15,715	150,707
Expensify, Inc., Class A *	51,093	77,150
Fair Isaac Corp. *	13,886	17,911,968
Fastly, Inc., Class A *	68,106	533,951
Five9, Inc. *	39,729	1,857,728
Fortinet, Inc. *	355,971	21,116,200
Freshworks, Inc., Class A *	94,891	1,222,196
Gartner, Inc. *	43,331	18,184,721
Gen Digital, Inc.	310,949	7,720,864
Gitlab, Inc., Class A *	50,261	2,371,817
GoDaddy, Inc., Class A *	78,480	10,958,162
Grid Dynamics Holdings, Inc. *	30,438	289,161
Guidewire Software, Inc. *	45,916	5,230,751
Hackett Group, Inc.	13,027	290,632
HashiCorp, Inc., Class A *	69,604	2,337,302
HubSpot, Inc. *	28,082	17,159,506
Informatica, Inc., Class A *	21,410	617,679
Instructure Holdings, Inc. *	9,322	206,482
Intapp, Inc. *	22,101	793,426
InterDigital, Inc.	14,670	1,670,473
International Business Machines Corp.	511,376	85,323,086
Intuit, Inc.	156,250	90,068,750
Jamf Holding Corp. *	31,298	498,264
Kaltura, Inc. *	38,345	40,262
Klaviyo, Inc., Class A *	11,887	269,122
Kyndryl Holdings, Inc. *	126,449	3,364,808
LivePerson, Inc. *	51,118	35,087
LiveRamp Holdings, Inc. *	35,483	1,110,263
Manhattan Associates, Inc. *	34,088	7,483,680
Marathon Digital Holdings, Inc. *	125,656	2,452,805
Matterport, Inc. *	132,864	584,602
MeridianLink, Inc. *	10,921	202,803
Microsoft Corp.	4,152,636	1,723,883,783
MicroStrategy, Inc., Class A *	8,227	12,541,979
Model N, Inc. *	19,107	571,108
MongoDB, Inc. *	40,256	9,502,831
N-able, Inc. *	38,695	516,578
nCino, Inc. *	33,633	1,026,815
NCR Voyix Corp. *	73,640	970,575
NextNav, Inc. *	18,972	149,784
Nutanix, Inc., Class A *	135,476	7,493,855
Okta, Inc. *	87,740	7,780,783
Olo, Inc., Class A *	61,282	280,672
ON24, Inc. *	23,285	138,313
OneSpan, Inc. *	20,474	269,643
Oracle Corp.	891,414	104,464,807
PagerDuty, Inc. *	52,608	997,974
Palantir Technologies, Inc., Class A *	1,077,594	23,362,238
Palo Alto Networks, Inc. *	176,166	51,953,115
Pegasystems, Inc.	23,901	1,373,351
Perficient, Inc. *	19,594	1,452,895
PowerSchool Holdings, Inc., Class A *	31,477	674,867
Procore Technologies, Inc. *	48,986	3,288,430

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Progress Software Corp.	23,770	1,203,951
PROS Holdings, Inc. *	22,735	670,228
PTC, Inc. *	66,505	11,720,841
Q2 Holdings, Inc. *	32,344	1,967,162
Qualys, Inc. *	20,283	2,852,195
Rackspace Technology, Inc. *	36,528	71,595
Rapid7, Inc. *	33,712	1,218,352
RingCentral, Inc., Class A *	47,319	1,618,310
Riot Platforms, Inc. *	116,415	1,133,882
Roper Technologies, Inc.	59,712	31,812,165
Salesforce, Inc.	540,975	126,826,179
Samsara, Inc., Class A *	96,024	3,258,094
SEMrush Holdings, Inc., Class A *	17,094	260,854
SentinelOne, Inc., Class A *	141,150	2,375,554
ServiceNow, Inc. *	114,541	75,245,419
Smartsheet, Inc., Class A *	76,467	2,829,279
Snowflake, Inc., Class A *	183,822	25,032,880
SolarWinds Corp.	26,646	308,561
SoundHound AI, Inc., Class A *(a)	127,407	643,405
Sprinklr, Inc., Class A *	68,104	763,446
Sprout Social, Inc., Class A *	27,259	890,006
SPS Commerce, Inc. *	20,187	3,796,973
Squarespace, Inc., Class A *	28,245	1,242,780
Synopsys, Inc. *	85,150	47,752,120
Telos Corp. *	25,590	115,923
Tenable Holdings, Inc. *	65,357	2,757,412
Teradata Corp. *	55,786	1,819,181
Twilio, Inc., Class A *	102,653	5,892,282
Tyler Technologies, Inc. *	23,507	11,291,823
UiPath, Inc., Class A *	228,574	2,802,317
Unisys Corp. *	35,318	151,514
Unity Software, Inc. *	133,937	2,447,029
Varonis Systems, Inc. *	61,044	2,622,450
Verint Systems, Inc. *	35,040	1,039,286
VeriSign, Inc. *	49,634	8,652,199
Vertex, Inc., Class A *	25,163	831,637
Weave Communications, Inc. *	15,900	137,535
Workday, Inc., Class A *	116,625	24,660,356
Workiva, Inc. *	26,927	2,072,571
Xperi, Inc. *	22,797	200,842
Yext, Inc. *	57,253	289,128
Zeta Global Holdings Corp., Class A *	88,212	1,440,502
Zoom Video Communications, Inc., Class A *	144,451	8,860,624
Zscaler, Inc. *	49,841	8,470,976
Zuora, Inc., Class A *	86,512	878,097
		3,188,649,702

Technology Hardware & Equipment 7.4%
908 Devices, Inc. *	19,922	125,509
ADTRAN Holdings, Inc.	38,654	214,530
Advanced Energy Industries, Inc.	20,729	2,226,916
Aeva Technologies, Inc. *	16,166	52,216
Amphenol Corp., Class A	335,673	44,433,035
Apple, Inc.	8,112,247	1,559,579,486
Arista Networks, Inc. *	140,980	41,962,697
Arlo Technologies, Inc. *	52,231	742,202
Arrow Electronics, Inc. *	30,407	3,992,743
Avnet, Inc.	50,173	2,739,446
Badger Meter, Inc.	16,088	3,104,340
Bel Fuse, Inc., Class B	6,025	410,905
Belden, Inc.	23,578	2,256,179
Benchmark Electronics, Inc.	19,856	855,198
Calix, Inc. *	36,122	1,289,555
CDW Corp.	74,676	16,699,047
Ciena Corp. *	80,805	3,892,377
Cisco Systems, Inc.	2,269,298	105,522,357
Clearfield, Inc. *	6,807	260,436
SECURITY	NUMBER OF SHARES	VALUE ($)
Cognex Corp.	95,967	4,368,418
Coherent Corp. *	73,553	4,196,934
CommScope Holding Co., Inc. *	87,008	125,292
Corning, Inc.	429,020	15,985,285
Corsair Gaming, Inc. *	22,052	255,583
Crane NXT Co.	26,299	1,662,623
CTS Corp.	17,326	917,412
Dell Technologies, Inc., Class C	149,013	20,796,254
Diebold Nixdorf, Inc. *	21,004	918,925
Digi International, Inc. *	20,354	495,823
ePlus, Inc. *	14,578	1,091,018
Evolv Technologies Holdings, Inc. *	41,976	120,051
Extreme Networks, Inc. *	71,135	793,155
F5, Inc. *	32,745	5,532,923
Fabrinet *	20,084	4,810,721
FARO Technologies, Inc. *	10,274	192,432
Harmonic, Inc. *	62,330	762,296
Hewlett Packard Enterprise Co.	725,123	12,798,421
HP, Inc.	485,940	17,736,810
Infinera Corp. *	114,362	654,151
Insight Enterprises, Inc. *	15,505	3,031,227
IonQ, Inc. *(a)	94,342	768,887
IPG Photonics Corp. *	15,887	1,377,879
Itron, Inc. *	25,159	2,705,850
Jabil, Inc.	71,120	8,456,168
Juniper Networks, Inc.	179,504	6,402,908
Keysight Technologies, Inc. *	97,618	13,518,141
Kimball Electronics, Inc. *	14,114	323,493
Knowles Corp. *	52,623	921,955
Lightwave Logic, Inc. *	39,111	120,462
Littelfuse, Inc.	13,675	3,509,005
Lumentum Holdings, Inc. *	37,828	1,645,518
Methode Electronics, Inc.	20,027	235,918
MicroVision, Inc. *(a)	95,724	112,954
Mirion Technologies, Inc. *	101,253	1,099,608
Motorola Solutions, Inc.	92,979	33,928,967
Napco Security Technologies, Inc.	15,736	781,292
NetApp, Inc.	115,169	13,869,803
NETGEAR, Inc. *	16,499	227,851
NetScout Systems, Inc. *	42,291	868,657
nLight, Inc. *	24,481	321,925
Novanta, Inc. *	19,713	3,196,660
OSI Systems, Inc. *	8,639	1,241,770
Ouster, Inc. *	29,883	349,631
PAR Technology Corp. *	15,323	683,712
PC Connection, Inc.	5,785	391,297
Plexus Corp. *	15,013	1,653,532
Pure Storage, Inc., Class A *	165,906	10,002,473
Ribbon Communications, Inc. *	50,242	157,760
Rogers Corp. *	9,332	1,101,176
Sanmina Corp. *	32,011	2,194,034
ScanSource, Inc. *	13,085	620,622
Seagate Technology Holdings PLC	108,770	10,141,715
SmartRent, Inc. *	104,938	247,654
Super Micro Computer, Inc. *	28,081	22,029,825
TD SYNNEX Corp.	43,287	5,663,671
TE Connectivity Ltd.	173,071	25,908,729
Teledyne Technologies, Inc. *	26,108	10,363,571
Trimble, Inc. *	138,659	7,720,533
TTM Technologies, Inc. *	58,319	1,084,733
Ubiquiti, Inc.	2,172	310,944
Viasat, Inc. *	42,551	718,686
Viavi Solutions, Inc. *	124,107	933,285
Vishay Intertechnology, Inc.	69,643	1,645,664
Vontier Corp.	86,684	3,465,626
Western Digital Corp. *	181,159	13,639,461

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Xerox Holdings Corp.	63,863	897,914
Zebra Technologies Corp., Class A *	28,639	8,945,105
		2,114,111,952

Telecommunication Services 0.8%
Anterix, Inc. *	11,036	371,361
AT&T, Inc.	3,995,764	72,802,820
ATN International, Inc.	5,570	135,574
Bandwidth, Inc., Class A *	12,750	256,657
Cogent Communications Holdings, Inc.	23,598	1,397,474
Consolidated Communications Holdings, Inc. *	41,717	183,555
Frontier Communications Parent, Inc. *	123,997	3,305,760
GCI Liberty, Inc. *(d)	47,809	0
Globalstar, Inc. *	413,374	450,578
Gogo, Inc. *	37,448	396,387
IDT Corp., Class B	11,517	466,784
Iridium Communications, Inc.	69,671	2,097,794
Liberty Global Ltd., Class C *	198,653	3,391,007
Liberty Latin America Ltd., Class C *	104,593	948,658
Lumen Technologies, Inc. *	559,195	721,362
Shenandoah Telecommunications Co.	28,457	535,276
Telephone & Data Systems, Inc.	56,054	1,114,914
T-Mobile U.S., Inc.	291,232	50,953,951
U.S. Cellular Corp. *	7,821	433,753
Verizon Communications, Inc.	2,348,376	96,635,672
		236,599,337

Transportation 1.6%
Air Transport Services Group, Inc. *	30,964	418,014
Alaska Air Group, Inc. *	69,850	2,935,097
Allegiant Travel Co.	8,571	455,977
American Airlines Group, Inc. *	364,075	4,186,863
ArcBest Corp.	13,143	1,386,849
Avis Budget Group, Inc.	10,868	1,236,018
CH Robinson Worldwide, Inc.	66,416	5,736,350
CSX Corp.	1,103,101	37,229,659
Delta Air Lines, Inc.	357,654	18,247,507
Expeditors International of Washington, Inc.	81,636	9,869,792
FedEx Corp.	128,351	32,596,020
Forward Air Corp.	18,388	308,918
Frontier Group Holdings, Inc. *	20,874	114,181
GXO Logistics, Inc. *	65,946	3,312,468
Hawaiian Holdings, Inc. *	32,809	448,171
Heartland Express, Inc.	26,343	298,203
Hertz Global Holdings, Inc. *	73,813	321,825
Hub Group, Inc., Class A	35,563	1,534,543
JB Hunt Transport Services, Inc.	45,438	7,304,158
JetBlue Airways Corp. *	183,913	1,028,074
Joby Aviation, Inc. *(a)	204,790	997,327
Kirby Corp. *	33,187	4,120,830
Knight-Swift Transportation Holdings, Inc.	90,442	4,363,827
Landstar System, Inc.	19,968	3,634,775
Lyft, Inc., Class A *	196,019	3,059,857
Marten Transport Ltd.	32,420	573,834
Matson, Inc.	19,879	2,548,488
Norfolk Southern Corp.	126,083	28,343,458
Old Dominion Freight Line, Inc.	99,638	17,461,559
RXO, Inc. *	65,535	1,337,569
Ryder System, Inc.	24,931	3,028,369
Saia, Inc. *	14,758	6,043,106
SECURITY	NUMBER OF SHARES	VALUE ($)
Schneider National, Inc., Class B	19,921	447,824
SkyWest, Inc. *	22,137	1,652,970
Southwest Airlines Co.	333,387	8,948,107
Spirit Airlines, Inc. (a)	76,296	278,480
Sun Country Airlines Holdings, Inc. *	22,491	238,180
Uber Technologies, Inc. *	1,150,025	74,245,614
U-Haul Holding Co. *	5,151	325,698
U-Haul Holding Co., Non Voting Shares	54,262	3,298,587
Union Pacific Corp.	340,519	79,279,634
United Airlines Holdings, Inc. *	181,950	9,641,530
United Parcel Service, Inc., Class B	403,937	56,118,967
Universal Logistics Holdings, Inc.	3,740	163,625
Werner Enterprises, Inc.	35,526	1,334,712
XPO, Inc. *	65,139	6,968,570
		447,424,184

Utilities 2.3%
AES Corp.	372,829	8,049,378
ALLETE, Inc.	31,416	1,983,920
Alliant Energy Corp.	141,817	7,302,157
Altus Power, Inc. *	40,778	165,151
Ameren Corp.	147,514	10,823,102
American Electric Power Co., Inc.	294,140	26,546,135
American States Water Co.	20,495	1,508,227
American Water Works Co., Inc.	108,875	14,237,584
Atmos Energy Corp.	84,869	9,838,014
Avangrid, Inc.	38,892	1,400,501
Avista Corp.	42,323	1,565,105
Black Hills Corp.	36,741	2,074,029
California Water Service Group	31,254	1,559,262
CenterPoint Energy, Inc.	350,610	10,697,111
Chesapeake Utilities Corp.	11,920	1,335,159
Clearway Energy, Inc., Class C	64,041	1,793,148
CMS Energy Corp.	163,385	10,281,818
Consolidated Edison, Inc.	193,645	18,309,135
Constellation Energy Corp.	178,522	38,783,905
Dominion Energy, Inc.	467,567	25,211,213
DTE Energy Co.	115,805	13,494,757
Duke Energy Corp.	431,186	44,657,934
Edison International	214,886	16,513,989
Entergy Corp.	118,755	13,358,750
Essential Utilities, Inc.	141,005	5,320,119
Evergy, Inc.	129,808	7,095,305
Eversource Energy	194,352	11,511,469
Exelon Corp.	556,413	20,893,308
FirstEnergy Corp.	288,741	11,624,713
Hawaiian Electric Industries, Inc.	60,416	663,972
IDACORP, Inc.	28,102	2,682,898
MGE Energy, Inc.	20,078	1,608,850
Middlesex Water Co.	9,685	521,828
Montauk Renewables, Inc. *	33,297	178,472
National Fuel Gas Co.	50,757	2,901,270
New Jersey Resources Corp.	56,076	2,437,063
NextEra Energy, Inc.	1,146,203	91,719,164
NiSource, Inc.	231,450	6,725,937
Northwest Natural Holding Co.	20,139	753,601
Northwestern Energy Group, Inc.	33,056	1,717,590
NRG Energy, Inc.	126,491	10,245,771
OGE Energy Corp.	110,706	4,018,628
ONE Gas, Inc.	30,762	1,895,862
Ormat Technologies, Inc.	29,293	2,208,692
Otter Tail Corp.	22,739	2,057,197
PG&E Corp.	1,193,729	22,131,736
Pinnacle West Capital Corp.	63,220	4,985,529
PNM Resources, Inc.	47,473	1,820,115
Portland General Electric Co.	56,624	2,523,165
PPL Corp.	409,691	12,016,237

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Public Service Enterprise Group, Inc.	278,932	21,131,888
Sempra	351,303	27,060,870
SJW Group	17,151	938,331
Southern Co.	609,314	48,830,424
Southwest Gas Holdings, Inc.	33,110	2,569,005
Spire, Inc.	31,855	1,952,393
Sunnova Energy International, Inc. *	63,861	333,354
UGI Corp.	115,899	2,950,789
Unitil Corp.	8,367	447,551
Vistra Corp.	188,406	18,667,267
WEC Energy Group, Inc.	176,778	14,324,321
Xcel Energy, Inc.	309,337	17,152,737
York Water Co.	7,252	268,614
		670,375,519
Total Common Stocks (Cost $15,923,016,344)		28,366,181,470

WARRANTS 0.0% OF NET ASSETS

Materials 0.0%
Danimer Scientific, Inc. expires 07/15/25 *(d)	15,988	0
Total Warrants (Cost $0)		0

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (e)	20,140,212	20,140,212
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (e)(f)	24,345,050	24,345,050
		44,485,262
Total Short-Term Investments (Cost $44,485,262)		44,485,262
Total Investments in Securities (Cost $15,967,501,606)		28,410,666,732

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	223	59,044,825	434,544

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,958,778.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2023, and/or Value at May 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($59,192 )	($201,142 )	$203,022	$—	—	$—
Tupperware Brands Corp.	—	1,389	(159)	76	(16,416)	39,272	22,570	—
						39,272

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	$—	$8,844	($1,467 )	$836	($30,988 )	$304,027	125,114	$3,669

Financial Services 0.2%
Charles Schwab Corp.	46,580,980	3,252,373	(635,058)	(21,778)	11,345,288	60,521,805	825,898	602,215

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	86,459	(90,988)	(845,796)	967,342	224,215	39,336	—

Transportation 0.0%
Daseke, Inc.	—	3,432	(198,871)	81,322	(10,061)	—	—	—
Total	$46,580,980	$3,352,497	($985,735 )	($986,482 )	$12,458,187	$61,089,319		$605,884

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$24,768,650,734	$—	$—	$24,768,650,734
Health Care Equipment & Services	1,378,429,017	—	6,975,035 *	1,385,404,052
Pharmaceuticals, Biotechnology & Life Sciences	1,974,808,962	—	718,385	1,975,527,347
Telecommunication Services	236,599,337	—	0 *	236,599,337
Warrants	—	—	0 *	0
Short-Term Investments [1]	44,485,262	—	—	44,485,262
Futures Contracts [2]	434,544	—	—	434,544
Total	$28,403,407,856	$—	$7,693,420	$28,411,101,276

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
Aptiv PLC *	19,845	1,652,295
Autoliv, Inc.	5,242	668,722
BorgWarner, Inc.	16,585	591,421
Ford Motor Co.	278,493	3,378,120
Fox Factory Holding Corp. *	2,951	137,576
General Motors Co.	82,123	3,694,714
Gentex Corp.	16,691	584,185
Harley-Davidson, Inc.	9,004	323,064
Lear Corp.	4,017	503,531
Lucid Group, Inc. *(a)	62,557	177,662
Rivian Automotive, Inc., Class A *	47,896	523,024
Tesla, Inc. *	197,179	35,113,636
Thor Industries, Inc.	3,752	372,348
		47,720,298

Banks 3.4%
Bank of America Corp.	490,125	19,600,099
Bank OZK	7,595	318,079
BOK Financial Corp.	1,991	180,424
Citigroup, Inc.	135,343	8,433,222
Citizens Financial Group, Inc.	33,127	1,169,052
Columbia Banking System, Inc.	14,647	282,394
Comerica, Inc.	9,543	488,983
Commerce Bancshares, Inc.	8,396	467,154
Cullen/Frost Bankers, Inc.	4,541	461,275
East West Bancorp, Inc.	9,981	740,490
Fifth Third Bancorp	48,313	1,807,873
First Citizens BancShares, Inc., Class A	850	1,443,666
First Horizon Corp.	39,370	623,621
Home BancShares, Inc.	13,412	315,450
Huntington Bancshares, Inc.	103,590	1,441,973
JPMorgan Chase & Co.	205,736	41,688,286
KeyCorp	66,494	955,519
M&T Bank Corp.	11,777	1,785,393
New York Community Bancorp, Inc.	51,022	167,862
Old National Bancorp	22,268	380,560
Pinnacle Financial Partners, Inc.	5,512	438,259
PNC Financial Services Group, Inc.	28,372	4,465,469
Popular, Inc.	5,225	465,077
Prosperity Bancshares, Inc.	6,698	417,285
Regions Financial Corp.	66,063	1,278,319
SouthState Corp.	5,456	421,803
Synovus Financial Corp.	10,322	409,680
Truist Financial Corp.	95,134	3,591,309
U.S. Bancorp	110,999	4,501,010
Valley National Bancorp	31,233	222,691
Webster Financial Corp.	12,139	536,787
Wells Fargo & Co.	256,008	15,339,999
Western Alliance Bancorp	7,835	493,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	4,307	424,713
Zions Bancorp NA	10,501	453,538
		116,211,154

Capital Goods 6.4%
3M Co.	39,377	3,943,213
A O Smith Corp.	8,662	724,490
AAON, Inc.	4,875	365,869
Acuity Brands, Inc.	2,155	559,460
Advanced Drainage Systems, Inc.	4,888	848,019
AECOM	9,662	843,879
AGCO Corp.	4,387	470,857
Air Lease Corp.	7,265	346,105
Allegion PLC	6,253	761,740
Allison Transmission Holdings, Inc.	6,310	478,361
AMETEK, Inc.	16,471	2,793,152
API Group Corp. *	15,155	540,124
Applied Industrial Technologies, Inc.	2,734	527,662
Atkore, Inc.	2,612	397,416
Axon Enterprise, Inc. *	4,983	1,403,562
AZEK Co., Inc. *	10,312	494,564
Beacon Roofing Supply, Inc. *	4,492	435,994
Boeing Co. *	40,792	7,245,067
Boise Cascade Co.	2,857	392,238
Builders FirstSource, Inc. *	8,737	1,404,822
BWX Technologies, Inc.	6,451	594,331
Carlisle Cos., Inc.	3,463	1,448,538
Carrier Global Corp.	59,422	3,754,876
Caterpillar, Inc.	36,226	12,263,225
Chart Industries, Inc. *	2,954	463,867
Comfort Systems USA, Inc.	2,513	822,605
Core & Main, Inc., Class A *	12,291	707,470
Crane Co.	3,507	522,824
Cummins, Inc.	9,674	2,725,456
Curtiss-Wright Corp.	2,737	774,078
Deere & Co.	18,521	6,940,930
Donaldson Co., Inc.	8,582	632,322
Dover Corp.	9,997	1,837,649
Eaton Corp. PLC	28,391	9,449,944
EMCOR Group, Inc.	3,346	1,300,456
Emerson Electric Co.	40,730	4,568,277
Esab Corp.	3,993	410,560
Fastenal Co.	40,790	2,691,324
Ferguson PLC	14,506	2,984,464
Flowserve Corp.	9,292	461,812
Fluor Corp. *	12,064	523,578
Fortive Corp.	25,005	1,861,372
Fortune Brands Innovations, Inc.	9,060	634,744
Franklin Electric Co., Inc.	2,825	281,031
GE Vernova, Inc. *	19,334	3,400,851
Generac Holdings, Inc. *	4,414	649,785
General Dynamics Corp.	16,183	4,851,178
General Electric Co.	77,440	12,788,442
Graco, Inc.	11,931	963,428
HEICO Corp.	7,182	1,592,752

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hexcel Corp.	5,943	409,294
Honeywell International, Inc.	46,958	9,494,438
Howmet Aerospace, Inc.	27,901	2,361,820
Hubbell, Inc.	3,826	1,487,893
Huntington Ingalls Industries, Inc.	2,827	715,514
IDEX Corp.	5,419	1,130,620
Illinois Tool Works, Inc.	19,365	4,700,854
Ingersoll Rand, Inc.	28,900	2,689,145
ITT, Inc.	5,786	768,844
Johnson Controls International PLC	48,485	3,486,556
L3Harris Technologies, Inc.	13,518	3,039,252
Lennox International, Inc.	2,276	1,143,918
Leonardo DRS, Inc. *	5,009	117,962
Lincoln Electric Holdings, Inc.	4,096	804,291
Lockheed Martin Corp.	15,302	7,197,143
Masco Corp.	15,609	1,091,381
MasTec, Inc. *	4,378	491,430
Middleby Corp. *	3,787	488,182
MSC Industrial Direct Co., Inc., Class A	3,341	286,992
Mueller Industries, Inc.	8,169	481,236
Nordson Corp.	3,854	904,611
Northrop Grumman Corp.	10,043	4,527,083
nVent Electric PLC	11,787	959,226
Oshkosh Corp.	4,611	524,409
Otis Worldwide Corp.	28,820	2,858,944
Owens Corning	6,289	1,138,749
PACCAR, Inc.	37,302	4,009,965
Parker-Hannifin Corp.	9,141	4,858,624
Pentair PLC	11,851	964,434
Plug Power, Inc. *(a)	38,453	128,048
Quanta Services, Inc.	10,370	2,861,498
RBC Bearings, Inc. *	2,094	618,316
Regal Rexnord Corp.	4,678	699,548
Rockwell Automation, Inc.	8,159	2,101,187
RTX Corp.	94,345	10,171,334
Sensata Technologies Holding PLC	10,824	447,248
Simpson Manufacturing Co., Inc.	3,007	498,921
SiteOne Landscape Supply, Inc. *	3,215	497,746
Snap-on, Inc.	3,759	1,025,681
Stanley Black & Decker, Inc.	10,867	947,276
Textron, Inc.	13,944	1,221,634
Timken Co.	4,653	404,299
Toro Co.	7,383	592,043
Trane Technologies PLC	16,215	5,309,764
TransDigm Group, Inc.	3,957	5,315,161
Trex Co., Inc. *	7,757	670,825
UFP Industries, Inc.	4,354	520,216
United Rentals, Inc.	4,781	3,200,449
Valmont Industries, Inc.	1,494	375,592
Vertiv Holdings Co.	24,981	2,449,887
Watsco, Inc.	2,228	1,058,077
Watts Water Technologies, Inc., Class A	1,930	384,321
WESCO International, Inc.	3,107	557,675
Westinghouse Air Brake Technologies Corp.	12,744	2,156,667
WillScot Mobile Mini Holdings Corp. *	13,553	534,395
Woodward, Inc.	4,290	800,085
WW Grainger, Inc.	3,146	2,898,913
Xylem, Inc.	17,108	2,412,570
Zurn Elkay Water Solutions Corp.	10,031	314,071
		222,185,020

Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	29,222	7,157,052
Booz Allen Hamilton Holding Corp., Class A	9,282	1,412,813
Broadridge Financial Solutions, Inc.	8,390	1,684,460
CACI International, Inc., Class A *	1,568	665,585
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	4,126	415,034
Cintas Corp.	6,127	4,153,922
Clarivate PLC *	30,697	174,973
Clean Harbors, Inc. *	3,561	771,277
Copart, Inc. *	62,179	3,299,218
Dayforce, Inc. *	11,016	544,851
Dun & Bradstreet Holdings, Inc.	17,032	163,337
Equifax, Inc.	8,789	2,033,687
ExlService Holdings, Inc. *	11,772	351,512
Exponent, Inc.	3,551	337,771
FTI Consulting, Inc. *	2,451	526,475
Genpact Ltd.	11,621	384,190
Jacobs Solutions, Inc.	8,883	1,237,757
KBR, Inc.	9,581	629,089
Leidos Holdings, Inc.	9,757	1,434,767
Maximus, Inc.	4,362	375,568
MSA Safety, Inc.	2,610	469,800
Parsons Corp. *	2,883	219,541
Paychex, Inc.	22,840	2,744,454
Paycom Software, Inc.	3,407	495,105
Paylocity Holding Corp. *	3,139	446,272
RB Global, Inc.	13,015	945,930
Republic Services, Inc.	14,512	2,687,477
Robert Half, Inc.	7,412	476,073
Rollins, Inc.	20,152	920,745
Science Applications International Corp.	3,671	494,300
SS&C Technologies Holdings, Inc.	15,389	954,888
Tetra Tech, Inc.	3,844	805,280
TransUnion	13,740	988,181
TriNet Group, Inc.	2,224	231,229
Veralto Corp.	15,631	1,540,904
Verisk Analytics, Inc.	10,341	2,613,998
Vestis Corp.	9,041	111,385
Waste Management, Inc.	26,092	5,498,367
		50,397,267

Consumer Discretionary Distribution & Retail 5.4%
Amazon.com, Inc. *	650,503	114,774,749
Asbury Automotive Group, Inc. *	1,464	344,142
AutoNation, Inc. *	1,804	307,131
AutoZone, Inc. *	1,231	3,409,796
Bath & Body Works, Inc.	16,192	841,012
Best Buy Co., Inc.	13,613	1,154,655
Burlington Stores, Inc. *	4,534	1,088,387
CarMax, Inc. *	11,216	788,036
Carvana Co. *	7,268	726,655
Dick's Sporting Goods, Inc.	4,140	942,430
Dillard's, Inc., Class A	237	106,022
eBay, Inc.	37,049	2,008,797
Etsy, Inc. *	8,478	538,099
Five Below, Inc. *	3,914	540,641
Floor & Decor Holdings, Inc., Class A *	7,661	895,264
GameStop Corp., Class A *(a)	19,274	446,000
Genuine Parts Co.	10,003	1,441,832
Home Depot, Inc.	70,834	23,720,182
Lithia Motors, Inc.	1,951	493,876
LKQ Corp.	18,896	813,095
Lowe's Cos., Inc.	40,961	9,064,260
Murphy USA, Inc.	1,373	602,404
Ollie's Bargain Outlet Holdings, Inc. *	4,336	357,416
O'Reilly Automotive, Inc. *	4,202	4,047,619
Penske Automotive Group, Inc.	1,378	209,594
Pool Corp.	2,753	1,000,853
RH *	1,080	293,684
Ross Stores, Inc.	23,957	3,348,230
TJX Cos., Inc.	81,057	8,356,977
Tractor Supply Co.	7,673	2,189,030
Ulta Beauty, Inc. *	3,455	1,365,036

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valvoline, Inc. *	9,157	371,774
Wayfair, Inc., Class A *	6,561	390,314
Williams-Sonoma, Inc.	4,589	1,345,587
		188,323,579

Consumer Durables & Apparel 1.0%
Brunswick Corp.	4,887	403,324
Capri Holdings Ltd. *	8,182	282,688
Columbia Sportswear Co.	2,465	211,053
Crocs, Inc. *	4,281	666,295
Deckers Outdoor Corp. *	1,831	2,002,968
DR Horton, Inc.	21,225	3,137,055
Garmin Ltd.	10,910	1,787,603
Hasbro, Inc.	9,242	552,487
KB Home	5,241	370,015
Lennar Corp., Class A	17,578	2,818,632
Lululemon Athletica, Inc. *	8,198	2,557,694
Mattel, Inc. *	25,099	446,511
Meritage Homes Corp.	2,622	462,390
Mohawk Industries, Inc. *	3,742	456,262
Newell Brands, Inc.	26,294	202,990
NIKE, Inc., Class B	86,570	8,228,478
NVR, Inc. *	228	1,751,206
Polaris, Inc.	3,786	316,510
PulteGroup, Inc.	15,071	1,768,130
PVH Corp.	4,278	513,403
Ralph Lauren Corp.	2,749	513,733
SharkNinja, Inc.	3,587	274,836
Skechers USA, Inc., Class A *	9,437	673,991
Tapestry, Inc.	16,505	717,802
Taylor Morrison Home Corp. *	7,571	437,831
Tempur Sealy International, Inc.	12,221	627,671
Toll Brothers, Inc.	7,402	900,379
TopBuild Corp. *	2,240	936,208
VF Corp.	23,325	309,756
Whirlpool Corp.	3,875	360,491
YETI Holdings, Inc. *	6,393	260,451
		34,948,843

Consumer Services 2.1%
ADT, Inc.	19,144	136,114
Airbnb, Inc., Class A *	31,022	4,496,018
Aramark	18,614	598,440
Booking Holdings, Inc.	2,483	9,376,677
Boyd Gaming Corp.	4,990	266,067
Bright Horizons Family Solutions, Inc. *	4,159	437,194
Caesars Entertainment, Inc. *	15,308	544,353
Carnival Corp. *	72,080	1,086,966
Chipotle Mexican Grill, Inc. *	1,950	6,102,564
Choice Hotels International, Inc.	1,776	201,025
Churchill Downs, Inc.	4,802	621,859
Darden Restaurants, Inc.	8,544	1,284,932
Domino's Pizza, Inc.	2,488	1,265,347
DoorDash, Inc., Class A *	21,570	2,375,073
DraftKings, Inc., Class A *	33,275	1,168,951
Duolingo, Inc. *	2,559	489,793
Expedia Group, Inc. *	9,297	1,049,259
H&R Block, Inc.	9,826	487,763
Hilton Grand Vacations, Inc. *	4,965	205,203
Hilton Worldwide Holdings, Inc.	17,942	3,599,165
Hyatt Hotels Corp., Class A	3,121	460,254
Las Vegas Sands Corp.	26,493	1,192,980
Light & Wonder, Inc. *	6,457	616,514
Marriott International, Inc., Class A	17,541	4,054,953
McDonald's Corp.	51,626	13,365,455
MGM Resorts International *	19,344	777,049
Norwegian Cruise Line Holdings Ltd. *	30,035	498,581
SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	6,032	383,877
Royal Caribbean Cruises Ltd. *	16,848	2,488,113
Service Corp. International	10,430	747,414
Starbucks Corp.	80,544	6,461,240
Texas Roadhouse, Inc.	4,733	817,247
Vail Resorts, Inc.	2,731	515,394
Wingstop, Inc.	2,091	770,847
Wyndham Hotels & Resorts, Inc.	5,938	420,173
Wynn Resorts Ltd.	6,724	637,973
Yum! Brands, Inc.	19,968	2,744,202
		72,745,029

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	28,701	592,389
BJ's Wholesale Club Holdings, Inc. *	9,583	843,975
Casey's General Stores, Inc.	2,664	883,862
Costco Wholesale Corp.	31,581	25,577,136
Dollar General Corp.	15,571	2,131,826
Dollar Tree, Inc. *	14,732	1,737,639
Kroger Co.	47,219	2,472,859
Performance Food Group Co. *	11,034	767,966
Sysco Corp.	35,414	2,578,847
Target Corp.	32,848	5,129,544
U.S. Foods Holding Corp. *	16,117	851,461
Walgreens Boots Alliance, Inc.	50,759	823,311
Walmart, Inc.	304,721	20,038,453
		64,429,268

Energy 4.0%
Antero Midstream Corp.	23,999	351,585
Antero Resources Corp. *	20,122	716,947
APA Corp.	25,656	783,278
Baker Hughes Co.	71,188	2,383,374
ChampionX Corp.	13,461	439,098
Cheniere Energy, Inc.	16,981	2,679,432
Chesapeake Energy Corp.	7,940	721,984
Chevron Corp.	123,466	20,038,532
Chord Energy Corp.	4,392	814,321
Civitas Resources, Inc.	6,618	486,820
ConocoPhillips	83,899	9,772,556
Coterra Energy, Inc.	53,325	1,520,829
Devon Energy Corp.	45,510	2,233,631
Diamondback Energy, Inc.	12,778	2,546,144
DT Midstream, Inc.	6,851	459,565
EOG Resources, Inc.	41,464	5,164,341
EQT Corp.	29,120	1,196,541
Exxon Mobil Corp.	321,220	37,666,257
Halliburton Co.	63,430	2,327,881
Hess Corp.	19,535	3,010,343
HF Sinclair Corp.	11,018	608,524
Kinder Morgan, Inc.	137,859	2,686,872
Magnolia Oil & Gas Corp., Class A	13,250	343,838
Marathon Oil Corp.	41,502	1,201,898
Marathon Petroleum Corp.	26,191	4,625,593
Matador Resources Co.	7,817	495,989
Murphy Oil Corp.	10,282	439,967
New Fortress Energy, Inc.	4,636	117,523
Noble Corp. PLC	7,809	362,806
NOV, Inc.	27,808	523,347
Occidental Petroleum Corp.	46,873	2,929,562
ONEOK, Inc.	41,457	3,358,017
Ovintiv, Inc.	17,864	923,033
Patterson-UTI Energy, Inc.	23,611	260,193
PBF Energy, Inc., Class A	7,771	360,030
Permian Resources Corp.	36,424	596,989
Phillips 66	30,603	4,348,992
Range Resources Corp.	17,140	632,637

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Schlumberger NV	101,435	4,654,852
SM Energy Co.	8,417	424,469
Southwestern Energy Co. *	77,983	587,212
Targa Resources Corp.	15,917	1,881,867
TechnipFMC PLC	31,167	816,264
Texas Pacific Land Corp.	1,323	812,732
Transocean Ltd. *	50,320	311,984
Valaris Ltd. *	4,568	353,563
Valero Energy Corp.	24,229	3,807,345
Weatherford International PLC *	5,196	625,287
Williams Cos., Inc.	86,571	3,593,562
		137,998,406

Equity Real Estate Investment Trusts (REITs) 2.3%
Agree Realty Corp.	7,132	433,340
Alexandria Real Estate Equities, Inc.	11,220	1,335,180
American Homes 4 Rent, Class A	22,789	821,316
American Tower Corp.	33,181	6,494,849
Americold Realty Trust, Inc.	18,841	502,490
Apartment Income REIT Corp.	10,554	408,968
AvalonBay Communities, Inc.	10,085	1,943,178
Boston Properties, Inc.	10,340	627,328
Brixmor Property Group, Inc.	21,242	478,157
Camden Property Trust	7,581	778,190
Crown Castle, Inc.	30,831	3,160,178
CubeSmart	16,186	684,830
Digital Realty Trust, Inc.	22,962	3,337,297
EastGroup Properties, Inc.	3,425	565,742
Equinix, Inc.	6,682	5,098,232
Equity LifeStyle Properties, Inc.	13,429	842,938
Equity Residential	24,482	1,592,064
Essex Property Trust, Inc.	4,565	1,185,941
Extra Space Storage, Inc.	14,995	2,170,826
Federal Realty Investment Trust	5,222	527,161
First Industrial Realty Trust, Inc.	9,341	440,148
Gaming & Leisure Properties, Inc.	19,009	853,504
Healthcare Realty Trust, Inc.	26,969	437,707
Healthpeak Properties, Inc.	50,249	999,955
Host Hotels & Resorts, Inc.	50,017	897,305
Invitation Homes, Inc.	40,931	1,423,990
Iron Mountain, Inc.	20,781	1,676,819
Kilroy Realty Corp.	7,474	250,603
Kimco Realty Corp.	47,107	911,992
Kite Realty Group Trust	15,403	337,634
Lamar Advertising Co., Class A	6,176	729,447
Medical Properties Trust, Inc. (a)	42,509	227,848
Mid-America Apartment Communities, Inc.	8,309	1,110,996
NET Lease Office Properties	1,060	25,164
NNN REIT, Inc.	12,985	542,383
Omega Healthcare Investors, Inc.	17,256	557,887
Prologis, Inc.	65,758	7,265,601
Public Storage	11,277	3,087,981
Rayonier, Inc.	9,603	288,282
Realty Income Corp.	59,185	3,140,356
Regency Centers Corp.	11,676	716,906
Rexford Industrial Realty, Inc.	14,917	676,635
Ryman Hospitality Properties, Inc.	4,186	439,823
SBA Communications Corp.	7,696	1,513,649
Simon Property Group, Inc.	23,156	3,503,734
STAG Industrial, Inc.	13,081	458,620
Sun Communities, Inc.	8,837	1,042,678
Terreno Realty Corp.	6,634	375,352
UDR, Inc.	21,793	841,646
Ventas, Inc.	28,588	1,436,833
VICI Properties, Inc.	73,793	2,118,597
Vornado Realty Trust	11,489	281,710
Welltower, Inc.	39,462	4,091,026
SECURITY	NUMBER OF SHARES	VALUE ($)
Weyerhaeuser Co.	51,879	1,557,926
WP Carey, Inc.	15,461	872,000
		78,120,942

Financial Services 7.7%
Affiliated Managers Group, Inc.	2,400	390,240
Affirm Holdings, Inc. *	16,781	491,180
AGNC Investment Corp.	49,261	472,413
Ally Financial, Inc.	19,173	747,172
American Express Co.	40,668	9,760,320
Ameriprise Financial, Inc.	7,116	3,106,917
Annaly Capital Management, Inc.	35,859	706,422
Apollo Global Management, Inc.	31,101	3,612,692
ARES Management Corp., Class A	11,957	1,676,013
Bank of New York Mellon Corp.	54,111	3,225,557
Berkshire Hathaway, Inc., Class B *	129,479	53,656,098
BlackRock, Inc.	9,943	7,676,294
Blackstone, Inc.	51,189	6,168,275
Block, Inc. *	39,404	2,525,008
Blue Owl Capital, Inc.	28,558	513,758
Capital One Financial Corp.	27,034	3,720,690
Carlyle Group, Inc.	15,404	661,756
Cboe Global Markets, Inc.	7,485	1,294,830
Charles Schwab Corp. (b)	105,141	7,704,732
CME Group, Inc.	25,654	5,207,249
Coinbase Global, Inc., Class A *	12,195	2,755,094
Corebridge Financial, Inc.	16,982	495,365
Corpay, Inc. *	5,121	1,370,738
Credit Acceptance Corp. *	447	219,401
Discover Financial Services	17,791	2,182,244
Enact Holdings, Inc.	1,947	59,792
Equitable Holdings, Inc.	22,446	931,285
Essent Group Ltd.	7,621	432,111
Evercore, Inc., Class A	2,520	511,409
FactSet Research Systems, Inc.	2,731	1,104,034
Fidelity National Information Services, Inc.	42,090	3,193,789
Fiserv, Inc. *	42,695	6,394,003
Franklin Resources, Inc.	21,459	506,432
Global Payments, Inc.	18,468	1,880,966
Goldman Sachs Group, Inc.	23,223	10,601,764
Houlihan Lokey, Inc.	3,729	504,720
Interactive Brokers Group, Inc., Class A	7,583	953,335
Intercontinental Exchange, Inc.	40,749	5,456,291
Invesco Ltd.	31,584	496,185
Jack Henry & Associates, Inc.	5,152	848,431
Janus Henderson Group PLC	9,572	320,662
Jefferies Financial Group, Inc.	12,247	569,731
KKR & Co., Inc.	47,281	4,862,378
LPL Financial Holdings, Inc.	5,313	1,520,634
MarketAxess Holdings, Inc.	2,727	542,482
Mastercard, Inc., Class A	58,717	26,250,609
MGIC Investment Corp.	19,364	406,644
Moody's Corp.	11,210	4,450,258
Morgan Stanley	89,100	8,717,544
Morningstar, Inc.	1,863	537,010
MSCI, Inc.	5,640	2,792,815
Nasdaq, Inc.	26,975	1,592,334
Northern Trust Corp.	14,511	1,222,407
OneMain Holdings, Inc.	8,586	421,744
PayPal Holdings, Inc. *	76,210	4,800,468
Raymond James Financial, Inc.	13,331	1,636,380
Remitly Global, Inc. *	9,492	123,349
Rithm Capital Corp.	34,297	384,469
Robinhood Markets, Inc., Class A *	36,559	764,083
S&P Global, Inc.	22,882	9,782,284
SEI Investments Co.	7,187	486,632
SoFi Technologies, Inc. *	69,409	478,922

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	20,918	406,646
State Street Corp.	21,541	1,628,284
Stifel Financial Corp.	7,313	591,987
Synchrony Financial	28,921	1,266,740
T Rowe Price Group, Inc.	15,945	1,878,799
Toast, Inc., Class A *	26,510	642,337
Tradeweb Markets, Inc., Class A	8,306	905,437
Visa, Inc., Class A	112,552	30,665,918
Voya Financial, Inc.	7,220	547,420
Western Union Co.	25,149	321,907
WEX, Inc. *	3,010	563,833
		266,298,152

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	125,483	5,803,589
Archer-Daniels-Midland Co.	37,869	2,364,540
Brown-Forman Corp., Class B	12,959	594,300
Bunge Global SA	10,275	1,105,487
Campbell Soup Co.	13,870	615,551
Celsius Holdings, Inc. *	10,608	848,428
Coca-Cola Co.	277,045	17,434,442
Coca-Cola Consolidated, Inc.	326	319,819
Conagra Brands, Inc.	33,787	1,009,556
Constellation Brands, Inc., Class A	11,470	2,870,138
Darling Ingredients, Inc. *	11,329	457,692
Flowers Foods, Inc.	13,677	317,580
General Mills, Inc.	40,449	2,780,869
Hershey Co.	10,634	2,103,724
Hormel Foods Corp.	20,482	634,532
Ingredion, Inc.	4,682	550,510
J M Smucker Co.	7,506	837,970
Kellanova	18,830	1,136,202
Keurig Dr Pepper, Inc.	74,383	2,547,618
Kraft Heinz Co.	56,869	2,011,456
Lamb Weston Holdings, Inc.	10,248	904,796
Lancaster Colony Corp.	1,447	268,418
McCormick & Co., Inc. - Non Voting Shares	17,825	1,287,321
Molson Coors Beverage Co., Class B	13,142	720,313
Mondelez International, Inc., Class A	95,806	6,565,585
Monster Beverage Corp. *	52,426	2,721,958
National Beverage Corp. *	1,596	73,735
PepsiCo, Inc.	97,859	16,919,821
Philip Morris International, Inc.	110,539	11,206,444
Pilgrim's Pride Corp. *	2,654	95,358
Post Holdings, Inc. *	3,573	380,775
Tyson Foods, Inc., Class A	20,501	1,173,682
WK Kellogg Co.	4,644	88,190
		88,750,399

Health Care Equipment & Services 4.8%
Abbott Laboratories	123,579	12,628,538
Acadia Healthcare Co., Inc. *	6,496	447,509
agilon health, Inc. *	21,434	135,034
Align Technology, Inc. *	5,053	1,299,682
Baxter International, Inc.	35,976	1,226,422
Becton Dickinson & Co.	20,577	4,773,247
Boston Scientific Corp. *	104,237	7,877,190
Cardinal Health, Inc.	17,310	1,718,364
Cencora, Inc.	11,772	2,667,182
Centene Corp. *	38,091	2,726,935
Chemed Corp.	1,072	594,285
Cigna Group	20,807	7,170,508
Cooper Cos., Inc.	14,166	1,335,995
CVS Health Corp.	89,561	5,337,836
DaVita, Inc. *	3,900	573,768
DENTSPLY SIRONA, Inc.	14,920	417,909
SECURITY	NUMBER OF SHARES	VALUE ($)
Dexcom, Inc. *	27,507	3,267,006
Edwards Lifesciences Corp. *	43,256	3,758,514
Elevance Health, Inc.	16,708	8,996,924
Encompass Health Corp.	7,156	618,207
Ensign Group, Inc.	4,041	489,931
Envista Holdings Corp. *	11,894	230,268
GE HealthCare Technologies, Inc.	30,064	2,344,992
Globus Medical, Inc., Class A *	8,155	547,282
Haemonetics Corp. *	3,627	304,958
HCA Healthcare, Inc.	14,075	4,781,981
HealthEquity, Inc. *	6,097	498,003
Henry Schein, Inc. *	9,300	644,862
Hologic, Inc. *	16,700	1,232,126
Humana, Inc.	8,700	3,115,644
IDEXX Laboratories, Inc. *	5,907	2,935,484
Inspire Medical Systems, Inc. *	2,142	340,128
Insulet Corp. *	4,950	877,091
Intuitive Surgical, Inc. *	25,095	10,091,201
Labcorp Holdings, Inc.	6,064	1,181,934
Lantheus Holdings, Inc. *	4,823	394,666
Masimo Corp. *	3,124	388,938
McKesson Corp.	9,354	5,327,945
Medtronic PLC	94,596	7,697,277
Molina Healthcare, Inc. *	4,130	1,299,215
Neogen Corp. *	13,761	180,957
Option Care Health, Inc. *	12,698	378,654
Penumbra, Inc. *	2,742	519,527
Quest Diagnostics, Inc.	7,902	1,121,847
QuidelOrtho Corp. *	3,419	151,086
R1 RCM, Inc. *	13,684	175,976
ResMed, Inc.	10,493	2,165,021
Shockwave Medical, Inc. *(c)	2,600	871,000
Solventum Corp. *	9,798	581,413
STERIS PLC	7,022	1,565,063
Stryker Corp.	24,049	8,202,873
Surgery Partners, Inc. *	5,226	144,238
Teleflex, Inc.	3,351	700,594
Tenet Healthcare Corp. *	7,243	979,398
UnitedHealth Group, Inc.	65,821	32,605,749
Universal Health Services, Inc., Class B	4,355	826,579
Veeva Systems, Inc., Class A *	10,417	1,815,162
Zimmer Biomet Holdings, Inc.	14,826	1,707,214
		166,987,332

Household & Personal Products 1.3%
BellRing Brands, Inc. *	9,220	536,327
Church & Dwight Co., Inc.	17,523	1,875,136
Clorox Co.	8,784	1,155,623
Colgate-Palmolive Co.	58,622	5,449,501
Coty, Inc., Class A *	26,342	272,903
elf Beauty, Inc. *	3,983	744,463
Estee Lauder Cos., Inc., Class A	16,568	2,043,829
Inter Parfums, Inc.	1,301	155,834
Kenvue, Inc.	136,161	2,627,907
Kimberly-Clark Corp.	23,985	3,197,201
Procter & Gamble Co.	167,456	27,553,210
Reynolds Consumer Products, Inc.	3,867	109,977
		45,721,911

Insurance 2.2%
Aflac, Inc.	37,367	3,358,172
Allstate Corp.	18,692	3,131,284
American Financial Group, Inc.	4,659	605,251
American International Group, Inc.	50,006	3,941,473
Aon PLC, Class A	14,267	4,018,158
Arch Capital Group Ltd. *	26,320	2,701,222
Arthur J Gallagher & Co.	15,423	3,907,109

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Assurant, Inc.	3,676	637,676
Axis Capital Holdings Ltd.	5,477	404,641
Brown & Brown, Inc.	16,810	1,504,663
Chubb Ltd.	28,829	7,807,470
Cincinnati Financial Corp.	11,150	1,311,017
CNA Financial Corp.	1,880	86,367
Erie Indemnity Co., Class A	1,760	637,877
Everest Group Ltd.	3,070	1,200,155
Fidelity National Financial, Inc.	18,337	923,451
First American Financial Corp.	7,333	407,568
Globe Life, Inc.	6,095	504,422
Hartford Financial Services Group, Inc.	21,190	2,192,105
Kinsale Capital Group, Inc.	1,553	595,762
Lincoln National Corp.	12,322	406,503
Loews Corp.	13,071	1,003,853
Markel Group, Inc. *	940	1,543,095
Marsh & McLennan Cos., Inc.	35,001	7,265,507
MetLife, Inc.	43,671	3,160,470
Old Republic International Corp.	18,687	593,873
Primerica, Inc.	2,476	559,304
Principal Financial Group, Inc.	15,655	1,284,336
Progressive Corp.	41,622	8,789,734
Prudential Financial, Inc.	25,667	3,089,023
Reinsurance Group of America, Inc.	4,707	987,529
RenaissanceRe Holdings Ltd.	3,736	851,285
RLI Corp.	2,864	418,087
Ryan Specialty Holdings, Inc.	7,359	408,645
Selective Insurance Group, Inc.	4,266	416,404
Travelers Cos., Inc.	16,202	3,494,771
Unum Group	13,069	703,896
W R Berkley Corp.	14,453	1,171,127
Willis Towers Watson PLC	7,314	1,867,191
		77,890,476

Materials 2.5%
Air Products & Chemicals, Inc.	15,833	4,222,661
Albemarle Corp.	8,404	1,030,246
Alcoa Corp.	12,601	557,846
Amcor PLC	102,958	1,047,083
AptarGroup, Inc.	4,663	688,679
Ashland, Inc.	3,612	361,814
ATI, Inc. *	9,092	557,703
Avery Dennison Corp.	5,740	1,306,367
Axalta Coating Systems Ltd. *	15,651	557,019
Balchem Corp.	2,298	352,973
Ball Corp.	22,314	1,549,261
Berry Global Group, Inc.	8,382	501,914
Celanese Corp.	7,124	1,083,133
CF Industries Holdings, Inc.	13,610	1,085,125
Chemours Co.	10,542	261,652
Cleveland-Cliffs, Inc. *	35,498	613,405
Commercial Metals Co.	8,249	464,584
Corteva, Inc.	50,052	2,799,909
Crown Holdings, Inc.	8,579	722,266
Dow, Inc.	50,068	2,885,419
DuPont de Nemours, Inc.	30,664	2,519,354
Eagle Materials, Inc.	2,442	567,496
Eastman Chemical Co.	8,408	851,983
Ecolab, Inc.	18,073	4,196,551
Element Solutions, Inc.	15,833	380,467
FMC Corp.	8,856	539,773
Freeport-McMoRan, Inc.	102,023	5,379,673
Graphic Packaging Holding Co.	21,827	618,141
Huntsman Corp.	11,504	285,299
International Flavors & Fragrances, Inc.	18,082	1,739,127
International Paper Co.	24,624	1,110,296
Linde PLC	34,493	15,022,391
Louisiana-Pacific Corp.	4,685	429,521
SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries NV, Class A	18,158	1,805,268
Martin Marietta Materials, Inc.	4,386	2,509,143
Mosaic Co.	23,172	716,710
NewMarket Corp.	505	270,210
Newmont Corp.	81,794	3,430,440
Nucor Corp.	17,514	2,957,239
Olin Corp.	8,551	459,702
Packaging Corp. of America	6,367	1,168,281
PPG Industries, Inc.	16,824	2,210,842
Reliance, Inc.	4,091	1,230,491
Royal Gold, Inc.	4,626	593,007
RPM International, Inc.	9,103	1,020,446
Sealed Air Corp.	10,275	399,389
Sherwin-Williams Co.	16,767	5,093,815
Silgan Holdings, Inc.	5,907	279,106
Sonoco Products Co.	6,927	425,110
Steel Dynamics, Inc.	10,792	1,444,725
Summit Materials, Inc., Class A *	8,487	327,938
U.S. Steel Corp.	15,845	607,656
Vulcan Materials Co.	9,435	2,413,190
Westlake Corp.	2,249	361,099
Westrock Co.	18,395	986,708
		86,999,646

Media & Entertainment 8.0%
Alphabet, Inc., Class A *	419,369	72,341,153
Alphabet, Inc., Class C *	351,107	61,078,574
Charter Communications, Inc., Class A *	7,027	2,017,592
Comcast Corp., Class A	282,061	11,290,902
Electronic Arts, Inc.	17,323	2,301,880
Endeavor Group Holdings, Inc., Class A	13,513	362,554
Fox Corp., Class A	25,605	881,580
IAC, Inc. *	5,131	255,473
Interpublic Group of Cos., Inc.	27,365	858,440
Liberty Broadband Corp., Class C *	8,205	443,808
Liberty Media Corp.-Liberty Formula One, Class C *	14,780	1,095,789
Liberty Media Corp.-Liberty SiriusXM, Class C *	10,695	242,349
Live Nation Entertainment, Inc. *	10,144	950,899
Match Group, Inc. *	19,231	589,046
Meta Platforms, Inc., Class A	156,564	73,088,772
Netflix, Inc. *	30,796	19,759,330
New York Times Co., Class A	11,706	599,347
News Corp., Class A	26,922	732,009
Nexstar Media Group, Inc.	2,335	386,886
Omnicom Group, Inc.	14,040	1,305,158
Paramount Global, Class B	33,948	404,321
Pinterest, Inc., Class A *	42,362	1,757,599
ROBLOX Corp., Class A *	35,311	1,187,156
Roku, Inc. *	8,917	511,836
Sirius XM Holdings, Inc. (a)	45,544	128,434
Snap, Inc., Class A *	73,521	1,104,285
Take-Two Interactive Software, Inc. *	11,320	1,815,275
TKO Group Holdings, Inc.	4,249	463,438
Trade Desk, Inc., Class A *	31,796	2,950,033
Walt Disney Co.	130,458	13,555,891
Warner Bros Discovery, Inc. *	157,448	1,297,372
Warner Music Group Corp., Class A	10,131	301,701
ZoomInfo Technologies, Inc. *	21,480	263,774
		276,322,656

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
10X Genomics, Inc., Class A *	7,540	169,047
AbbVie, Inc.	125,680	20,264,643
ACADIA Pharmaceuticals, Inc. *	8,335	125,859
Agilent Technologies, Inc.	20,817	2,714,745

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alkermes PLC *	11,630	272,142
Alnylam Pharmaceuticals, Inc. *	8,930	1,325,480
Amgen, Inc.	38,098	11,652,273
Apellis Pharmaceuticals, Inc. *	7,380	289,665
Avantor, Inc. *	47,853	1,152,300
Biogen, Inc. *	10,311	2,319,356
BioMarin Pharmaceutical, Inc. *	13,329	1,000,608
Bio-Rad Laboratories, Inc., Class A *	1,470	421,684
Bio-Techne Corp.	11,150	860,669
Bridgebio Pharma, Inc. *	9,115	255,311
Bristol-Myers Squibb Co.	144,735	5,947,161
Bruker Corp.	6,591	431,776
Catalent, Inc. *	12,790	687,974
Charles River Laboratories International, Inc. *	3,641	758,930
Danaher Corp.	46,832	12,026,458
Elanco Animal Health, Inc. *	35,008	618,941
Eli Lilly & Co.	56,747	46,551,834
Exact Sciences Corp. *	12,794	581,487
Exelixis, Inc. *	21,525	466,877
Gilead Sciences, Inc.	88,687	5,699,914
Halozyme Therapeutics, Inc. *	9,415	416,990
Illumina, Inc. *	11,273	1,175,548
Incyte Corp. *	13,200	762,828
Intra-Cellular Therapies, Inc. *	7,252	487,625
Ionis Pharmaceuticals, Inc. *	10,086	378,931
IQVIA Holdings, Inc. *	13,032	2,855,181
Jazz Pharmaceuticals PLC *	4,421	465,310
Johnson & Johnson	171,329	25,128,824
Medpace Holdings, Inc. *	1,654	639,006
Merck & Co., Inc.	180,364	22,642,897
Mettler-Toledo International, Inc. *	1,529	2,146,854
Moderna, Inc. *	23,573	3,360,331
Mural Oncology PLC *	1,163	3,908
Natera, Inc. *	8,012	853,518
Neurocrine Biosciences, Inc. *	7,075	958,026
Organon & Co.	18,176	387,694
Perrigo Co. PLC	9,569	263,435
Pfizer, Inc.	401,963	11,520,260
Regeneron Pharmaceuticals, Inc. *	7,515	7,365,902
Repligen Corp. *	3,657	545,222
Revvity, Inc.	8,739	954,823
Roivant Sciences Ltd. *	24,326	252,017
Royalty Pharma PLC, Class A	27,311	748,595
Sarepta Therapeutics, Inc. *	6,636	861,751
Sotera Health Co. *	8,830	98,719
Thermo Fisher Scientific, Inc.	27,489	15,613,202
United Therapeutics Corp. *	3,327	915,358
Vaxcyte, Inc. *	6,933	487,182
Vertex Pharmaceuticals, Inc. *	18,329	8,345,927
Viatris, Inc.	85,211	903,237
Waters Corp. *	4,224	1,304,794
West Pharmaceutical Services, Inc.	5,249	1,739,571
Zoetis, Inc.	32,728	5,549,360
		236,727,960

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	21,152	1,862,857
CoStar Group, Inc. *	29,127	2,276,857
Jones Lang LaSalle, Inc. *	3,381	683,199
Zillow Group, Inc., Class C *	11,311	463,185
		5,286,098

Semiconductors & Semiconductor Equipment 10.7%
Advanced Micro Devices, Inc. *	115,024	19,197,506
Allegro MicroSystems, Inc. *	5,010	151,001
Amkor Technology, Inc.	7,338	239,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Analog Devices, Inc.	35,270	8,270,462
Applied Materials, Inc.	59,215	12,735,962
Axcelis Technologies, Inc. *	2,311	259,964
Broadcom, Inc.	31,316	41,604,872
Cirrus Logic, Inc. *	3,761	431,387
Enphase Energy, Inc. *	9,619	1,230,270
Entegris, Inc.	10,745	1,357,631
First Solar, Inc. *	7,645	2,077,605
GLOBALFOUNDRIES, Inc. *	6,055	296,695
Intel Corp.	301,043	9,287,177
KLA Corp.	9,622	7,308,198
Lam Research Corp.	9,338	8,707,125
Lattice Semiconductor Corp. *	9,802	727,701
MACOM Technology Solutions Holdings, Inc. *	3,930	397,480
Marvell Technology, Inc.	61,556	4,235,668
Microchip Technology, Inc.	38,360	3,729,743
Micron Technology, Inc.	78,488	9,811,000
MKS Instruments, Inc.	4,521	572,313
Monolithic Power Systems, Inc.	3,423	2,518,062
NVIDIA Corp.	175,775	192,707,406
NXP Semiconductors NV	18,344	4,991,402
ON Semiconductor Corp. *	30,306	2,213,550
Onto Innovation, Inc. *	3,482	754,549
Power Integrations, Inc.	4,071	309,437
Qorvo, Inc. *	6,893	678,202
QUALCOMM, Inc.	79,407	16,202,998
Rambus, Inc. *	7,601	420,031
Skyworks Solutions, Inc.	11,376	1,054,100
SolarEdge Technologies, Inc. *	3,987	195,323
Teradyne, Inc.	10,836	1,527,226
Texas Instruments, Inc.	64,722	12,621,437
Universal Display Corp.	3,061	537,818
Wolfspeed, Inc. *	9,143	234,975
		369,595,422

Software & Services 11.4%
Accenture PLC, Class A	44,606	12,591,828
Adobe, Inc. *	32,151	14,299,479
Akamai Technologies, Inc. *	10,735	990,196
Amdocs Ltd.	8,527	673,633
ANSYS, Inc. *	6,193	1,965,968
AppLovin Corp., Class A *	12,922	1,052,885
Aspen Technology, Inc. *	1,955	411,821
Atlassian Corp., Class A *	11,198	1,756,518
Autodesk, Inc. *	15,183	3,060,893
Bentley Systems, Inc., Class B	16,275	817,656
Bill Holdings, Inc. *	6,880	358,104
Cadence Design Systems, Inc. *	19,368	5,545,252
CCC Intelligent Solutions Holdings, Inc. *	23,137	258,672
Cloudflare, Inc., Class A *	21,207	1,435,502
Cognizant Technology Solutions Corp., Class A	35,340	2,337,741
Confluent, Inc., Class A *	15,546	403,730
Crowdstrike Holdings, Inc., Class A *	16,201	5,081,768
Datadog, Inc., Class A *	21,526	2,371,735
DocuSign, Inc. *	14,420	789,351
Dolby Laboratories, Inc., Class A	4,240	343,482
DoubleVerify Holdings, Inc. *	10,092	183,674
Dropbox, Inc., Class A *	18,155	409,032
Dynatrace, Inc. *	16,973	776,175
Elastic NV *	5,871	610,877
EPAM Systems, Inc. *	4,105	730,403
Fair Isaac Corp. *	1,765	2,276,726
Five9, Inc. *	5,222	244,181
Fortinet, Inc. *	45,350	2,690,162
Gartner, Inc. *	5,548	2,328,329
Gen Digital, Inc.	40,229	998,886

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gitlab, Inc., Class A *	6,416	302,771
GoDaddy, Inc., Class A *	10,072	1,406,353
Guidewire Software, Inc. *	5,816	662,559
HubSpot, Inc. *	3,584	2,190,003
Informatica, Inc., Class A *	2,806	80,953
International Business Machines Corp.	65,133	10,867,441
Intuit, Inc.	19,923	11,484,414
Manhattan Associates, Inc. *	4,407	967,513
Microsoft Corp.	528,780	219,512,442
MongoDB, Inc. *	5,115	1,207,447
Nutanix, Inc., Class A *	17,216	952,303
Okta, Inc. *	11,245	997,207
Oracle Corp.	113,437	13,293,682
Palantir Technologies, Inc., Class A *	136,934	2,968,729
Palo Alto Networks, Inc. *	22,434	6,616,011
Procore Technologies, Inc. *	6,230	418,220
PTC, Inc. *	8,505	1,498,921
Qualys, Inc. *	2,643	371,659
Roper Technologies, Inc.	7,603	4,050,574
Salesforce, Inc.	68,845	16,140,022
Samsara, Inc., Class A *	12,221	414,658
ServiceNow, Inc. *	14,596	9,588,550
Smartsheet, Inc., Class A *	9,893	366,041
Snowflake, Inc., Class A *	23,408	3,187,701
SPS Commerce, Inc. *	2,601	489,222
Synopsys, Inc. *	10,852	6,085,802
Tenable Holdings, Inc. *	8,208	346,295
Teradata Corp. *	6,936	226,183
Twilio, Inc., Class A *	12,998	746,085
Tyler Technologies, Inc. *	2,979	1,430,992
UiPath, Inc., Class A *	28,934	354,731
Unity Software, Inc. *	16,984	310,298
VeriSign, Inc. *	6,228	1,085,665
Workday, Inc., Class A *	14,883	3,147,010
Workiva, Inc. *	3,470	267,086
Zoom Video Communications, Inc., Class A *	18,343	1,125,160
Zscaler, Inc. *	6,336	1,076,867
		394,032,229

Technology Hardware & Equipment 7.6%
Advanced Energy Industries, Inc.	2,691	289,094
Amphenol Corp., Class A	42,679	5,649,419
Apple, Inc.	1,032,972	198,588,867
Arista Networks, Inc. *	17,941	5,340,139
Arrow Electronics, Inc. *	3,859	506,725
Avnet, Inc.	6,524	356,210
Badger Meter, Inc.	2,123	409,654
CDW Corp.	9,548	2,135,124
Ciena Corp. *	10,482	504,918
Cisco Systems, Inc.	289,097	13,443,011
Cognex Corp.	12,387	563,856
Coherent Corp. *	9,504	542,298
Corning, Inc.	54,836	2,043,189
Dell Technologies, Inc., Class C	18,991	2,650,384
F5, Inc. *	4,184	706,970
Fabrinet *	2,554	611,760
Hewlett Packard Enterprise Co.	92,569	1,633,843
HP, Inc.	62,188	2,269,862
Insight Enterprises, Inc. *	1,956	382,398
IPG Photonics Corp. *	2,048	177,623
Jabil, Inc.	9,069	1,078,304
Juniper Networks, Inc.	22,680	808,996
Keysight Technologies, Inc. *	12,427	1,720,891
Littelfuse, Inc.	1,760	451,616
Motorola Solutions, Inc.	11,821	4,313,601
NetApp, Inc.	14,660	1,765,504
Novanta, Inc. *	2,535	411,076
SECURITY	NUMBER OF SHARES	VALUE ($)
Pure Storage, Inc., Class A *	21,251	1,281,223
Seagate Technology Holdings PLC	13,873	1,293,519
Super Micro Computer, Inc. *	3,593	2,818,744
TD SYNNEX Corp.	5,523	722,629
TE Connectivity Ltd.	21,914	3,280,526
Teledyne Technologies, Inc. *	3,359	1,333,355
Trimble, Inc. *	17,620	981,082
Ubiquiti, Inc.	295	42,232
Vontier Corp.	11,137	445,257
Western Digital Corp. *	23,011	1,732,498
Zebra Technologies Corp., Class A *	3,657	1,142,227
		264,428,624

Telecommunication Services 0.8%
AT&T, Inc.	508,443	9,263,831
GCI Liberty, Inc. *(c)	3,916	0
Iridium Communications, Inc.	8,596	258,826
Liberty Global Ltd., Class C *	13,610	232,323
T-Mobile U.S., Inc.	37,142	6,498,364
Verizon Communications, Inc.	299,228	12,313,232
		28,566,576

Transportation 1.6%
Alaska Air Group, Inc. *	8,997	378,054
American Airlines Group, Inc. *	46,646	536,429
Avis Budget Group, Inc.	1,315	149,555
CH Robinson Worldwide, Inc.	8,252	712,725
CSX Corp.	140,669	4,747,579
Delta Air Lines, Inc.	45,579	2,325,441
Expeditors International of Washington, Inc.	10,281	1,242,973
FedEx Corp.	16,356	4,153,770
GXO Logistics, Inc. *	8,435	423,690
Hertz Global Holdings, Inc. *	9,405	41,006
JB Hunt Transport Services, Inc.	5,829	937,012
Joby Aviation, Inc. *(a)	25,776	125,529
Kirby Corp. *	4,207	522,383
Knight-Swift Transportation Holdings, Inc.	11,364	548,313
Landstar System, Inc.	2,611	475,280
Lyft, Inc., Class A *	24,585	383,772
Norfolk Southern Corp.	16,106	3,620,629
Old Dominion Freight Line, Inc.	12,690	2,223,922
Ryder System, Inc.	3,149	382,509
Saia, Inc. *	1,884	771,460
Southwest Airlines Co.	42,434	1,138,928
Uber Technologies, Inc. *	146,536	9,460,364
U-Haul Holding Co., Non Voting Shares	6,964	423,342
Union Pacific Corp.	43,421	10,109,277
United Airlines Holdings, Inc. *	23,373	1,238,535
United Parcel Service, Inc., Class B	51,447	7,147,532
XPO, Inc. *	8,218	879,162
		55,099,171

Utilities 2.4%
AES Corp.	47,705	1,029,951
Alliant Energy Corp.	18,108	932,381
Ameren Corp.	18,660	1,369,084
American Electric Power Co., Inc.	37,470	3,381,667
American Water Works Co., Inc.	13,805	1,805,280
Atmos Energy Corp.	10,750	1,246,140
Avangrid, Inc.	4,931	177,565
CenterPoint Energy, Inc.	44,989	1,372,614
CMS Energy Corp.	21,013	1,322,348
Consolidated Edison, Inc.	24,496	2,316,097
Constellation Energy Corp.	22,759	4,944,393

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dominion Energy, Inc.	59,572	3,212,122
DTE Energy Co.	14,679	1,710,544
Duke Energy Corp.	54,890	5,684,957
Edison International	27,260	2,094,931
Entergy Corp.	15,009	1,688,362
Essential Utilities, Inc.	17,709	668,161
Evergy, Inc.	16,508	902,327
Eversource Energy	24,842	1,471,392
Exelon Corp.	71,014	2,666,576
FirstEnergy Corp.	36,774	1,480,521
IDACORP, Inc.	3,532	337,200
National Fuel Gas Co.	6,467	369,654
NextEra Energy, Inc.	146,112	11,691,882
NiSource, Inc.	29,376	853,667
NRG Energy, Inc.	16,183	1,310,823
OGE Energy Corp.	14,114	512,338
Ormat Technologies, Inc.	3,903	294,286
PG&E Corp.	151,933	2,816,838
Pinnacle West Capital Corp.	8,178	644,917
Portland General Electric Co.	7,242	322,704
PPL Corp.	52,549	1,541,262
Public Service Enterprise Group, Inc.	35,372	2,679,783
Sempra	44,841	3,454,102
Southern Co.	77,628	6,221,108
Southwest Gas Holdings, Inc.	4,227	327,973
UGI Corp.	14,745	375,408
Vistra Corp.	23,856	2,363,652
WEC Energy Group, Inc.	22,462	1,820,096
Xcel Energy, Inc.	39,149	2,170,812
		81,585,918
Total Common Stocks (Cost $2,395,718,744)		3,457,372,376

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	2,854,446	2,854,446
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	1,035,880	1,035,880
		3,890,326
Total Short-Term Investments (Cost $3,890,326)		3,890,326
Total Investments in Securities (Cost $2,399,609,070)		3,461,262,702

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	20	5,295,500	36,337

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,019,530.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$6,150,772	$698,096	($624,822 )	$170,061	$1,310,625	$7,704,732	105,141	$79,527

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$3,261,818,468	$—	$—	$3,261,818,468
Health Care Equipment & Services	166,116,332	—	871,000	166,987,332
Telecommunication Services	28,566,576	—	0 *	28,566,576
Short-Term Investments [1]	3,890,326	—	—	3,890,326
Futures Contracts [2]	36,337	—	—	36,337
Total	$3,460,428,039	$—	$871,000	$3,461,299,039

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.4%
Aptiv PLC *	245,117	20,408,441
Autoliv, Inc.	65,445	8,348,819
BorgWarner, Inc.	205,395	7,324,386
Ford Motor Co.	3,434,906	41,665,410
General Motors Co.	1,015,364	45,681,226
Gentex Corp.	202,933	7,102,655
Lear Corp.	51,017	6,394,981
Lucid Group, Inc. *(a)	769,215	2,184,571
Rivian Automotive, Inc., Class A *	591,294	6,456,930
Tesla, Inc. *	2,437,359	434,044,891
		579,612,310

Banks 3.3%
Bank of America Corp.	6,056,602	242,203,514
BOK Financial Corp.	24,791	2,246,561
Citigroup, Inc.	1,674,265	104,323,452
Citizens Financial Group, Inc.	408,654	14,421,400
Comerica, Inc.	114,797	5,882,198
Commerce Bancshares, Inc.	103,415	5,754,011
Cullen/Frost Bankers, Inc.	56,188	5,707,577
East West Bancorp, Inc.	123,501	9,162,539
Fifth Third Bancorp	601,688	22,515,165
First Citizens BancShares, Inc., Class A	10,430	17,714,625
First Horizon Corp.	485,486	7,690,098
Huntington Bancshares, Inc.	1,267,960	17,650,003
JPMorgan Chase & Co.	2,543,135	515,315,445
KeyCorp	822,849	11,824,340
M&T Bank Corp.	145,842	22,109,647
New York Community Bancorp, Inc.	628,708	2,068,449
PNC Financial Services Group, Inc.	350,123	55,105,859
Regions Financial Corp.	814,302	15,756,744
Truist Financial Corp.	1,173,049	44,282,600
U.S. Bancorp	1,370,673	55,580,790
Webster Financial Corp.	152,182	6,729,488
Wells Fargo & Co.	3,166,949	189,763,584
Western Alliance Bancorp	95,468	6,017,348
Zions Bancorp NA	132,466	5,721,207
		1,385,546,644

Capital Goods 6.2%
3M Co.	485,189	48,586,826
A O Smith Corp.	107,146	8,961,691
Acuity Brands, Inc.	26,864	6,974,163
Advanced Drainage Systems, Inc.	60,292	10,460,059
AECOM	120,633	10,536,086
AGCO Corp.	54,161	5,813,100
Allegion PLC	76,529	9,322,763
AMETEK, Inc.	202,592	34,355,551
Axon Enterprise, Inc. *	61,805	17,408,614
SECURITY	NUMBER OF SHARES	VALUE ($)
Boeing Co. *	504,228	89,555,935
Builders FirstSource, Inc. *	108,860	17,503,599
Carlisle Cos., Inc.	42,526	17,788,201
Carrier Global Corp.	736,323	46,528,250
Caterpillar, Inc.	447,948	151,639,357
CNH Industrial NV	848,044	8,955,345
Cummins, Inc.	119,981	33,802,247
Curtiss-Wright Corp.	33,837	9,569,780
Deere & Co.	228,986	85,814,793
Donaldson Co., Inc.	105,801	7,795,418
Dover Corp.	122,523	22,522,178
Eaton Corp. PLC	351,140	116,876,949
EMCOR Group, Inc.	41,253	16,033,391
Emerson Electric Co.	503,333	56,453,829
Fastenal Co.	502,368	33,146,241
Ferguson PLC	179,834	36,999,047
Fortive Corp.	309,194	23,016,401
Fortune Brands Innovations, Inc.	110,514	7,742,611
GE Vernova, Inc. *	239,776	42,176,598
Generac Holdings, Inc. *	54,497	8,022,503
General Dynamics Corp.	200,031	59,963,293
General Electric Co.	956,721	157,992,906
Graco, Inc.	149,341	12,059,286
HEICO Corp.	89,174	19,776,118
Honeywell International, Inc.	579,630	117,195,390
Howmet Aerospace, Inc.	344,176	29,134,498
Hubbell, Inc.	47,043	18,294,552
Huntington Ingalls Industries, Inc.	34,570	8,749,667
IDEX Corp.	66,861	13,949,879
Illinois Tool Works, Inc.	239,541	58,148,578
Ingersoll Rand, Inc.	355,783	33,105,608
ITT, Inc.	72,802	9,673,930
Johnson Controls International PLC	600,359	43,171,816
L3Harris Technologies, Inc.	166,770	37,494,899
Lennox International, Inc.	28,251	14,198,953
Lincoln Electric Holdings, Inc.	49,982	9,814,466
Lockheed Martin Corp.	189,207	88,991,620
Masco Corp.	193,689	13,542,735
Middleby Corp. *	46,758	6,027,574
Nordson Corp.	47,321	11,107,185
Northrop Grumman Corp.	124,213	55,991,494
nVent Electric PLC	144,831	11,786,347
Otis Worldwide Corp.	357,470	35,461,024
Owens Corning	78,509	14,215,625
PACCAR, Inc.	460,982	49,555,565
Parker-Hannifin Corp.	113,094	60,111,723
Pentair PLC	146,399	11,913,951
Plug Power, Inc. *(a)	474,759	1,580,948
Quanta Services, Inc.	127,781	35,259,889
Regal Rexnord Corp.	58,077	8,684,835
Rockwell Automation, Inc.	100,773	25,952,071
RTX Corp.	1,166,930	125,806,723
Sensata Technologies Holding PLC	134,139	5,542,624
Snap-on, Inc.	46,066	12,569,569
Stanley Black & Decker, Inc.	134,347	11,711,028
Textron, Inc.	171,822	15,053,325

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toro Co.	90,734	7,275,959
Trane Technologies PLC	199,956	65,477,592
TransDigm Group, Inc.	48,888	65,667,828
Trex Co., Inc. *	95,573	8,265,153
United Rentals, Inc.	59,154	39,598,279
Vertiv Holdings Co.	309,152	30,318,537
Watsco, Inc.	27,513	13,065,924
WESCO International, Inc.	38,610	6,930,109
Westinghouse Air Brake Technologies Corp.	157,980	26,734,955
WillScot Mobile Mini Holdings Corp. *	167,817	6,617,024
Woodward, Inc.	52,785	9,844,403
WW Grainger, Inc.	38,822	35,772,920
Xylem, Inc.	212,013	29,898,073
		2,573,417,976

Commercial & Professional Services 1.4%
Automatic Data Processing, Inc.	361,506	88,540,050
Booz Allen Hamilton Holding Corp., Class A	114,076	17,363,508
Broadridge Financial Solutions, Inc.	103,218	20,723,078
CACI International, Inc., Class A *	19,626	8,330,844
Cintas Corp.	75,782	51,377,923
Clean Harbors, Inc. *	44,689	9,679,190
Copart, Inc. *	767,161	40,705,563
Dayforce, Inc. *	136,226	6,737,738
Equifax, Inc.	108,101	25,013,490
Genpact Ltd.	142,418	4,708,339
Jacobs Solutions, Inc.	110,897	15,452,388
KBR, Inc.	120,183	7,891,216
Leidos Holdings, Inc.	120,460	17,713,643
Paychex, Inc.	281,018	33,767,123
Paycom Software, Inc.	42,090	6,116,519
Paylocity Holding Corp. *	37,878	5,385,115
RB Global, Inc.	161,649	11,748,649
Republic Services, Inc.	179,701	33,278,828
Robert Half, Inc.	90,979	5,843,581
Rollins, Inc.	248,459	11,352,092
SS&C Technologies Holdings, Inc.	189,495	11,758,165
Tetra Tech, Inc.	47,434	9,936,949
TransUnion	171,258	12,316,875
Veralto Corp.	193,033	19,029,193
Verisk Analytics, Inc.	127,673	32,273,181
Waste Management, Inc.	322,444	67,948,624
		574,991,864

Consumer Discretionary Distribution & Retail 5.5%
Amazon.com, Inc. *	8,040,988	1,418,751,923
AutoZone, Inc. *	15,238	42,208,346
Bath & Body Works, Inc.	199,459	10,359,900
Best Buy Co., Inc.	167,426	14,201,073
Burlington Stores, Inc. *	56,040	13,452,402
CarMax, Inc. *	137,827	9,683,725
Dick's Sporting Goods, Inc.	50,894	11,585,510
eBay, Inc.	457,808	24,822,350
Etsy, Inc. *	104,629	6,640,803
Five Below, Inc. *	48,318	6,674,165
Floor & Decor Holdings, Inc., Class A *	94,495	11,042,686
GameStop Corp., Class A *(a)	233,305	5,398,678
Genuine Parts Co.	123,132	17,748,246
Home Depot, Inc.	875,542	293,192,749
Lithia Motors, Inc.	23,967	6,067,006
LKQ Corp.	233,383	10,042,470
Lowe's Cos., Inc.	505,472	111,855,899
O'Reilly Automotive, Inc. *	51,929	50,021,128
SECURITY	NUMBER OF SHARES	VALUE ($)
Penske Automotive Group, Inc.	17,246	2,623,117
Pool Corp.	34,316	12,475,582
RH *	13,705	3,726,801
Ross Stores, Inc.	295,462	41,293,769
TJX Cos., Inc.	1,002,809	103,389,608
Tractor Supply Co.	94,964	27,092,280
Ulta Beauty, Inc. *	42,622	16,839,526
Wayfair, Inc., Class A *	81,273	4,834,931
Williams-Sonoma, Inc.	56,782	16,649,618
		2,292,674,291

Consumer Durables & Apparel 0.9%
Deckers Outdoor Corp. *	22,551	24,668,990
DR Horton, Inc.	262,514	38,799,569
Garmin Ltd.	135,132	22,141,378
Hasbro, Inc.	114,025	6,816,415
Lennar Corp., Class A	228,149	36,583,692
Lululemon Athletica, Inc. *	101,043	31,524,406
Mohawk Industries, Inc. *	46,184	5,631,215
NIKE, Inc., Class B	1,071,009	101,799,405
NVR, Inc. *	2,802	21,521,405
Polaris, Inc.	46,347	3,874,609
PulteGroup, Inc.	186,231	21,848,621
Tapestry, Inc.	203,316	8,842,213
Tempur Sealy International, Inc.	150,486	7,728,961
Toll Brothers, Inc.	91,379	11,115,342
TopBuild Corp. *	27,992	11,699,256
VF Corp.	290,159	3,853,312
Whirlpool Corp.	47,421	4,411,576
		362,860,365

Consumer Services 2.0%
ADT, Inc.	236,469	1,681,295
Airbnb, Inc., Class A *	382,881	55,490,943
Aramark	230,113	7,398,133
Booking Holdings, Inc.	30,680	115,858,418
Caesars Entertainment, Inc. *	189,027	6,721,800
Carnival Corp. *	891,428	13,442,734
Chipotle Mexican Grill, Inc. *	24,089	75,387,007
Churchill Downs, Inc.	59,629	7,721,956
Darden Restaurants, Inc.	104,455	15,708,987
Domino's Pizza, Inc.	30,719	15,623,069
DoorDash, Inc., Class A *	267,803	29,487,788
DraftKings, Inc., Class A *	410,208	14,410,607
Expedia Group, Inc. *	114,661	12,940,640
Hilton Worldwide Holdings, Inc.	221,603	44,453,562
Las Vegas Sands Corp.	327,384	14,742,102
Marriott International, Inc., Class A	217,387	50,253,353
McDonald's Corp.	638,160	165,213,242
MGM Resorts International *	238,711	9,589,021
Norwegian Cruise Line Holdings Ltd. *	374,330	6,213,878
Royal Caribbean Cruises Ltd. *	208,091	30,730,879
Service Corp. International	128,893	9,236,472
Starbucks Corp.	996,486	79,938,107
Vail Resorts, Inc.	33,375	6,298,530
Wyndham Hotels & Resorts, Inc.	72,677	5,142,625
Wynn Resorts Ltd.	83,201	7,894,111
Yum! Brands, Inc.	246,986	33,943,286
		835,522,545

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	354,235	7,311,410
BJ's Wholesale Club Holdings, Inc. *	116,561	10,265,527
Casey's General Stores, Inc.	32,757	10,868,118
Costco Wholesale Corp.	390,381	316,165,668

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dollar General Corp.	193,018	26,426,094
Dollar Tree, Inc. *	181,330	21,387,874
Kroger Co.	582,634	30,512,543
Performance Food Group Co. *	137,730	9,586,008
Sysco Corp.	437,801	31,880,669
Target Corp.	406,106	63,417,513
U.S. Foods Holding Corp. *	198,404	10,481,683
Walgreens Boots Alliance, Inc.	626,461	10,161,197
Walmart, Inc.	3,765,550	247,622,568
		796,086,872

Energy 3.9%
Antero Resources Corp. *	246,704	8,790,064
APA Corp.	316,735	9,669,920
Baker Hughes Co.	880,455	29,477,633
Cheniere Energy, Inc.	209,393	33,040,121
Chesapeake Energy Corp.	97,584	8,873,313
Chevron Corp.	1,525,509	247,590,111
ConocoPhillips	1,035,872	120,658,371
Coterra Energy, Inc.	660,161	18,827,792
Devon Energy Corp.	562,238	27,594,641
Diamondback Energy, Inc.	157,496	31,382,653
EOG Resources, Inc.	513,426	63,947,208
EQT Corp.	359,617	14,776,663
Exxon Mobil Corp.	3,971,303	465,674,990
Halliburton Co.	783,491	28,754,120
Hess Corp.	242,047	37,299,443
HF Sinclair Corp.	135,941	7,508,021
Kinder Morgan, Inc.	1,698,577	33,105,266
Marathon Oil Corp.	513,242	14,863,488
Marathon Petroleum Corp.	323,687	57,166,361
New Fortress Energy, Inc.	56,284	1,426,799
NOV, Inc.	349,509	6,577,759
Occidental Petroleum Corp.	578,933	36,183,313
ONEOK, Inc.	512,027	41,474,187
Ovintiv, Inc.	220,524	11,394,475
Phillips 66	378,892	53,844,342
Range Resources Corp.	215,229	7,944,102
Schlumberger NV	1,257,689	57,715,348
Targa Resources Corp.	195,323	23,093,038
TechnipFMC PLC	386,805	10,130,423
Texas Pacific Land Corp.	16,388	10,067,312
Valero Energy Corp.	300,176	47,169,657
Williams Cos., Inc.	1,070,946	44,454,968
		1,610,475,902

Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	137,930	16,413,670
American Homes 4 Rent, Class A	280,961	10,125,834
American Tower Corp.	410,145	80,281,782
Americold Realty Trust, Inc.	233,352	6,223,498
Apartment Income REIT Corp.	125,054	4,845,843
AvalonBay Communities, Inc.	125,124	24,108,892
Boston Properties, Inc.	127,095	7,710,854
Camden Property Trust	94,935	9,745,078
Crown Castle, Inc.	382,469	39,203,073
CubeSmart	199,628	8,446,261
Digital Realty Trust, Inc.	283,824	41,250,980
EastGroup Properties, Inc.	41,899	6,920,877
Equinix, Inc.	82,550	62,983,999
Equity LifeStyle Properties, Inc.	165,747	10,403,939
Equity Residential	304,371	19,793,246
Essex Property Trust, Inc.	56,600	14,704,114
Extra Space Storage, Inc.	185,483	26,852,374
Federal Realty Investment Trust	63,656	6,426,073
Gaming & Leisure Properties, Inc.	234,616	10,534,258
Healthcare Realty Trust, Inc.	335,846	5,450,781
SECURITY	NUMBER OF SHARES	VALUE ($)
Healthpeak Properties, Inc.	620,652	12,350,975
Host Hotels & Resorts, Inc.	620,462	11,131,088
Invitation Homes, Inc.	504,320	17,545,293
Iron Mountain, Inc.	255,992	20,655,994
Kimco Realty Corp.	581,597	11,259,718
Lamar Advertising Co., Class A	76,597	9,046,872
Mid-America Apartment Communities, Inc.	102,088	13,650,186
NNN REIT, Inc.	162,344	6,781,109
Omega Healthcare Investors, Inc.	212,739	6,877,852
Prologis, Inc.	812,917	89,819,199
Public Storage	139,439	38,182,581
Realty Income Corp.	731,374	38,806,704
Regency Centers Corp.	143,734	8,825,268
Rexford Industrial Realty, Inc.	184,882	8,386,248
SBA Communications Corp.	94,606	18,607,108
Simon Property Group, Inc.	287,425	43,490,277
Sun Communities, Inc.	109,249	12,890,290
UDR, Inc.	263,867	10,190,544
Ventas, Inc.	354,121	17,798,121
VICI Properties, Inc.	913,347	26,222,192
Welltower, Inc.	487,526	50,541,820
Weyerhaeuser Co.	642,711	19,300,611
WP Carey, Inc.	191,700	10,811,880
		915,597,356

Financial Services 7.7%
AGNC Investment Corp. (a)	610,501	5,854,705
Ally Financial, Inc.	239,348	9,327,392
American Express Co.	502,724	120,653,760
Ameriprise Financial, Inc.	87,900	38,378,019
Annaly Capital Management, Inc.	443,124	8,729,543
Apollo Global Management, Inc.	385,004	44,722,065
ARES Management Corp., Class A	149,177	20,910,140
Bank of New York Mellon Corp.	666,917	39,754,922
Berkshire Hathaway, Inc., Class B *	1,600,487	663,241,813
BlackRock, Inc.	122,962	94,930,353
Blackstone, Inc.	632,978	76,273,849
Block, Inc. *	486,826	31,195,810
Capital One Financial Corp.	334,682	46,062,284
Carlyle Group, Inc.	191,274	8,217,131
Cboe Global Markets, Inc.	93,147	16,113,500
Charles Schwab Corp. (b)	1,300,106	95,271,768
CME Group, Inc.	316,515	64,246,215
Coinbase Global, Inc., Class A *	150,227	33,939,284
Corebridge Financial, Inc.	209,541	6,112,311
Corpay, Inc. *	63,655	17,038,534
Credit Acceptance Corp. *	5,469	2,684,349
Discover Financial Services	219,384	26,909,641
Equitable Holdings, Inc.	277,889	11,529,615
FactSet Research Systems, Inc.	33,392	13,499,050
Fidelity National Information Services, Inc.	521,709	39,587,279
Fiserv, Inc. *	528,126	79,092,150
Franklin Resources, Inc.	264,896	6,251,546
Global Payments, Inc.	228,201	23,242,272
Goldman Sachs Group, Inc.	287,070	131,053,196
Interactive Brokers Group, Inc., Class A	94,637	11,897,764
Intercontinental Exchange, Inc.	504,059	67,493,500
Invesco Ltd.	400,934	6,298,673
Jack Henry & Associates, Inc.	63,624	10,477,600
Jefferies Financial Group, Inc.	147,023	6,839,510
KKR & Co., Inc.	584,165	60,075,529
LPL Financial Holdings, Inc.	65,657	18,791,690
MarketAxess Holdings, Inc.	33,289	6,622,181
Mastercard, Inc., Class A	725,761	324,465,970
Moody's Corp.	138,373	54,932,697

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	1,101,749	107,795,122
Morningstar, Inc.	23,042	6,641,856
MSCI, Inc.	69,546	34,437,788
Nasdaq, Inc.	333,269	19,672,869
Northern Trust Corp.	180,199	15,179,964
PayPal Holdings, Inc. *	942,596	59,374,122
Raymond James Financial, Inc.	166,238	20,405,714
Robinhood Markets, Inc., Class A *	451,726	9,441,073
S&P Global, Inc.	282,551	120,793,378
SEI Investments Co.	86,213	5,837,482
SoFi Technologies, Inc. *	846,616	5,841,650
Starwood Property Trust, Inc.	257,294	5,001,795
State Street Corp.	265,331	20,056,370
Synchrony Financial	356,094	15,596,917
T Rowe Price Group, Inc.	197,359	23,254,811
Toast, Inc., Class A *	327,848	7,943,757
Tradeweb Markets, Inc., Class A	101,285	11,041,078
Visa, Inc., Class A	1,391,341	379,084,769
Voya Financial, Inc.	91,862	6,964,977
WEX, Inc. *	37,561	7,035,926
		3,224,119,028

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	1,550,783	71,723,714
Archer-Daniels-Midland Co.	470,267	29,363,472
Brown-Forman Corp., Class B	207,864	9,532,643
Bunge Global SA	126,778	13,640,045
Campbell Soup Co.	170,808	7,580,459
Celsius Holdings, Inc. *	130,607	10,445,948
Coca-Cola Co.	3,423,614	215,448,029
Conagra Brands, Inc.	417,442	12,473,167
Constellation Brands, Inc., Class A	141,583	35,428,314
Darling Ingredients, Inc. *	141,036	5,697,854
General Mills, Inc.	500,252	34,392,325
Hershey Co.	132,160	26,145,213
Hormel Foods Corp.	252,460	7,821,211
J M Smucker Co.	94,238	10,520,730
Kellanova	232,953	14,056,384
Keurig Dr Pepper, Inc.	913,151	31,275,422
Kraft Heinz Co.	701,289	24,804,592
Lamb Weston Holdings, Inc.	126,012	11,125,599
McCormick & Co., Inc. - Non Voting Shares	222,178	16,045,695
Molson Coors Beverage Co., Class B	163,892	8,982,921
Mondelez International, Inc., Class A	1,184,294	81,159,668
Monster Beverage Corp. *	651,554	33,828,684
PepsiCo, Inc.	1,209,087	209,051,142
Philip Morris International, Inc.	1,365,243	138,408,335
Post Holdings, Inc. *	44,756	4,769,647
Tyson Foods, Inc., Class A	250,789	14,357,670
		1,078,078,883

Health Care Equipment & Services 4.8%
Abbott Laboratories	1,528,223	156,169,108
agilon health, Inc. *	264,200	1,664,460
Align Technology, Inc. *	62,301	16,024,440
Baxter International, Inc.	447,578	15,257,934
Becton Dickinson & Co.	254,162	58,957,959
Boston Scientific Corp. *	1,288,683	97,385,774
Cardinal Health, Inc.	213,129	21,157,316
Cencora, Inc.	146,088	33,099,158
Centene Corp. *	469,637	33,621,313
Chemed Corp.	13,362	7,407,492
Cigna Group	257,211	88,640,055
Cooper Cos., Inc.	174,464	16,453,700
CVS Health Corp.	1,106,849	65,968,200
DaVita, Inc. *	47,913	7,048,961
SECURITY	NUMBER OF SHARES	VALUE ($)
DENTSPLY SIRONA, Inc.	185,029	5,182,662
Dexcom, Inc. *	339,289	40,297,355
Edwards Lifesciences Corp. *	533,542	46,359,464
Elevance Health, Inc.	206,867	111,393,742
Encompass Health Corp.	87,186	7,531,999
GE HealthCare Technologies, Inc.	371,492	28,976,376
HCA Healthcare, Inc.	174,322	59,225,900
Henry Schein, Inc. *	114,990	7,973,407
Hologic, Inc. *	206,381	15,226,790
Humana, Inc.	107,512	38,502,198
IDEXX Laboratories, Inc. *	72,882	36,218,710
Insulet Corp. *	61,023	10,812,665
Intuitive Surgical, Inc. *	309,833	124,590,046
Labcorp Holdings, Inc.	74,902	14,599,149
Masimo Corp. *	39,351	4,899,200
McKesson Corp.	115,600	65,844,604
Medtronic PLC	1,169,805	95,187,033
Molina Healthcare, Inc. *	51,245	16,120,652
Penumbra, Inc. *	34,039	6,449,369
Quest Diagnostics, Inc.	98,124	13,930,664
R1 RCM, Inc. *	168,785	2,170,575
ResMed, Inc.	129,798	26,781,221
Shockwave Medical, Inc. *(c)	32,672	10,945,120
Solventum Corp. *	121,297	7,197,764
STERIS PLC	86,898	19,367,826
Stryker Corp.	297,413	101,444,600
Teleflex, Inc.	41,050	8,582,324
UnitedHealth Group, Inc.	813,597	403,031,546
Universal Health Services, Inc., Class B	53,916	10,233,257
Veeva Systems, Inc., Class A *	128,677	22,421,967
Zimmer Biomet Holdings, Inc.	183,496	21,129,564
		2,001,483,619

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	217,379	23,261,727
Clorox Co.	108,703	14,300,967
Colgate-Palmolive Co.	724,694	67,367,554
Coty, Inc., Class A *	327,275	3,390,569
Estee Lauder Cos., Inc., Class A	204,919	25,278,808
Kenvue, Inc.	1,683,466	32,490,894
Kimberly-Clark Corp.	296,622	39,539,712
Procter & Gamble Co.	2,069,857	340,574,271
Reynolds Consumer Products, Inc.	47,327	1,345,980
		547,550,482

Insurance 2.2%
Aflac, Inc.	462,984	41,608,372
Allstate Corp.	230,697	38,646,361
American Financial Group, Inc.	57,355	7,450,988
American International Group, Inc.	618,539	48,753,244
Aon PLC, Class A	176,294	49,651,442
Arch Capital Group Ltd. *	326,730	33,532,300
Arthur J Gallagher & Co.	190,611	48,287,485
Assurant, Inc.	45,374	7,871,028
Brown & Brown, Inc.	208,894	18,698,102
Chubb Ltd.	356,355	96,508,061
Cincinnati Financial Corp.	138,159	16,244,735
CNA Financial Corp.	24,037	1,104,260
Erie Indemnity Co., Class A	22,073	7,999,917
Everest Group Ltd.	38,392	15,008,585
Fidelity National Financial, Inc.	226,377	11,400,346
Globe Life, Inc.	74,672	6,179,855
Hartford Financial Services Group, Inc.	262,762	27,182,729
Kinsale Capital Group, Inc.	19,295	7,401,948
Loews Corp.	161,071	12,370,253

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Markel Group, Inc. *	11,516	18,904,550
Marsh & McLennan Cos., Inc.	433,227	89,929,261
MetLife, Inc.	539,989	39,079,004
Old Republic International Corp.	231,212	7,347,917
Principal Financial Group, Inc.	191,840	15,738,554
Progressive Corp.	514,614	108,676,185
Prudential Financial, Inc.	318,368	38,315,589
Reinsurance Group of America, Inc.	58,139	12,197,562
RenaissanceRe Holdings Ltd.	46,626	10,624,200
Travelers Cos., Inc.	200,389	43,223,907
Unum Group	160,757	8,658,372
W R Berkley Corp.	178,949	14,500,237
Willis Towers Watson PLC	90,013	22,979,419
		926,074,768

Materials 2.4%
Air Products & Chemicals, Inc.	195,500	52,139,850
Albemarle Corp.	102,914	12,616,227
Alcoa Corp.	155,702	6,892,928
Amcor PLC	1,270,573	12,921,727
AptarGroup, Inc.	58,491	8,638,536
Avery Dennison Corp.	70,833	16,120,883
Axalta Coating Systems Ltd. *	194,263	6,913,820
Ball Corp.	277,175	19,244,260
Berry Global Group, Inc.	101,209	6,060,395
Celanese Corp.	88,250	13,417,530
CF Industries Holdings, Inc.	167,985	13,393,444
Cleveland-Cliffs, Inc. *	439,083	7,587,354
Corteva, Inc.	616,273	34,474,312
Crown Holdings, Inc.	104,437	8,792,551
Dow, Inc.	617,760	35,601,509
DuPont de Nemours, Inc.	378,959	31,135,271
Eastman Chemical Co.	103,437	10,481,271
Ecolab, Inc.	223,611	51,922,474
FMC Corp.	109,252	6,658,909
Freeport-McMoRan, Inc.	1,259,899	66,434,474
International Flavors & Fragrances, Inc.	225,799	21,717,348
International Paper Co.	303,970	13,706,007
Linde PLC	426,508	185,752,764
LyondellBasell Industries NV, Class A	224,301	22,300,005
Martin Marietta Materials, Inc.	54,309	31,069,093
Mosaic Co.	286,178	8,851,486
Newmont Corp.	1,015,859	42,605,126
Nucor Corp.	216,202	36,505,708
Packaging Corp. of America	78,475	14,399,378
PPG Industries, Inc.	206,773	27,172,040
Reliance, Inc.	50,752	15,265,187
Royal Gold, Inc.	57,331	7,349,261
RPM International, Inc.	114,441	12,828,836
Sealed Air Corp.	125,659	4,884,365
Sherwin-Williams Co.	207,203	62,948,271
Sonoco Products Co.	88,094	5,406,329
Steel Dynamics, Inc.	134,604	18,019,438
Vulcan Materials Co.	116,580	29,817,667
Westlake Corp.	27,967	4,490,382
Westrock Co.	224,813	12,058,969
		998,595,385

Media & Entertainment 8.1%
Alphabet, Inc., Class A *	5,183,923	894,226,717
Alphabet, Inc., Class C *	4,340,082	755,000,665
Charter Communications, Inc., Class A *	86,625	24,871,770
Comcast Corp., Class A	3,484,343	139,478,250
Electronic Arts, Inc.	214,286	28,474,324
Fox Corp., Class A	316,180	10,886,077
SECURITY	NUMBER OF SHARES	VALUE ($)
Interpublic Group of Cos., Inc.	335,187	10,514,816
Liberty Broadband Corp., Class C *	114,929	6,216,510
Liberty Media Corp.-Liberty Formula One, Class C *	201,450	14,935,503
Liberty Media Corp.-Liberty SiriusXM, Class C *	196,080	4,443,173
Live Nation Entertainment, Inc. *	124,084	11,631,634
Match Group, Inc. *	237,405	7,271,715
Meta Platforms, Inc., Class A	1,935,294	903,453,298
Netflix, Inc. *	380,805	244,332,104
News Corp., Class A	439,819	11,958,679
Omnicom Group, Inc.	174,936	16,262,051
Paramount Global, Class B	440,815	5,250,107
Pinterest, Inc., Class A *	523,574	21,723,085
ROBLOX Corp., Class A *	434,870	14,620,329
Roku, Inc. *	110,583	6,347,464
Sirius XM Holdings, Inc. (a)	567,034	1,599,036
Snap, Inc., Class A *	913,100	13,714,762
Take-Two Interactive Software, Inc. *	140,150	22,474,454
Trade Desk, Inc., Class A *	393,276	36,488,147
Walt Disney Co.	1,614,211	167,732,665
Warner Bros Discovery, Inc. *	1,965,154	16,192,869
ZoomInfo Technologies, Inc. *	263,056	3,230,328
		3,393,330,532

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	1,552,710	250,358,960
Agilent Technologies, Inc.	258,470	33,707,073
Alnylam Pharmaceuticals, Inc. *	110,257	16,365,446
Amgen, Inc.	470,417	143,877,039
Avantor, Inc. *	594,899	14,325,168
Biogen, Inc. *	127,565	28,694,471
BioMarin Pharmaceutical, Inc. *	167,247	12,555,232
Bio-Rad Laboratories, Inc., Class A *	18,682	5,359,119
Bio-Techne Corp.	137,594	10,620,881
Bristol-Myers Squibb Co.	1,791,187	73,599,874
Bruker Corp.	81,262	5,323,474
Catalent, Inc. *	158,671	8,534,913
Charles River Laboratories International, Inc. *	44,769	9,331,650
Danaher Corp.	578,172	148,474,570
Elanco Animal Health, Inc. *	437,894	7,741,966
Eli Lilly & Co.	701,448	575,425,852
Exact Sciences Corp. *	158,839	7,219,233
Gilead Sciences, Inc.	1,096,881	70,496,542
Illumina, Inc. *	139,420	14,538,718
Incyte Corp. *	163,671	9,458,547
IQVIA Holdings, Inc. *	160,364	35,134,149
Jazz Pharmaceuticals PLC *	54,783	5,765,911
Johnson & Johnson	2,117,811	310,619,339
Medpace Holdings, Inc. *	20,616	7,964,785
Merck & Co., Inc.	2,229,599	279,903,858
Mettler-Toledo International, Inc. *	18,891	26,524,664
Moderna, Inc. *	291,864	41,605,213
Neurocrine Biosciences, Inc. *	87,282	11,818,856
Organon & Co.	222,525	4,746,458
Pfizer, Inc.	4,965,336	142,306,530
Regeneron Pharmaceuticals, Inc. *	92,893	91,050,003
Repligen Corp. *	45,799	6,828,173
Revvity, Inc.	108,589	11,864,434
Roivant Sciences Ltd. *	295,762	3,064,094
Royalty Pharma PLC, Class A	336,731	9,229,797
Sarepta Therapeutics, Inc. *	81,637	10,601,381
Thermo Fisher Scientific, Inc.	339,864	193,035,955
United Therapeutics Corp. *	41,052	11,294,637
Vertex Pharmaceuticals, Inc. *	226,748	103,247,434
Viatris, Inc.	1,047,819	11,106,881
Waters Corp. *	51,906	16,033,763

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	65,100	21,574,791
Zoetis, Inc.	404,028	68,506,988
		2,869,836,822

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	262,053	23,079,008
CoStar Group, Inc. *	359,174	28,076,631
Jones Lang LaSalle, Inc. *	41,497	8,385,299
Zillow Group, Inc., Class C *	184,479	7,554,415
		67,095,353

Semiconductors & Semiconductor Equipment 10.9%
Advanced Micro Devices, Inc. *	1,421,280	237,211,632
Analog Devices, Inc.	436,045	102,248,192
Applied Materials, Inc.	732,287	157,500,288
Broadcom, Inc.	387,064	514,233,877
Enphase Energy, Inc. *	120,024	15,351,070
Entegris, Inc.	132,183	16,701,322
First Solar, Inc. *	94,121	25,578,323
Intel Corp.	3,719,045	114,732,538
KLA Corp.	118,925	90,327,105
Lam Research Corp.	115,302	107,512,197
Lattice Semiconductor Corp. *	121,488	9,019,269
Marvell Technology, Inc.	760,154	52,306,197
Microchip Technology, Inc.	476,229	46,303,746
Micron Technology, Inc.	970,429	121,303,625
Monolithic Power Systems, Inc.	42,376	31,173,057
NVIDIA Corp.	2,172,773	2,382,076,223
NXP Semiconductors NV	226,371	61,595,549
ON Semiconductor Corp. *	376,107	27,470,855
Qorvo, Inc. *	85,440	8,406,442
QUALCOMM, Inc.	982,115	200,400,566
Skyworks Solutions, Inc.	140,813	13,047,732
SolarEdge Technologies, Inc. *	49,016	2,401,294
Teradyne, Inc.	134,201	18,914,289
Texas Instruments, Inc.	800,247	156,056,167
Universal Display Corp.	37,843	6,649,015
Wolfspeed, Inc. *	108,190	2,780,483
		4,521,301,053

Software & Services 11.5%
Accenture PLC, Class A	551,762	155,756,895
Adobe, Inc. *	397,582	176,828,570
Akamai Technologies, Inc. *	133,786	12,340,421
ANSYS, Inc. *	76,608	24,319,210
AppLovin Corp., Class A *	159,437	12,990,927
Aspen Technology, Inc. *	25,019	5,270,252
Atlassian Corp., Class A *	138,361	21,703,306
Autodesk, Inc. *	188,648	38,031,437
Bentley Systems, Inc., Class B	200,798	10,088,092
Bill Holdings, Inc. *	83,506	4,346,487
Cadence Design Systems, Inc. *	239,647	68,613,333
Cloudflare, Inc., Class A *	261,961	17,732,140
Cognizant Technology Solutions Corp., Class A	437,768	28,958,353
Crowdstrike Holdings, Inc., Class A *	199,991	62,731,177
Datadog, Inc., Class A *	265,460	29,248,383
DocuSign, Inc. *	177,727	9,728,776
Dynatrace, Inc. *	208,791	9,548,012
Elastic NV *	71,532	7,442,905
EPAM Systems, Inc. *	50,447	8,976,035
Fair Isaac Corp. *	21,836	28,166,912
Five9, Inc. *	64,044	2,994,697
Fortinet, Inc. *	560,015	33,220,090
Gartner, Inc. *	68,523	28,757,047
Gen Digital, Inc.	497,302	12,348,009
SECURITY	NUMBER OF SHARES	VALUE ($)
GoDaddy, Inc., Class A *	124,596	17,397,340
Guidewire Software, Inc. *	72,825	8,296,224
HubSpot, Inc. *	44,199	27,007,799
International Business Machines Corp.	804,606	134,248,511
Intuit, Inc.	246,256	141,951,809
Manhattan Associates, Inc. *	54,357	11,933,536
Microsoft Corp.	6,536,364	2,713,440,787
MongoDB, Inc. *	63,748	15,048,353
Okta, Inc. *	138,196	12,255,221
Oracle Corp.	1,403,239	164,445,578
Palantir Technologies, Inc., Class A *	1,690,647	36,653,227
Palo Alto Networks, Inc. *	277,088	81,716,022
Procore Technologies, Inc. *	77,402	5,195,996
PTC, Inc. *	105,568	18,605,304
Roper Technologies, Inc.	94,046	50,103,947
Salesforce, Inc.	851,851	199,707,948
ServiceNow, Inc. *	180,321	118,458,275
Snowflake, Inc., Class A *	289,089	39,368,140
Synopsys, Inc. *	134,236	75,279,549
Twilio, Inc., Class A *	159,433	9,151,454
Tyler Technologies, Inc. *	37,159	17,849,697
UiPath, Inc., Class A *	355,493	4,358,344
Unity Software, Inc. *	209,817	3,833,357
VeriSign, Inc. *	77,239	13,464,302
Workday, Inc., Class A *	183,601	38,822,431
Zoom Video Communications, Inc., Class A *	227,699	13,967,057
Zscaler, Inc. *	77,969	13,251,611
		4,795,953,285

Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	527,455	69,819,218
Apple, Inc.	12,768,786	2,454,799,108
Arista Networks, Inc. *	221,490	65,926,499
Arrow Electronics, Inc. *	47,771	6,272,810
CDW Corp.	118,205	26,433,002
Ciena Corp. *	125,655	6,052,801
Cisco Systems, Inc.	3,572,663	166,128,829
Cognex Corp.	150,548	6,852,945
Corning, Inc.	675,284	25,161,082
Dell Technologies, Inc., Class C	234,607	32,741,753
F5, Inc. *	51,325	8,672,385
Hewlett Packard Enterprise Co.	1,143,459	20,182,051
HP, Inc.	767,669	28,019,919
Jabil, Inc.	111,735	13,285,292
Juniper Networks, Inc.	285,057	10,167,983
Keysight Technologies, Inc. *	153,488	21,255,018
Motorola Solutions, Inc.	145,975	53,267,737
NetApp, Inc.	181,047	21,803,490
Pure Storage, Inc., Class A *	262,092	15,801,527
Seagate Technology Holdings PLC	170,703	15,916,348
Super Micro Computer, Inc. *	44,321	34,770,268
TD SYNNEX Corp.	68,189	8,921,849
TE Connectivity Ltd.	271,671	40,669,149
Teledyne Technologies, Inc. *	41,533	16,486,524
Trimble, Inc. *	219,264	12,208,620
Ubiquiti, Inc.	3,680	526,829
Western Digital Corp. *	284,218	21,398,773
Zebra Technologies Corp., Class A *	45,090	14,083,411
		3,217,625,220

Telecommunication Services 0.8%
AT&T, Inc.	6,288,328	114,573,336
GCI Liberty, Inc. *(c)	75,055	0
Liberty Global Ltd., Class C *	311,262	5,313,242

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
T-Mobile U.S., Inc.	459,318	80,362,277
Verizon Communications, Inc.	3,696,577	152,114,144
		352,362,999

Transportation 1.6%
Alaska Air Group, Inc. *	112,470	4,725,989
American Airlines Group, Inc. *	573,063	6,590,225
Avis Budget Group, Inc.	15,993	1,818,884
CH Robinson Worldwide, Inc.	103,665	8,953,546
CSX Corp.	1,738,729	58,682,104
Delta Air Lines, Inc.	564,316	28,791,402
Expeditors International of Washington, Inc.	128,730	15,563,457
FedEx Corp.	202,156	51,339,538
Hertz Global Holdings, Inc. *	112,730	491,503
JB Hunt Transport Services, Inc.	71,300	11,461,475
Knight-Swift Transportation Holdings, Inc.	140,664	6,787,038
Norfolk Southern Corp.	198,324	44,583,235
Old Dominion Freight Line, Inc.	157,366	27,578,392
Saia, Inc. *	23,047	9,437,286
Southwest Airlines Co.	521,699	14,002,401
Uber Technologies, Inc. *	1,809,783	116,839,590
U-Haul Holding Co. *	8,245	521,331
U-Haul Holding Co., Non Voting Shares	86,815	5,277,484
Union Pacific Corp.	536,247	124,849,027
United Airlines Holdings, Inc. *	289,794	15,356,184
United Parcel Service, Inc., Class B	636,183	88,384,904
XPO, Inc. *	103,041	11,023,326
		653,058,321

Utilities 2.4%
AES Corp.	587,783	12,690,235
Alliant Energy Corp.	223,355	11,500,549
Ameren Corp.	230,748	16,929,981
American Electric Power Co., Inc.	462,509	41,741,437
American Water Works Co., Inc.	170,716	22,324,531
Atmos Energy Corp.	133,059	15,424,199
Avangrid, Inc.	60,486	2,178,101
CenterPoint Energy, Inc.	553,994	16,902,357
CMS Energy Corp.	258,869	16,290,626
Consolidated Edison, Inc.	304,298	28,771,376
Constellation Energy Corp.	280,706	60,983,379
Dominion Energy, Inc.	736,520	39,713,158
DTE Energy Co.	182,510	21,267,890
Duke Energy Corp.	678,232	70,244,488
Edison International	338,334	26,000,968
Entergy Corp.	186,209	20,946,650
Essential Utilities, Inc.	221,614	8,361,496
Evergy, Inc.	203,396	11,117,625
Eversource Energy	308,652	18,281,458
Exelon Corp.	876,126	32,898,531
FirstEnergy Corp.	455,741	18,348,133
NextEra Energy, Inc.	1,804,468	144,393,529
SECURITY	NUMBER OF SHARES	VALUE ($)
NiSource, Inc.	362,435	10,532,361
NRG Energy, Inc.	197,457	15,994,017
OGE Energy Corp.	176,864	6,420,163
PG&E Corp.	1,877,703	34,812,614
Pinnacle West Capital Corp.	101,009	7,965,570
PPL Corp.	646,116	18,950,582
Public Service Enterprise Group, Inc.	437,179	33,120,681
Sempra	552,714	42,575,560
Southern Co.	959,189	76,869,407
UGI Corp.	183,465	4,671,019
Vistra Corp.	296,458	29,373,059
WEC Energy Group, Inc.	276,547	22,408,604
Xcel Energy, Inc.	486,583	26,981,027
		987,985,361
Total Common Stocks (Cost $25,084,852,884)		41,561,237,236

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	16,811,069	16,811,069
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	9,588,355	9,588,355
		26,399,424
Total Short-Term Investments (Cost $26,399,424)		26,399,424
Total Investments in Securities (Cost $25,111,252,308)		41,587,636,660

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	285	75,460,875	493,117

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,308,440.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$73,278,214	$7,684,281	($3,437,848 )	$857,810	$16,889,311	$95,271,768	1,300,106	$945,154

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$39,207,390,618	$—	$—	$39,207,390,618
Health Care Equipment & Services	1,990,538,499	—	10,945,120	2,001,483,619
Telecommunication Services	352,362,999	—	0 *	352,362,999
Short-Term Investments [1]	26,399,424	—	—	26,399,424
Futures Contracts [2]	493,117	—	—	493,117
Total	$41,577,184,657	$—	$10,945,120	$41,588,129,777

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.0%
Rivian Automotive, Inc., Class A *	739,847	8,079,129
Tesla, Inc. *	3,076,598	547,880,572
		555,959,701

Banks 0.1%
First Citizens BancShares, Inc., Class A	13,164	22,358,133

Capital Goods 2.7%
Axon Enterprise, Inc. *	78,341	22,066,309
Builders FirstSource, Inc. *	136,801	21,996,233
Carlisle Cos., Inc.	53,343	22,312,843
Deere & Co.	288,703	108,194,336
EMCOR Group, Inc.	51,939	20,186,612
GE Vernova, Inc. *	301,377	53,012,214
Generac Holdings, Inc. *	67,646	9,958,168
General Electric Co.	1,208,466	199,566,075
Huntington Ingalls Industries, Inc.	43,848	11,097,929
L3Harris Technologies, Inc.	209,761	47,160,566
Nordson Corp.	58,705	13,779,237
Plug Power, Inc. *(a)	601,003	2,001,340
TransDigm Group, Inc.	61,694	82,869,232
Trex Co., Inc. *	120,968	10,461,313
United Rentals, Inc.	74,990	50,199,056
Vertiv Holdings Co.	390,268	38,273,583
WESCO International, Inc.	48,383	8,684,265
WillScot Mobile Mini Holdings Corp. *	208,070	8,204,200
WW Grainger, Inc.	49,370	45,492,480
		775,515,991

Commercial & Professional Services 0.6%
CACI International, Inc., Class A *	24,940	10,586,531
Cintas Corp.	94,953	64,375,285
Clean Harbors, Inc. *	55,552	12,032,008
Copart, Inc. *	990,867	52,575,403
Dayforce, Inc. *	172,114	8,512,758
Paycom Software, Inc.	51,986	7,554,606
Paylocity Holding Corp. *	47,886	6,807,953
Tetra Tech, Inc.	59,052	12,370,803
		174,815,347

Consumer Discretionary Distribution & Retail 7.1%
Amazon.com, Inc. *	10,132,761	1,787,824,351
AutoZone, Inc. *	19,491	53,988,901
Etsy, Inc. *	134,242	8,520,340
Five Below, Inc. *	59,854	8,267,633
SECURITY	NUMBER OF SHARES	VALUE ($)
Floor & Decor Holdings, Inc., Class A *	120,590	14,092,147
Lithia Motors, Inc.	30,659	7,761,019
O'Reilly Automotive, Inc. *	65,483	63,077,155
Pool Corp.	43,864	15,946,757
RH *	16,331	4,440,889
Ulta Beauty, Inc. *	55,342	21,865,071
Wayfair, Inc., Class A *	99,658	5,928,654
		1,991,712,917

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	28,447	31,118,742
DR Horton, Inc.	333,085	49,229,963
Lululemon Athletica, Inc. *	127,390	39,744,406
NVR, Inc. *	3,504	26,913,278
TopBuild Corp. *	34,941	14,603,591
		161,609,980

Consumer Services 1.9%
Airbnb, Inc., Class A *	483,338	70,050,176
Booking Holdings, Inc.	38,746	146,318,457
Caesars Entertainment, Inc. *	234,633	8,343,549
Chipotle Mexican Grill, Inc. *	30,443	95,271,977
Churchill Downs, Inc.	75,401	9,764,430
Domino's Pizza, Inc.	40,052	20,369,646
DoorDash, Inc., Class A *	337,829	37,198,351
DraftKings, Inc., Class A *	514,901	18,088,472
Expedia Group, Inc. *	146,296	16,510,967
Hilton Worldwide Holdings, Inc.	279,576	56,082,946
Marriott International, Inc., Class A	273,730	63,278,164
		541,277,135

Consumer Staples Distribution & Retail 1.5%
Casey's General Stores, Inc.	41,284	13,697,205
Costco Wholesale Corp.	493,077	399,338,132
Performance Food Group Co. *	172,456	12,002,938
		425,038,275

Energy 1.4%
Baker Hughes Co.	1,120,152	37,502,689
Cheniere Energy, Inc.	265,231	41,850,800
Coterra Energy, Inc.	833,836	23,781,003
Diamondback Energy, Inc.	200,628	39,977,135
EOG Resources, Inc.	643,954	80,204,471
EQT Corp.	451,248	18,541,780
Halliburton Co.	1,002,310	36,784,777
Hess Corp.	307,557	47,394,534
New Fortress Energy, Inc.	66,188	1,677,866
NOV, Inc.	428,026	8,055,449
Range Resources Corp.	260,556	9,617,122
Targa Resources Corp.	245,679	29,046,628

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TechnipFMC PLC	468,595	12,272,503
Texas Pacific Land Corp.	20,472	12,576,154
		399,282,911

Equity Real Estate Investment Trusts (REITs) 0.4%
Equinix, Inc.	104,151	79,465,130
Rexford Industrial Realty, Inc.	237,498	10,772,909
SBA Communications Corp.	119,092	23,423,015
		113,661,054

Financial Services 5.9%
BlackRock, Inc.	155,021	119,680,863
Block, Inc. *	614,065	39,349,285
Coinbase Global, Inc., Class A *	189,588	42,831,721
Corpay, Inc. *	80,565	21,564,834
Credit Acceptance Corp. *	6,662	3,269,909
FactSet Research Systems, Inc.	42,356	17,122,837
Fiserv, Inc. *	663,871	99,421,321
Interactive Brokers Group, Inc., Class A	118,442	14,890,528
LPL Financial Holdings, Inc.	83,814	23,988,405
MarketAxess Holdings, Inc.	42,406	8,435,826
Mastercard, Inc., Class A	917,222	410,062,439
Moody's Corp.	174,492	69,271,579
MSCI, Inc.	87,883	43,517,904
PayPal Holdings, Inc. *	1,190,267	74,974,918
Robinhood Markets, Inc., Class A *	577,808	12,076,187
S&P Global, Inc.	356,636	152,465,456
Toast, Inc., Class A *	414,838	10,051,525
Tradeweb Markets, Inc., Class A	128,245	13,979,987
Visa, Inc., Class A	1,758,534	479,130,174
WEX, Inc. *	46,262	8,665,798
		1,664,751,496

Food, Beverage & Tobacco 0.4%
Celsius Holdings, Inc. *	164,596	13,164,388
Constellation Brands, Inc., Class A	178,263	44,606,750
Monster Beverage Corp. *	821,568	42,655,811
		100,426,949

Health Care Equipment & Services 5.1%
agilon health, Inc. *	349,722	2,203,249
Align Technology, Inc. *	79,084	20,341,196
Centene Corp. *	594,183	42,537,561
Chemed Corp.	16,344	9,060,623
Cigna Group	324,670	111,887,775
Cooper Cos., Inc.	220,633	20,807,898
Dexcom, Inc. *	428,569	50,901,140
Edwards Lifesciences Corp. *	673,454	58,516,418
Elevance Health, Inc.	260,598	140,326,811
Humana, Inc.	136,317	48,817,844
IDEXX Laboratories, Inc. *	92,166	45,801,894
Insulet Corp. *	76,584	13,569,919
Intuitive Surgical, Inc. *	391,260	157,333,471
Masimo Corp. *	48,274	6,010,113
McKesson Corp.	146,047	83,186,911
Molina Healthcare, Inc. *	63,805	20,071,777
Penumbra, Inc. *	42,428	8,038,833
R1 RCM, Inc. *	217,759	2,800,381
ResMed, Inc.	163,171	33,667,072
Shockwave Medical, Inc. *(b)	40,811	13,671,685
Teleflex, Inc.	51,978	10,867,041
SECURITY	NUMBER OF SHARES	VALUE ($)
UnitedHealth Group, Inc.	1,027,776	509,129,397
Veeva Systems, Inc., Class A *	162,533	28,321,375
		1,437,870,384

Insurance 0.7%
Everest Group Ltd.	47,818	18,693,491
Kinsale Capital Group, Inc.	24,045	9,224,143
Markel Group, Inc. *	14,367	23,584,723
Progressive Corp.	650,416	137,354,851
RenaissanceRe Holdings Ltd.	57,621	13,129,521
		201,986,729

Materials 1.6%
Albemarle Corp.	128,935	15,806,142
Cleveland-Cliffs, Inc. *	559,180	9,662,630
Corteva, Inc.	778,894	43,571,330
Linde PLC	538,104	234,355,054
Martin Marietta Materials, Inc.	68,449	39,158,304
Sherwin-Williams Co.	261,250	79,367,750
Vulcan Materials Co.	149,401	38,212,294
Westlake Corp.	37,614	6,039,304
		466,172,808

Media & Entertainment 13.3%
Alphabet, Inc., Class A *	6,525,446	1,125,639,435
Alphabet, Inc., Class C *	5,460,862	949,971,554
Charter Communications, Inc., Class A *	110,375	31,690,870
Liberty Broadband Corp., Class C *	148,734	8,045,022
Live Nation Entertainment, Inc. *	159,835	14,982,933
Meta Platforms, Inc., Class A	2,444,544	1,141,186,475
Netflix, Inc. *	482,709	309,715,749
Pinterest, Inc., Class A *	664,676	27,577,407
ROBLOX Corp., Class A *	553,157	18,597,138
Roku, Inc. *	141,434	8,118,312
Snap, Inc., Class A *	1,153,540	17,326,171
Take-Two Interactive Software, Inc. *	178,926	28,692,573
Trade Desk, Inc., Class A *	497,022	46,113,701
Warner Bros Discovery, Inc. *	2,479,202	20,428,624
ZoomInfo Technologies, Inc. *	359,985	4,420,616
		3,752,506,580

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Alnylam Pharmaceuticals, Inc. *	139,348	20,683,424
Avantor, Inc. *	754,456	18,167,301
BioMarin Pharmaceutical, Inc. *	209,389	15,718,832
Bio-Rad Laboratories, Inc., Class A *	22,833	6,549,874
Bio-Techne Corp.	172,427	13,309,640
Catalent, Inc. *	202,051	10,868,323
Charles River Laboratories International, Inc. *	56,697	11,817,923
Danaher Corp.	730,475	187,585,980
Eli Lilly & Co.	885,380	726,312,629
Exact Sciences Corp. *	200,745	9,123,860
Illumina, Inc. *	176,913	18,448,488
Incyte Corp. *	203,993	11,788,756
IQVIA Holdings, Inc. *	202,282	44,317,963
Jazz Pharmaceuticals PLC *	69,469	7,311,612
Medpace Holdings, Inc. *	26,014	10,050,249
Mettler-Toledo International, Inc. *	24,166	33,931,239
Moderna, Inc. *	368,139	52,478,214
Neurocrine Biosciences, Inc. *	109,141	14,778,783
Regeneron Pharmaceuticals, Inc. *	117,156	114,831,625
Repligen Corp. *	57,742	8,608,755
Revvity, Inc.	138,276	15,108,036

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Roivant Sciences Ltd. *	359,214	3,721,457
Sarepta Therapeutics, Inc. *	104,411	13,558,812
Thermo Fisher Scientific, Inc.	429,459	243,924,123
Vertex Pharmaceuticals, Inc. *	285,962	130,209,937
Waters Corp. *	65,803	20,326,547
West Pharmaceutical Services, Inc.	82,024	27,183,574
Zoetis, Inc.	509,402	86,374,203
		1,877,090,159

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	451,708	35,310,014

Semiconductors & Semiconductor Equipment 15.5%
Advanced Micro Devices, Inc. *	1,793,908	299,403,245
Broadcom, Inc.	488,804	649,400,554
Enphase Energy, Inc. *	151,442	19,369,432
First Solar, Inc. *	121,265	32,954,976
KLA Corp.	151,181	114,826,505
Lam Research Corp.	145,467	135,639,249
Marvell Technology, Inc.	959,628	66,032,003
Monolithic Power Systems, Inc.	53,227	39,155,378
NVIDIA Corp.	2,738,844	3,002,676,843
Qorvo, Inc. *	111,485	10,969,009
SolarEdge Technologies, Inc. *	64,496	3,159,659
Universal Display Corp.	48,675	8,552,198
		4,382,139,051

Software & Services 19.7%
Accenture PLC, Class A	699,083	197,344,140
Adobe, Inc. *	501,965	223,253,953
ANSYS, Inc. *	96,252	30,555,197
AppLovin Corp., Class A *	201,762	16,439,568
Atlassian Corp., Class A *	174,765	27,413,638
Autodesk, Inc. *	237,913	47,963,261
Bill Holdings, Inc. *	106,167	5,525,992
Cadence Design Systems, Inc. *	302,695	86,664,605
Cloudflare, Inc., Class A *	331,272	22,423,802
Crowdstrike Holdings, Inc., Class A *	253,007	79,360,706
Datadog, Inc., Class A *	338,215	37,264,529
DocuSign, Inc. *	227,523	12,454,609
Dynatrace, Inc. *	267,121	12,215,443
Elastic NV *	90,862	9,454,191
EPAM Systems, Inc. *	63,817	11,354,959
Fair Isaac Corp. *	27,512	35,488,554
Five9, Inc. *	80,674	3,772,316
Fortinet, Inc. *	708,184	42,009,475
Gartner, Inc. *	86,890	36,465,126
GoDaddy, Inc., Class A *	157,909	22,048,834
HubSpot, Inc. *	56,049	34,248,741
Intuit, Inc.	311,055	179,304,544
Microsoft Corp.	8,241,974	3,421,490,667
MongoDB, Inc. *	80,178	18,926,819
Okta, Inc. *	175,518	15,564,936
Palantir Technologies, Inc., Class A *	2,137,504	46,341,087
Palo Alto Networks, Inc. *	350,157	103,264,801
Procore Technologies, Inc. *	99,206	6,659,699
PTC, Inc. *	133,627	23,550,423
Roper Technologies, Inc.	119,754	63,800,141
Salesforce, Inc.	1,075,326	252,099,427
ServiceNow, Inc. *	227,834	149,670,990
Snowflake, Inc., Class A *	365,788	49,813,010
Synopsys, Inc. *	169,494	95,052,235
Twilio, Inc., Class A *	201,040	11,539,696
Tyler Technologies, Inc. *	46,933	22,544,736
UiPath, Inc., Class A *	450,709	5,525,692
Unity Software, Inc. *	262,247	4,791,253
SECURITY	NUMBER OF SHARES	VALUE ($)
Workday, Inc., Class A *	232,255	49,110,320
Zoom Video Communications, Inc., Class A *	286,904	17,598,691
Zscaler, Inc. *	99,004	16,826,720
		5,547,197,526

Technology Hardware & Equipment 11.8%
Apple, Inc.	16,098,447	3,094,926,436
Arista Networks, Inc. *	280,760	83,568,214
Dell Technologies, Inc., Class C	300,439	41,929,267
Pure Storage, Inc., Class A *	337,351	20,338,892
Super Micro Computer, Inc. *	56,236	44,117,704
Teledyne Technologies, Inc. *	52,529	20,851,387
Ubiquiti, Inc.	3,984	570,349
Zebra Technologies Corp., Class A *	56,989	17,799,944
		3,324,102,193

Telecommunication Services 0.4%
T-Mobile U.S., Inc.	580,537	101,570,754

Transportation 0.2%
JB Hunt Transport Services, Inc.	90,856	14,605,102
Old Dominion Freight Line, Inc.	199,952	35,041,588
Saia, Inc. *	29,286	11,992,031
		61,638,721

Utilities 0.3%
Constellation Energy Corp.	354,438	77,001,655
Total Common Stocks (Cost $15,822,774,825)		28,190,996,463

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	20,031,545	20,031,545
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	1,781,580	1,781,580
		21,813,125
Total Short-Term Investments (Cost $21,813,125)		21,813,125
Total Investments in Securities (Cost $15,844,587,950)		28,212,809,588

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 06/21/24	222	38,288,340	78,870
S&P 500 Index, e-mini, expires 06/21/24	25	6,619,375	104,846
			183,716

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,697,634.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$26,753,126,079	$—	$—	$26,753,126,079
Health Care Equipment & Services	1,424,198,699	—	13,671,685	1,437,870,384
Short-Term Investments[1]	21,813,125	—	—	21,813,125
Futures Contracts[2]	183,716	—	—	183,716
Total	$28,199,321,619	$—	$13,671,685	$28,212,993,304

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.7%
Aptiv PLC *	138,185	11,505,283
Autoliv, Inc.	36,551	4,662,811
BorgWarner, Inc.	114,036	4,066,524
Ford Motor Co.	1,927,661	23,382,528
General Motors Co.	571,415	25,707,961
Gentex Corp.	115,243	4,033,505
Lear Corp.	28,072	3,518,825
Lucid Group, Inc. *(a)	436,966	1,240,983
		78,118,420

Banks 7.1%
Bank of America Corp.	3,404,463	136,144,475
BOK Financial Corp.	13,342	1,209,052
Citigroup, Inc.	941,452	58,661,874
Citizens Financial Group, Inc.	230,823	8,145,744
Comerica, Inc.	64,810	3,320,864
Commerce Bancshares, Inc.	58,310	3,244,368
Cullen/Frost Bankers, Inc.	31,596	3,209,522
East West Bancorp, Inc.	69,457	5,153,015
Fifth Third Bancorp	336,339	12,585,805
First Horizon Corp.	275,084	4,357,331
Huntington Bancshares, Inc.	717,723	9,990,704
JPMorgan Chase & Co.	1,429,543	289,668,298
KeyCorp	461,438	6,630,864
M&T Bank Corp.	82,314	12,478,802
New York Community Bancorp, Inc.	355,480	1,169,529
PNC Financial Services Group, Inc.	196,867	30,984,897
Regions Financial Corp.	458,211	8,866,383
Truist Financial Corp.	660,152	24,920,738
U.S. Bancorp	769,903	31,219,567
Webster Financial Corp.	85,212	3,768,075
Wells Fargo & Co.	1,779,563	106,631,415
Western Alliance Bancorp	53,941	3,399,901
Zions Bancorp NA	73,703	3,183,233
		768,944,456

Capital Goods 10.1%
3M Co.	273,465	27,384,785
A O Smith Corp.	61,004	5,102,375
Acuity Brands, Inc.	15,044	3,905,573
Advanced Drainage Systems, Inc.	33,674	5,842,102
AECOM	67,458	5,891,782
AGCO Corp.	30,766	3,302,115
Allegion PLC	43,397	5,286,623
AMETEK, Inc.	114,048	19,340,260
Boeing Co. *	283,597	50,369,663
Carrier Global Corp.	412,738	26,080,914
Caterpillar, Inc.	251,732	85,216,317
CNH Industrial NV	479,348	5,061,915
Cummins, Inc.	67,346	18,973,389
SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	18,856	5,332,854
Donaldson Co., Inc.	59,686	4,397,664
Dover Corp.	69,152	12,711,521
Eaton Corp. PLC	197,485	65,732,882
Emerson Electric Co.	282,727	31,710,660
Fastenal Co.	283,219	18,686,790
Ferguson PLC	100,796	20,737,769
Fortive Corp.	173,544	12,918,615
Fortune Brands Innovations, Inc.	62,297	4,364,528
General Dynamics Corp.	112,282	33,658,775
Graco, Inc.	83,348	6,730,351
HEICO Corp.	50,158	11,123,540
Honeywell International, Inc.	326,046	65,923,241
Howmet Aerospace, Inc.	193,355	16,367,501
Hubbell, Inc.	26,563	10,330,085
IDEX Corp.	37,466	7,816,906
Illinois Tool Works, Inc.	134,432	32,633,368
Ingersoll Rand, Inc.	200,111	18,620,329
ITT, Inc.	40,474	5,378,185
Johnson Controls International PLC	336,695	24,211,737
Lennox International, Inc.	15,837	7,959,676
Lincoln Electric Holdings, Inc.	28,174	5,532,247
Lockheed Martin Corp.	106,373	50,031,477
Masco Corp.	108,733	7,602,611
Middleby Corp. *	26,572	3,425,397
Northrop Grumman Corp.	69,734	31,433,995
nVent Electric PLC	81,751	6,652,896
Otis Worldwide Corp.	200,377	19,877,398
Owens Corning	43,973	7,962,191
PACCAR, Inc.	258,733	27,813,797
Parker-Hannifin Corp.	63,502	33,752,583
Pentair PLC	81,470	6,630,029
Quanta Services, Inc.	71,831	19,821,046
Regal Rexnord Corp.	32,812	4,906,706
Rockwell Automation, Inc.	56,674	14,595,255
RTX Corp.	656,118	70,736,082
Sensata Technologies Holding PLC	75,013	3,099,537
Snap-on, Inc.	26,065	7,112,096
Stanley Black & Decker, Inc.	75,510	6,582,207
Textron, Inc.	96,803	8,480,911
Toro Co.	51,817	4,155,205
Trane Technologies PLC	112,523	36,846,782
Watsco, Inc.	15,496	7,359,050
Westinghouse Air Brake Technologies Corp.	88,472	14,972,117
Woodward, Inc.	29,767	5,551,545
Xylem, Inc.	119,224	16,812,968
		1,100,850,918

Commercial & Professional Services 2.3%
Automatic Data Processing, Inc.	203,128	49,750,110
Booz Allen Hamilton Holding Corp., Class A	64,084	9,754,226
Broadridge Financial Solutions, Inc.	58,318	11,708,505
Equifax, Inc.	61,005	14,115,947

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Genpact Ltd.	81,896	2,707,482
Jacobs Solutions, Inc.	62,318	8,683,390
KBR, Inc.	66,979	4,397,841
Leidos Holdings, Inc.	68,029	10,003,664
Paychex, Inc.	158,276	19,018,444
RB Global, Inc.	90,408	6,570,853
Republic Services, Inc.	101,236	18,747,895
Robert Half, Inc.	51,678	3,319,278
Rollins, Inc.	138,372	6,322,217
SS&C Technologies Holdings, Inc.	106,071	6,581,706
TransUnion	95,626	6,877,422
Veralto Corp.	108,318	10,677,988
Verisk Analytics, Inc.	71,708	18,126,348
Waste Management, Inc.	181,157	38,175,215
		245,538,531

Consumer Discretionary Distribution & Retail 3.7%
Bath & Body Works, Inc.	111,357	5,783,883
Best Buy Co., Inc.	94,486	8,014,303
Burlington Stores, Inc. *	31,682	7,605,264
CarMax, Inc. *	78,084	5,486,182
Dick's Sporting Goods, Inc.	28,812	6,558,764
eBay, Inc.	256,512	13,908,081
GameStop Corp., Class A *(a)	132,050	3,055,637
Genuine Parts Co.	69,475	10,014,126
Home Depot, Inc.	492,136	164,801,582
LKQ Corp.	132,042	5,681,767
Lowe's Cos., Inc.	284,434	62,942,400
Penske Automotive Group, Inc.	9,527	1,449,057
Ross Stores, Inc.	166,323	23,245,302
TJX Cos., Inc.	563,354	58,081,797
Tractor Supply Co.	53,469	15,254,171
Williams-Sonoma, Inc.	31,809	9,327,035
		401,209,351

Consumer Durables & Apparel 1.2%
Garmin Ltd.	75,723	12,407,213
Hasbro, Inc.	64,870	3,877,929
Lennar Corp., Class A	128,186	20,554,625
Mohawk Industries, Inc. *	25,974	3,167,010
NIKE, Inc., Class B	601,618	57,183,791
Polaris, Inc.	26,343	2,202,275
PulteGroup, Inc.	105,006	12,319,304
Tapestry, Inc.	113,447	4,933,810
Tempur Sealy International, Inc.	85,527	4,392,667
Toll Brothers, Inc.	51,729	6,292,315
VF Corp.	162,224	2,154,335
Whirlpool Corp.	27,439	2,552,650
		132,037,924

Consumer Services 2.1%
ADT, Inc.	132,920	945,061
Aramark	129,670	4,168,890
Carnival Corp. *	499,349	7,530,183
Darden Restaurants, Inc.	59,222	8,906,396
Las Vegas Sands Corp.	182,861	8,234,231
McDonald's Corp.	358,667	92,855,300
MGM Resorts International *	135,073	5,425,882
Norwegian Cruise Line Holdings Ltd. *	209,335	3,474,961
Royal Caribbean Cruises Ltd. *	116,647	17,226,429
Service Corp. International	72,971	5,229,102
Starbucks Corp.	559,888	44,914,215
Vail Resorts, Inc.	18,687	3,526,611
Wyndham Hotels & Resorts, Inc.	40,710	2,880,640
SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	46,968	4,456,324
Yum! Brands, Inc.	138,883	19,086,691
		228,860,916

Consumer Staples Distribution & Retail 2.4%
Albertsons Cos., Inc., Class A	200,101	4,130,085
BJ's Wholesale Club Holdings, Inc. *	66,079	5,819,577
Dollar General Corp.	108,558	14,862,676
Dollar Tree, Inc. *	102,448	12,083,741
Kroger Co.	327,138	17,132,217
Sysco Corp.	246,050	17,917,361
Target Corp.	228,170	35,631,027
U.S. Foods Holding Corp. *	111,484	5,889,700
Walgreens Boots Alliance, Inc.	354,645	5,752,342
Walmart, Inc.	2,116,693	139,193,732
		258,412,458

Energy 6.7%
Antero Resources Corp. *	139,933	4,985,813
APA Corp.	177,931	5,432,233
Chesapeake Energy Corp.	55,239	5,022,882
Chevron Corp.	857,650	139,196,595
ConocoPhillips	582,551	67,855,540
Devon Energy Corp.	316,322	15,525,084
Exxon Mobil Corp.	2,231,980	261,721,975
HF Sinclair Corp.	76,711	4,236,749
Kinder Morgan, Inc.	955,846	18,629,439
Marathon Oil Corp.	290,552	8,414,386
Marathon Petroleum Corp.	181,924	32,129,598
Occidental Petroleum Corp.	325,171	20,323,187
ONEOK, Inc.	287,768	23,309,208
Ovintiv, Inc.	125,096	6,463,710
Phillips 66	212,624	30,215,997
Schlumberger NV	705,558	32,378,057
Valero Energy Corp.	168,453	26,470,704
Williams Cos., Inc.	602,243	24,999,107
		727,310,264

Equity Real Estate Investment Trusts (REITs) 4.3%
Alexandria Real Estate Equities, Inc.	77,688	9,244,872
American Homes 4 Rent, Class A	157,891	5,690,392
American Tower Corp.	230,632	45,143,908
Americold Realty Trust, Inc.	132,886	3,544,070
Apartment Income REIT Corp.	71,179	2,758,186
AvalonBay Communities, Inc.	70,081	13,503,207
Boston Properties, Inc.	71,095	4,313,334
Camden Property Trust	52,625	5,401,956
Crown Castle, Inc.	214,307	21,966,467
CubeSmart	110,828	4,689,133
Digital Realty Trust, Inc.	159,545	23,188,270
EastGroup Properties, Inc.	23,752	3,923,355
Equity LifeStyle Properties, Inc.	91,880	5,767,308
Equity Residential	170,555	11,091,192
Essex Property Trust, Inc.	31,840	8,271,713
Extra Space Storage, Inc.	104,541	15,134,400
Federal Realty Investment Trust	36,206	3,654,996
Gaming & Leisure Properties, Inc.	131,514	5,904,979
Healthcare Realty Trust, Inc.	186,892	3,033,257
Healthpeak Properties, Inc.	348,944	6,943,986
Host Hotels & Resorts, Inc.	348,264	6,247,856
Invitation Homes, Inc.	284,537	9,899,042
Iron Mountain, Inc.	144,595	11,667,370
Kimco Realty Corp.	329,764	6,384,231
Lamar Advertising Co., Class A	43,310	5,115,344
Mid-America Apartment Communities, Inc.	57,916	7,743,948

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NNN REIT, Inc.	90,293	3,771,539
Omega Healthcare Investors, Inc.	121,027	3,912,803
Prologis, Inc.	456,885	50,481,224
Public Storage	78,213	21,417,066
Realty Income Corp.	410,871	21,800,815
Regency Centers Corp.	81,538	5,006,433
Simon Property Group, Inc.	160,990	24,359,397
Sun Communities, Inc.	61,770	7,288,242
UDR, Inc.	149,844	5,786,975
Ventas, Inc.	199,241	10,013,853
VICI Properties, Inc.	511,734	14,691,883
Welltower, Inc.	273,907	28,395,939
Weyerhaeuser Co.	361,358	10,851,581
WP Carey, Inc.	107,893	6,085,165
		464,089,687

Financial Services 9.9%
AGNC Investment Corp.	345,370	3,312,098
Ally Financial, Inc.	133,784	5,213,562
American Express Co.	282,798	67,871,520
Ameriprise Financial, Inc.	49,510	21,616,561
Annaly Capital Management, Inc.	248,677	4,898,937
Apollo Global Management, Inc.	215,875	25,076,040
ARES Management Corp., Class A	83,493	11,703,214
Bank of New York Mellon Corp.	375,167	22,363,705
Berkshire Hathaway, Inc., Class B *	899,677	372,826,149
Blackstone, Inc.	355,860	42,881,130
Capital One Financial Corp.	188,258	25,909,949
Carlyle Group, Inc.	106,605	4,579,751
Cboe Global Markets, Inc.	52,309	9,048,934
Charles Schwab Corp. (b)	733,529	53,753,005
CME Group, Inc.	177,931	36,116,434
Corebridge Financial, Inc.	118,198	3,447,836
Discover Financial Services	123,667	15,168,994
Equitable Holdings, Inc.	154,650	6,416,429
Fidelity National Information Services, Inc.	292,760	22,214,629
Franklin Resources, Inc.	147,663	3,484,847
Global Payments, Inc.	128,766	13,114,817
Goldman Sachs Group, Inc.	161,256	73,616,589
Intercontinental Exchange, Inc.	283,024	37,896,914
Invesco Ltd.	221,426	3,478,602
Jack Henry & Associates, Inc.	35,976	5,924,528
Jefferies Financial Group, Inc.	83,517	3,885,211
KKR & Co., Inc.	328,231	33,755,276
Morgan Stanley	619,750	60,636,340
Morningstar, Inc.	12,968	3,738,026
Nasdaq, Inc.	188,193	11,109,033
Northern Trust Corp.	101,752	8,571,588
Raymond James Financial, Inc.	92,904	11,403,966
SEI Investments Co.	49,554	3,355,301
SoFi Technologies, Inc. *	483,816	3,338,330
Starwood Property Trust, Inc.	145,802	2,834,391
State Street Corp.	149,540	11,303,729
Synchrony Financial	201,649	8,832,226
T Rowe Price Group, Inc.	110,675	13,040,835
Voya Financial, Inc.	50,948	3,862,877
		1,071,602,303

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	871,596	40,311,315
Archer-Daniels-Midland Co.	263,669	16,463,492
Brown-Forman Corp., Class B	117,303	5,379,516
Bunge Global SA	71,625	7,706,134
Campbell Soup Co.	97,014	4,305,481
Coca-Cola Co.	1,924,054	121,080,718
Conagra Brands, Inc.	236,418	7,064,170
SECURITY	NUMBER OF SHARES	VALUE ($)
Darling Ingredients, Inc. *	78,790	3,183,116
General Mills, Inc.	280,639	19,293,931
Hershey Co.	74,164	14,671,864
Hormel Foods Corp.	143,352	4,441,045
J M Smucker Co.	52,637	5,876,395
Kellanova	130,826	7,894,041
Keurig Dr Pepper, Inc.	514,962	17,637,449
Kraft Heinz Co.	394,957	13,969,629
Lamb Weston Holdings, Inc.	71,300	6,295,077
McCormick & Co., Inc. - Non Voting Shares	124,354	8,980,846
Molson Coors Beverage Co., Class B	91,380	5,008,538
Mondelez International, Inc., Class A	666,068	45,645,640
PepsiCo, Inc.	679,627	117,507,508
Philip Morris International, Inc.	767,658	77,825,168
Post Holdings, Inc. *	24,916	2,655,298
Tyson Foods, Inc., Class A	141,263	8,087,307
		561,283,678

Health Care Equipment & Services 4.5%
Abbott Laboratories	858,446	87,724,597
Baxter International, Inc.	251,873	8,586,351
Becton Dickinson & Co.	142,839	33,134,363
Boston Scientific Corp. *	724,404	54,743,210
Cardinal Health, Inc.	120,397	11,951,810
Cencora, Inc.	81,823	18,538,637
CVS Health Corp.	622,100	37,077,160
DaVita, Inc. *	26,684	3,925,750
DENTSPLY SIRONA, Inc.	105,074	2,943,123
Encompass Health Corp.	49,731	4,296,261
GE HealthCare Technologies, Inc.	209,332	16,327,896
HCA Healthcare, Inc.	97,972	33,285,987
Henry Schein, Inc. *	64,248	4,454,956
Hologic, Inc. *	116,068	8,563,497
Labcorp Holdings, Inc.	42,119	8,209,414
Medtronic PLC	657,294	53,484,013
Quest Diagnostics, Inc.	54,716	7,768,031
Solventum Corp. *	68,323	4,054,287
STERIS PLC	48,820	10,881,002
Stryker Corp.	167,139	57,009,441
Universal Health Services, Inc., Class B	30,238	5,739,172
Zimmer Biomet Holdings, Inc.	103,276	11,892,231
		484,591,189

Household & Personal Products 2.8%
Church & Dwight Co., Inc.	121,653	13,018,087
Clorox Co.	61,288	8,063,049
Colgate-Palmolive Co.	406,992	37,833,976
Coty, Inc., Class A *	184,163	1,907,929
Estee Lauder Cos., Inc., Class A	115,296	14,222,915
Kenvue, Inc.	946,082	18,259,383
Kimberly-Clark Corp.	166,450	22,187,785
Procter & Gamble Co.	1,163,520	191,445,581
Reynolds Consumer Products, Inc.	26,921	765,633
		307,704,338

Insurance 4.0%
Aflac, Inc.	260,075	23,372,940
Allstate Corp.	129,687	21,725,166
American Financial Group, Inc.	32,143	4,175,697
American International Group, Inc.	347,385	27,380,886
Aon PLC, Class A	99,034	27,891,936
Arch Capital Group Ltd. *	183,415	18,823,882
Arthur J Gallagher & Co.	107,303	27,183,069
Assurant, Inc.	25,622	4,444,648

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brown & Brown, Inc.	116,777	10,452,709
Chubb Ltd.	200,398	54,271,786
Cincinnati Financial Corp.	77,642	9,129,146
CNA Financial Corp.	13,356	613,575
Erie Indemnity Co., Class A	12,286	4,452,815
Fidelity National Financial, Inc.	128,003	6,446,231
Globe Life, Inc.	42,128	3,486,513
Hartford Financial Services Group, Inc.	147,682	15,277,703
Loews Corp.	90,384	6,941,491
Marsh & McLennan Cos., Inc.	243,284	50,500,893
MetLife, Inc.	303,283	21,948,591
Old Republic International Corp.	129,152	4,104,451
Principal Financial Group, Inc.	108,408	8,893,792
Prudential Financial, Inc.	178,478	21,479,827
Reinsurance Group of America, Inc.	32,668	6,853,747
Travelers Cos., Inc.	112,721	24,313,920
Unum Group	90,299	4,863,504
W R Berkley Corp.	99,895	8,094,492
Willis Towers Watson PLC	50,755	12,957,244
		430,080,654

Materials 3.3%
Air Products & Chemicals, Inc.	110,000	29,337,000
Alcoa Corp.	87,801	3,886,950
Amcor PLC	712,328	7,244,376
AptarGroup, Inc.	32,794	4,843,346
Avery Dennison Corp.	39,733	9,042,833
Axalta Coating Systems Ltd. *	108,526	3,862,440
Ball Corp.	155,753	10,813,931
Berry Global Group, Inc.	57,128	3,420,825
Celanese Corp.	49,658	7,550,002
CF Industries Holdings, Inc.	94,172	7,508,334
Crown Holdings, Inc.	59,465	5,006,358
Dow, Inc.	347,049	20,000,434
DuPont de Nemours, Inc.	212,916	17,493,179
Eastman Chemical Co.	58,305	5,908,046
Ecolab, Inc.	125,544	29,151,317
FMC Corp.	62,139	3,787,372
Freeport-McMoRan, Inc.	708,976	37,384,304
International Flavors & Fragrances, Inc.	126,146	12,132,722
International Paper Co.	171,098	7,714,809
LyondellBasell Industries NV, Class A	126,451	12,571,758
Mosaic Co.	162,254	5,018,516
Newmont Corp.	569,346	23,878,371
Nucor Corp.	121,444	20,505,819
Packaging Corp. of America	44,020	8,077,230
PPG Industries, Inc.	116,615	15,324,377
Reliance, Inc.	28,338	8,523,504
Royal Gold, Inc.	32,587	4,177,328
RPM International, Inc.	63,553	7,124,291
Sealed Air Corp.	70,840	2,753,551
Sonoco Products Co.	48,864	2,998,784
Steel Dynamics, Inc.	75,165	10,062,339
Westrock Co.	127,424	6,835,023
		353,939,469

Media & Entertainment 2.2%
Comcast Corp., Class A	1,959,331	78,432,020
Electronic Arts, Inc.	120,112	15,960,482
Fox Corp., Class A	178,334	6,140,040
Interpublic Group of Cos., Inc.	189,567	5,946,717
Liberty Media Corp.-Liberty Formula One, Class C *	113,866	8,442,025
Liberty Media Corp.-Liberty SiriusXM, Class C *	111,292	2,521,877
SECURITY	NUMBER OF SHARES	VALUE ($)
Match Group, Inc. *	133,537	4,090,238
News Corp., Class A	247,288	6,723,761
Omnicom Group, Inc.	97,820	9,093,347
Paramount Global, Class B	248,575	2,960,528
Sirius XM Holdings, Inc. (a)	321,637	907,016
Walt Disney Co.	907,025	94,248,968
		235,467,019

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
AbbVie, Inc.	873,022	140,766,067
Agilent Technologies, Inc.	144,932	18,900,582
Amgen, Inc.	264,547	80,911,700
Biogen, Inc. *	71,742	16,137,646
Bristol-Myers Squibb Co.	1,006,236	41,346,237
Bruker Corp.	45,967	3,011,298
Elanco Animal Health, Inc. *	242,919	4,294,808
Gilead Sciences, Inc.	616,466	39,620,270
Johnson & Johnson	1,190,350	174,588,635
Merck & Co., Inc.	1,253,022	157,304,382
Organon & Co.	127,503	2,719,639
Pfizer, Inc.	2,792,033	80,019,666
Royalty Pharma PLC, Class A	189,056	5,182,025
United Therapeutics Corp. *	23,334	6,419,883
Viatris, Inc.	591,105	6,265,713
		777,488,551

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	147,180	12,962,143
Jones Lang LaSalle, Inc. *	23,487	4,746,018
Zillow Group, Inc., Class C *	103,952	4,256,834
		21,964,995

Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc.	245,183	57,492,962
Applied Materials, Inc.	411,437	88,491,870
Entegris, Inc.	74,347	9,393,743
Intel Corp.	2,090,876	64,503,525
Lattice Semiconductor Corp. *	68,460	5,082,470
Microchip Technology, Inc.	266,969	25,957,396
Micron Technology, Inc.	545,967	68,245,875
NXP Semiconductors NV	127,465	34,683,227
ON Semiconductor Corp. *	211,396	15,440,364
QUALCOMM, Inc.	551,839	112,602,748
Skyworks Solutions, Inc.	79,164	7,335,336
Teradyne, Inc.	75,748	10,675,923
Texas Instruments, Inc.	449,624	87,681,176
Wolfspeed, Inc. *	63,150	1,622,955
		589,209,570

Software & Services 2.1%
Akamai Technologies, Inc. *	74,358	6,858,782
Aspen Technology, Inc. *	13,794	2,905,706
Bentley Systems, Inc., Class B	113,734	5,713,996
Cognizant Technology Solutions Corp., Class A	246,227	16,287,916
Gen Digital, Inc.	276,235	6,858,915
Guidewire Software, Inc. *	40,390	4,601,229
International Business Machines Corp.	452,456	75,492,284
Manhattan Associates, Inc. *	30,435	6,681,700
Oracle Corp.	788,386	92,390,955
VeriSign, Inc. *	43,436	7,571,763
		225,363,246

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.0%
Amphenol Corp., Class A	296,554	39,254,853
Arrow Electronics, Inc. *	26,690	3,504,664
CDW Corp.	66,240	14,812,589
Ciena Corp. *	71,884	3,462,652
Cisco Systems, Inc.	2,009,304	93,432,636
Cognex Corp.	85,581	3,895,647
Corning, Inc.	378,992	14,121,242
F5, Inc. *	28,983	4,897,257
Hewlett Packard Enterprise Co.	643,727	11,361,782
HP, Inc.	431,654	15,755,371
Jabil, Inc.	63,260	7,521,614
Juniper Networks, Inc.	159,328	5,683,230
Keysight Technologies, Inc. *	86,454	11,972,150
Motorola Solutions, Inc.	82,105	29,960,935
NetApp, Inc.	102,030	12,287,473
Seagate Technology Holdings PLC	96,346	8,983,301
TD SYNNEX Corp.	38,337	5,016,013
TE Connectivity Ltd.	152,573	22,840,178
Trimble, Inc. *	123,341	6,867,627
Western Digital Corp. *	160,202	12,061,609
		327,692,823

Telecommunication Services 1.4%
AT&T, Inc.	3,536,775	64,440,041
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	177,706	3,033,441
Verizon Communications, Inc.	2,078,925	85,547,764
		153,021,246

Transportation 3.1%
Alaska Air Group, Inc. *	62,817	2,639,570
American Airlines Group, Inc. *	323,204	3,716,846
Avis Budget Group, Inc.	9,082	1,032,896
CH Robinson Worldwide, Inc.	57,896	5,000,478
CSX Corp.	976,971	32,972,771
Delta Air Lines, Inc.	317,146	16,180,789
Expeditors International of Washington, Inc.	72,018	8,706,976
FedEx Corp.	113,719	28,880,077
Hertz Global Holdings, Inc. *	65,908	287,359
Knight-Swift Transportation Holdings, Inc.	80,316	3,875,247
Norfolk Southern Corp.	111,788	25,129,942
Southwest Airlines Co.	294,267	7,898,126
Uber Technologies, Inc. *	1,017,617	65,697,354
U-Haul Holding Co. *	4,442	280,868
U-Haul Holding Co., Non Voting Shares	48,839	2,968,923
Union Pacific Corp.	301,523	70,200,585
United Airlines Holdings, Inc. *	162,509	8,611,352
United Parcel Service, Inc., Class B	357,636	49,686,369
XPO, Inc. *	57,295	6,129,419
		339,895,947

Utilities 4.8%
AES Corp.	332,314	7,174,659
Alliant Energy Corp.	126,706	6,524,092
Ameren Corp.	130,355	9,564,146
American Electric Power Co., Inc.	259,801	23,447,040
American Water Works Co., Inc.	96,400	12,606,228
Atmos Energy Corp.	74,353	8,619,000
Avangrid, Inc.	34,407	1,238,996
CenterPoint Energy, Inc.	312,498	9,534,314
CMS Energy Corp.	145,777	9,173,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Consolidated Edison, Inc.	170,725	16,142,049
Dominion Energy, Inc.	413,810	22,312,635
DTE Energy Co.	101,870	11,870,911
Duke Energy Corp.	381,098	39,470,320
Edison International	189,793	14,585,592
Entergy Corp.	104,486	11,753,630
Essential Utilities, Inc.	123,930	4,675,879
Evergy, Inc.	113,335	6,194,891
Eversource Energy	172,856	10,238,261
Exelon Corp.	491,999	18,474,562
FirstEnergy Corp.	255,228	10,275,479
NextEra Energy, Inc.	1,014,527	81,182,451
NiSource, Inc.	204,228	5,934,866
NRG Energy, Inc.	111,872	9,061,632
OGE Energy Corp.	98,713	3,583,282
PG&E Corp.	1,053,615	19,534,022
Pinnacle West Capital Corp.	56,057	4,420,655
PPL Corp.	364,597	10,693,630
Public Service Enterprise Group, Inc.	246,626	18,684,386
Sempra	311,494	23,994,383
Southern Co.	539,008	43,196,101
UGI Corp.	102,593	2,612,018
Vistra Corp.	166,376	16,484,534
WEC Energy Group, Inc.	156,040	12,643,921
Xcel Energy, Inc.	272,914	15,133,081
		521,035,393
Total Common Stocks (Cost $8,303,597,345)		10,805,713,346

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	3,595,178	3,595,178
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	4,537,490	4,537,490
		8,132,668
Total Short-Term Investments (Cost $8,132,668)		8,132,668
Total Investments in Securities (Cost $8,311,730,013)		10,813,846,014

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/21/24	269	23,432,590	(45,909)
S&P 500 Index, e-mini, expires 06/21/24	9	2,382,975	99,719
			53,810

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,424,910.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$43,197,363	$3,034,970	($2,944,036 )	$532,714	$9,931,994	$53,753,005	733,529	$555,282

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$10,652,692,100	$—	$—	$10,652,692,100
Telecommunication Services	153,021,246	—	0 *	153,021,246
Short-Term Investments [1]	8,132,668	—	—	8,132,668
Futures Contracts [2]	99,719	—	—	99,719
Liabilities
Futures Contracts [2]	(45,909)	—	—	(45,909)
Total	$10,813,899,824	$—	$0	$10,813,899,824

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.0%
Autoliv, Inc.	199,006	25,387,195
BorgWarner, Inc.	621,974	22,179,593
Gentex Corp.	631,212	22,092,420
Harley-Davidson, Inc.	342,127	12,275,517
Lear Corp.	154,274	19,338,246
Thor Industries, Inc.	143,875	14,278,155
		115,551,126

Banks 3.0%
Bank OZK	284,167	11,900,914
BOK Financial Corp.	73,793	6,687,122
Comerica, Inc.	357,079	18,296,728
Commerce Bancshares, Inc.	320,583	17,837,238
Cullen/Frost Bankers, Inc.	173,628	17,637,132
East West Bancorp, Inc.	381,068	28,271,435
First Financial Bankshares, Inc.	347,514	10,418,470
First Horizon Corp.	1,511,818	23,947,197
Glacier Bancorp, Inc.	299,687	11,202,300
KeyCorp	2,530,503	36,363,328
New York Community Bancorp, Inc.	1,949,664	6,414,395
Pinnacle Financial Partners, Inc.	205,957	16,375,641
Popular, Inc.	195,299	17,383,564
Prosperity Bancshares, Inc.	253,113	15,768,940
SouthState Corp.	205,233	15,866,563
Synovus Financial Corp.	396,102	15,721,288
TFS Financial Corp.	137,227	1,808,652
Valley National Bancorp	1,154,638	8,232,569
Webster Financial Corp.	465,146	20,568,756
Western Alliance Bancorp	293,828	18,519,979
Zions Bancorp NA	399,983	17,275,266
		336,497,477

Capital Goods 15.1%
A O Smith Corp.	331,740	27,746,734
AAON, Inc.	182,366	13,686,568
Acuity Brands, Inc.	82,594	21,442,228
Advanced Drainage Systems, Inc.	184,716	32,046,379
AECOM	367,764	32,120,508
AGCO Corp.	167,752	18,004,822
Air Lease Corp.	279,028	13,292,894
Allegion PLC	237,561	28,939,681
API Group Corp. *	574,044	20,458,928
Applied Industrial Technologies, Inc.	104,517	20,171,781
Atkore, Inc.	99,316	15,110,929
Axon Enterprise, Inc. *	190,500	53,658,135
BWX Technologies, Inc.	247,524	22,804,386
Carlisle Cos., Inc.	131,265	54,906,837
Chart Industries, Inc. *	113,469	17,818,037
Comfort Systems USA, Inc.	96,323	31,530,371
Core & Main, Inc., Class A *	461,248	26,549,435
SECURITY	NUMBER OF SHARES	VALUE ($)
Crane Co.	132,194	19,707,481
Curtiss-Wright Corp.	103,463	29,261,406
Donaldson Co., Inc.	324,849	23,934,874
EMCOR Group, Inc.	127,239	49,452,710
Flowserve Corp.	355,274	17,657,118
Fortune Brands Innovations, Inc.	341,064	23,894,944
Generac Holdings, Inc. *	165,908	24,423,317
Graco, Inc.	456,181	36,836,616
Hexcel Corp.	227,745	15,684,798
Hubbell, Inc.	145,035	56,402,661
Huntington Ingalls Industries, Inc.	107,078	27,101,442
IDEX Corp.	204,529	42,672,931
ITT, Inc.	221,809	29,473,980
Lennox International, Inc.	86,546	43,498,020
Leonardo DRS, Inc. *	190,599	4,488,606
Lincoln Electric Holdings, Inc.	154,687	30,374,339
Masco Corp.	594,008	41,533,039
MasTec, Inc. *	163,267	18,326,721
MDU Resources Group, Inc.	550,387	13,891,768
Middleby Corp. *	144,860	18,673,903
Nordson Corp.	146,687	34,430,373
nVent Electric PLC	448,355	36,487,130
Oshkosh Corp.	176,782	20,105,417
Owens Corning	240,357	43,521,442
Pentair PLC	447,025	36,378,894
Plug Power, Inc. *(a)	1,468,327	4,889,529
RBC Bearings, Inc. *	78,410	23,152,905
Regal Rexnord Corp.	179,080	26,779,623
Sensata Technologies Holding PLC	408,842	16,893,351
Simpson Manufacturing Co., Inc.	115,416	19,149,823
SiteOne Landscape Supply, Inc. *	122,025	18,891,910
Snap-on, Inc.	142,784	38,960,042
Textron, Inc.	530,198	46,450,647
Timken Co.	175,359	15,236,943
Toro Co.	282,467	22,651,029
Trex Co., Inc. *	293,468	25,379,113
UFP Industries, Inc.	166,867	19,937,269
Valmont Industries, Inc.	56,423	14,184,742
Vertiv Holdings Co.	948,541	93,023,416
Watsco, Inc.	84,556	40,155,644
WESCO International, Inc.	118,885	21,338,669
WillScot Mobile Mini Holdings Corp. *	517,651	20,410,979
Woodward, Inc.	163,149	30,427,288
Zurn Elkay Water Solutions Corp.	381,418	11,942,198
		1,698,357,703

Commercial & Professional Services 4.2%
Booz Allen Hamilton Holding Corp., Class A	350,913	53,412,468
CACI International, Inc., Class A *	60,284	25,589,352
Clarivate PLC *	1,163,046	6,629,362
Clean Harbors, Inc. *	136,101	29,478,116
Concentrix Corp.	127,295	7,807,002
Dayforce, Inc. *	422,483	20,896,009

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dun & Bradstreet Holdings, Inc.	628,341	6,025,790
ExlService Holdings, Inc. *	446,297	13,326,428
FTI Consulting, Inc. *	94,185	20,230,938
Genpact Ltd.	446,596	14,764,464
KBR, Inc.	365,217	23,980,148
Leidos Holdings, Inc.	371,880	54,684,954
ManpowerGroup, Inc.	132,069	9,854,989
Maximus, Inc.	165,100	14,215,110
MSA Safety, Inc.	99,814	17,966,520
Parsons Corp. *	110,492	8,413,966
Paylocity Holding Corp. *	117,347	16,683,223
RB Global, Inc.	493,063	35,835,819
Robert Half, Inc.	281,901	18,106,501
Science Applications International Corp.	140,830	18,962,760
Stericycle, Inc. *	249,895	12,879,588
Tetra Tech, Inc.	144,622	30,296,863
TriNet Group, Inc.	84,862	8,823,102
		468,863,472

Consumer Discretionary Distribution & Retail 4.1%
Advance Auto Parts, Inc.	159,861	11,292,581
AutoNation, Inc. *	70,256	11,961,084
Bath & Body Works, Inc.	611,185	31,744,949
Burlington Stores, Inc. *	172,786	41,477,279
Dick's Sporting Goods, Inc.	157,374	35,824,617
Etsy, Inc. *	324,031	20,566,247
Five Below, Inc. *	149,331	20,627,091
Floor & Decor Holdings, Inc., Class A *	288,131	33,670,989
GameStop Corp., Class A *(a)	725,339	16,784,344
Gap, Inc.	580,382	16,807,863
Lithia Motors, Inc.	74,480	18,853,867
LKQ Corp.	723,694	31,140,553
Murphy USA, Inc.	51,286	22,501,732
Ollie's Bargain Outlet Holdings, Inc. *	166,215	13,701,102
Penske Automotive Group, Inc.	52,597	8,000,004
Pool Corp.	104,536	38,004,063
RH *	41,461	11,274,490
Valvoline, Inc. *	351,046	14,252,468
Wayfair, Inc., Class A *	249,369	14,834,962
Williams-Sonoma, Inc.	173,363	50,833,499
		464,153,784

Consumer Durables & Apparel 4.0%
Brunswick Corp.	186,226	15,369,232
Capri Holdings Ltd. *	315,372	10,896,103
Columbia Sportswear Co.	93,493	8,004,871
Crocs, Inc. *	163,607	25,463,793
Deckers Outdoor Corp. *	69,401	75,919,142
Hasbro, Inc.	353,118	21,109,394
Leggett & Platt, Inc.	360,795	4,185,222
Mattel, Inc. *	953,617	16,964,846
Meritage Homes Corp.	98,706	17,406,803
Mohawk Industries, Inc. *	142,840	17,416,481
Newell Brands, Inc.	1,027,183	7,929,853
Polaris, Inc.	143,513	11,997,687
PVH Corp.	161,405	19,370,214
Ralph Lauren Corp.	105,489	19,713,784
Skechers USA, Inc., Class A *	361,236	25,799,475
Tapestry, Inc.	620,756	26,996,678
Tempur Sealy International, Inc.	465,291	23,897,346
Toll Brothers, Inc.	281,889	34,288,978
TopBuild Corp. *	85,492	35,731,381
VF Corp.	892,270	11,849,346
SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	148,750	13,838,213
YETI Holdings, Inc. *	234,396	9,549,293
		453,698,135

Consumer Services 3.9%
ADT, Inc.	728,661	5,180,780
Aramark	710,239	22,834,184
Boyd Gaming Corp.	187,889	10,018,241
Bright Horizons Family Solutions, Inc. *	156,531	16,454,539
Caesars Entertainment, Inc. *	583,847	20,761,599
Cava Group, Inc. *	39,631	3,667,849
Choice Hotels International, Inc. (a)	66,857	7,567,544
Churchill Downs, Inc.	183,702	23,789,409
DraftKings, Inc., Class A *	1,261,077	44,301,635
H&R Block, Inc.	377,380	18,733,143
Hyatt Hotels Corp., Class A	119,519	17,625,467
Light & Wonder, Inc. *	243,353	23,235,344
Marriott Vacations Worldwide Corp.	89,247	8,056,327
MGM Resorts International *	739,018	29,686,353
Norwegian Cruise Line Holdings Ltd. *	1,150,812	19,103,479
Planet Fitness, Inc., Class A *	230,773	14,686,394
Service Corp. International	399,236	28,609,252
Texas Roadhouse, Inc.	180,692	31,200,087
Vail Resorts, Inc.	102,665	19,374,939
Wendy's Co.	450,378	7,859,096
Wingstop, Inc.	79,558	29,329,057
Wyndham Hotels & Resorts, Inc.	224,116	15,858,448
Wynn Resorts Ltd.	257,342	24,416,609
		442,349,775

Consumer Staples Distribution & Retail 1.3%
Albertsons Cos., Inc., Class A	1,089,522	22,487,734
BJ's Wholesale Club Holdings, Inc. *	360,681	31,765,176
Casey's General Stores, Inc.	100,371	33,301,090
Performance Food Group Co. *	420,778	29,286,149
U.S. Foods Holding Corp. *	611,708	32,316,534
		149,156,683

Energy 5.0%
Antero Midstream Corp.	920,582	13,486,526
Antero Resources Corp. *	764,320	27,232,722
APA Corp.	976,297	29,806,347
ChampionX Corp.	517,389	16,877,229
Chesapeake Energy Corp.	300,333	27,309,280
Chord Energy Corp.	167,025	30,968,105
Civitas Resources, Inc.	251,205	18,478,640
EQT Corp.	1,112,318	45,705,147
HF Sinclair Corp.	421,850	23,298,775
Marathon Oil Corp.	1,582,637	45,833,167
Matador Resources Co.	299,293	18,990,141
Murphy Oil Corp.	392,383	16,790,069
New Fortress Energy, Inc.	177,049	4,488,192
Noble Corp. PLC	300,914	13,980,464
NOV, Inc.	1,064,963	20,042,604
Ovintiv, Inc.	683,503	35,316,600
PBF Energy, Inc., Class A	294,084	13,624,912
Range Resources Corp.	652,970	24,101,123
Southwestern Energy Co. *	2,980,983	22,446,802
TechnipFMC PLC	1,177,219	30,831,366
Texas Pacific Land Corp.	50,388	30,953,852
Transocean Ltd. *	1,919,930	11,903,566

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valaris Ltd. *	169,101	13,088,417
Weatherford International PLC *	195,617	23,540,550
		559,094,596

Equity Real Estate Investment Trusts (REITs) 6.0%
Agree Realty Corp.	271,293	16,483,763
American Homes 4 Rent, Class A	860,191	31,001,284
Americold Realty Trust, Inc.	719,627	19,192,452
Apartment Income REIT Corp.	390,917	15,148,034
Boston Properties, Inc.	390,711	23,704,436
Brixmor Property Group, Inc.	811,164	18,259,302
Camden Property Trust	288,737	29,638,853
CubeSmart	608,321	25,738,061
EastGroup Properties, Inc.	129,046	21,315,818
Equity LifeStyle Properties, Inc.	504,151	31,645,558
Federal Realty Investment Trust	198,568	20,045,439
First Industrial Realty Trust, Inc.	357,590	16,849,641
Gaming & Leisure Properties, Inc.	722,320	32,432,168
Healthcare Realty Trust, Inc.	1,027,641	16,678,613
Healthpeak Properties, Inc.	1,915,133	38,111,147
Host Hotels & Resorts, Inc.	1,908,489	34,238,293
Kilroy Realty Corp.	288,358	9,668,644
Kimco Realty Corp.	1,801,556	34,878,124
Lamar Advertising Co., Class A	236,824	27,971,283
Medical Properties Trust, Inc. (a)	1,612,960	8,645,466
NNN REIT, Inc.	493,479	20,612,618
Omega Healthcare Investors, Inc.	662,701	21,425,123
Rayonier, Inc.	368,660	11,067,173
Regency Centers Corp.	444,184	27,272,897
Rexford Industrial Realty, Inc.	569,758	25,844,223
STAG Industrial, Inc.	490,594	17,200,226
UDR, Inc.	818,505	31,610,663
Vornado Realty Trust	432,959	10,616,155
WP Carey, Inc.	591,456	33,358,118
		670,653,575

Financial Services 6.8%
Affiliated Managers Group, Inc.	91,423	14,865,380
AGNC Investment Corp.	1,877,195	18,002,300
Ally Financial, Inc.	733,308	28,577,013
Annaly Capital Management, Inc.	1,351,951	26,633,435
Blackstone Mortgage Trust, Inc., Class A	466,452	8,134,923
Blue Owl Capital, Inc.	1,096,062	19,718,155
Carlyle Group, Inc.	585,940	25,171,982
Cboe Global Markets, Inc.	285,490	49,386,915
Corebridge Financial, Inc.	645,950	18,842,361
Credit Acceptance Corp. *	16,970	8,329,385
Equitable Holdings, Inc.	848,439	35,201,734
Essent Group Ltd.	287,979	16,328,409
Euronet Worldwide, Inc. *	118,552	13,820,792
FactSet Research Systems, Inc.	103,021	41,647,269
Interactive Brokers Group, Inc., Class A	289,180	36,355,710
Invesco Ltd.	1,213,791	19,068,657
Jack Henry & Associates, Inc.	197,080	32,455,134
Janus Henderson Group PLC	358,852	12,021,542
Jefferies Financial Group, Inc.	458,669	21,337,282
Lazard, Inc., Class A	304,852	12,264,196
MarketAxess Holdings, Inc.	102,499	20,390,126
MGIC Investment Corp.	736,831	15,473,451
Morningstar, Inc.	70,335	20,274,064
OneMain Holdings, Inc.	323,864	15,908,200
Rithm Capital Corp.	1,304,818	14,627,010
Robinhood Markets, Inc., Class A *	1,395,709	29,170,318
SEI Investments Co.	269,148	18,224,011
SoFi Technologies, Inc. *	2,640,280	18,217,932
SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	804,663	15,642,649
Stifel Financial Corp.	275,586	22,308,687
Toast, Inc., Class A *	1,011,008	24,496,724
Tradeweb Markets, Inc., Class A	313,040	34,124,490
Voya Financial, Inc.	278,813	21,139,602
Western Union Co.	948,655	12,142,784
WEX, Inc. *	115,478	21,631,339
		761,933,961

Food, Beverage & Tobacco 2.6%
Boston Beer Co., Inc., Class A *	25,403	7,968,159
Bunge Global SA	392,996	42,282,440
Campbell Soup Co.	532,218	23,619,835
Celsius Holdings, Inc. *	400,989	32,071,100
Coca-Cola Consolidated, Inc.	12,642	12,402,308
Darling Ingredients, Inc. *	431,789	17,444,276
Flowers Foods, Inc.	519,643	12,066,110
Ingredion, Inc.	176,415	20,742,876
J M Smucker Co.	287,097	32,051,509
Lamb Weston Holdings, Inc.	390,023	34,435,131
Lancaster Colony Corp.	55,085	10,218,267
Molson Coors Beverage Co., Class B	500,776	27,447,532
Pilgrim's Pride Corp. *	108,015	3,880,979
Post Holdings, Inc. *	136,310	14,526,557
Seaboard Corp.	661	2,208,487
		293,365,566

Health Care Equipment & Services 3.6%
Acadia Healthcare Co., Inc. *	249,164	17,164,908
agilon health, Inc. *	814,817	5,133,347
Chemed Corp.	40,765	22,598,893
DaVita, Inc. *	145,730	21,439,798
DENTSPLY SIRONA, Inc.	571,895	16,018,779
Encompass Health Corp.	270,903	23,403,310
Ensign Group, Inc.	151,720	18,394,533
Envista Holdings Corp. *	463,649	8,976,245
Guardant Health, Inc. *	328,261	8,895,873
HealthEquity, Inc. *	232,114	18,959,071
Henry Schein, Inc. *	350,890	24,330,713
Inspire Medical Systems, Inc. *	80,054	12,711,775
Lantheus Holdings, Inc. *	184,937	15,133,395
Masimo Corp. *	119,929	14,931,160
Option Care Health, Inc. *	479,145	14,288,104
Penumbra, Inc. *	104,412	19,782,942
QuidelOrtho Corp. *	133,745	5,910,191
R1 RCM, Inc. *	530,360	6,820,430
Shockwave Medical, Inc. *(b)	99,803	33,434,005
Teladoc Health, Inc. *	446,475	5,018,379
Teleflex, Inc.	127,106	26,574,051
Tenet Healthcare Corp. *	274,736	37,149,802
Universal Health Services, Inc., Class B	165,063	31,328,957
		408,398,661

Household & Personal Products 0.4%
Coty, Inc., Class A *	1,016,673	10,532,732
elf Beauty, Inc. *	150,148	28,064,163
Reynolds Consumer Products, Inc.	146,354	4,162,308
		42,759,203

Insurance 4.6%
American Financial Group, Inc.	176,372	22,912,487
Assurant, Inc.	140,503	24,373,055
Axis Capital Holdings Ltd.	209,503	15,478,082
CNA Financial Corp.	73,753	3,388,213

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Erie Indemnity Co., Class A	67,468	24,452,427
Everest Group Ltd.	117,366	45,881,890
F&G Annuities & Life, Inc.	47,045	1,901,088
Fidelity National Financial, Inc.	699,244	35,213,928
First American Financial Corp.	278,831	15,497,427
Globe Life, Inc.	231,328	19,144,705
Hanover Insurance Group, Inc.	96,982	12,794,835
Kinsale Capital Group, Inc.	59,497	22,824,239
Lincoln National Corp.	458,055	15,111,235
Loews Corp.	492,388	37,815,398
Old Republic International Corp.	704,787	22,398,131
Primerica, Inc.	94,841	21,423,634
Reinsurance Group of America, Inc.	178,289	37,405,032
RenaissanceRe Holdings Ltd.	142,502	32,470,506
RLI Corp.	108,469	15,834,305
Selective Insurance Group, Inc.	164,178	16,025,415
Unum Group	491,883	26,492,818
W R Berkley Corp.	548,000	44,404,440
		513,243,290

Materials 6.9%
Alcoa Corp.	482,204	21,347,171
AptarGroup, Inc.	178,610	26,378,911
Ashland, Inc.	135,624	13,585,456
ATI, Inc. *	344,549	21,134,636
Avery Dennison Corp.	217,760	49,559,998
Axalta Coating Systems Ltd. *	595,718	21,201,604
Berry Global Group, Inc.	313,546	18,775,135
Celanese Corp.	270,661	41,151,298
Cleveland-Cliffs, Inc. *	1,348,704	23,305,605
Commercial Metals Co.	314,741	17,726,213
Crown Holdings, Inc.	323,765	27,257,775
Eagle Materials, Inc.	93,014	21,615,524
Eastman Chemical Co.	317,158	32,137,620
FMC Corp.	336,839	20,530,337
Graphic Packaging Holding Co.	828,321	23,458,051
Huntsman Corp.	438,273	10,869,170
International Paper Co.	935,792	42,194,861
MP Materials Corp. *	387,716	6,288,754
Olin Corp.	324,508	17,445,550
Packaging Corp. of America	240,643	44,155,584
Reliance, Inc.	155,318	46,716,548
Royal Gold, Inc.	177,759	22,786,926
RPM International, Inc.	348,645	39,083,105
Sealed Air Corp.	389,714	15,148,183
Sonoco Products Co.	264,655	16,241,877
Steel Dynamics, Inc.	411,369	55,069,968
U.S. Steel Corp.	605,167	23,208,154
Westlake Corp.	86,677	13,916,859
Westrock Co.	695,187	37,289,831
		769,580,704

Media & Entertainment 2.9%
Cable One, Inc.	12,385	4,779,496
Endeavor Group Holdings, Inc., Class A	503,455	13,507,698
IAC, Inc. *	188,400	9,380,436
Interpublic Group of Cos., Inc.	1,035,652	32,488,403
Liberty Media Corp.-Liberty Formula One, Class C *	620,768	46,023,740
Liberty Media Corp.-Liberty SiriusXM, Class C *	602,958	13,663,028
Match Group, Inc. *	735,017	22,513,571
New York Times Co., Class A	443,221	22,692,915
News Corp., Class A	1,348,879	36,676,020
Nexstar Media Group, Inc.	87,133	14,437,067
Paramount Global, Class B	1,347,164	16,044,723
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinterest, Inc., Class A *	1,609,841	66,792,303
Roku, Inc. *	338,103	19,407,112
ZoomInfo Technologies, Inc. *	800,969	9,835,899
		328,242,411

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
10X Genomics, Inc., Class A *	281,679	6,315,243
Alkermes PLC *	451,940	10,575,396
Apellis Pharmaceuticals, Inc. *	275,205	10,801,796
BioMarin Pharmaceutical, Inc. *	509,383	38,239,382
Bio-Rad Laboratories, Inc., Class A *	56,568	16,227,097
Bio-Techne Corp.	425,337	32,831,763
Bruker Corp.	250,592	16,416,282
Catalent, Inc. *	488,844	26,294,919
Charles River Laboratories International, Inc. *	138,606	28,891,035
CRISPR Therapeutics AG *	214,720	11,539,053
Elanco Animal Health, Inc. *	1,330,374	23,521,012
Exact Sciences Corp. *	488,500	22,202,325
Exelixis, Inc. *	820,464	17,795,864
Halozyme Therapeutics, Inc. *	357,060	15,814,187
Intra-Cellular Therapies, Inc. *	259,213	17,429,482
Ionis Pharmaceuticals, Inc. *	387,432	14,555,820
Jazz Pharmaceuticals PLC *	170,211	17,914,708
Medpace Holdings, Inc. *	63,003	24,340,579
Natera, Inc. *	305,425	32,536,925
Neurocrine Biosciences, Inc. *	269,250	36,459,143
Organon & Co.	690,397	14,726,168
Perrigo Co. PLC	365,910	10,073,502
Repligen Corp. *	140,493	20,946,101
Roivant Sciences Ltd. *	913,952	9,468,543
Sarepta Therapeutics, Inc. *	253,128	32,871,202
Sotera Health Co. *	335,873	3,755,060
United Therapeutics Corp. *	127,148	34,982,229
Viatris, Inc.	3,241,945	34,364,617
		581,889,433

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc. *	128,497	25,965,389
Zillow Group, Inc., Class C *	570,032	23,342,810
		49,308,199

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	192,186	5,792,486
Amkor Technology, Inc.	279,324	9,103,169
Axcelis Technologies, Inc. *	88,250	9,927,243
Entegris, Inc.	406,155	51,317,684
Lattice Semiconductor Corp. *	373,247	27,709,857
MKS Instruments, Inc.	169,755	21,489,285
Onto Innovation, Inc. *	132,744	28,765,625
Power Integrations, Inc.	153,647	11,678,709
Qorvo, Inc. *	261,247	25,704,092
Rambus, Inc. *	290,184	16,035,568
Silicon Laboratories, Inc. *	86,374	10,897,808
SolarEdge Technologies, Inc. *	153,633	7,526,481
Universal Display Corp.	117,839	20,704,312
Wolfspeed, Inc. *	339,729	8,731,035
		255,383,354

Software & Services 6.1%
AppLovin Corp., Class A *	492,364	40,117,819
ASGN, Inc. *	127,768	11,998,693
Aspen Technology, Inc. *	75,720	15,950,418
Bentley Systems, Inc., Class B	622,892	31,294,094
Bill Holdings, Inc. *	258,796	13,470,332

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	879,296	9,830,529
Confluent, Inc., Class A *	592,471	15,386,472
DocuSign, Inc. *	551,573	30,193,106
Dolby Laboratories, Inc., Class A	161,080	13,049,091
DoubleVerify Holdings, Inc. *	376,905	6,859,671
Dropbox, Inc., Class A *	692,759	15,607,860
DXC Technology Co. *	494,984	7,697,001
Dynatrace, Inc. *	648,577	29,659,426
Elastic NV *	220,982	22,993,177
Five9, Inc. *	196,444	9,185,721
GoDaddy, Inc., Class A *	380,876	53,181,716
Guidewire Software, Inc. *	221,648	25,250,140
Informatica, Inc., Class A *	106,444	3,070,909
Manhattan Associates, Inc. *	166,329	36,515,869
Nutanix, Inc., Class A *	656,353	36,306,166
Okta, Inc. *	427,463	37,907,419
Procore Technologies, Inc. *	240,394	16,137,649
PTC, Inc. *	323,088	56,941,029
Qualys, Inc. *	99,356	13,971,441
Smartsheet, Inc., Class A *	368,649	13,640,013
SPS Commerce, Inc. *	99,330	18,682,980
Twilio, Inc., Class A *	489,746	28,111,420
Tyler Technologies, Inc. *	113,927	54,725,974
UiPath, Inc., Class A *	1,097,941	13,460,757
		681,196,892

Technology Hardware & Equipment 4.7%
Arrow Electronics, Inc. *	145,613	19,120,443
Ciena Corp. *	392,134	18,889,095
Cognex Corp.	464,882	21,161,429
Coherent Corp. *	357,256	20,385,027
Dell Technologies, Inc., Class C	721,236	100,655,696
F5, Inc. *	159,024	26,870,285
IPG Photonics Corp. *	79,885	6,928,426
Jabil, Inc.	344,986	41,018,835
Juniper Networks, Inc.	870,471	31,049,701
Littelfuse, Inc.	67,249	17,256,093
NetApp, Inc.	556,907	67,068,310
Novanta, Inc. *	96,748	15,688,656
Pure Storage, Inc., Class A *	803,314	48,431,801
TD SYNNEX Corp.	210,020	27,479,017
Ubiquiti, Inc.	11,249	1,610,407
Western Digital Corp. *	876,901	66,021,876
		529,635,097

Telecommunication Services 0.4%
Frontier Communications Parent, Inc. *	598,028	15,943,426
GCI Liberty, Inc. *(b)	1,240	0
Iridium Communications, Inc.	335,325	10,096,636
Liberty Global Ltd., Class C *	972,000	16,592,040
		42,632,102

Transportation 2.0%
Alaska Air Group, Inc. *	341,509	14,350,208
American Airlines Group, Inc. *	1,770,851	20,364,787
Avis Budget Group, Inc.	49,692	5,651,471
CH Robinson Worldwide, Inc.	315,619	27,260,013
GXO Logistics, Inc. *	321,970	16,172,553
Hertz Global Holdings, Inc. *	354,820	1,547,015
Joby Aviation, Inc. *(a)	998,477	4,862,583
Knight-Swift Transportation Holdings, Inc.	436,443	21,058,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Landstar System, Inc.	97,055	17,666,922
Lyft, Inc., Class A *	934,817	14,592,493
Saia, Inc. *	71,720	29,367,906
U-Haul Holding Co. *	25,908	1,638,163
U-Haul Holding Co., Non Voting Shares	266,894	16,224,486
XPO, Inc. *	314,004	33,592,148
		224,349,123

Utilities 3.4%
AES Corp.	1,808,929	39,054,777
Alliant Energy Corp.	690,254	35,541,179
Black Hills Corp.	183,996	10,386,574
Essential Utilities, Inc.	680,110	25,660,550
IDACORP, Inc.	136,693	13,050,081
National Fuel Gas Co.	249,334	14,251,931
NiSource, Inc.	1,117,986	32,488,673
NRG Energy, Inc.	610,647	49,462,407
OGE Energy Corp.	541,389	19,652,421
Pinnacle West Capital Corp.	306,844	24,197,718
Portland General Electric Co.	273,077	12,168,311
UGI Corp.	566,696	14,428,080
Vistra Corp.	908,438	90,008,037
		380,350,739
Total Common Stocks (Cost $8,869,494,698)		11,220,645,061

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	1,668,676	1,668,676
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	32,157,065	32,157,065
		33,825,741
Total Short-Term Investments (Cost $33,825,741)		33,825,741
Total Investments in Securities (Cost $8,903,320,439)		11,254,470,802

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/21/24	151	45,177,690	(43,216)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,994,505.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,769,614,298	$—	$—	$10,769,614,298
Health Care Equipment & Services	374,964,656	—	33,434,005	408,398,661
Telecommunication Services	42,632,102	—	0 *	42,632,102
Short-Term Investments[1]	33,825,741	—	—	33,825,741
Liabilities
Futures Contracts[2]	(43,216)	—	—	(43,216)
Total	$11,220,993,581	$—	$33,434,005	$11,254,427,586

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	432,747	12,220,775
American Axle & Manufacturing Holdings, Inc. *	561,358	4,288,775
Canoo, Inc. *(a)	226,155	508,849
Dana, Inc.	609,909	8,575,321
Dorman Products, Inc. *	134,280	12,349,732
Faraday Future Intelligent Electric, Inc. *(a)	179,300	104,604
Fox Factory Holding Corp. *	202,233	9,428,102
Garrett Motion, Inc. *	664,276	6,031,626
Gentherm, Inc. *	156,343	8,433,141
Goodyear Tire & Rubber Co. *	1,348,054	16,594,545
Harley-Davidson, Inc.	603,037	21,636,968
Holley, Inc. *	238,513	915,890
LCI Industries	120,375	13,226,805
Luminar Technologies, Inc. *(a)	1,325,726	2,174,191
Mobileye Global, Inc., Class A *(a)	362,878	9,311,449
Modine Manufacturing Co. *	247,884	25,016,453
Mullen Automotive, Inc. *(a)	15,652	70,904
Patrick Industries, Inc.	98,943	11,338,868
Phinia, Inc.	222,415	9,955,295
QuantumScape Corp. *	1,652,751	9,767,758
Solid Power, Inc. *	578,452	1,023,860
Standard Motor Products, Inc.	89,498	2,748,484
Stoneridge, Inc. *	129,350	2,052,784
Thor Industries, Inc.	253,527	25,160,019
Visteon Corp. *	131,857	14,684,914
Winnebago Industries, Inc.	138,552	8,597,152
Workhorse Group, Inc. *	1,310,429	255,403
XPEL, Inc. *	101,269	3,848,222
		240,320,889

Banks 6.8%
1st Source Corp.	79,812	4,103,933
Amerant Bancorp, Inc.	126,453	2,787,024
Ameris Bancorp	307,121	15,340,694
Arrow Financial Corp.	81,483	2,046,038
Associated Banc-Corp.	706,826	15,140,213
Atlantic Union Bankshares Corp.	424,454	13,849,934
Axos Financial, Inc. *	240,892	12,976,852
Banc of California, Inc.	656,735	9,102,347
BancFirst Corp.	68,772	5,924,708
Bancorp, Inc. *	255,258	8,574,116
Bank First Corp.	40,309	3,290,827
Bank of Hawaii Corp.	188,393	10,877,812
Bank of Marin Bancorp	66,691	1,025,708
Bank OZK	498,953	20,896,152
BankUnited, Inc.	353,547	10,143,263
Banner Corp.	162,940	7,630,480
Berkshire Hills Bancorp, Inc.	203,017	4,513,068
SECURITY	NUMBER OF SHARES	VALUE ($)
Brookline Bancorp, Inc.	424,701	3,673,664
Byline Bancorp, Inc.	138,876	3,208,036
Cadence Bank	866,363	24,734,664
Camden National Corp.	69,045	2,238,439
Capitol Federal Financial, Inc.	594,676	3,074,475
Cathay General Bancorp	345,244	12,718,789
Central Pacific Financial Corp.	130,511	2,646,763
Citizens Financial Services, Inc.	22,193	930,996
City Holding Co.	70,335	7,189,644
Columbia Banking System, Inc.	990,849	19,103,569
Columbia Financial, Inc. *	133,518	1,936,011
Community Financial System, Inc.	253,418	11,520,382
Community Trust Bancorp, Inc.	72,340	3,046,237
ConnectOne Bancorp, Inc.	171,308	3,193,181
CrossFirst Bankshares, Inc. *	207,161	2,711,738
Customers Bancorp, Inc. *	134,033	6,071,695
CVB Financial Corp.	627,998	10,387,087
Dime Community Bancshares, Inc.	165,386	3,054,679
Eagle Bancorp, Inc.	140,533	2,533,810
Eastern Bankshares, Inc.	744,030	10,193,211
Enterprise Financial Services Corp.	177,888	6,882,487
FB Financial Corp.	166,997	6,178,889
Financial Institutions, Inc.	73,630	1,296,624
First BanCorp	800,508	14,193,007
First Bancorp/Southern Pines NC	195,158	6,157,235
First Bancshares, Inc.	133,133	3,374,922
First Busey Corp.	247,749	5,601,605
First Commonwealth Financial Corp.	481,565	6,505,943
First Community Bankshares, Inc.	77,547	2,693,983
First Financial Bancorp	450,760	10,051,948
First Financial Bankshares, Inc.	608,705	18,248,976
First Financial Corp.	50,403	1,866,927
First Foundation, Inc.	237,659	1,406,941
First Hawaiian, Inc.	607,262	12,345,636
First Interstate BancSystem, Inc., Class A	388,627	10,314,161
First Merchants Corp.	283,375	9,365,544
First Mid Bancshares, Inc.	103,817	3,295,152
First of Long Island Corp.	100,616	1,006,160
Flushing Financial Corp.	136,335	1,734,181
FNB Corp.	1,702,969	23,449,883
Fulton Financial Corp.	855,444	14,405,677
German American Bancorp, Inc.	141,136	4,466,954
Glacier Bancorp, Inc.	526,396	19,676,683
Great Southern Bancorp, Inc.	41,033	2,153,822
Hancock Whitney Corp.	409,022	19,113,598
Hanmi Financial Corp.	143,253	2,257,667
HarborOne Bancorp, Inc.	189,899	1,976,849
HBT Financial, Inc.	60,813	1,185,854
Heartland Financial USA, Inc.	184,817	8,124,555
Heritage Commerce Corp.	286,456	2,334,616
Heritage Financial Corp.	164,214	2,977,200
Hilltop Holdings, Inc.	219,525	6,715,270
Home BancShares, Inc.	888,665	20,901,401
HomeStreet, Inc.	85,205	777,922
Hope Bancorp, Inc.	572,225	6,025,529

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Horizon Bancorp, Inc.	183,919	2,247,490
Independent Bank Corp.	202,964	10,308,542
Independent Bank Group, Inc.	170,777	7,862,573
International Bancshares Corp.	253,699	14,417,714
Kearny Financial Corp.	303,286	1,719,632
Lakeland Financial Corp.	120,864	7,497,194
Live Oak Bancshares, Inc.	156,862	5,408,602
Mercantile Bank Corp.	71,000	2,720,010
Metrocity Bankshares, Inc.	87,402	2,154,459
Midland States Bancorp, Inc.	101,842	2,313,850
National Bank Holdings Corp., Class A	179,602	6,550,085
NB Bancorp, Inc. *	178,181	2,694,097
NBT Bancorp, Inc.	224,001	8,328,357
Nicolet Bankshares, Inc.	61,078	4,918,611
Northfield Bancorp, Inc.	185,262	1,641,421
Northwest Bancshares, Inc.	603,392	6,607,142
OceanFirst Financial Corp.	284,791	4,286,105
OFG Bancorp	223,883	8,319,492
Old National Bancorp	1,489,938	25,463,040
Old Second Bancorp, Inc.	188,761	2,729,484
Origin Bancorp, Inc.	138,820	4,340,901
Pacific Premier Bancorp, Inc.	454,267	10,102,898
Park National Corp.	68,031	9,351,541
Pathward Financial, Inc.	120,567	6,427,427
Peapack-Gladstone Financial Corp.	74,579	1,618,364
Peoples Bancorp, Inc.	156,047	4,548,770
Pinnacle Financial Partners, Inc.	361,692	28,758,131
Popular, Inc.	342,756	30,508,712
Preferred Bank	59,279	4,429,327
Premier Financial Corp.	168,038	3,312,029
Prosperity Bancshares, Inc.	445,590	27,760,257
Provident Financial Services, Inc.	614,646	8,850,902
QCR Holdings, Inc.	79,888	4,527,253
Renasant Corp.	266,404	8,024,088
Republic Bancorp, Inc., Class A	41,220	2,134,784
S&T Bancorp, Inc.	182,007	5,807,843
Sandy Spring Bancorp, Inc.	213,329	5,000,432
Seacoast Banking Corp. of Florida	398,840	9,440,543
ServisFirst Bancshares, Inc.	232,890	14,392,602
Simmons First National Corp., Class A	592,611	10,299,579
Southside Bancshares, Inc.	136,170	3,650,718
SouthState Corp.	361,252	27,928,392
Stellar Bancorp, Inc.	223,756	5,054,648
Stock Yards Bancorp, Inc.	128,446	6,017,695
Synovus Financial Corp.	695,680	27,611,539
Texas Capital Bancshares, Inc. *	224,828	13,552,632
TFS Financial Corp.	239,658	3,158,692
Tompkins Financial Corp.	60,086	2,818,634
Towne Bank	326,211	8,869,677
TriCo Bancshares	158,716	6,043,905
Triumph Financial, Inc. *	102,674	7,628,678
TrustCo Bank Corp.	91,765	2,551,067
Trustmark Corp.	290,188	8,458,980
UMB Financial Corp.	207,266	17,087,009
United Bankshares, Inc.	639,024	20,729,939
United Community Banks, Inc.	564,810	14,493,025
Univest Financial Corp.	139,935	3,050,583
Valley National Bancorp	2,027,217	14,454,057
Veritex Holdings, Inc.	258,302	5,269,361
WaFd, Inc.	321,584	9,007,568
Washington Trust Bancorp, Inc.	79,702	2,092,178
WesBanco, Inc.	282,094	7,785,794
Westamerica BanCorp	126,809	6,190,815
Wintrust Financial Corp.	291,000	28,695,510
WSFS Financial Corp.	288,189	12,697,607
		1,134,177,026

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 12.7%
374Water, Inc. *(a)	228,902	292,995
3D Systems Corp. *	627,969	2,210,451
AAON, Inc.	320,816	24,077,241
AAR Corp. *	158,135	11,226,004
AeroVironment, Inc. *	132,895	26,864,724
Air Lease Corp.	489,883	23,338,026
Alamo Group, Inc.	48,930	9,296,211
Albany International Corp., Class A	147,798	12,964,841
Allison Transmission Holdings, Inc.	424,497	32,181,118
Ameresco, Inc., Class A *	154,097	5,627,622
American Woodmark Corp. *	76,479	6,585,607
Amprius Technologies, Inc. *(a)	80,812	112,329
API Group Corp. *	1,008,697	35,949,961
Apogee Enterprises, Inc.	104,995	6,821,525
Applied Industrial Technologies, Inc.	183,591	35,433,063
Archer Aviation, Inc., Class A *(a)	875,467	2,862,777
Arcosa, Inc.	231,572	20,357,495
Argan, Inc.	59,215	4,182,355
Armstrong World Industries, Inc.	210,169	24,337,570
Array Technologies, Inc. *	673,809	9,554,612
Astec Industries, Inc.	106,840	3,471,232
Atkore, Inc.	174,831	26,600,537
Atmus Filtration Technologies, Inc. *	395,872	12,208,692
AZEK Co., Inc. *	693,134	33,242,707
AZZ, Inc.	137,824	11,560,677
Babcock & Wilcox Enterprises, Inc. *	275,423	322,245
Barnes Group, Inc.	240,853	9,270,432
Beacon Roofing Supply, Inc. *	300,947	29,209,916
Blink Charging Co. *(a)	294,000	914,340
Bloom Energy Corp., Class A *(a)	998,515	16,295,765
Blue Bird Corp. *	82,277	4,690,612
BlueLinx Holdings, Inc. *	41,888	4,309,856
Boise Cascade Co.	188,018	25,812,991
BWX Technologies, Inc.	435,136	40,089,080
Cadre Holdings, Inc.	84,523	2,775,735
ChargePoint Holdings, Inc. *(a)	1,665,005	2,797,208
Chart Industries, Inc. *	199,515	31,329,840
Columbus McKinnon Corp.	136,732	5,346,221
Comfort Systems USA, Inc.	169,136	55,364,978
Construction Partners, Inc., Class A *	208,322	12,126,424
Core & Main, Inc., Class A *	810,179	46,633,903
Crane Co.	232,307	34,632,328
CSW Industrials, Inc.	73,929	18,797,188
Custom Truck One Source, Inc. *	288,348	1,375,420
Desktop Metal, Inc., Class A *(a)	1,162,115	655,084
Distribution Solutions Group, Inc. *	50,370	1,681,351
DNOW, Inc. *	507,231	7,400,500
Douglas Dynamics, Inc.	110,829	2,755,209
Ducommun, Inc. *	64,942	3,778,326
DXP Enterprises, Inc. *	63,520	3,155,674
Dycom Industries, Inc. *	139,131	25,038,015
Encore Wire Corp.	74,828	21,605,088
Energy Recovery, Inc. *	270,826	3,656,151
Energy Vault Holdings, Inc. *(a)	372,035	487,366
Enerpac Tool Group Corp.	256,385	10,081,058
EnerSys	191,655	20,668,075
Enovix Corp. *(a)	657,647	6,984,211
Enpro, Inc.	99,253	15,211,515
Esab Corp.	269,230	27,682,229
ESCO Technologies, Inc.	122,468	13,364,933
ESS Tech, Inc. *	406,725	303,173
Eve Holding, Inc. *(a)	149,828	738,652
Federal Signal Corp.	289,483	26,638,226
Flowserve Corp.	622,591	30,942,773
Fluence Energy, Inc. *	277,727	6,979,280
Fluor Corp. *	809,823	35,146,318
Franklin Electric Co., Inc.	188,493	18,751,284

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FTAI Aviation Ltd.	475,640	40,105,965
FTC Solar, Inc. *	304,873	157,955
FuelCell Energy, Inc. *(a)	2,132,896	1,915,341
Gates Industrial Corp. PLC *	876,428	15,267,376
GATX Corp.	168,751	23,280,888
Gibraltar Industries, Inc. *	145,113	10,950,227
Global Industrial Co.	60,526	2,094,805
GMS, Inc. *	188,869	17,746,131
Gorman-Rupp Co.	114,982	3,971,478
GrafTech International Ltd. *	896,231	1,478,781
Granite Construction, Inc.	209,282	13,036,176
Great Lakes Dredge & Dock Corp. *	321,183	2,938,824
Greenbrier Cos., Inc.	146,958	8,119,429
Griffon Corp.	181,730	12,274,044
H&E Equipment Services, Inc.	151,181	7,161,444
Hayward Holdings, Inc. *	598,256	8,668,729
Helios Technologies, Inc.	156,599	7,842,478
Herc Holdings, Inc.	134,176	19,464,912
Hexcel Corp.	400,842	27,605,989
Hillenbrand, Inc.	334,087	15,531,705
Hillman Solutions Corp. *	925,377	8,504,215
Hyliion Holdings Corp. *	619,316	916,588
Hyster-Yale Materials Handling, Inc.	51,747	3,756,315
Hyzon Motors, Inc. *(a)	405,918	216,151
IES Holdings, Inc. *	39,458	6,015,372
Insteel Industries, Inc.	91,548	3,009,183
Janus International Group, Inc. *	433,423	6,015,911
JELD-WEN Holding, Inc. *	404,125	6,267,979
John Bean Technologies Corp.	151,063	14,431,048
Kadant, Inc.	55,586	15,898,152
Kennametal, Inc.	376,081	9,684,086
Kratos Defense & Security Solutions, Inc. *	693,353	15,073,494
Leonardo DRS, Inc. *	335,370	7,897,963
Lindsay Corp.	52,124	5,984,878
Manitowoc Co., Inc. *	164,377	2,043,206
Markforged Holding Corp. *	537,724	226,005
MasTec, Inc. *	286,799	32,193,188
Masterbrand, Inc. *	603,400	10,082,814
McGrath RentCorp	116,335	12,678,188
MDU Resources Group, Inc.	965,945	24,380,452
Mercury Systems, Inc. *	249,062	7,708,469
Microvast Holdings, Inc. *	1,043,353	390,110
Moog, Inc., Class A	136,679	23,157,523
MRC Global, Inc. *	401,418	5,334,845
MSC Industrial Direct Co., Inc., Class A	217,396	18,674,316
Mueller Industries, Inc.	539,897	31,805,332
Mueller Water Products, Inc., Class A	741,803	13,767,864
MYR Group, Inc. *	79,355	12,304,786
National Presto Industries, Inc.	24,545	1,828,112
Net Power, Inc. *	121,993	1,282,146
NEXTracker, Inc., Class A *	583,484	32,190,812
Nikola Corp. *(a)	4,998,639	2,558,803
Omega Flex, Inc.	15,558	921,189
Oshkosh Corp.	310,491	35,312,141
Powell Industries, Inc.	43,976	7,909,523
Preformed Line Products Co.	13,674	1,836,965
Primoris Services Corp.	253,046	13,856,799
Proto Labs, Inc. *	121,595	3,765,797
Quanex Building Products Corp.	157,505	5,191,365
RBC Bearings, Inc. *	137,576	40,623,441
Resideo Technologies, Inc. *	693,699	14,983,898
REV Group, Inc.	185,778	5,092,175
Rocket Lab USA, Inc. *	1,239,717	5,417,563
Rush Enterprises, Inc., Class A	293,453	13,243,534
Rush Enterprises, Inc., Class B	41,040	1,734,761
SES AI Corp. *	687,002	858,752
SECURITY	NUMBER OF SHARES	VALUE ($)
Shoals Technologies Group, Inc., Class A *	803,862	6,326,394
Shyft Group, Inc.	150,748	1,909,977
Simpson Manufacturing Co., Inc.	202,739	33,638,455
SiteOne Landscape Supply, Inc. *	214,451	33,201,304
Southland Holdings, Inc. *	42,534	250,525
Spirit AeroSystems Holdings, Inc., Class A *	551,435	16,719,509
SPX Technologies, Inc. *	216,878	30,237,131
Standex International Corp.	56,222	9,457,103
Stem, Inc. *(a)	698,040	928,393
Sterling Infrastructure, Inc. *	146,491	17,999,349
SunPower Corp. *(a)	403,261	1,346,892
Sunrun, Inc. *	1,033,408	14,943,080
Symbotic, Inc. *(a)	159,209	6,299,900
Tecnoglass, Inc.	97,778	5,144,101
Tennant Co.	88,787	9,114,873
Terex Corp.	318,120	18,982,220
Terran Orbital Corp. *(a)	694,222	636,879
Thermon Group Holdings, Inc. *	160,988	5,434,955
Tigo Energy, Inc. *	29,579	44,960
Timken Co.	308,550	26,809,909
Titan International, Inc. *	240,123	1,985,817
Titan Machinery, Inc. *	94,534	1,779,130
TPI Composites, Inc. *(a)	227,404	1,246,174
Transcat, Inc. *	42,145	5,369,273
Trinity Industries, Inc.	387,983	12,202,065
Triumph Group, Inc. *	366,018	5,164,514
Tutor Perini Corp. *	204,538	4,512,108
UFP Industries, Inc.	293,545	35,072,757
V2X, Inc. *	55,400	2,665,294
Valmont Industries, Inc.	99,320	24,969,048
Velo3D, Inc. *	699,090	104,863
Vicor Corp. *	107,264	3,753,167
Virgin Galactic Holdings, Inc. *(a)	1,680,452	1,453,087
Wabash National Corp.	214,862	4,858,030
Watts Water Technologies, Inc., Class A	130,126	25,911,990
Xometry, Inc., Class A *	195,251	2,995,150
Zurn Elkay Water Solutions Corp.	669,212	20,953,028
		2,128,219,635

Commercial & Professional Services 4.0%
ABM Industries, Inc.	298,954	14,131,556
ACCO Brands Corp.	445,170	2,265,915
ACV Auctions, Inc., Class A *	646,623	11,542,220
Alight, Inc., Class A *	1,734,567	13,442,894
Barrett Business Services, Inc.	31,796	4,207,883
Blacksky Technology, Inc. *(a)	386,288	421,054
Brady Corp., Class A	212,696	14,520,756
BrightView Holdings, Inc. *	269,076	3,715,940
Brink's Co.	214,313	22,125,674
Casella Waste Systems, Inc., Class A *	270,837	27,243,494
CBIZ, Inc. *	235,913	17,886,924
Cimpress PLC *	84,878	7,003,284
Clarivate PLC *(a)	2,044,509	11,653,701
Concentrix Corp.	223,807	13,726,083
Conduent, Inc. *	804,004	2,814,014
CoreCivic, Inc. *	539,341	8,656,423
CRA International, Inc.	33,276	5,855,578
CSG Systems International, Inc.	134,146	5,788,400
Deluxe Corp.	208,001	4,727,863
Driven Brands Holdings, Inc. *	285,177	3,276,684
Dun & Bradstreet Holdings, Inc.	1,109,123	10,636,490
Ennis, Inc.	121,821	2,561,896
Enviri Corp. *	384,400	3,401,940
ExlService Holdings, Inc. *	784,467	23,424,185

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	240,452	22,871,794
First Advantage Corp.	242,982	3,902,291
FiscalNote Holdings, Inc. *	325,877	417,123
Forrester Research, Inc. *	54,061	972,557
Franklin Covey Co. *	55,073	2,037,701
FTI Consulting, Inc. *	165,458	35,540,378
GEO Group, Inc. *	581,369	8,453,105
Healthcare Services Group, Inc. *	347,912	3,750,491
Heidrick & Struggles International, Inc.	96,148	3,295,953
HireRight Holdings Corp. *	55,280	790,504
HNI Corp.	220,591	10,378,807
Huron Consulting Group, Inc. *	89,044	7,863,476
ICF International, Inc.	82,236	11,739,189
Insperity, Inc.	168,537	15,963,825
Interface, Inc.	277,773	4,474,923
Kelly Services, Inc., Class A	150,171	3,264,717
Kforce, Inc.	85,154	5,263,369
Korn Ferry	249,376	16,443,853
LanzaTech Global, Inc. *(a)	376,609	998,014
Legalzoom.com, Inc. *	558,930	4,907,405
Liquidity Services, Inc. *	104,816	2,055,442
ManpowerGroup, Inc.	231,599	17,281,917
Matthews International Corp., Class A	144,794	4,102,014
Maximus, Inc.	289,499	24,925,864
MillerKnoll, Inc.	344,352	9,497,228
Montrose Environmental Group, Inc. *	132,422	6,225,158
MSA Safety, Inc.	175,503	31,590,540
NV5 Global, Inc. *	60,265	5,663,705
OPENLANE, Inc. *	514,345	8,872,451
Parsons Corp. *	194,054	14,777,212
Paycor HCM, Inc. *	302,287	3,739,290
Pitney Bowes, Inc.	733,338	3,974,692
Planet Labs PBC *	925,546	1,721,516
Resources Connection, Inc.	150,348	1,721,485
Science Applications International Corp.	247,147	33,278,343
Steelcase, Inc., Class A	446,422	6,098,124
Stericycle, Inc. *	439,926	22,673,786
Sterling Check Corp. *	140,244	2,156,953
TriNet Group, Inc.	148,418	15,431,019
TrueBlue, Inc. *	144,653	1,562,252
TTEC Holdings, Inc.	88,417	555,259
UniFirst Corp.	71,941	11,409,843
Upwork, Inc. *	595,570	6,295,175
Verra Mobility Corp. *	791,133	21,075,783
Vestis Corp.	623,794	7,685,142
Viad Corp. *	100,169	3,500,907
VSE Corp.	63,669	5,211,944
		671,443,370

Consumer Discretionary Distribution & Retail 3.5%
1-800-Flowers.com, Inc., Class A *	137,817	1,334,069
Aaron's Co., Inc.	142,352	1,207,145
Abercrombie & Fitch Co., Class A *	239,616	41,422,418
Academy Sports & Outdoors, Inc.	352,304	20,324,418
Advance Auto Parts, Inc.	280,685	19,827,588
American Eagle Outfitters, Inc.	881,004	19,355,658
America's Car-Mart, Inc. *	27,110	1,633,920
Arhaus, Inc.	196,992	3,705,419
Arko Corp.	339,587	2,037,522
Asbury Automotive Group, Inc. *	97,784	22,986,085
AutoNation, Inc. *	123,219	20,978,035
BARK, Inc. *	484,091	629,318
Beyond, Inc. *	213,728	3,233,705
Big Lots, Inc. *(a)	127,486	443,651
SECURITY	NUMBER OF SHARES	VALUE ($)
Boot Barn Holdings, Inc. *	143,760	17,097,377
Buckle, Inc.	139,927	5,392,787
Caleres, Inc.	159,711	5,538,777
Camping World Holdings, Inc., Class A	199,671	4,013,387
CarParts.com, Inc. *	245,262	289,409
Carvana Co. *	487,112	48,701,458
Chewy, Inc., Class A *	570,621	12,102,871
Children's Place, Inc. *(a)	58,109	711,835
Designer Brands, Inc., Class A	199,130	2,001,256
Dillard's, Inc., Class A	16,294	7,289,121
Foot Locker, Inc.	387,557	10,746,956
Gap, Inc.	1,021,260	29,575,690
Genesco, Inc. *	50,727	1,445,719
Group 1 Automotive, Inc.	63,036	19,602,935
Groupon, Inc. *(a)	115,841	1,833,763
GrowGeneration Corp. *	281,083	711,140
Guess?, Inc.	130,691	3,041,180
Haverty Furniture Cos., Inc.	64,639	1,836,394
Hibbett, Inc.	56,359	4,879,562
Kohl's Corp.	525,940	11,775,797
Lands' End, Inc. *	53,452	763,829
Leslie's, Inc. *	883,998	5,056,469
Macy's, Inc.	1,301,606	25,355,285
MarineMax, Inc. *	96,241	2,740,944
Monro, Inc.	141,506	3,346,617
Murphy USA, Inc.	90,129	39,544,099
National Vision Holdings, Inc. *	372,087	5,614,793
Nordstrom, Inc.	464,411	10,263,483
ODP Corp. *	158,209	6,195,464
Ollie's Bargain Outlet Holdings, Inc. *	292,250	24,090,167
Petco Health & Wellness Co., Inc. *	397,898	1,535,886
PetMed Express, Inc.	103,727	441,877
Qurate Retail, Inc. *	1,628,335	1,158,723
Revolve Group, Inc. *	186,921	3,566,453
Sally Beauty Holdings, Inc. *	495,064	6,029,879
Savers Value Village, Inc. *	104,700	1,419,732
Shoe Carnival, Inc.	85,308	3,220,377
Signet Jewelers Ltd.	210,195	23,014,251
Sleep Number Corp. *	99,455	1,503,760
Sonic Automotive, Inc., Class A	70,212	3,978,914
Sportsman's Warehouse Holdings, Inc. *	188,911	719,751
Stitch Fix, Inc., Class A *	433,428	1,070,567
Torrid Holdings, Inc. *(a)	39,461	264,783
Upbound Group, Inc.	212,755	6,982,619
Urban Outfitters, Inc. *	269,786	11,252,774
Valvoline, Inc. *	616,192	25,017,395
Victoria's Secret & Co. *	366,395	8,350,142
Warby Parker, Inc., Class A *	358,215	6,343,988
Winmark Corp.	13,555	4,824,224
Zumiez, Inc. *	76,184	1,430,736
		582,804,346

Consumer Durables & Apparel 4.2%
Acushnet Holdings Corp.	143,015	9,424,688
AMMO, Inc. *	408,837	1,103,860
Beazer Homes USA, Inc. *	134,564	3,864,678
Brunswick Corp.	326,842	26,974,270
Capri Holdings Ltd. *	554,906	19,172,002
Carter's, Inc.	174,607	11,943,119
Cavco Industries, Inc. *	36,887	13,176,036
Century Communities, Inc.	134,200	11,327,822
Columbia Sportswear Co.	163,707	14,016,593
Crocs, Inc. *	287,537	44,752,259
Dream Finders Homes, Inc., Class A *	107,235	3,046,546
Ethan Allen Interiors, Inc.	109,613	3,190,834

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Figs, Inc., Class A *	575,901	3,052,275
Funko, Inc., Class A *	169,558	1,532,804
G-III Apparel Group Ltd. *	193,397	5,813,514
GoPro, Inc., Class A *	591,403	898,933
Green Brick Partners, Inc. *	121,049	6,609,275
Hanesbrands, Inc. *	1,661,125	8,504,960
Helen of Troy Ltd. *	112,734	12,049,010
Installed Building Products, Inc.	111,409	23,600,883
iRobot Corp. *	132,431	1,272,662
Johnson Outdoors, Inc., Class A	30,891	1,124,123
KB Home	349,581	24,680,419
Kontoor Brands, Inc.	237,212	17,397,128
Latham Group, Inc. *	181,796	701,733
La-Z-Boy, Inc.	204,076	7,656,932
Leggett & Platt, Inc.	633,222	7,345,375
Levi Strauss & Co., Class A	487,550	11,706,075
LGI Homes, Inc. *	97,193	9,330,528
M/I Homes, Inc. *	132,521	16,554,523
Malibu Boats, Inc., Class A *	96,198	3,699,775
Mattel, Inc. *	1,675,758	29,811,735
Meritage Homes Corp.	173,242	30,551,227
Movado Group, Inc.	73,179	1,939,244
Newell Brands, Inc.	1,813,063	13,996,846
Oxford Industries, Inc.	69,861	7,732,914
Peloton Interactive, Inc., Class A *	1,650,059	6,006,215
Purple Innovation, Inc. *	256,073	320,091
PVH Corp.	283,462	34,018,275
Ralph Lauren Corp.	185,498	34,665,866
Skechers USA, Inc., Class A *	634,507	45,316,490
Skyline Champion Corp. *	255,447	17,781,666
Smith & Wesson Brands, Inc.	216,432	3,629,565
Snap One Holdings Corp. *	83,881	899,204
Solo Brands, Inc., Class A *	139,980	272,961
Sonos, Inc. *	591,081	9,339,080
Steven Madden Ltd.	332,585	14,783,403
Sturm Ruger & Co., Inc.	84,404	3,750,914
Taylor Morrison Home Corp. *	510,941	29,547,718
Topgolf Callaway Brands Corp. *	675,956	10,578,711
Traeger, Inc. *	322,992	836,549
Tri Pointe Homes, Inc. *	461,874	17,888,380
Tupperware Brands Corp. *(a)(b)	213,528	371,539
Under Armour, Inc., Class A *	1,773,210	12,749,380
Vista Outdoor, Inc. *	275,177	9,598,174
Vizio Holding Corp., Class A *	480,308	5,158,508
Wolverine World Wide, Inc.	381,038	5,189,738
Worthington Enterprises, Inc.	144,273	8,227,889
YETI Holdings, Inc. *	411,790	16,776,325
		697,262,241

Consumer Services 4.3%
2U, Inc. *	392,049	109,186
Accel Entertainment, Inc. *	268,601	2,661,836
Adtalem Global Education, Inc. *	186,803	12,028,245
Bally's Corp. *	137,414	1,669,580
BJ's Restaurants, Inc. *	110,440	3,869,818
Bloomin' Brands, Inc.	412,047	8,982,625
Bowlero Corp., Class A (a)	179,261	2,231,800
Boyd Gaming Corp.	330,497	17,622,100
Bright Horizons Family Solutions, Inc. *	275,062	28,914,517
Brinker International, Inc. *	209,737	14,813,724
Carriage Services, Inc.	64,251	1,727,709
Cava Group, Inc. *	70,377	6,513,391
Cheesecake Factory, Inc.	222,465	8,560,453
Chegg, Inc. *	486,823	1,864,532
Choice Hotels International, Inc. (a)	117,270	13,273,791
Chuy's Holdings, Inc. *	81,300	2,171,523
Coursera, Inc. *	495,972	3,769,387
SECURITY	NUMBER OF SHARES	VALUE ($)
Cracker Barrel Old Country Store, Inc.	105,142	5,128,827
Dave & Buster's Entertainment, Inc. *	153,429	7,838,688
Denny's Corp. *	250,124	1,825,905
Dine Brands Global, Inc.	72,484	2,859,494
Duolingo, Inc. *	170,046	32,546,804
Dutch Bros, Inc., Class A *	330,840	11,708,428
El Pollo Loco Holdings, Inc. *	126,369	1,349,621
European Wax Center, Inc., Class A *	165,210	1,870,177
Everi Holdings, Inc. *	404,670	2,925,764
First Watch Restaurant Group, Inc. *	115,174	2,266,624
Frontdoor, Inc. *	377,702	13,359,320
Global Business Travel Group I *	232,707	1,412,532
Golden Entertainment, Inc.	101,110	3,060,600
Graham Holdings Co., Class B	17,019	12,805,606
Grand Canyon Education, Inc. *	140,516	20,017,909
H&R Block, Inc.	662,944	32,908,540
Hilton Grand Vacations, Inc. *	337,737	13,958,670
Hyatt Hotels Corp., Class A	210,181	30,995,392
Jack in the Box, Inc.	92,367	5,113,437
Krispy Kreme, Inc.	400,820	4,192,577
Kura Sushi USA, Inc., Class A *	26,579	2,655,508
Laureate Education, Inc.	641,137	10,040,205
Life Time Group Holdings, Inc. *	277,585	4,657,876
Light & Wonder, Inc. *	427,383	40,806,529
Lindblad Expeditions Holdings, Inc. *	173,567	1,343,409
Marriott Vacations Worldwide Corp.	156,701	14,145,399
Mister Car Wash, Inc. *	430,141	3,023,891
Monarch Casino & Resort, Inc.	62,893	4,211,944
OneSpaWorld Holdings Ltd. *	418,023	6,500,258
Papa John's International, Inc.	155,144	7,207,990
Penn Entertainment, Inc. *	710,305	12,430,338
Perdoceo Education Corp.	313,184	7,046,640
Planet Fitness, Inc., Class A *	406,263	25,854,577
Playa Hotels & Resorts NV *	509,283	4,339,091
Portillo's, Inc., Class A *	229,927	2,303,869
RCI Hospitality Holdings, Inc.	40,358	1,805,617
Red Rock Resorts, Inc., Class A	231,101	11,843,926
Rush Street Interactive, Inc. *	314,126	2,811,428
Sabre Corp. *	1,817,816	5,689,764
Shake Shack, Inc., Class A *	178,267	16,915,756
Six Flags Entertainment Corp. *	343,424	8,740,141
Strategic Education, Inc.	103,454	11,733,753
Stride, Inc. *	188,566	12,946,942
Sweetgreen, Inc., Class A *	434,109	13,348,852
Target Hospitality Corp. *	131,006	1,488,228
Texas Roadhouse, Inc.	317,081	54,750,376
Travel & Leisure Co.	343,538	15,095,060
Udemy, Inc. *	412,951	3,650,487
United Parks & Resorts, Inc. *	170,086	8,893,797
Vacasa, Inc., Class A *(a)	18,184	83,646
Wendy's Co.	791,893	13,818,533
Wingstop, Inc.	139,708	51,503,354
WW International, Inc. *	372,614	618,539
Xponential Fitness, Inc., Class A *	112,423	1,018,552
		722,253,407

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	148,940	7,795,520
Chefs' Warehouse, Inc. *	167,597	6,606,674
Grocery Outlet Holding Corp. *	470,123	10,338,005
Ingles Markets, Inc., Class A	68,627	5,019,379
PriceSmart, Inc.	118,921	10,007,202
SpartanNash Co.	166,647	3,274,613
Sprouts Farmers Market, Inc. *	482,038	38,071,361

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Natural Foods, Inc. *	280,909	3,373,717
Weis Markets, Inc.	78,377	5,137,612
		89,624,083

Energy 5.7%
Antero Midstream Corp.	1,616,400	23,680,260
Archrock, Inc.	651,941	13,195,286
Atlas Energy Solutions, Inc.	253,297	6,134,853
Berry Corp.	315,749	2,200,771
Bristow Group, Inc. *	113,120	4,062,139
Cactus, Inc., Class A	310,056	15,921,376
California Resources Corp.	305,956	14,487,017
Centrus Energy Corp., Class A *	62,418	3,097,805
ChampionX Corp.	908,564	29,637,358
Chord Energy Corp.	293,365	54,392,805
Civitas Resources, Inc.	440,746	32,421,276
Clean Energy Fuels Corp. *	830,388	2,599,114
CNX Resources Corp. *	719,620	18,926,006
Comstock Resources, Inc.	438,416	5,133,851
CONSOL Energy, Inc. *	126,912	13,156,967
Core Laboratories, Inc.	223,122	4,181,306
Crescent Energy Co., Class A	389,273	4,904,840
CVR Energy, Inc.	139,286	3,880,508
Delek U.S. Holdings, Inc.	283,801	7,225,573
Diamond Offshore Drilling, Inc. *	486,048	7,378,209
DMC Global, Inc. *	94,181	1,223,411
Dorian LPG Ltd.	161,250	8,160,862
Dril-Quip, Inc. *	160,787	3,109,621
DT Midstream, Inc.	460,261	30,874,308
Equitrans Midstream Corp.	2,055,020	29,345,686
Excelerate Energy, Inc., Class A	85,387	1,520,742
Expro Group Holdings NV *	408,213	8,960,275
Granite Ridge Resources, Inc.	119,793	784,644
Green Plains, Inc. *	305,419	5,244,044
Gulfport Energy Corp. *	46,120	7,462,677
Helix Energy Solutions Group, Inc. *	672,774	7,743,629
Helmerich & Payne, Inc.	469,359	17,863,804
HighPeak Energy, Inc. (a)	84,347	1,330,996
International Seaways, Inc.	179,460	11,560,813
Kinetik Holdings, Inc.	166,485	6,824,220
Kodiak Gas Services, Inc.	105,791	2,914,542
Kosmos Energy Ltd. *	2,185,797	13,333,362
Liberty Energy, Inc.	720,337	17,785,121
Magnolia Oil & Gas Corp., Class A	879,225	22,815,889
Matador Resources Co.	526,259	33,391,134
Murphy Oil Corp.	689,058	29,484,792
Nabors Industries Ltd. *	42,076	3,145,602
NextDecade Corp. *	376,565	2,696,205
Noble Corp. PLC	527,607	24,512,621
Northern Oil & Gas, Inc.	433,348	17,736,934
Oceaneering International, Inc. *	479,994	11,366,258
Par Pacific Holdings, Inc. *	264,825	7,187,350
Patterson-UTI Energy, Inc.	1,522,872	16,782,049
PBF Energy, Inc., Class A	517,435	23,972,764
Peabody Energy Corp.	522,954	12,958,800
Permian Resources Corp.	2,430,751	39,840,009
ProFrac Holding Corp., Class A *	96,841	931,610
ProPetro Holding Corp. *	401,591	3,847,242
REX American Resources Corp. *	72,670	3,632,773
Riley Exploration Permian, Inc.	18,711	546,361
RPC, Inc.	408,001	2,786,647
SandRidge Energy, Inc.	147,661	2,061,348
Select Water Solutions, Inc.	388,692	4,248,404
SilverBow Resources, Inc. *	72,136	2,827,731
Sitio Royalties Corp., Class A	386,903	9,065,137
SM Energy Co.	550,073	27,740,181
Southwestern Energy Co. *	5,231,711	39,394,784
Talos Energy, Inc. *	637,774	7,659,666
SECURITY	NUMBER OF SHARES	VALUE ($)
Tellurian, Inc. *	3,312,097	1,702,749
TETRA Technologies, Inc. *	548,310	2,034,230
Tidewater, Inc. *	231,040	23,873,363
Transocean Ltd. *	3,385,795	20,991,929
U.S. Silica Holdings, Inc. *	368,142	5,702,520
Uranium Energy Corp. *	1,870,238	13,353,499
Valaris Ltd. *	298,305	23,088,807
Viper Energy, Inc.	413,213	15,892,172
Vital Energy, Inc. *	118,485	5,787,992
Weatherford International PLC *	343,675	41,357,849
World Kinect Corp.	286,206	7,538,666
		954,616,144

Equity Real Estate Investment Trusts (REITs) 5.1%
Acadia Realty Trust	487,906	8,411,499
Agree Realty Corp.	476,491	28,951,593
Alexander & Baldwin, Inc.	343,924	5,777,923
Alexander's, Inc.	10,078	2,138,552
American Assets Trust, Inc.	231,921	5,044,282
American Healthcare REIT, Inc.	264,900	3,883,434
Apartment Investment & Management Co., Class A *	639,140	5,042,815
Apple Hospitality REIT, Inc.	1,011,039	14,599,403
Armada Hoffler Properties, Inc.	317,531	3,600,802
Brandywine Realty Trust	825,389	3,805,043
Brixmor Property Group, Inc.	1,425,882	32,096,604
Broadstone Net Lease, Inc.	891,304	13,681,516
CareTrust REIT, Inc.	619,826	15,848,951
CBL & Associates Properties, Inc.	116,843	2,582,230
Centerspace	71,246	4,863,252
Chatham Lodging Trust	228,493	1,933,051
City Office REIT, Inc.	189,534	934,403
Community Healthcare Trust, Inc.	114,941	2,696,516
COPT Defense Properties	532,418	13,134,752
Cousins Properties, Inc.	721,522	16,688,804
DiamondRock Hospitality Co.	994,235	8,421,170
Diversified Healthcare Trust (b)	1,011,886	2,458,883
Douglas Emmett, Inc.	794,645	11,085,298
Easterly Government Properties, Inc.	451,807	5,349,395
Elme Communities	416,741	6,421,979
Empire Resorts, Inc. *(a)(c)	17,021	41,796
Empire State Realty Trust, Inc., Class A	617,536	5,885,118
EPR Properties	358,133	14,697,778
Equity Commonwealth *	507,597	9,801,698
Essential Properties Realty Trust, Inc.	739,485	19,803,408
First Industrial Realty Trust, Inc.	628,370	29,608,794
Four Corners Property Trust, Inc.	429,858	10,492,834
Franklin Street Properties Corp., Class C	441,231	873,637
Getty Realty Corp.	234,632	6,478,190
Gladstone Commercial Corp.	192,873	2,775,442
Global Medical REIT, Inc.	288,826	2,683,194
Global Net Lease, Inc.	932,917	6,978,219
Highwoods Properties, Inc.	503,499	13,075,869
Hudson Pacific Properties, Inc.	597,662	2,934,520
Independence Realty Trust, Inc.	1,065,961	17,801,549
Industrial Logistics Properties Trust	277,622	1,046,635
Innovative Industrial Properties, Inc.	133,544	14,393,372
InvenTrust Properties Corp.	320,560	7,940,271
JBG SMITH Properties	412,905	5,945,832
Kilroy Realty Corp.	506,647	16,987,874
Kite Realty Group Trust	1,040,490	22,807,541
LTC Properties, Inc.	196,961	6,775,458
LXP Industrial Trust	1,393,567	11,845,320
Macerich Co.	1,028,492	15,550,799
Medical Properties Trust, Inc. (a)	2,838,403	15,213,840
National Health Investors, Inc.	206,521	13,646,908

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National Storage Affiliates Trust	367,256	13,434,224
NETSTREIT Corp.	324,600	5,631,810
NexPoint Diversified Real Estate Trust (a)	157,423	867,401
NexPoint Residential Trust, Inc.	109,630	4,020,132
Office Properties Income Trust	226,138	517,856
One Liberty Properties, Inc.	75,031	1,760,978
Orion Office REIT, Inc.	264,030	990,113
Outfront Media, Inc.	689,281	9,960,110
Paramount Group, Inc.	792,535	3,606,034
Park Hotels & Resorts, Inc.	997,080	15,813,689
Peakstone Realty Trust (a)	168,934	2,094,782
Pebblebrook Hotel Trust	571,778	8,090,659
Phillips Edison & Co., Inc.	580,751	18,549,187
Piedmont Office Realty Trust, Inc., Class A	591,420	4,311,452
Plymouth Industrial REIT, Inc.	175,397	3,658,781
PotlatchDeltic Corp.	376,244	16,076,906
Rayonier, Inc.	647,527	19,438,761
Retail Opportunity Investments Corp.	598,923	7,498,516
RLJ Lodging Trust	725,082	7,236,318
Ryman Hospitality Properties, Inc.	283,703	29,808,674
Sabra Health Care REIT, Inc.	1,098,794	16,020,417
Safehold, Inc.	210,701	4,062,315
Saul Centers, Inc.	61,832	2,250,066
Service Properties Trust	788,542	4,242,356
SITE Centers Corp.	852,585	12,294,276
SL Green Realty Corp.	308,179	16,324,242
STAG Industrial, Inc.	861,429	30,201,701
Summit Hotel Properties, Inc.	516,091	3,158,477
Sunstone Hotel Investors, Inc.	977,958	10,053,408
Tanger, Inc.	511,178	14,185,190
Terreno Realty Corp.	443,857	25,113,429
UMH Properties, Inc.	296,416	4,481,810
Uniti Group, Inc.	1,138,620	3,598,039
Universal Health Realty Income Trust	60,734	2,282,384
Urban Edge Properties	558,043	9,894,102
Veris Residential, Inc.	381,932	5,839,740
Vornado Realty Trust	760,324	18,643,144
Xenia Hotels & Resorts, Inc.	502,280	7,278,037
		858,827,562

Financial Services 6.5%
Affiliated Managers Group, Inc.	160,587	26,111,446
Affirm Holdings, Inc. *	1,122,392	32,852,414
Alerus Financial Corp.	83,034	1,605,878
AlTi Global, Inc. *(a)	129,013	615,392
A-Mark Precious Metals, Inc.	82,733	3,138,890
Apollo Commercial Real Estate Finance, Inc.	618,934	6,251,233
Arbor Realty Trust, Inc. (a)	895,955	12,256,664
ARMOUR Residential REIT, Inc.	232,012	4,487,112
Artisan Partners Asset Management, Inc., Class A	325,655	14,338,590
AssetMark Financial Holdings, Inc. *	106,676	3,668,588
AvidXchange Holdings, Inc. *	813,077	8,610,485
B Riley Financial, Inc. (a)	79,104	1,895,332
BGC Group, Inc., Class A	1,837,713	15,932,972
Blackstone Mortgage Trust, Inc., Class A	819,186	14,286,604
Blue Owl Capital, Inc.	1,926,178	34,651,942
Bread Financial Holdings, Inc.	235,006	9,813,851
Brightsphere Investment Group, Inc.	154,928	3,434,754
BrightSpire Capital, Inc.	623,655	3,773,113
Cannae Holdings, Inc. *	268,395	4,879,421
Cantaloupe, Inc. *	259,117	1,855,278
Cass Information Systems, Inc.	56,950	2,411,263
SECURITY	NUMBER OF SHARES	VALUE ($)
Chimera Investment Corp.	361,688	4,304,087
Claros Mortgage Trust, Inc.	573,544	4,525,262
Cohen & Steers, Inc.	121,324	8,527,864
Diamond Hill Investment Group, Inc.	13,846	2,077,454
Donnelley Financial Solutions, Inc. *	117,852	7,184,258
Dynex Capital, Inc.	268,640	3,290,840
Ellington Financial, Inc. (a)	377,442	4,574,597
Enact Holdings, Inc.	144,992	4,452,704
Encore Capital Group, Inc. *	111,938	4,952,137
Enova International, Inc. *	138,682	8,549,745
Essent Group Ltd.	505,843	28,681,298
Euronet Worldwide, Inc. *	208,142	24,265,194
Evercore, Inc., Class A	164,561	33,396,009
EVERTEC, Inc.	307,104	10,739,427
Federal Agricultural Mortgage Corp., Class C	48,165	8,412,981
Federated Hermes, Inc.	387,719	12,860,639
FirstCash Holdings, Inc.	175,413	20,684,701
Flywire Corp. *	506,446	8,685,549
Forge Global Holdings, Inc. *	549,612	868,387
Franklin BSP Realty Trust, Inc.	392,865	5,005,100
Granite Point Mortgage Trust, Inc.	239,730	755,150
Green Dot Corp., Class A *	211,353	2,094,508
Hamilton Lane, Inc., Class A	174,404	21,885,958
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	527,933	17,574,890
Houlihan Lokey, Inc.	247,240	33,463,934
International Money Express, Inc. *	165,763	3,457,816
Invesco Mortgage Capital, Inc.	230,433	2,140,723
Jackson Financial, Inc., Class A	336,353	25,566,192
Janus Henderson Group PLC	628,338	21,049,323
KKR Real Estate Finance Trust, Inc.	272,811	2,580,792
Ladder Capital Corp.	538,848	6,024,321
Lazard, Inc., Class A	534,984	21,522,406
LendingClub Corp. *	522,762	4,663,037
LendingTree, Inc. *	52,025	2,236,555
Marqeta, Inc., Class A *	2,019,926	10,746,006
Merchants Bancorp	123,703	4,954,305
MFA Financial, Inc.	486,716	5,207,861
MGIC Investment Corp.	1,293,131	27,155,751
Moelis & Co., Class A	316,364	17,909,366
Moneylion, Inc. *	25,043	2,466,735
Mr Cooper Group, Inc. *	307,127	25,614,392
Navient Corp.	387,505	5,839,700
NCR Atleos Corp. *	318,595	8,866,499
Nelnet, Inc., Class A	84,762	8,786,429
NerdWallet, Inc., Class A *	181,735	2,535,203
New York Mortgage Trust, Inc.	428,451	2,549,283
NewtekOne, Inc.	109,654	1,507,743
NMI Holdings, Inc., Class A *	386,009	12,807,779
OneMain Holdings, Inc.	569,735	27,985,383
Open Lending Corp., Class A *	465,305	3,010,523
Payoneer Global, Inc. *	1,243,853	7,450,679
PennyMac Financial Services, Inc.	137,831	12,494,380
PennyMac Mortgage Investment Trust	413,521	5,656,967
Piper Sandler Cos.	72,343	15,320,801
PJT Partners, Inc., Class A	105,635	11,268,085
PRA Group, Inc. *	184,824	3,988,502
PROG Holdings, Inc.	213,361	8,062,912
Radian Group, Inc.	728,007	22,742,939
Ready Capital Corp.	750,650	6,230,395
Redwood Trust, Inc.	623,431	3,952,553
Remitly Global, Inc. *	642,321	8,346,961
Repay Holdings Corp. *	361,883	3,524,740
Rithm Capital Corp.	2,297,258	25,752,262
Rocket Cos., Inc., Class A *	604,014	8,395,795
Shift4 Payments, Inc., Class A *	269,635	18,141,043
SLM Corp.	1,044,852	22,422,524

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
StepStone Group, Inc., Class A	245,723	10,551,346
Stifel Financial Corp.	484,586	39,227,237
StoneX Group, Inc. *	128,500	9,646,495
TPG RE Finance Trust, Inc.	285,128	2,446,398
TPG, Inc.	364,457	15,278,037
Two Harbors Investment Corp.	488,949	6,282,995
Upstart Holdings, Inc. *(a)	348,417	8,612,868
UWM Holdings Corp.	450,521	3,320,340
Victory Capital Holdings, Inc., Class A	170,887	8,891,251
Virtu Financial, Inc., Class A	430,977	9,481,494
Virtus Investment Partners, Inc.	32,153	7,349,854
Walker & Dunlop, Inc.	159,206	15,282,184
Waterstone Financial, Inc.	91,828	1,111,119
Western Union Co.	1,662,682	21,282,330
WisdomTree, Inc.	523,987	5,224,150
World Acceptance Corp. *	16,178	2,078,711
		1,095,686,365

Food, Beverage & Tobacco 1.7%
B&G Foods, Inc.	371,857	3,547,516
Benson Hill, Inc. *	503,017	93,813
Beyond Meat, Inc. *(a)	305,418	2,318,123
Boston Beer Co., Inc., Class A *	44,812	14,056,180
BRC, Inc., Class A *(a)	189,219	1,097,470
Calavo Growers, Inc.	85,909	2,316,966
Cal-Maine Foods, Inc.	192,517	11,872,523
Coca-Cola Consolidated, Inc.	22,293	21,870,325
Duckhorn Portfolio, Inc. *	199,733	1,611,845
Flowers Foods, Inc.	913,900	21,220,758
Fresh Del Monte Produce, Inc.	161,349	3,769,113
Freshpet, Inc. *	229,284	30,075,182
Hain Celestial Group, Inc. *	426,928	3,270,268
Ingredion, Inc.	309,935	36,442,157
J & J Snack Foods Corp.	73,488	11,957,233
John B Sanfilippo & Son, Inc.	42,886	4,324,195
Lancaster Colony Corp.	96,572	17,914,106
MGP Ingredients, Inc.	74,169	5,756,998
Mission Produce, Inc. *	198,887	2,356,811
National Beverage Corp. *	110,390	5,100,018
Pilgrim's Pride Corp. *	191,825	6,892,272
Seaboard Corp.	1,164	3,889,075
Simply Good Foods Co. *	430,357	16,564,441
Tootsie Roll Industries, Inc.	84,069	2,459,859
TreeHouse Foods, Inc. *	239,906	8,710,987
Turning Point Brands, Inc.	82,445	2,705,020
Universal Corp.	117,269	5,624,221
Utz Brands, Inc.	325,314	6,031,322
Vector Group Ltd.	628,071	6,889,939
Vita Coco Co., Inc. *	145,785	4,243,801
Vital Farms, Inc. *	130,964	5,419,290
Westrock Coffee Co. *(a)	134,826	1,399,494
WK Kellogg Co.	315,347	5,988,440
		277,789,761

Health Care Equipment & Services 5.8%
23andMe Holding Co., Class A *	1,501,231	818,471
Acadia Healthcare Co., Inc. *	438,475	30,206,543
Accolade, Inc. *	331,700	2,348,436
AdaptHealth Corp. *	392,202	3,718,075
Addus HomeCare Corp. *	76,407	8,772,288
AirSculpt Technologies, Inc. *(a)	58,134	238,931
Alignment Healthcare, Inc. *	471,964	3,719,076
Alphatec Holdings, Inc. *	458,109	4,448,238
Amedisys, Inc. *	155,114	14,138,641
American Well Corp., Class A *	1,219,236	520,492
AMN Healthcare Services, Inc. *	179,136	10,020,868
AngioDynamics, Inc. *	195,258	1,232,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Artivion, Inc. *	185,232	4,371,475
Astrana Health, Inc. *	199,170	8,251,613
AtriCure, Inc. *	224,687	5,064,445
Atrion Corp.	6,279	2,889,910
Avanos Medical, Inc. *	219,744	4,375,103
Aveanna Healthcare Holdings, Inc. *	258,683	675,163
Axogen, Inc. *	206,325	1,409,200
Axonics, Inc. *	240,739	16,151,180
Bioventus, Inc., Class A *	155,536	1,040,536
BrightSpring Health Services, Inc. *	250,872	2,822,310
Brookdale Senior Living, Inc. *	899,106	6,033,001
Butterfly Network, Inc. *(a)	720,450	716,776
Castle Biosciences, Inc. *	126,324	2,938,296
Certara, Inc. *	509,010	8,627,720
Cerus Corp. *	868,319	1,554,291
Clover Health Investments Corp. *	1,588,591	1,747,450
Community Health Systems, Inc. *	569,478	2,255,133
CONMED Corp.	146,230	11,177,821
CorVel Corp. *	42,997	10,312,830
Cross Country Healthcare, Inc. *	154,619	2,337,839
Definitive Healthcare Corp. *	231,274	1,230,378
DocGo, Inc. *	419,501	1,229,138
Doximity, Inc., Class A *	580,788	16,105,251
Embecta Corp.	275,946	3,413,452
Enovis Corp. *	235,995	11,863,469
Ensign Group, Inc.	266,963	32,366,594
Envista Holdings Corp. *	814,363	15,766,068
Evolent Health, Inc., Class A *	545,079	11,550,224
Fractyl Health, Inc. *(a)	33,741	227,414
Fulgent Genetics, Inc. *	95,357	1,969,122
Glaukos Corp. *	231,636	26,110,010
Globus Medical, Inc., Class A *	548,158	36,786,883
GoodRx Holdings, Inc., Class A *	377,712	2,972,593
Guardant Health, Inc. *	576,931	15,634,830
Haemonetics Corp. *	241,679	20,320,370
Health Catalyst, Inc. *	268,957	1,783,185
HealthEquity, Inc. *	407,517	33,285,989
HealthStream, Inc.	113,620	3,100,690
Hims & Hers Health, Inc. *	698,022	13,555,587
ICU Medical, Inc. *	96,444	10,255,855
Inari Medical, Inc. *	244,287	12,214,350
Innovage Holding Corp. *	96,443	428,207
Inspire Medical Systems, Inc. *	140,512	22,311,901
Integer Holdings Corp. *	158,017	19,157,981
Integra LifeSciences Holdings Corp. *	322,056	9,951,530
iRhythm Technologies, Inc. *	145,790	12,860,136
Lantheus Holdings, Inc. *	325,105	26,603,342
LeMaitre Vascular, Inc.	94,338	7,441,381
LifeStance Health Group, Inc. *	426,392	2,375,003
LivaNova PLC *	256,024	15,635,386
Merit Medical Systems, Inc. *	274,599	22,283,709
ModivCare, Inc. *	57,847	1,580,380
Multiplan Corp. *(a)	1,285,657	690,269
National HealthCare Corp.	64,345	6,804,484
National Research Corp.	68,880	1,934,150
Neogen Corp. *	937,324	12,325,811
NeoGenomics, Inc. *	606,339	8,312,908
Nevro Corp. *	169,791	1,587,546
Novocure Ltd. *	461,073	10,148,217
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	215,164	7,012,195
OPKO Health, Inc. *(a)	2,114,177	2,896,423
Option Care Health, Inc. *	840,925	25,076,384
OraSure Technologies, Inc. *	344,638	1,630,138
Orchestra BioMed Holdings, Inc. *(a)	121,587	842,598
Orthofix Medical, Inc. *	172,828	2,372,928
OrthoPediatrics Corp. *	73,235	2,312,761
Outset Medical, Inc. *	233,854	872,275

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Owens & Minor, Inc. *	363,670	6,338,768
Paragon 28, Inc. *	173,981	1,337,914
Patterson Cos., Inc.	392,509	9,651,796
Pediatrix Medical Group, Inc. *	396,227	2,896,419
Pennant Group, Inc. *	143,824	3,385,617
PetIQ, Inc. *	120,587	2,503,386
Phreesia, Inc. *	251,199	4,752,685
Premier, Inc., Class A	571,089	10,805,004
Privia Health Group, Inc. *	488,269	8,481,233
PROCEPT BioRobotics Corp. *	209,140	13,886,896
Progyny, Inc. *	397,496	10,712,517
Pulmonx Corp. *	183,465	1,330,121
QuidelOrtho Corp. *	235,485	10,406,082
RadNet, Inc. *	309,614	18,155,765
RxSight, Inc. *	107,283	6,272,837
Schrodinger, Inc. *	259,679	5,588,292
Select Medical Holdings Corp.	500,194	17,281,703
Semler Scientific, Inc. *	24,123	707,528
Senseonics Holdings, Inc. *(a)	2,509,353	1,079,022
Sharecare, Inc. *	1,465,367	1,193,248
SI-BONE, Inc. *	175,894	2,471,311
Sight Sciences, Inc. *	144,500	947,920
Silk Road Medical, Inc. *	186,938	4,064,032
Simulations Plus, Inc.	76,339	3,682,593
STAAR Surgical Co. *	232,375	9,650,534
Surgery Partners, Inc. *	344,586	9,510,574
Surmodics, Inc. *	68,628	2,886,494
Tandem Diabetes Care, Inc. *	309,778	15,869,927
Teladoc Health, Inc. *	783,881	8,810,822
Tenet Healthcare Corp. *	482,090	65,188,210
TransMedics Group, Inc. *	154,805	21,115,402
Treace Medical Concepts, Inc. *	203,443	1,196,245
TruBridge, Inc. *	69,206	651,228
U.S. Physical Therapy, Inc.	71,339	7,317,241
UFP Technologies, Inc. *	33,518	8,726,746
Varex Imaging Corp. *	193,624	2,991,491
Zimvie, Inc. *	124,196	2,067,863
		976,039,190

Household & Personal Products 1.0%
Beauty Health Co. *	387,071	855,427
BellRing Brands, Inc. *	621,927	36,177,494
Central Garden & Pet Co. *	44,661	1,940,520
Central Garden & Pet Co., Class A *	257,600	9,621,360
Edgewell Personal Care Co.	237,625	9,167,573
elf Beauty, Inc. *	263,605	49,270,411
Energizer Holdings, Inc.	317,415	9,084,417
Herbalife Ltd. *	468,513	4,825,684
Inter Parfums, Inc.	85,150	10,199,267
Medifast, Inc.	51,026	1,313,409
Nu Skin Enterprises, Inc., Class A	233,701	3,119,908
Olaplex Holdings, Inc. *	508,771	905,612
Spectrum Brands Holdings, Inc.	143,997	12,922,291
USANA Health Sciences, Inc. *	52,360	2,492,336
WD-40 Co.	64,414	14,473,182
		166,368,891

Insurance 2.8%
Ambac Financial Group, Inc. *	212,656	3,768,264
AMERISAFE, Inc.	91,500	4,010,445
Assured Guaranty Ltd.	257,741	20,031,631
Axis Capital Holdings Ltd.	368,057	27,192,051
Baldwin Insurance Group, Inc., Class A *	306,507	10,323,156
Brighthouse Financial, Inc. *	305,359	13,591,529
CNO Financial Group, Inc.	520,278	14,926,776
Employers Holdings, Inc.	122,165	5,152,920
SECURITY	NUMBER OF SHARES	VALUE ($)
Enstar Group Ltd. *	63,182	19,784,812
F&G Annuities & Life, Inc.	83,864	3,388,944
First American Financial Corp.	490,280	27,249,762
Genworth Financial, Inc., Class A *	2,143,502	13,482,628
Goosehead Insurance, Inc., Class A *	116,694	7,526,763
Hagerty, Inc., Class A *	110,786	1,065,761
Hanover Insurance Group, Inc.	170,280	22,465,040
Hippo Holdings, Inc. *	74,035	1,305,977
Horace Mann Educators Corp.	193,644	6,616,815
James River Group Holdings Ltd.	176,481	1,378,317
Kemper Corp.	287,238	17,188,322
Lemonade, Inc. *(a)	294,347	4,859,669
Lincoln National Corp.	804,785	26,549,857
MBIA, Inc.	209,414	1,183,189
Mercury General Corp.	126,371	7,055,293
National Western Life Group, Inc., Class A	10,613	5,205,677
Oscar Health, Inc., Class A *	690,524	13,782,859
Palomar Holdings, Inc. *	117,060	9,931,370
Primerica, Inc.	166,436	37,596,228
ProAssurance Corp. *	244,989	3,520,492
RLI Corp.	190,535	27,814,299
Ryan Specialty Holdings, Inc.	483,827	26,866,913
Safety Insurance Group, Inc.	70,216	5,431,208
Selective Insurance Group, Inc.	288,098	28,121,246
Selectquote, Inc. *	685,109	2,137,540
SiriusPoint Ltd. *	427,363	5,619,823
Skyward Specialty Insurance Group, Inc. *	173,890	6,489,575
Stewart Information Services Corp.	129,848	8,220,677
Trupanion, Inc. *(a)	169,882	5,074,375
United Fire Group, Inc.	99,262	2,208,580
White Mountains Insurance Group Ltd.	11,977	21,642,439
		469,761,222

Materials 5.3%
AdvanSix, Inc.	127,594	3,023,978
Alpha Metallurgical Resources, Inc.	56,281	17,751,590
Arcadium Lithium PLC *	4,893,316	21,677,390
Arch Resources, Inc.	87,059	15,142,172
Ashland, Inc.	237,784	23,818,823
ATI, Inc. *	605,749	37,156,644
Avient Corp.	432,608	19,328,925
Balchem Corp.	153,358	23,555,789
Cabot Corp.	263,539	26,960,040
Carpenter Technology Corp.	234,750	26,026,732
Century Aluminum Co. *	247,602	4,538,545
Chemours Co.	706,047	17,524,087
Clearwater Paper Corp. *	78,271	4,159,321
Coeur Mining, Inc. *	1,810,149	10,408,357
Commercial Metals Co.	553,328	31,163,433
Compass Minerals International, Inc.	158,506	2,054,238
Danimer Scientific, Inc. *(a)	412,566	321,678
Eagle Materials, Inc.	163,617	38,022,955
Ecovyst, Inc. *	482,705	4,489,156
Element Solutions, Inc.	1,054,037	25,328,509
Ginkgo Bioworks Holdings, Inc. *(a)	6,358,912	3,360,685
Graphic Packaging Holding Co.	1,453,803	41,171,701
Greif, Inc., Class A	145,569	9,453,251
Hawkins, Inc.	90,170	7,873,644
Haynes International, Inc.	59,746	3,514,260
HB Fuller Co.	257,528	20,506,955
Hecla Mining Co.	2,693,973	15,867,501
Huntsman Corp.	769,893	19,093,346
Ingevity Corp. *	159,765	7,804,520
Innospec, Inc.	118,013	15,436,100
Kaiser Aluminum Corp.	75,237	7,358,179

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Knife River Corp. *	268,529	18,987,686
Koppers Holdings, Inc.	99,446	4,408,441
Kronos Worldwide, Inc.	106,270	1,510,097
Louisiana-Pacific Corp.	305,212	27,981,836
LSB Industries, Inc. *	251,605	2,468,245
Materion Corp.	97,840	11,190,939
Mativ Holdings, Inc.	256,363	4,606,843
Mercer International, Inc.	206,757	1,964,191
Metallus, Inc. *	181,152	4,349,460
Minerals Technologies, Inc.	154,292	13,384,831
MP Materials Corp. *	686,507	11,135,144
Myers Industries, Inc.	176,390	2,786,962
NewMarket Corp.	32,828	17,565,278
O-I Glass, Inc. *	734,822	9,324,891
Olin Corp.	571,384	30,717,604
Orion SA	275,894	6,861,484
Pactiv Evergreen, Inc.	189,122	2,337,548
Perimeter Solutions SA *	688,908	5,235,701
Piedmont Lithium, Inc. *(a)	84,654	1,105,581
PureCycle Technologies, Inc. *(a)	641,320	3,328,451
Quaker Chemical Corp.	66,011	11,971,095
Radius Recycling, Inc., Class A	124,836	2,135,944
Ranpak Holdings Corp. *	192,560	1,201,574
Ryerson Holding Corp.	137,220	3,258,975
Scotts Miracle-Gro Co.	199,716	13,918,208
Sensient Technologies Corp.	200,871	15,601,651
Silgan Holdings, Inc.	384,745	18,179,201
Stepan Co.	100,536	8,763,723
Summit Materials, Inc., Class A *	570,767	22,054,437
SunCoke Energy, Inc.	400,308	4,223,249
Sylvamo Corp.	167,893	11,974,129
TriMas Corp.	197,065	5,245,870
Trinseo PLC	163,215	625,113
Tronox Holdings PLC	551,620	10,927,592
U.S. Lime & Minerals, Inc.	9,729	3,334,517
U.S. Steel Corp.	1,062,736	40,755,926
Valhi, Inc.	14,123	274,692
Warrior Met Coal, Inc.	246,952	16,898,925
Worthington Steel, Inc.	144,069	4,752,836
		881,241,374

Media & Entertainment 2.4%
Advantage Solutions, Inc. *	461,081	1,586,119
Altice USA, Inc., Class A *	1,082,847	2,685,461
AMC Networks, Inc., Class A *	143,041	2,480,331
Angi, Inc. *	409,617	827,426
Atlanta Braves Holdings, Inc., Class C *	235,253	9,403,062
Bumble, Inc., Class A *	472,173	5,524,424
Cable One, Inc.	21,579	8,327,552
Cardlytics, Inc. *	186,517	1,633,889
Cargurus, Inc. *	407,735	9,871,264
Cars.com, Inc. *	294,714	5,962,064
Cinemark Holdings, Inc. *	505,489	8,729,795
Clear Channel Outdoor Holdings, Inc. *	1,658,953	2,388,892
EchoStar Corp., Class A *	571,459	10,972,013
Endeavor Group Holdings, Inc., Class A	885,319	23,753,109
Eventbrite, Inc., Class A *	400,554	1,994,759
EW Scripps Co., Class A *	276,344	751,656
fuboTV, Inc. *	1,396,575	1,745,719
Gannett Co., Inc. *	675,580	2,540,181
Getty Images Holdings, Inc. *(a)	186,367	669,058
Gray Television, Inc.	394,790	2,463,490
Grindr, Inc. *	89,189	847,295
IAC, Inc. *	330,583	16,459,728
iHeartMedia, Inc., Class A *	473,453	438,228
SECURITY	NUMBER OF SHARES	VALUE ($)
Integral Ad Science Holding Corp. *	320,788	2,970,497
John Wiley & Sons, Inc., Class A	205,734	7,499,004
Liberty Media Corp.-Liberty Live, Class C *	313,162	11,922,077
Lions Gate Entertainment Corp., Class A *	869,396	7,224,681
Madison Square Garden Entertainment Corp. *	196,133	6,970,567
Madison Square Garden Sports Corp. *	79,438	14,668,227
Magnite, Inc. *	576,777	7,117,428
MediaAlpha, Inc., Class A *	98,248	1,746,849
New York Times Co., Class A	777,109	39,787,981
Nexstar Media Group, Inc.	153,037	25,356,700
Nextdoor Holdings, Inc. *	743,832	1,800,073
Playtika Holding Corp.	336,931	2,944,777
QuinStreet, Inc. *	246,863	4,347,257
Rumble, Inc. *(a)	362,811	2,285,709
Scholastic Corp.	124,074	4,501,405
Shutterstock, Inc. (a)	113,600	4,615,568
Sinclair, Inc.	180,660	2,565,372
Skillz, Inc. *(a)	58,649	400,573
Sphere Entertainment Co. *	126,636	4,622,214
Stagwell, Inc. *	511,882	3,547,342
System1, Inc. *	122,684	157,035
TechTarget, Inc. *	121,950	3,685,329
TEGNA, Inc.	935,184	13,943,593
Thryv Holdings, Inc. *	145,882	3,073,734
TKO Group Holdings, Inc.	284,854	31,069,026
TripAdvisor, Inc. *	512,699	9,408,027
Vimeo, Inc. *	744,701	2,889,440
Vivid Seats, Inc., Class A *	297,268	1,501,203
Warner Music Group Corp., Class A	667,793	19,886,876
WideOpenWest, Inc. *	222,584	1,119,597
Yelp, Inc. *	324,610	12,000,832
Ziff Davis, Inc. *	218,372	12,580,411
ZipRecruiter, Inc., Class A *	360,298	3,642,613
		393,907,532

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
10X Genomics, Inc., Class A *	493,579	11,066,041
2seventy bio, Inc. *	241,767	1,022,674
4D Molecular Therapeutics, Inc. *	174,698	4,187,511
89bio, Inc. *	370,290	2,925,291
Absci Corp. *(a)	298,062	1,254,841
ACADIA Pharmaceuticals, Inc. *	568,759	8,588,261
ACELYRIN, Inc. *	146,738	604,561
Aclaris Therapeutics, Inc. *	260,410	268,222
Acrivon Therapeutics, Inc. *(a)	47,098	363,597
Adaptive Biotechnologies Corp. *	516,870	1,783,202
ADMA Biologics, Inc. *	996,527	9,516,833
Agenus, Inc. *(a)	80,475	1,262,653
Agios Pharmaceuticals, Inc. *	265,757	9,657,609
Akero Therapeutics, Inc. *	318,911	6,001,905
Akoya Biosciences, Inc. *(a)	100,142	215,305
Alector, Inc. *	332,723	1,636,997
Alkermes PLC *	791,271	18,515,741
Allogene Therapeutics, Inc. *	535,309	1,338,273
Allovir, Inc. *	287,179	216,791
Alto Neuroscience, Inc. *(a)	39,221	469,083
ALX Oncology Holdings, Inc. *	128,464	1,365,572
Amicus Therapeutics, Inc. *	1,241,019	12,161,986
Amneal Pharmaceuticals, Inc. *	535,772	3,578,957
Amphastar Pharmaceuticals, Inc. *	177,799	7,526,232
Amylyx Pharmaceuticals, Inc. *	190,171	327,094
AnaptysBio, Inc. *	90,868	2,175,380
Anavex Life Sciences Corp. *(a)	389,314	1,580,615
ANI Pharmaceuticals, Inc. *	71,275	4,625,747

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Anika Therapeutics, Inc. *	69,131	1,773,210
Apellis Pharmaceuticals, Inc. *	483,366	18,972,115
Apogee Therapeutics, Inc. *	123,970	5,657,991
Arcellx, Inc. *	163,579	8,506,108
Arcturus Therapeutics Holdings, Inc. *	115,728	4,491,404
Arcus Biosciences, Inc. *	257,396	3,878,958
Arcutis Biotherapeutics, Inc. *	475,340	3,973,842
Ardelyx, Inc. *	1,106,391	7,589,842
ArriVent Biopharma, Inc. *(a)	45,260	878,497
Arrowhead Pharmaceuticals, Inc. *	587,441	13,481,771
ARS Pharmaceuticals, Inc. *	241,686	2,146,172
Arvinas, Inc. *	324,147	10,742,232
Atara Biotherapeutics, Inc. *	487,239	273,292
Atea Pharmaceuticals, Inc. *	362,134	1,329,032
Avid Bioservices, Inc. *	304,653	2,464,643
Avidity Biosciences, Inc. *	315,987	8,487,411
Axsome Therapeutics, Inc. *	183,794	13,495,993
Azenta, Inc. *	265,170	13,393,737
Beam Therapeutics, Inc. *	322,667	7,685,928
BioCryst Pharmaceuticals, Inc. *	969,395	6,262,292
Biohaven Ltd. *	343,172	12,045,337
BioLife Solutions, Inc. *	169,475	3,640,323
Biomea Fusion, Inc. *(a)	112,122	1,179,523
Bioxcel Therapeutics, Inc. *	98,733	178,707
Blueprint Medicines Corp. *	288,973	30,503,990
Bridgebio Pharma, Inc. *	612,529	17,156,937
C4 Therapeutics, Inc. *(a)	220,578	1,102,890
Cara Therapeutics, Inc. *	222,957	144,788
CareDx, Inc. *	258,259	3,359,950
Cargo Therapeutics, Inc. *(a)	93,426	1,775,094
Caribou Biosciences, Inc. *	389,440	1,121,587
Cassava Sciences, Inc. *(a)	188,609	4,155,056
Catalyst Pharmaceuticals, Inc. *	532,753	8,614,616
Celldex Therapeutics, Inc. *	299,936	9,987,869
Century Therapeutics, Inc. *	99,057	294,199
Cerevel Therapeutics Holdings, Inc. *	419,625	17,095,522
CG oncology, Inc. *(a)	95,989	3,127,322
Cogent Biosciences, Inc. *	359,100	2,876,391
Coherus Biosciences, Inc. *	461,257	839,488
Collegium Pharmaceutical, Inc. *	154,367	5,115,722
Corcept Therapeutics, Inc. *	430,692	12,993,978
Crinetics Pharmaceuticals, Inc. *	275,914	12,253,341
CRISPR Therapeutics AG *	378,044	20,316,085
CryoPort, Inc. *	234,679	2,412,500
Cullinan Therapeutics, Inc. *	161,337	3,791,420
Cytek Biosciences, Inc. *	467,427	2,631,614
Cytokinetics, Inc. *	512,393	24,856,184
Day One Biopharmaceuticals, Inc. *	266,229	3,532,859
Deciphera Pharmaceuticals, Inc. *	271,058	6,922,821
Denali Therapeutics, Inc. *	589,485	10,940,842
Design Therapeutics, Inc. *	104,825	424,541
Disc Medicine, Inc. *	59,181	2,009,195
Dynavax Technologies Corp. *	610,938	7,325,147
Dyne Therapeutics, Inc. *	322,037	10,266,540
Eagle Pharmaceuticals, Inc. *	50,533	175,350
Edgewise Therapeutics, Inc. *	302,506	5,181,928
Editas Medicine, Inc. *	384,168	1,997,674
Emergent BioSolutions, Inc. *(b)	243,095	1,385,642
Enanta Pharmaceuticals, Inc. *	95,765	1,194,190
Enliven Therapeutics, Inc. *	88,365	1,994,398
Entrada Therapeutics, Inc. *	92,070	1,424,323
Erasca, Inc. *	811,735	2,045,572
Exelixis, Inc. *	1,439,495	31,222,647
Fate Therapeutics, Inc. *	391,546	1,440,889
Fortrea Holdings, Inc. *	421,352	10,698,127
Genelux Corp. *(a)	90,207	244,461
Generation Bio Co. *	228,379	726,245
Geron Corp. *	2,280,997	8,097,539
SECURITY	NUMBER OF SHARES	VALUE ($)
Gossamer Bio, Inc. *	936,493	552,531
Halozyme Therapeutics, Inc. *	626,495	27,747,464
Harmony Biosciences Holdings, Inc. *	155,115	4,560,381
Heron Therapeutics, Inc. *	710,705	2,629,609
HilleVax, Inc. *	118,689	1,440,884
Humacyte, Inc. *	290,324	2,171,624
Ideaya Biosciences, Inc. *	350,445	12,808,765
IGM Biosciences, Inc. *(a)	72,045	600,135
ImmunityBio, Inc. *(a)	727,699	4,671,828
Immunovant, Inc. *	268,375	6,814,041
Innoviva, Inc. *	267,052	4,216,751
Insmed, Inc. *	679,481	37,405,429
Intellia Therapeutics, Inc. *	426,232	9,112,840
Intra-Cellular Therapies, Inc. *	455,344	30,617,331
Invivyd, Inc. *(a)	257,043	472,959
Ionis Pharmaceuticals, Inc. *	682,452	25,639,722
Iovance Biotherapeutics, Inc. *	1,149,120	10,204,186
Ironwood Pharmaceuticals, Inc. *	651,261	4,102,944
iTeos Therapeutics, Inc. *	125,784	2,105,624
Keros Therapeutics, Inc. *	123,681	5,796,928
Kodiak Sciences, Inc. *	154,177	490,283
Krystal Biotech, Inc. *	116,417	18,632,541
Kura Oncology, Inc. *	359,951	7,418,590
Kymera Therapeutics, Inc. *	200,092	6,424,954
Kyverna Therapeutics, Inc. *(a)	69,519	871,073
Lexicon Pharmaceuticals, Inc. *(a)	572,902	973,933
Ligand Pharmaceuticals, Inc. *	77,786	6,615,699
Lyell Immunopharma, Inc. *	776,314	2,150,390
MacroGenics, Inc. *	293,165	1,199,045
Madrigal Pharmaceuticals, Inc. *	74,098	17,498,984
MannKind Corp. *	1,281,417	5,984,217
Maravai LifeSciences Holdings, Inc., Class A *	525,426	4,555,443
Mesa Laboratories, Inc.	24,613	2,355,464
Metagenomi, Inc. *(a)	30,300	193,314
MiMedx Group, Inc. *	556,698	3,980,391
Mind Medicine MindMed, Inc. *	164,155	1,444,564
Mineralys Therapeutics, Inc. *	66,676	851,453
Mirum Pharmaceuticals, Inc. *	176,181	4,233,629
Monte Rosa Therapeutics, Inc. *	152,334	627,616
Morphic Holding, Inc. *	192,559	5,848,017
Myriad Genetics, Inc. *	420,602	9,572,902
Natera, Inc. *	536,255	57,127,245
Nektar Therapeutics *	913,882	1,160,630
Neumora Therapeutics, Inc. *(a)	74,799	740,510
Novavax, Inc. *(a)	562,137	8,448,919
Nurix Therapeutics, Inc. *	258,170	4,066,177
Nuvalent, Inc., Class A *	152,405	10,000,816
Nuvation Bio, Inc. *	687,104	2,130,022
Omeros Corp. *(a)	306,318	1,029,228
OmniAb, Inc. *	448,101	1,944,758
Organogenesis Holdings, Inc. *	348,711	958,955
Pacific Biosciences of California, Inc. *	1,174,145	2,101,720
Pacira BioSciences, Inc. *	220,252	6,680,243
Perrigo Co. PLC	642,438	17,686,318
Phathom Pharmaceuticals, Inc. *(a)	161,865	1,524,768
Phibro Animal Health Corp., Class A	98,799	1,741,826
Pliant Therapeutics, Inc. *	244,823	2,969,703
PMV Pharmaceuticals, Inc. *	178,392	324,673
Poseida Therapeutics, Inc. *	319,143	954,238
Precigen, Inc. *	613,974	859,564
Prelude Therapeutics, Inc. *	77,611	298,802
Prestige Consumer Healthcare, Inc. *	236,462	15,206,871
Prime Medicine, Inc. *(a)	171,383	1,110,562
ProKidney Corp. *(a)	161,235	561,098
Protagonist Therapeutics, Inc. *	274,113	7,716,281
Prothena Corp. PLC *	185,783	3,866,144
PTC Therapeutics, Inc. *	358,990	13,052,876

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Quanterix Corp. *	164,174	2,621,859
RAPT Therapeutics, Inc. *	137,040	549,530
Recursion Pharmaceuticals, Inc., Class A *(a)	747,541	6,189,639
REGENXBIO, Inc. *	190,129	2,728,351
Relay Therapeutics, Inc. *	446,575	2,862,546
Replimune Group, Inc. *	255,891	1,348,546
Revance Therapeutics, Inc. *	421,618	1,197,395
REVOLUTION Medicines, Inc. *	615,249	23,582,494
Rhythm Pharmaceuticals, Inc. *	238,627	8,514,211
Rocket Pharmaceuticals, Inc. *	326,569	6,962,451
Sage Therapeutics, Inc. *	247,524	2,749,992
Sana Biotechnology, Inc. *	496,888	3,726,660
Sangamo Therapeutics, Inc. *	707,567	399,351
Scholar Rock Holding Corp. *	224,881	2,111,633
Scilex Holding Co. *(a)(c)	280,273	251,226
Seer, Inc. *	202,862	365,152
Seres Therapeutics, Inc. *(a)	469,283	469,283
SIGA Technologies, Inc.	189,060	1,414,169
Sotera Health Co. *	589,616	6,591,907
SpringWorks Therapeutics, Inc. *	304,210	12,612,547
Stoke Therapeutics, Inc. *	132,679	1,939,767
Summit Therapeutics, Inc. *(a)(c)	596,496	5,180,568
Supernus Pharmaceuticals, Inc. *	259,417	7,035,389
Syndax Pharmaceuticals, Inc. *	380,906	7,340,059
Tango Therapeutics, Inc. *	229,138	1,585,635
Tarsus Pharmaceuticals, Inc. *	125,978	4,152,235
TG Therapeutics, Inc. *	634,023	10,334,575
Theravance Biopharma, Inc. *	164,033	1,413,964
Third Harmonic Bio, Inc. *	78,880	1,049,893
Travere Therapeutics, Inc. *	328,159	2,434,940
Twist Bioscience Corp. *	275,255	11,533,184
Tyra Biosciences, Inc. *	98,911	1,604,336
Ultragenyx Pharmaceutical, Inc. *	389,136	15,619,919
uniQure NV *(a)	212,496	1,051,855
Vanda Pharmaceuticals, Inc. *	279,151	1,426,462
Vaxcyte, Inc. *	463,860	32,595,442
Ventyx Biosciences, Inc. *	221,540	1,058,961
Vera Therapeutics, Inc. *	207,550	7,884,824
Veracyte, Inc. *	358,030	7,429,122
Vericel Corp. *	227,364	10,845,263
Verve Therapeutics, Inc. *	277,891	1,442,254
Viking Therapeutics, Inc. *	508,614	31,666,308
Vir Biotechnology, Inc. *	412,596	4,237,361
Viridian Therapeutics, Inc. *	260,997	3,118,914
Xencor, Inc. *	288,811	6,862,149
Y-mAbs Therapeutics, Inc. *	141,011	1,706,233
Zentalis Pharmaceuticals, Inc. *	268,630	3,191,324
Zura Bio Ltd. *	131,871	692,323
		1,296,082,433

Real Estate Management & Development 0.5%
Anywhere Real Estate, Inc. *	519,332	2,113,681
Compass, Inc., Class A *	1,555,107	5,831,651
Cushman & Wakefield PLC *	928,451	10,315,091
DigitalBridge Group, Inc.	682,140	9,304,390
eXp World Holdings, Inc. (a)	364,871	4,090,204
Forestar Group, Inc. *	84,541	2,875,239
FRP Holdings, Inc. *	62,834	1,922,720
Howard Hughes Holdings, Inc. *	155,240	10,292,412
Kennedy-Wilson Holdings, Inc.	561,847	5,742,076
Marcus & Millichap, Inc.	111,980	3,620,313
Newmark Group, Inc., Class A	565,137	5,883,076
Offerpad Solutions, Inc. *(a)	54,389	263,787
Opendoor Technologies, Inc. *	2,753,545	6,002,728
RE/MAX Holdings, Inc., Class A	91,086	736,886
Redfin Corp. *	546,554	3,519,808
RMR Group, Inc., Class A	69,988	1,646,818
SECURITY	NUMBER OF SHARES	VALUE ($)
Seritage Growth Properties, Class A *	178,860	940,804
St. Joe Co.	169,030	9,567,098
Star Holdings *	55,268	711,299
Tejon Ranch Co. *	116,729	2,127,970
		87,508,051

Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A *	221,847	4,791,895
Aehr Test Systems *	125,665	1,446,404
Allegro MicroSystems, Inc. *	340,057	10,249,318
Alpha & Omega Semiconductor Ltd. *	109,099	3,197,692
Ambarella, Inc. *	179,764	10,473,051
Amkor Technology, Inc.	490,768	15,994,129
Axcelis Technologies, Inc. *	155,189	17,457,211
CEVA, Inc. *	110,650	2,204,148
Cirrus Logic, Inc. *	255,975	29,360,333
Cohu, Inc. *	226,306	7,296,105
Credo Technology Group Holding Ltd. *	600,234	15,648,100
Diodes, Inc. *	218,477	16,195,700
FormFactor, Inc. *	370,421	20,269,437
Ichor Holdings Ltd. *	139,419	5,296,528
Impinj, Inc. *	107,789	17,641,826
indie Semiconductor, Inc., Class A *	644,032	4,295,693
Kulicke & Soffa Industries, Inc.	267,581	12,220,424
MACOM Technology Solutions Holdings, Inc. *	260,455	26,342,419
MaxLinear, Inc. *	354,398	6,297,652
MKS Instruments, Inc.	298,684	37,810,408
Navitas Semiconductor Corp. *	589,850	2,306,314
Onto Innovation, Inc. *	233,250	50,545,275
PDF Solutions, Inc. *	145,379	5,091,173
Photronics, Inc. *	296,549	8,110,615
Power Integrations, Inc.	270,497	20,560,477
Rambus, Inc. *	510,817	28,227,747
Rigetti Computing, Inc. *(a)	477,668	501,551
Semtech Corp. *	304,504	11,842,161
Silicon Laboratories, Inc. *	151,643	19,132,797
SiTime Corp. *	82,973	10,107,771
SkyWater Technology, Inc. *	87,727	663,216
SMART Global Holdings, Inc. *	244,872	5,039,466
Synaptics, Inc. *	186,288	17,457,048
Ultra Clean Holdings, Inc. *	212,336	9,848,144
Veeco Instruments, Inc. *	267,565	10,876,517
		464,798,745

Software & Services 7.2%
8x8, Inc. *	582,229	1,589,485
A10 Networks, Inc.	333,804	5,057,131
ACI Worldwide, Inc. *	515,907	18,577,811
Adeia, Inc.	509,846	6,031,478
Agilysys, Inc. *	95,768	9,142,971
Alarm.com Holdings, Inc. *	237,977	15,566,076
Alkami Technology, Inc. *	189,105	5,187,150
Altair Engineering, Inc., Class A *	259,379	22,651,568
Amplitude, Inc., Class A *	339,916	3,032,051
Appfolio, Inc., Class A *	97,153	22,181,973
Appian Corp., Class A *	197,346	5,602,653
Applied Digital Corp. *(a)	364,095	1,540,122
Asana, Inc., Class A *	388,889	5,075,002
ASGN, Inc. *	224,097	21,044,949
Aurora Innovation, Inc. *	3,740,536	8,939,881
AvePoint, Inc. *	442,031	3,987,120
BigCommerce Holdings, Inc. *	317,250	2,614,140
Blackbaud, Inc. *	199,744	15,568,047
BlackLine, Inc. *	241,903	11,543,611
Blend Labs, Inc., Class A *(a)	798,968	2,197,162

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Box, Inc., Class A *	682,367	18,594,501
Braze, Inc., Class A *	240,232	9,044,735
C3.ai, Inc., Class A *(a)	454,490	13,439,269
CCC Intelligent Solutions Holdings, Inc. *	1,545,739	17,281,362
Cerence, Inc. *	197,793	680,408
Cipher Mining, Inc. *	215,177	798,307
Cleanspark, Inc. *	940,776	15,118,270
Clear Secure, Inc., Class A	400,995	6,772,806
Clearwater Analytics Holdings, Inc., Class A *	682,251	12,949,124
CommVault Systems, Inc. *	207,033	22,273,645
Confluent, Inc., Class A *	1,043,180	27,091,385
Consensus Cloud Solutions, Inc. *	82,964	1,565,531
Couchbase, Inc. *	143,899	3,262,190
CS Disco, Inc. *	112,429	657,710
Digimarc Corp. *	67,625	1,815,055
Digital Turbine, Inc. *	425,370	803,949
DigitalOcean Holdings, Inc. *	241,741	8,956,504
Dolby Laboratories, Inc., Class A	282,474	22,883,219
Domo, Inc., Class B *	152,506	1,015,690
DoubleVerify Holdings, Inc. *	661,718	12,043,268
Dropbox, Inc., Class A *	1,216,897	27,416,689
DXC Technology Co. *	868,663	13,507,710
E2open Parent Holdings, Inc. *	831,817	3,876,267
Enfusion, Inc., Class A *	170,635	1,605,675
Envestnet, Inc. *	236,348	15,483,158
Everbridge, Inc. *	195,167	6,784,005
EverCommerce, Inc. *	96,815	928,456
Expensify, Inc., Class A *	193,594	292,327
Fastly, Inc., Class A *	571,786	4,482,802
Freshworks, Inc., Class A *	795,652	10,247,998
Gitlab, Inc., Class A *	425,154	20,063,017
Grid Dynamics Holdings, Inc. *	261,094	2,480,393
Hackett Group, Inc.	119,132	2,657,835
HashiCorp, Inc., Class A *	558,028	18,738,580
Informatica, Inc., Class A *	188,785	5,446,447
Instructure Holdings, Inc. *	91,341	2,023,203
Intapp, Inc. *	189,899	6,817,374
InterDigital, Inc.	121,953	13,886,788
Jamf Holding Corp. *	276,121	4,395,846
Kaltura, Inc. *(a)	286,227	300,538
Klaviyo, Inc., Class A *	112,206	2,540,344
Kyndryl Holdings, Inc. *	1,093,933	29,109,557
LivePerson, Inc. *(a)	352,012	241,621
LiveRamp Holdings, Inc. *	313,770	9,817,863
Marathon Digital Holdings, Inc. *	1,057,163	20,635,822
Matterport, Inc. *	1,134,912	4,993,613
MeridianLink, Inc. *	96,241	1,787,195
MicroStrategy, Inc., Class A *	70,787	107,914,074
Model N, Inc. *	168,705	5,042,592
N-able, Inc. *	332,269	4,435,791
nCino, Inc. *	289,531	8,839,381
NCR Voyix Corp. *	637,639	8,404,082
NextNav, Inc. *	207,684	1,639,665
Nutanix, Inc., Class A *	1,152,669	63,759,886
Olo, Inc., Class A *	522,781	2,394,337
ON24, Inc. *	179,786	1,067,929
OneSpan, Inc. *	170,388	2,244,010
PagerDuty, Inc. *	435,293	8,257,508
Pegasystems, Inc.	202,488	11,634,961
Perficient, Inc. *	165,592	12,278,647
PowerSchool Holdings, Inc., Class A *	272,808	5,849,004
Progress Software Corp.	207,909	10,530,591
PROS Holdings, Inc. *	204,090	6,016,573
Q2 Holdings, Inc. *	278,345	16,928,943
Qualys, Inc. *	174,950	24,601,469
Rackspace Technology, Inc. *	324,655	636,324
SECURITY	NUMBER OF SHARES	VALUE ($)
Rapid7, Inc. *	291,213	10,524,438
RingCentral, Inc., Class A *	398,302	13,621,928
Riot Platforms, Inc. *	978,396	9,529,577
Rubicon Technologies, Inc. *	94,446	20,636
Samsara, Inc., Class A *	815,701	27,676,735
SEMrush Holdings, Inc., Class A *	144,793	2,209,541
SentinelOne, Inc., Class A *	1,180,428	19,866,603
Smartsheet, Inc., Class A *	646,989	23,938,593
SolarWinds Corp.	244,693	2,833,545
SoundHound AI, Inc., Class A *(a)	1,034,368	5,223,558
Sprinklr, Inc., Class A *	559,718	6,274,439
Sprout Social, Inc., Class A *	231,797	7,568,172
SPS Commerce, Inc. *	174,399	32,802,708
Squarespace, Inc., Class A *	243,534	10,715,496
Telos Corp. *	249,392	1,129,746
Tenable Holdings, Inc. *	556,655	23,485,275
Teradata Corp. *	463,505	15,114,898
Thoughtworks Holding, Inc. *	432,725	1,194,321
Tucows, Inc., Class A *	46,809	1,062,564
Unisys Corp. *	320,939	1,376,828
Varonis Systems, Inc. *	517,450	22,229,652
Verint Systems, Inc. *	298,262	8,846,451
Vertex, Inc., Class A *	215,947	7,137,048
Weave Communications, Inc. *	142,791	1,235,142
Workiva, Inc. *	226,823	17,458,566
Xperi, Inc. *	207,984	1,832,339
Yext, Inc. *	489,942	2,474,207
Zeta Global Holdings Corp., Class A *	719,027	11,741,711
Zuora, Inc., Class A *	638,808	6,483,901
		1,212,822,817

Technology Hardware & Equipment 3.6%
908 Devices, Inc. *	116,444	733,597
ADTRAN Holdings, Inc.	332,846	1,847,295
Advanced Energy Industries, Inc.	176,734	18,986,534
Aeva Technologies, Inc. *	121,695	393,075
Arlo Technologies, Inc. *	451,471	6,415,403
Avnet, Inc.	428,635	23,403,471
Badger Meter, Inc.	139,379	26,894,572
Bel Fuse, Inc., Class A (a)	8,028	689,685
Bel Fuse, Inc., Class B	48,102	3,280,556
Belden, Inc.	197,662	18,914,277
Benchmark Electronics, Inc.	170,286	7,334,218
Calix, Inc. *	279,235	9,968,690
Clearfield, Inc. *	59,247	2,266,790
Coherent Corp. *	627,665	35,814,565
CommScope Holding Co., Inc. *	995,677	1,433,775
Comtech Telecommunications Corp. *(a)	130,605	325,206
Corsair Gaming, Inc. *	203,776	2,361,764
Crane NXT Co.	229,283	14,495,271
CTS Corp.	147,281	7,798,529
Diebold Nixdorf, Inc. *	179,291	7,843,981
Digi International, Inc. *	171,774	4,184,415
ePlus, Inc. *	126,939	9,500,115
Evolv Technologies Holdings, Inc. *	368,428	1,053,704
Extreme Networks, Inc. *	608,555	6,785,388
Fabrinet *	172,567	41,334,974
FARO Technologies, Inc. *	92,494	1,732,413
Harmonic, Inc. *	531,801	6,503,926
Infinera Corp. *	949,206	5,429,458
Insight Enterprises, Inc. *	131,589	25,725,649
IonQ, Inc. *(a)	814,100	6,634,915
IPG Photonics Corp. *	140,575	12,192,070
Itron, Inc. *	215,763	23,205,311
Kimball Electronics, Inc. *	119,709	2,743,730
Knowles Corp. *	425,254	7,450,450
Lightwave Logic, Inc. *(a)	547,418	1,686,047

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Littelfuse, Inc.	118,159	30,319,599
Lumentum Holdings, Inc. *	319,475	13,897,162
Methode Electronics, Inc.	169,114	1,992,163
MicroVision, Inc. *(a)	894,662	1,055,701
Mirion Technologies, Inc. *	859,244	9,331,390
Napco Security Technologies, Inc.	138,176	6,860,438
NETGEAR, Inc. *	142,825	1,972,413
NetScout Systems, Inc. *	338,890	6,960,801
nLight, Inc. *	223,728	2,942,023
Novanta, Inc. *	170,347	27,623,470
OSI Systems, Inc. *	74,810	10,753,189
Ouster, Inc. *(a)	167,324	1,957,691
PAR Technology Corp. *	132,387	5,907,108
PC Connection, Inc.	54,077	3,657,768
Plexus Corp. *	131,493	14,482,639
Presto Automation, Inc. *	122,129	13,056
Ribbon Communications, Inc. *	408,388	1,282,338
Rogers Corp. *	79,370	9,365,660
Sanmina Corp. *	265,042	18,165,979
ScanSource, Inc. *	118,944	5,641,514
SmartRent, Inc. *	861,106	2,032,210
TTM Technologies, Inc. *	487,465	9,066,849
Viasat, Inc. *	358,474	6,054,626
Viavi Solutions, Inc. *	1,054,126	7,927,028
Vishay Intertechnology, Inc.	599,366	14,163,019
Vontier Corp.	733,073	29,308,259
Xerox Holdings Corp.	536,271	7,539,970
		597,637,882

Telecommunication Services 0.6%
Anterix, Inc. *	89,150	2,999,898
ATN International, Inc.	49,501	1,204,854
Bandwidth, Inc., Class A *	106,807	2,150,025
Cogent Communications Holdings, Inc.	199,786	11,831,327
Consolidated Communications Holdings, Inc. *	362,175	1,593,570
Frontier Communications Parent, Inc. *	1,049,743	27,986,149
Globalstar, Inc. *	3,513,754	3,829,992
Gogo, Inc. *	297,170	3,145,545
IDT Corp., Class B	94,091	3,813,508
Iridium Communications, Inc.	587,462	17,688,481
Liberty Latin America Ltd., Class C *	785,774	7,126,970
Lumen Technologies, Inc. *	4,823,522	6,222,343
Shenandoah Telecommunications Co.	239,035	4,496,248
Telephone & Data Systems, Inc.	468,724	9,322,920
U.S. Cellular Corp. *	66,152	3,668,790
		107,080,620

Transportation 1.6%
Air Transport Services Group, Inc. *	240,336	3,244,536
Allegiant Travel Co.	67,825	3,608,290
ArcBest Corp.	112,165	11,835,651
Forward Air Corp.	145,821	2,449,793
Frontier Group Holdings, Inc. *	193,071	1,056,098
GXO Logistics, Inc. *	565,678	28,414,006
Hawaiian Holdings, Inc. *	246,931	3,373,078
Heartland Express, Inc.	215,367	2,437,954
Hub Group, Inc., Class A	296,186	12,780,426
JetBlue Airways Corp. *	1,578,030	8,821,188
Joby Aviation, Inc. *(a)	1,758,742	8,565,074
Kirby Corp. *	280,633	34,846,200
Landstar System, Inc.	170,592	31,052,862
Lyft, Inc., Class A *	1,643,253	25,651,179
Marten Transport Ltd.	275,242	4,871,783
SECURITY	NUMBER OF SHARES	VALUE ($)
Matson, Inc.	166,071	21,290,302
RXO, Inc. *	557,271	11,373,901
Ryder System, Inc.	210,211	25,534,330
Schneider National, Inc., Class B	176,484	3,967,360
SkyWest, Inc. *	194,310	14,509,128
Spirit Airlines, Inc. (a)	512,208	1,869,559
Sun Country Airlines Holdings, Inc. *	184,241	1,951,112
Universal Logistics Holdings, Inc.	32,089	1,403,894
Werner Enterprises, Inc.	302,107	11,350,160
		276,257,864

Utilities 2.2%
ALLETE, Inc.	272,407	17,202,502
Altus Power, Inc. *	283,905	1,149,815
American States Water Co.	175,988	12,950,957
Avista Corp.	368,042	13,610,193
Black Hills Corp.	323,008	18,233,802
California Water Service Group	274,700	13,704,783
Chesapeake Utilities Corp.	105,698	11,839,233
Clearway Energy, Inc., Class C	541,926	15,173,928
Hawaiian Electric Industries, Inc.	521,392	5,730,098
IDACORP, Inc.	240,225	22,934,281
MGE Energy, Inc.	172,011	13,783,242
Middlesex Water Co.	84,542	4,555,123
Montauk Renewables, Inc. *	311,070	1,667,335
National Fuel Gas Co.	437,613	25,013,959
New Jersey Resources Corp.	467,417	20,313,943
Northwest Natural Holding Co.	174,453	6,528,031
Northwestern Energy Group, Inc.	291,342	15,138,130
ONE Gas, Inc.	263,184	16,220,030
Ormat Technologies, Inc.	254,634	19,199,404
Otter Tail Corp.	197,931	17,906,818
PNM Resources, Inc.	407,488	15,623,090
Portland General Electric Co.	480,475	21,409,966
SJW Group	137,844	7,541,445
Southwest Gas Holdings, Inc.	285,615	22,160,868
Spire, Inc.	260,806	15,984,800
Sunnova Energy International, Inc. *(a)	503,211	2,626,761
Unitil Corp.	76,970	4,117,125
York Water Co.	68,158	2,524,572
		364,844,234
Total Common Stocks (Cost $15,025,418,115)		16,747,375,684

WARRANTS 0.0% OF NET ASSETS

Materials 0.0%
Danimer Scientific, Inc. expires 07/15/25 *(c)	137,620	0
Total Warrants (Cost $0)		0

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	6,735,744	6,735,744
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	180,296,194	180,296,194
		187,031,938
Total Short-Term Investments (Cost $187,031,938)		187,031,938
Total Investments in Securities (Cost $15,212,450,053)		16,934,407,622

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	171	17,748,090	(124,920)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $168,006,695.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2023, and/or Value at May 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$38,295	($480,002 )	($1,621,267 )	$1,634,791	$—	—	$—
Tupperware Brands Corp.	—	187,015	(77,667)	(1,398,390)	1,260,065	371,539	213,528	—
						371,539

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	445,297	(491,670)	(1,147,437)	871,998	2,458,883	1,011,886	29,446

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	180,909	(10,194)	1,521	328,858	1,385,642	243,095	—

Transportation 0.0%
Daseke, Inc.	—	255,870	(1,876,445)	277,774	356,222	—	—	—
Total	$—	$1,107,386	($2,935,978 )	($3,887,799 )	$4,451,934	$4,216,064		$29,446

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$13,616,426,499	$—	$—	$13,616,426,499
Equity Real Estate Investment Trusts (REITs)	858,785,766	—	41,796	858,827,562
Health Care Equipment & Services	976,039,190	—	0 *	976,039,190
Pharmaceuticals, Biotechnology & Life Sciences	1,290,650,639	—	5,431,794	1,296,082,433
Warrants	—	—	0 *	0
Short-Term Investments [1]	187,031,938	—	—	187,031,938
Liabilities
Futures Contracts [2]	(124,920)	—	—	(124,920)
Total	$16,928,809,112	$—	$5,473,590	$16,934,282,702

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.0%
Ford Motor Co.	90,686,327	1,100,025,147

Banks 9.6%
1st Source Corp.	385,474	19,821,073
Bank of Hawaii Corp.	918,479	53,032,978
Bank OZK	2,428,646	101,711,695
Banner Corp.	791,619	37,071,518
Cathay General Bancorp	1,676,775	61,772,391
Central Pacific Financial Corp.	618,580	12,544,802
City Holding Co.	341,937	34,952,800
Columbia Banking System, Inc.	4,806,784	92,674,796
Comerica, Inc.	3,040,826	155,811,924
CVB Financial Corp.	3,060,815	50,625,880
East West Bancorp, Inc.	3,251,446	241,224,779
Fifth Third Bancorp	15,706,339	587,731,205
First Bancshares, Inc.	630,985	15,995,470
First Commonwealth Financial Corp.	2,346,175	31,696,824
German American Bancorp, Inc.	684,045	21,650,024
Heartland Financial USA, Inc.	895,869	39,382,401
Heritage Financial Corp.	798,188	14,471,149
Huntington Bancshares, Inc.	33,397,048	464,886,908
International Bancshares Corp.	1,231,025	69,959,151
KeyCorp	21,593,025	310,291,769
Lakeland Financial Corp.	585,782	36,336,058
M&T Bank Corp.	3,827,544	580,255,670
Northwest Bancshares, Inc.	2,932,072	32,106,188
OFG Bancorp	1,084,182	40,288,203
Preferred Bank	289,179	21,607,455
Premier Financial Corp.	824,113	16,243,267
Regions Financial Corp.	21,450,151	415,060,422
S&T Bancorp, Inc.	883,252	28,184,571
Synovus Financial Corp.	3,374,463	133,932,437
U.S. Bancorp	35,909,193	1,456,117,776
Zions Bancorp NA	3,416,768	147,570,210
		5,325,011,794

Capital Goods 7.3%
Fastenal Co.	13,178,533	869,519,607
Lockheed Martin Corp.	5,005,301	2,354,193,272
MSC Industrial Direct Co., Inc., Class A	1,067,878	91,730,720
Snap-on, Inc.	1,217,267	332,143,474
Watsco, Inc.	781,052	370,921,595
		4,018,508,668

Commercial & Professional Services 2.1%
Insperity, Inc.	816,820	77,369,190
Kforce, Inc.	436,569	26,984,330
SECURITY	NUMBER OF SHARES	VALUE ($)
Paychex, Inc.	7,414,693	890,949,511
Robert Half, Inc.	2,442,262	156,866,488
		1,152,169,519

Consumer Discretionary Distribution & Retail 4.8%
Best Buy Co., Inc.	4,467,265	378,913,417
Buckle, Inc.	687,902	26,511,743
Dick's Sporting Goods, Inc.	1,417,440	322,666,042
Guess?, Inc.	625,053	14,544,983
Home Depot, Inc.	5,732,616	1,919,681,120
		2,662,317,305

Consumer Durables & Apparel 0.9%
Carter's, Inc.	850,107	58,147,319
Ethan Allen Interiors, Inc.	522,827	15,219,494
Leggett & Platt, Inc.	3,063,930	35,541,588
Oxford Industries, Inc.	338,328	37,449,526
Tapestry, Inc.	5,286,198	229,896,751
Whirlpool Corp.	1,266,138	117,788,818
		494,043,496

Consumer Services 1.5%
Cracker Barrel Old Country Store, Inc.	510,842	24,918,873
Darden Restaurants, Inc.	2,774,833	417,307,135
H&R Block, Inc.	3,319,488	164,779,384
Vail Resorts, Inc.	878,164	165,727,110
Wendy's Co.	3,852,287	67,222,408
		839,954,910

Energy 13.0%
APA Corp.	7,069,816	215,841,483
Chevron Corp.	14,209,614	2,306,220,352
Coterra Energy, Inc.	17,347,851	494,760,711
EOG Resources, Inc.	13,449,224	1,675,100,849
HF Sinclair Corp.	3,610,628	199,414,984
ONEOK, Inc.	13,435,409	1,088,268,129
Valero Energy Corp.	7,851,888	1,233,845,680
		7,213,452,188

Financial Services 5.7%
Artisan Partners Asset Management, Inc., Class A	1,579,440	69,542,743
BlackRock, Inc.	2,673,580	2,064,083,967
Cohen & Steers, Inc.	588,181	41,343,242
Janus Henderson Group PLC	3,053,717	102,299,520
Radian Group, Inc.	3,535,795	110,458,236
T Rowe Price Group, Inc.	5,153,901	607,284,155

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Virtus Investment Partners, Inc.	155,593	35,567,004
Western Union Co.	8,410,919	107,659,763
		3,138,238,630

Food, Beverage & Tobacco 12.8%
Altria Group, Inc.	40,790,423	1,886,557,064
Coca-Cola Co.	35,839,286	2,255,366,268
Hershey Co.	3,456,806	683,859,931
PepsiCo, Inc.	12,959,905	2,240,767,574
		7,066,550,837

Household & Personal Products 1.9%
Kimberly-Clark Corp.	7,793,955	1,038,934,202

Insurance 1.8%
AMERISAFE, Inc.	444,461	19,480,726
Cincinnati Financial Corp.	3,618,777	425,495,800
Fidelity National Financial, Inc.	5,962,957	300,294,514
Unum Group	4,228,445	227,744,048
		973,015,088

Materials 3.2%
Amcor PLC	33,334,039	339,007,177
CF Industries Holdings, Inc.	4,406,358	351,318,923
Huntsman Corp.	3,812,843	94,558,506
LyondellBasell Industries NV, Class A	5,909,816	587,553,907
Packaging Corp. of America	2,067,002	379,274,197
		1,751,712,710

Media & Entertainment 0.7%
Interpublic Group of Cos., Inc.	8,834,075	277,124,933
Nexstar Media Group, Inc.	743,828	123,244,861
		400,369,794

Pharmaceuticals, Biotechnology & Life Sciences 15.2%
AbbVie, Inc.	12,161,196	1,960,871,243
Amgen, Inc.	7,801,817	2,386,185,729
Bristol-Myers Squibb Co.	42,511,644	1,746,803,452
Pfizer, Inc.	80,055,216	2,294,382,491
		8,388,242,915

Semiconductors & Semiconductor Equipment 5.3%
Skyworks Solutions, Inc.	3,676,091	340,626,592
Texas Instruments, Inc.	13,277,065	2,589,160,446
		2,929,787,038

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.8%
Cisco Systems, Inc.	45,041,470	2,094,428,355

Telecommunication Services 4.0%
Verizon Communications, Inc.	53,982,371	2,221,374,567

Transportation 4.1%
CH Robinson Worldwide, Inc.	2,691,731	232,484,807
United Parcel Service, Inc., Class B	14,649,070	2,035,195,295
		2,267,680,102

Utilities 0.0%
Clearway Energy, Inc., Class A	798,621	20,508,587
Total Common Stocks (Cost $52,714,883,249)		55,096,325,852

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (a)	15,880,922	15,880,922
Total Short-Term Investments (Cost $15,880,922)		15,880,922
Total Investments in Securities (Cost $52,730,764,171)		55,112,206,774

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 06/21/24	647	125,488,885	(2,278,438)
S&P 400 Mid-Cap Index, e-mini, expires 06/21/24	106	31,714,140	(210,973)
			(2,489,411)

(a)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$55,096,325,852	$—	$—	$55,096,325,852
Short-Term Investments[1]	15,880,922	—	—	15,880,922
Liabilities
Futures Contracts[2]	(2,489,411)	—	—	(2,489,411)
Total	$55,109,717,363	$—	$—	$55,109,717,363

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG89948MAY24